Portfolio of Investments January 31, 2026
Core Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.7%
284,742 (a) Tesla, Inc $ 122,555,804
TOTAL AUTOMOBILES & COMPONENTS 122,555,804
BANKS - 3.3%
1,384,625 Citigroup, Inc 160,214,959
236,155 JPMorgan Chase & Co 72,237,453
TOTAL BANKS 232,452,412
CAPITAL GOODS - 7.0%
241,729 Cummins, Inc 139,917,580
112,721 GE Vernova, Inc 81,877,153
327,377 Howmet Aerospace, Inc 68,120,606
711,169 Ingersoll Rand, Inc 61,224,539
720,216 RTX Corp 144,713,001
TOTAL CAPITAL GOODS 495,852,879
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.7%
1,349,923 (a) Amazon.com, Inc 323,036,574
15,439 (a) Autozone, Inc 57,190,533
121,296 Home Depot, Inc 45,436,269
963,140 TJX Cos, Inc 144,288,003
237,038 Williams-Sonoma, Inc 48,509,827
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 618,461,206
CONSUMER DURABLES & APPAREL - 1.2%
699,575 Pulte Homes, Inc 87,509,837
TOTAL CONSUMER DURABLES & APPAREL 87,509,837
CONSUMER SERVICES - 1.8%
1,787,252 (a) Carnival Corp 53,653,305
278,477 Expedia Group, Inc 73,751,849
TOTAL CONSUMER SERVICES 127,405,154
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.1%
1,869,237 Walmart, Inc 222,700,896
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 222,700,896
ENERGY - 0.4%
178,195 Chevron Corp 31,522,695
TOTAL ENERGY 31,522,695
FINANCIAL SERVICES - 6.5%
176,868 Ameriprise Financial, Inc 93,243,041
730,303 Bank of New York Mellon Corp 87,577,936
44,251 Goldman Sachs Group, Inc 41,392,828
323,879 Mastercard, Inc (Class A) 174,502,766
209,149 Visa, Inc (Class A) 67,310,423
TOTAL FINANCIAL SERVICES 464,026,994
FOOD, BEVERAGE & TOBACCO - 0.9%
969,137 Altria Group, Inc 60,076,803
TOTAL FOOD, BEVERAGE & TOBACCO 60,076,803
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
1,070,828 (a) Boston Scientific Corp 100,154,543
164,485 HCA, Inc 80,313,091
55,830 McKesson Corp 46,406,454
414,408 (a) Tenet Healthcare Corp 78,439,146
TOTAL HEALTH CARE EQUIPMENT & SERVICES 305,313,234
MATERIALS - 4.9%
1,027,756 Freeport-McMoRan, Inc (Class B) 61,901,744
539,183 Newmont Goldcorp Corp 60,577,210
523,628 Royal Gold, Inc 137,876,489
479,425 Steel Dynamics, Inc 86,090,347
TOTAL MATERIALS 346,445,790
MEDIA & ENTERTAINMENT - 10.0%
685,256 Alphabet, Inc 231,979,714

Core Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
816,110 Alphabet, Inc (Class A) $ 275,845,180
284,777 Meta Platforms, Inc 204,042,720
TOTAL MEDIA & ENTERTAINMENT 711,867,614
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
447,290 AbbVie, Inc 99,750,143
195,540 Eli Lilly & Co 202,804,311
809,618 Johnson & Johnson 183,985,690
183,222 Regeneron Pharmaceuticals, Inc 135,849,952
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 622,390,096
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.6%
337,543 (a) Advanced Micro Devices, Inc 79,906,554
693,922 Broadcom, Inc 229,896,359
467,594 Lam Research Corp 109,164,495
3,234,989 Nvidia Corp 618,303,448
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,037,270,856
SOFTWARE & SERVICES - 9.1%
33,298 (a) AppLovin Corp 15,753,617
1,057,704 Microsoft Corp 455,119,454
467,704 (a) Palantir Technologies, Inc 68,560,730
354,827 (a) Palo Alto Networks, Inc 62,793,734
208,683 Salesforce, Inc 44,301,314
TOTAL SOFTWARE & SERVICES 646,528,849
TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
1,546,800 Apple, Inc 401,363,664
1,489,947 Cisco Systems, Inc 116,692,649
113,719 Seagate Technology Holdings plc 46,362,099
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 564,418,412
TRANSPORTATION - 2.8%
941,035 Delta Air Lines, Inc 62,004,796
993,339 (a) Uber Technologies, Inc 79,516,787
570,003 (a) United Airlines Holdings, Inc 58,322,707
TOTAL TRANSPORTATION 199,844,290
UTILITIES - 2.8%
1,248,163 Alliant Energy Corp 82,266,423
948,311 American Electric Power Co, Inc 113,583,950
TOTAL UTILITIES 195,850,373
TOTAL COMMON STOCKS
(Cost $4,156,495,641) 7,092,494,194
TOTAL LONG-TERM INVESTMENTS
(Cost $4,156,495,641) 7,092,494,194
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 7,368,000 (b) Fixed Income Clearing Corporation 3 .660% 02/02/26 7,368,000
TOTAL REPURCHASE AGREEMENT 7,368,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,368,000) 7,368,000
TOTAL INVESTMENTS - 100.0%
(Cost $4,163,863,641) 7,099,862,194
OTHER ASSETS & LIABILITIES, NET - (0.0)% (3,200,654)
NET ASSETS - 100.0% $ 7,096,661,540
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $7,370,247 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $7,515,361.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $7,092,494,194 $— $— $7,092,494,194
Short-Term Investments
:
Repurchase agreement — 7,368,000 — 7,368,000
Total $7,092,494,194 $7,368,000 $— $7,099,862,194
1 1 1 1 1

Large Cap Growth
Portfolio of Investments January 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 3.0%
445,730 (a) Tesla, Inc $ 191,846,649
TOTAL AUTOMOBILES & COMPONENTS 191,846,649
CAPITAL GOODS - 4.7%
228,395 General Electric Co 70,069,302
350,264 Howmet Aerospace, Inc 72,882,933
170,146 Quanta Services, Inc 80,756,396
184,275 Trane Technologies plc 77,502,380
TOTAL CAPITAL GOODS 301,211,011
COMMERCIAL & PROFESSIONAL SERVICES - 2.5%
304,654 Cintas Corp 58,307,729
1,401,090 (a) Copart, Inc 56,856,232
468,346 Veralto Corp 46,356,887
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 161,520,848
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.1%
1,313,216 (a) Amazon.com, Inc 314,252,589
207,201 Home Depot, Inc 77,615,423
741,072 (a) O'Reilly Automotive, Inc 72,928,895
388,575 TJX Cos, Inc 58,212,421
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 523,009,328
CONSUMER SERVICES - 1.1%
226,953 Hilton Worldwide Holdings, Inc 67,747,740
TOTAL CONSUMER SERVICES 67,747,740
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.2%
104,524 Casey's General Stores, Inc 63,393,806
136,026 Costco Wholesale Corp 127,898,446
641,518 Walmart, Inc 76,430,455
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 267,722,707
ENERGY - 0.7%
213,170 Cheniere Energy, Inc 45,089,718
TOTAL ENERGY 45,089,718
FINANCIAL SERVICES - 5.6%
226,558 American Express Co 79,786,931
124,069 Ameriprise Financial, Inc 65,407,936
3,133,698 (a) Grab Holdings Ltd 13,474,901
531,400 KKR & Co, Inc 60,717,764
266,905 Mastercard, Inc (Class A) 143,805,745
TOTAL FINANCIAL SERVICES 363,193,277
FOOD, BEVERAGE & TOBACCO - 0.8%
708,485 Coca-Cola Co 53,001,763
TOTAL FOOD, BEVERAGE & TOBACCO 53,001,763
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
879,774 (a) Boston Scientific Corp 82,285,262
131,915 (a) Intuitive Surgical, Inc 66,514,181
136,110 Stryker Corp 50,300,812
183,370 (a) Veeva Systems, Inc 37,392,810
TOTAL HEALTH CARE EQUIPMENT & SERVICES 236,493,065
MATERIALS - 0.6%
84,249 Linde plc 38,499,266
TOTAL MATERIALS 38,499,266
MEDIA & ENTERTAINMENT - 12.7%
1,482,097 Alphabet, Inc 501,734,297
305,031 Meta Platforms, Inc 218,554,712
1,129,947 (a) Netflix, Inc 94,339,275
TOTAL MEDIA & ENTERTAINMENT 814,628,284
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.4%
132,447 Eli Lilly & Co 137,367,406
832,782 (a) Exelixis, Inc 34,443,864

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
338,432 Gilead Sciences, Inc $ 48,040,422
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 219,851,692
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.6%
1,075,923 Broadcom, Inc 356,453,290
494,811 Lam Research Corp 115,518,576
4,132,413 Nvidia Corp 789,828,097
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,261,799,963
SOFTWARE & SERVICES - 14.9%
162,221 Intuit, Inc 80,935,301
1,513,216 Microsoft Corp 651,121,713
239,112 Oracle Corp 39,353,053
337,139 (a) Palantir Technologies, Inc 49,421,206
447,284 (a) Palo Alto Networks, Inc 79,155,850
126,333 (a) Synopsys, Inc 58,759,373
TOTAL SOFTWARE & SERVICES 958,746,496
TECHNOLOGY HARDWARE & EQUIPMENT - 13.9%
714,580 Amphenol Corp (Class A) 102,956,686
2,806,147 Apple, Inc 728,139,024
429,872 (a) Arista Networks, Inc 60,930,057
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 892,025,767
TOTAL COMMON STOCKS
(Cost $3,320,239,863) 6,396,387,574
TOTAL LONG-TERM INVESTMENTS
(Cost $3,320,239,863) 6,396,387,574
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 15,834,000 (b) Fixed Income Clearing Corporation 3 .660% 02/02/26 15,834,000
TOTAL REPURCHASE AGREEMENT 15,834,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,834,000) 15,834,000
TOTAL INVESTMENTS - 99.8%
(Cost $3,336,073,863) 6,412,221,574
OTHER ASSETS & LIABILITIES, NET - 0.2% 14,011,140
NET ASSETS - 100.0% $ 6,426,232,714
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $15,838,829 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $16,150,685.

Large Cap Growth

Portfolio of Investments January 31, 2026
(continued)
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Growth
Long-Term Investments
:
Common stocks $6,396,387,574 $— $— $6,396,387,574
Short-Term Investments
:
Repurchase agreement — 15,834,000 — 15,834,000
Total $6,396,387,574 $15,834,000 $— $6,412,221,574
1 1 1 1 1

Portfolio of Investments January 31, 2026
Large Cap Value

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
BANKS - 10.4%
2,668,135 Bank of America Corp $ 141,944,782
986,465 Fifth Third Bancorp 49,540,272
791,852 JPMorgan Chase & Co 242,219,608
382,514 PNC Financial Services Group, Inc 85,415,376
1,571,444 Wells Fargo & Co 142,199,968
TOTAL BANKS 661,320,006
CAPITAL GOODS - 13.3%
478,547 (a) Boeing Co 111,846,005
103,610 Deere & Co 54,706,080
412,933 Dover Corp 83,201,870
292,489 Eaton Corp plc 102,786,484
669,386 Emerson Electric Co 98,372,967
311,943 Honeywell International, Inc 70,973,271
595,622 Masco Corp 39,364,658
127,988 Parker-Hannifin Corp 119,776,290
716,855 RTX Corp 144,037,675
53,889 Trane Technologies plc 22,664,636
TOTAL CAPITAL GOODS 847,729,936
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.4%
583,511 (a) Amazon.com, Inc 139,634,182
207,490 Home Depot, Inc 77,723,679
615,799 (a) O'Reilly Automotive, Inc 60,600,780
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 277,958,641
CONSUMER DURABLES & APPAREL - 1.1%
8,841 (a) NVR, Inc 67,507,489
TOTAL CONSUMER DURABLES & APPAREL 67,507,489
CONSUMER SERVICES - 1.9%
10,199 Booking Holdings, Inc 51,013,766
228,123 Hilton Worldwide Holdings, Inc 68,096,997
TOTAL CONSUMER SERVICES 119,110,763
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.4%
747,676 Walmart, Inc 89,078,119
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 89,078,119
ENERGY - 6.2%
459,484 Chevron Corp 81,282,720
794,959 ConocoPhillips 82,858,576
502,849 EOG Resources, Inc 56,384,458
953,987 Exxon Mobil Corp 134,893,762
227,096 Valero Energy Corp 41,202,027
TOTAL ENERGY 396,621,543
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
715,865 Prologis, Inc 93,463,334
253,928 Simon Property Group, Inc 48,578,966
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 142,042,300
FINANCIAL SERVICES - 10.5%
289,036 American Express Co 101,789,808
309,098 (a) Berkshire Hathaway, Inc 148,530,862
82,412 BlackRock, Inc 92,214,083
734,833 Charles Schwab Corp 76,363,845
131,206 Goldman Sachs Group, Inc 122,731,405
508,586 Intercontinental Exchange, Inc 88,382,075
371,190 KKR & Co, Inc 42,412,169
TOTAL FINANCIAL SERVICES 672,424,247
FOOD, BEVERAGE & TOBACCO - 2.2%
1,159,466 Mondelez International, Inc 67,793,977

Large Cap Value

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
420,952 Philip Morris International, Inc $ 75,535,627
TOTAL FOOD, BEVERAGE & TOBACCO 143,329,604
HEALTH CARE EQUIPMENT & SERVICES - 5.6%
866,182 Abbott Laboratories 94,673,693
256,981 Cigna Group 70,441,062
179,910 Elevance Health, Inc 62,202,083
107,408 HCA, Inc 52,444,104
279,561 UnitedHealth Group, Inc 80,214,438
TOTAL HEALTH CARE EQUIPMENT & SERVICES 359,975,380
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
484,310 Procter & Gamble Co 73,503,729
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 73,503,729
INSURANCE - 3.2%
874,215 American International Group, Inc 65,461,219
209,810 Chubb Ltd 64,948,784
392,479 Marsh & McLennan Cos, Inc 73,860,623
TOTAL INSURANCE 204,270,626
MATERIALS - 4.0%
869,815 DuPont de Nemours, Inc 38,202,275
242,049 Linde plc 110,609,132
145,837 Reliance Steel & Aluminum Co 48,053,291
1,339,795 Smurfit WestRock plc 55,775,666
TOTAL MATERIALS 252,640,364
MEDIA & ENTERTAINMENT - 6.9%
878,150 Alphabet, Inc 297,280,120
41,792 Meta Platforms, Inc 29,943,968
1,031,123 Walt Disney Co 116,310,674
TOTAL MEDIA & ENTERTAINMENT 443,534,762
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
248,960 AbbVie, Inc 55,520,570
335,164 Danaher Corp 73,364,048
809,344 Johnson & Johnson 183,923,424
87,887 Regeneron Pharmaceuticals, Inc 65,163,816
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 377,971,858
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
263,044 Analog Devices, Inc 81,775,119
296,838 Applied Materials, Inc 95,676,824
78,439 Broadcom, Inc 25,986,841
839,384 (a) Intel Corp 39,006,174
254,549 Lam Research Corp 59,427,010
209,691 Micron Technology, Inc 86,996,602
217,589 NXP Semiconductors NV 49,205,576
307,442 Qnity Electronics, Inc 29,569,772
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 467,643,918
SOFTWARE & SERVICES - 2.1%
280,652 Accenture plc 73,991,093
142,737 Microsoft Corp 61,418,304
TOTAL SOFTWARE & SERVICES 135,409,397
TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
1,062,334 Cisco Systems, Inc 83,201,999
323,040 TE Connectivity plc 71,966,851
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 155,168,850
TELECOMMUNICATION SERVICES - 0.7%
219,628 T-Mobile US, Inc 43,312,838
TOTAL TELECOMMUNICATION SERVICES 43,312,838
TRANSPORTATION - 2.1%
118,360 FedEx Corp 38,141,510
403,383 Union Pacific Corp 94,835,343
TOTAL TRANSPORTATION 132,976,853
UTILITIES - 4.7%
599,772 Ameren Corp 61,944,452

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
563,035 American Electric Power Co, Inc $ 67,437,517
782,643 Duke Energy Corp 94,973,728
880,750 NextEra Energy, Inc 77,417,925
TOTAL UTILITIES 301,773,622
TOTAL COMMON STOCKS
(Cost $3,475,884,590) 6,365,304,845
TOTAL LONG-TERM INVESTMENTS
(Cost $3,475,884,590) 6,365,304,845
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 20,730,000 (b) Fixed Income Clearing Corporation 3 .660% 02/02/26 20,730,000
TOTAL REPURCHASE AGREEMENT 20,730,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,730,000) 20,730,000
TOTAL INVESTMENTS - 100.0%
(Cost $3,496,614,590) 6,386,034,845
OTHER ASSETS & LIABILITIES, NET - 0.0% 1,884,944
NET ASSETS - 100.0% $ 6,387,919,789
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $20,736,323 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $21,144,791.
Fund Level 1 Level 2 Level 3 Total
Large Cap Value
Long-Term Investments
:
Common stocks $6,365,304,845 $— $— $6,365,304,845
Short-Term Investments
:
Repurchase agreement — 20,730,000 — 20,730,000
Total $6,365,304,845 $20,730,000 $— $6,386,034,845
1 1 1 1 1

Quant Mid Cap Growth
Portfolio of Investments January 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 100.0%
CAPITAL GOODS - 20.5%
14,220 Armstrong World Industries, Inc $ 2,612,783
3,885 (a) Axon Enterprise, Inc 1,878,708
50,260 BWX Technologies, Inc 10,324,912
14,490 Comfort Systems USA, Inc 16,549,029
9,480 (a) Core & Main, Inc 505,853
18,480 EMCOR Group, Inc 13,319,090
97,360 Fastenal Co 4,221,529
50,120 Ferguson Enterprises, Inc 12,653,295
62,520 HEICO Corp (Class A) 15,916,967
60,660 Howmet Aerospace, Inc 12,622,133
294,210 Leonardo DRS, Inc 12,080,263
15,820 Quanta Services, Inc 7,508,647
74,700 (a) Rocket Lab Corp 5,981,229
140,635 Vertiv Holdings Co 26,183,424
600 W.W. Grainger, Inc 647,964
TOTAL CAPITAL GOODS 143,005,826
COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
317,790 (a) ExlService Holdings, Inc 12,441,479
35,770 (a) Rollins, Inc 2,265,672
260,590 Tetra Tech, Inc 9,813,819
21,030 Veralto Corp 2,081,549
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 26,602,519
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.3%
19,970 (a) Carvana Co 8,010,167
397,570 (a) Chewy, Inc 11,573,263
594,010 (a) Coupang, Inc 11,975,241
79,000 Ross Stores, Inc 14,903,350
109,810 (a) Wayfair, Inc 11,364,237
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 57,826,258
CONSUMER DURABLES & APPAREL - 1.3%
54,740 (a) Deckers Outdoor Corp 6,532,672
45,680 (a) On Holding AG. 2,067,020
1,930 Tapestry, Inc 244,936
TOTAL CONSUMER DURABLES & APPAREL 8,844,628
CONSUMER SERVICES - 10.5%
114,090 (a) Bright Horizons Family Solutions, Inc 10,568,157
140,350 (a) Carnival Corp 4,213,307
20,720 Domino's Pizza, Inc 8,502,038
296,157 (a) DraftKings, Inc 8,147,279
56,670 (a) Flutter Entertainment plc 9,359,050
7,710 H&R Block, Inc 304,159
25,604 Hilton Worldwide Holdings, Inc 7,643,050
100,690 Las Vegas Sands Corp 5,309,384
17,630 (a) Norwegian Cruise Line Holdings Ltd 387,155
35,240 Royal Caribbean Cruises Ltd 11,440,666
27,660 Texas Roadhouse, Inc (Class A) 4,974,928
34,280 Travel & Leisure Co 2,383,831
TOTAL CONSUMER SERVICES 73,233,004
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
160,530 Sysco Corp 13,460,440
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 13,460,440
ENERGY - 2.2%
54,450 Cheniere Energy, Inc 11,517,264

SHARES DESCRIPTION VALUE
ENERGY (continued)
19,820 Targa Resources Corp $ 3,983,424
TOTAL ENERGY 15,500,688
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
24,860 Simon Property Group, Inc 4,755,967
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,755,967
FINANCIAL SERVICES - 9.3%
4,220 Ameriprise Financial, Inc 2,224,742
103,240 Bank of New York Mellon Corp 12,380,541
5,081 (a) Coinbase Global, Inc 989,474
6,960 Factset Research Systems, Inc 1,770,346
52,500 Hamilton Lane, Inc 7,415,100
56,871 (b) iShares Russell Midcap Growth Index Fund 7,714,551
11,050 Jefferies Financial Group, Inc 676,039
116,040 (a) Lazard, Inc 6,233,669
17,504 MSCI, Inc (Class A) 10,663,787
42,840 (a) Robinhood Markets, Inc 4,261,723
39,410 (a) SoFi Technologies, Inc 898,942
311,730 (a) Toast, Inc 9,697,920
TOTAL FINANCIAL SERVICES 64,926,834
HEALTH CARE EQUIPMENT & SERVICES - 9.3%
76,725 AmerisourceBergen Corp 27,561,154
7,820 Cardinal Health, Inc 1,680,362
54,510 (a) DexCom, Inc 3,981,410
22,452 (a) IDEXX Laboratories, Inc 15,053,168
1,380 (a) Insulet Corp 353,018
38,910 (a) Masimo Corp 5,343,510
53,365 (a) Veeva Systems, Inc 10,882,191
TOTAL HEALTH CARE EQUIPMENT & SERVICES 64,854,813
MEDIA & ENTERTAINMENT - 3.6%
331,710 (a) Pinterest, Inc 7,340,742
10,340 (a) Reddit, Inc 1,863,992
157,984 (a) ROBLOX Corp 10,389,028
54,800 (a) Roku, Inc 5,216,960
TOTAL MEDIA & ENTERTAINMENT 24,810,722
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
17,120 (a) Alnylam Pharmaceuticals, Inc 5,787,587
283,120 (a) Caris Life Sciences, Inc 6,557,059
328,390 (a) Exelixis, Inc 13,582,210
96,670 (a) Halozyme Therapeutics, Inc 6,932,206
112,110 (a) Neurocrine Biosciences, Inc 15,253,687
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 48,112,749
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
4,570 (a) CBRE Group, Inc 778,408
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 778,408
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
9,320 (a) Astera Labs, Inc 1,403,778
72,660 (a) Enphase Energy, Inc 2,686,967
46,290 (a) Lattice Semiconductor Corp 3,727,271
12,583 Monolithic Power Systems, Inc 14,145,179
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 21,963,195
SOFTWARE & SERVICES - 13.0%
15,750 (a) Appfolio, Inc 2,990,610
8,102 (a) AppLovin Corp 3,833,137
44,641 (a) Cloudflare, Inc 7,917,081
26,762 (a) Datadog, Inc 3,460,862
184,230 (a) Dropbox, Inc 4,694,181
193,160 (a) Dynatrace, Inc 7,357,464
161,330 (a) Elastic NV 10,636,487
151,410 Gen Digital, Inc 3,632,326
106,630 (a) GoDaddy, Inc 10,718,448
22,464 (a) HubSpot, Inc 6,289,920

Quant Mid Cap Growth

Portfolio of Investments January 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
23,760 (a) MongoDB, Inc $ 8,822,801
26,626 (a) Palantir Technologies, Inc 3,903,105
331,680 (a) RingCentral, Inc 8,583,878
127,710 (a) Rubrik, Inc 7,145,375
27,128 (a) Trade Desk, Inc 822,792
TOTAL SOFTWARE & SERVICES 90,808,467
TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
5,000 NetApp, Inc 481,750
118,080 (a) Pure Storage, Inc 8,211,283
9,510 (a),(b) Super Micro Computer, Inc 276,836
11,970 Ubiquiti, Inc 6,600,498
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 15,570,367
TELECOMMUNICATION SERVICES - 0.1%
153,712 (a),(c) GCI Liberty, Inc 1,537
21,470 Iridium Communications, Inc 427,683
TOTAL TELECOMMUNICATION SERVICES 429,220
TRANSPORTATION - 1.0%
412,550 (a) Lyft, Inc (Class A) 6,959,718
TOTAL TRANSPORTATION 6,959,718
UTILITIES - 2.1%
55,430 NRG Energy, Inc 8,460,281
40,761 Vistra Corp 6,454,504
TOTAL UTILITIES 14,914,785
TOTAL COMMON STOCKS
(Cost $639,046,952) 697,358,608
TOTAL LONG-TERM INVESTMENTS
(Cost $639,046,952) 697,358,608
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
1,985,452 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(e) 1,985,452
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,985,452) 1,985,452
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 510,000 (f) Fixed Income Clearing Corporation 3 .660 02/02/26 510,000
TOTAL REPURCHASE AGREEMENT 510,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $510,000) 510,000
TOTAL INVESTMENTS - 100.4%
(Cost $641,542,404) 699,854,060
OTHER ASSETS & LIABILITIES, NET - (0.4)% (2,458,512)
NET ASSETS - 100.0% $ 697,395,548
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,254,532.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $510,156 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $520,203.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Quant Mid Cap Growth
Long-Term Investments
:
Common stocks $697,357,071 $— $1,537 $697,358,608
Investments purchased with collateral from securities lending 1,985,452 — — 1,985,452
Short-Term Investments
:
Repurchase agreement — 510,000 — 510,000
Total $699,342,523 $510,000 $1,537 $699,854,060
1 1 1 1 1

Mid Cap Value
Portfolio of Investments January 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
BANKS - 5.1%
232,882 East West Bancorp, Inc $ 26,651,016
596,344 Fifth Third Bancorp 29,948,396
111,408 M&T Bank Corp 24,684,670
TOTAL BANKS 81,284,082
CAPITAL GOODS - 19.2%
66,832 Carlisle Cos, Inc 22,782,360
285,176 Carrier Global Corp 16,990,786
143,861 Crane Co 26,274,773
153,114 Dover Corp 30,850,940
70,603 Hubbell, Inc 34,450,028
164,634 ITT, Inc 30,012,778
119,835 L3Harris Technologies, Inc 41,085,430
281,999 nVent Electric plc 31,657,208
125,284 Owens Corning, Inc 15,014,035
124,006 WESCO International, Inc 35,891,057
94,711 Westinghouse Air Brake Technologies Corp 21,796,789
TOTAL CAPITAL GOODS 306,806,184
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
229,792 (a) Parsons Corp 16,099,228
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,099,228
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
101,310 (a) Autonation, Inc 20,766,524
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 20,766,524
CONSUMER DURABLES & APPAREL - 3.2%
70,029 DR Horton, Inc 10,423,116
51,928 Ralph Lauren Corp 18,351,875
270,586 (b) Whirlpool Corp 21,644,174
TOTAL CONSUMER DURABLES & APPAREL 50,419,165
CONSUMER SERVICES - 3.8%
77,383 Darden Restaurants, Inc 15,426,301
427,199 Travel & Leisure Co 29,707,418
215,486 Wyndham Hotels & Resorts, Inc 15,685,226
TOTAL CONSUMER SERVICES 60,818,945
ENERGY - 6.9%
396,513 Baker Hughes Co 22,220,589
130,437 Diamondback Energy, Inc 21,385,146
2,253,969 Permian Resources Corp 36,356,520
458,697 Williams Cos, Inc 30,851,960
TOTAL ENERGY 110,814,215
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.8%
171,795 Digital Realty Trust, Inc 28,509,380
104,080 EastGroup Properties, Inc 18,905,091
245,631 Regency Centers Corp 17,899,131
654,507 STAG Industrial, Inc 24,550,558
370,542 Ventas, Inc 28,779,997
835,379 Weyerhaeuser Co 21,536,071
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 140,180,228
FINANCIAL SERVICES - 5.8%
510,861 Jefferies Financial Group, Inc 31,254,476
421,653 OneMain Holdings, Inc 27,635,138
204,299 Raymond James Financial, Inc 33,885,032
TOTAL FINANCIAL SERVICES 92,774,646
FOOD, BEVERAGE & TOBACCO - 1.6%
172,308 McCormick & Co, Inc 10,653,804

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
759,485 Primo Brands Corp $ 14,384,646
TOTAL FOOD, BEVERAGE & TOBACCO 25,038,450
HEALTH CARE EQUIPMENT & SERVICES - 0.6%
50,065 Humana, Inc 9,772,688
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,772,688
INSURANCE - 7.6%
157,484 Allstate Corp 31,337,741
218,671 American International Group, Inc 16,374,084
208,018 (a) Arch Capital Group Ltd 19,978,049
516,140 Fidelity National Financial, Inc 28,072,855
338,876 Unum Group 25,744,410
TOTAL INSURANCE 121,507,139
MATERIALS - 3.6%
330,262 DuPont de Nemours, Inc 14,505,107
65,520 Reliance Steel & Aluminum Co 21,588,840
268,808 Westlake Chemical Corp 21,321,851
TOTAL MATERIALS 57,415,798
MEDIA & ENTERTAINMENT - 1.6%
115,045 (a) Take-Two Interactive Software, Inc 25,344,413
TOTAL MEDIA & ENTERTAINMENT 25,344,413
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
237,464 (a) BioMarin Pharmaceutical, Inc 13,426,215
1,134,656 (a) Elanco Animal Health, Inc 27,322,516
625,847 (a) Exelixis, Inc 25,885,031
191,451 (a) Jazz Pharmaceuticals plc 31,491,775
58,657 (a) United Therapeutics Corp 27,538,875
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 125,664,412
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
87,255 Marvell Technology, Inc 6,886,165
327,955 Microchip Technology, Inc 24,898,344
122,203 MKS Instruments, Inc 28,767,808
165,130 Qnity Electronics, Inc 15,882,203
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 76,434,520
SOFTWARE & SERVICES - 3.4%
119,904 (a) Check Point Software Technologies 21,523,967
770,761 Gen Digital, Inc 18,490,556
56,652 VeriSign, Inc 13,836,118
TOTAL SOFTWARE & SERVICES 53,850,641
TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
117,242 (a) Ciena Corp 29,522,708
182,244 Crane NXT Co 9,206,967
936,657 Hewlett Packard Enterprise Co 20,156,859
218,989 TD SYNNEX Corp 34,746,984
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 93,633,518
UTILITIES - 7.5%
442,839 Alliant Energy Corp 29,187,518
164,087 American Electric Power Co, Inc 19,653,520
288,404 CMS Energy Corp 20,618,002
293,584 Eversource Energy 20,295,462
645,643 FirstEnergy Corp 30,564,740
TOTAL UTILITIES 120,319,242
TOTAL COMMON STOCKS
(Cost $1,183,827,930) 1,588,944,038
TOTAL LONG-TERM INVESTMENTS
(Cost $1,183,827,930) 1,588,944,038

Mid Cap Value

Portfolio of Investments January 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
10,310,081 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(d) $ 10,310,081
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,310,081) 10,310,081
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.5%
$ 7,333,000 (e) Fixed Income Clearing Corporation 3 .660 02/02/26 7,333,000
TOTAL REPURCHASE AGREEMENT 7,333,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,333,000) 7,333,000
TOTAL INVESTMENTS - 100.7%
(Cost $1,201,471,011) 1,606,587,119
OTHER ASSETS & LIABILITIES, NET - (0.7)% (11,300,933)
NET ASSETS - 100.0% $ 1,595,286,186
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,702,667.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $7,335,237 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $7,479,850.
Fund Level 1 Level 2 Level 3 Total
Mid Cap Value
Long-Term Investments
:
Common stocks $1,588,944,038 $— $— $1,588,944,038
Investments purchased with collateral from securities lending 10,310,081 — — 10,310,081
Short-Term Investments
:
Repurchase agreement — 7,333,000 — 7,333,000
Total $1,599,254,119 $7,333,000 $— $1,606,587,119
1 1 1 1 1

Portfolio of Investments January 31, 2026
Quant Small Cap Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.9%
COMMON STOCKS - 97.9%
AUTOMOBILES & COMPONENTS - 0.9%
292,020 (a) Fox Factory Holding Corp $ 5,373,168
649,160 Garrett Motion, Inc 11,710,846
1,409,770 (a) Solid Power, Inc 6,315,770
216,410 Winnebago Industries, Inc 9,935,383
TOTAL AUTOMOBILES & COMPONENTS 33,335,167
BANKS - 10.2%
146,330 Amalgamated Financial Corp 5,683,457
217,480 Ameris Bancorp 17,533,237
539,600 (a) Associated Banc-Corp 14,709,496
127,640 (a) Axos Financial, Inc 12,635,084
202,310 (a) Bank of Hawaii Corp 15,128,742
243,451 Bank of NT Butterfield & Son Ltd 12,610,762
82,390 Banner Corp 5,094,998
467,150 Berkshire Hills Bancorp, Inc 13,243,702
217,280 Cadence Bank 9,149,661
134,880 Central Pacific Financial Corp 4,393,042
278,486 Columbia Banking System, Inc 8,198,628
247,200 ConnectOne Bancorp, Inc 6,580,464
251,020 (a) Customers Bancorp, Inc 19,835,600
564,340 (a) Eastern Bankshares, Inc 11,560,505
134,770 First Bancorp 7,807,226
380,530 First Busey Corp 9,380,064
455,090 (a) First Financial Bancorp 13,079,287
80,810 First Financial Corp 5,265,580
252,430 First Merchants Corp 10,036,617
380,790 (a) Heritage Commerce Corp 4,847,457
153,690 Heritage Financial Corp 3,966,739
96,369 Independent Bank Corp 3,387,370
95,840 Metropolitan Bank Holding Corp 8,874,784
251,800 (a) National Bank Holdings Corp 10,117,324
169,340 OceanFirst Financial Corp 3,175,125
305,230 (a) OFG Bancorp 12,300,769
112,700 Pathward Financial, Inc 10,175,683
562,265 Provident Financial Services, Inc 12,448,547
142,930 (a) S&T Bancorp, Inc 6,094,535
289,110 Towne Bank 10,118,850
246,680 (a) Trustmark Corp 10,488,834
191,383 UMB Financial Corp 24,332,435
326,333 United Bankshares, Inc 13,813,676
334,831 United Community Banks, Inc 11,528,231
362,080 WesBanco, Inc 12,777,803
138,990 (a) Westamerica Bancorporation 7,030,114
54,950 (a) WSFS Financial Corp 3,556,913
TOTAL BANKS 370,961,341
CAPITAL GOODS - 14.9%
2,352,240 (a),(b) 3D Systems Corp 5,269,018
90,320 Albany International Corp (Class A) 5,011,857
340,280 (a) American Superconductor Corp 10,181,178
363,300 (a) Archer Aviation, Inc 2,612,127
29,540 Arcosa, Inc 3,381,444
220,230 (a) Astronics Corp 16,682,422
163,910 Atmus Filtration Technologies, Inc 9,501,863
424,440 (a) Bloom Energy Corp 64,247,483
224,990 (a) Blue Bird Corp 11,319,247
108,460 (a) CECO Environmental Corp 7,313,458
431,290 (a) Centuri Holdings, Inc 11,903,604
6,270 Comfort Systems USA, Inc 7,160,967
161,960 (a) DNOW, Inc 2,460,172

Quant Small Cap Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
81,250 (a) Ducommun, Inc $ 9,209,687
24,890 (a) Dycom Industries, Inc 9,069,667
81,540 ESCO Technologies, Inc 18,604,982
157,670 Federal Signal Corp 17,042,550
137,570 (a) Franklin Electric Co, Inc 13,704,723
141,630 Granite Construction, Inc 17,100,406
78,410 Griffon Corp 6,386,494
804,480 (a) Hillman Solutions Corp 7,537,978
143,240 Leonardo DRS, Inc 5,881,434
28,470 McGrath RentCorp 3,179,814
185,710 (a) Mercury Computer Systems, Inc 17,434,455
59,490 (a) Moog, Inc (Class A) 18,165,271
59,820 Mueller Industries, Inc 8,143,895
514,780 Mueller Water Products, Inc (Class A) 13,935,095
567,420 (a) Newpark Resources, Inc 7,836,070
379,619 (a) NEXTracker, Inc 44,449,589
3,641,050 (a),(b) Plug Power, Inc 7,700,821
75,150 Primoris Services Corp 11,140,987
140,500 (a) Proto Labs, Inc 7,397,325
446,904 (a),(b) Redwire Corp 5,251,122
233,790 (a) Resideo Technologies, Inc 8,009,645
192,900 REV Group, Inc 12,326,310
1,089,100 (a) Satellogic, Inc 5,009,860
558,070 (a) Shoals Technologies Group, Inc 5,268,181
119,090 (a) SPX Technologies, Inc 24,819,547
73,890 (a) Sterling Construction Co, Inc 26,445,970
66,800 (a) Thermon Group Holdings, Inc 3,022,700
212,850 Tutor Perini Corp 16,791,737
142,270 (a) V2X, Inc 9,792,444
260,750 (a) Xometry, Inc 14,896,648
169,940 Zurn Elkay Water Solutions Corp 7,835,933
TOTAL CAPITAL GOODS 540,436,180
COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
136,750 Barrett Business Services, Inc 5,196,500
127,500 (a) Brink's Co 16,197,600
284,460 (a) ExlService Holdings, Inc 11,136,609
106,580 Exponent, Inc 7,659,905
476,280 (a) Healthcare Services Group 8,963,590
167,949 (a),(b) Innodata, Inc 9,311,093
170,950 Interface, Inc 5,379,796
662,060 (a) Legalzoom.com, Inc 5,885,713
200,590 (a) Montrose Environmental Group, Inc 4,469,145
832,830 (a) Planet Labs PBC 20,795,765
474,730 (a) Upwork, Inc 9,508,842
73,720 (a) Willdan Group, Inc 9,303,464
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 113,808,022
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.5%
182,620 (a) Abercrombie & Fitch Co (Class A) 17,829,191
175,380 A-Mark Precious Metals, Inc 9,093,453
557,360 American Eagle Outfitters, Inc 12,992,062
631,340 (a) Arhaus, Inc 6,427,041
153,850 Buckle, Inc 7,277,105
53,320 (b) Build-A-Bear Workshop, Inc 3,182,138
333,990 (a) GigaCloud Technology, Inc 13,336,221
786,140 (a),(b) Overstock.com, Inc 4,646,087
1,793,980 (a) Petco Health & Wellness Co, Inc 4,825,806
71,710 (a) Revolve Group, Inc 1,982,781
56,440 (a) Urban Outfitters, Inc 3,998,774
118,180 (a) Victoria's Secret & Co 6,441,992
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 92,032,651
CONSUMER DURABLES & APPAREL - 2.1%
26,470 (a) Cavco Industries, Inc 13,023,769

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
1,026,160 (a) Figs, Inc $ 11,092,790
80,000 (a) LGI Homes, Inc 4,008,800
1,475,450 (a) Peloton Interactive, Inc 8,247,765
182,800 (a) Skyline Champion Corp 14,327,864
610,870 (a) Sonos, Inc 8,765,985
156,220 (a) Taylor Morrison Home Corp 9,521,609
68,200 (a) Tri Pointe Homes, Inc 2,274,470
258,660 Wolverine World Wide, Inc 4,583,455
TOTAL CONSUMER DURABLES & APPAREL 75,846,507
CONSUMER SERVICES - 2.4%
776,570 (a) Coursera, Inc 4,706,014
230,270 (a) Frontdoor, Inc 13,611,260
924,220 (a) Genius Sports Ltd 8,040,714
447,770 (a) Laureate Education, Inc 15,358,511
71,680 Monarch Casino & Resort, Inc 6,560,870
286,960 Perdoceo Education Corp 9,191,329
661,000 (a) Rush Street Interactive, Inc 11,679,870
436,540 (a),(b) Serve Robotics, Inc 4,553,112
67,190 Strategic Education, Inc 5,712,494
611,410 (a) Super Group SGHC Ltd 5,790,053
131,060 (a) Universal Technical Institute, Inc 3,647,400
TOTAL CONSUMER SERVICES 88,851,627
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
173,070 (a) Chefs' Warehouse, Inc 10,886,103
66,630 (a) Sprouts Farmers Market, Inc 4,724,733
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 15,610,836
ENERGY - 5.3%
454,910 (a) Archrock, Inc 13,460,787
456,970 Ardmore Shipping Corp 5,904,052
252,420 (a) BKV Corp 7,509,495
972,900 Borr Drilling Ltd 4,553,172
123,620 California Resources Corp 6,613,670
333,430 (a) CNX Resources Corp 12,937,084
83,480 CVR Energy, Inc 1,898,335
429,810 Delek US Holdings, Inc 12,683,693
2,091,930 (a),(b) Gevo, Inc 4,100,183
855,230 (a) Green Plains, Inc 9,800,936
328,770 Liberty Energy, Inc 8,104,181
278,540 (a),(b) Lightbridge Corp 4,285,338
503,540 Magnolia Oil & Gas Corp 12,845,305
376,260 (a),(b) NextDecade Corp 1,990,415
420,290 (a) Oceaneering International, Inc 12,650,729
428,479 (a) Par Pacific Holdings, Inc 16,170,797
1,614,750 Patterson-UTI Energy, Inc 12,159,068
355,880 PBF Energy, Inc 11,907,745
888,100 (a) ProPetro Holding Corp 10,204,269
165,250 (a) Rex American Resources Corp 5,587,103
345,740 SM Energy Co 6,731,558
386,160 (a) Talos Energy, Inc 4,603,027
503,890 (a) Tetra Technologies, Inc 5,744,346
TOTAL ENERGY 192,445,288
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.2%
323,430 American Assets Trust, Inc 5,841,146
573,295 Broadstone Net Lease, Inc 10,611,690
537,210 CareTrust REIT, Inc 20,059,421
415,400 Corporate Office Properties Trust 12,798,474
659,020 Douglas Emmett, Inc 6,959,251
395,440 Easterly Government Properties, Inc 9,249,342
314,650 InvenTrust Properties Corp 9,247,563
687,190 Kite Realty Group Trust 16,142,093
253,270 (a) LTC Properties, Inc 9,236,757
508,570 NETSTREIT Corp 9,581,459

Quant Small Cap Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
414,240 (c) Phillips Edison & Co, Inc $ 15,007,915
564,590 RLJ Lodging Trust 4,194,904
329,200 Summit Hotel Properties, Inc 1,455,064
432,850 Tanger Factory Outlet Centers, Inc 14,162,852
491,720 Urban Edge Properties 9,554,120
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 154,102,051
FINANCIAL SERVICES - 5.2%
229,830 Artisan Partners Asset Management, Inc 10,232,032
1,693,770 BGC Group, Inc 15,430,245
160,110 (a) Bread Financial Holdings, Inc 11,614,379
37,150 (a) Dave, Inc 6,081,083
201,550 Enact Holdings, Inc 8,015,643
186,600 (a) Encore Capital Group, Inc 10,300,320
65,650 Essent Group Ltd 4,130,698
582,370 (a) Green Dot Corp 7,093,267
198,890 Jackson Financial, Inc 23,651,999
328,530 (a) LendingClub Corp 5,555,442
69,110 (a) LendingTree, Inc 3,915,773
246,470 (a) NCR Corp ATM 9,193,331
343,185 (a) NMI Holdings, Inc 13,288,123
554,880 OppFi, Inc 5,282,458
382,510 P10, Inc 4,123,458
972,700 Pagseguro Digital Ltd 10,942,875
1,484,510 (a) Payoneer Global, Inc 9,486,019
367,420 Radian Group, Inc 12,088,118
1,003,690 (a) Repay Holdings Corp 3,502,878
167,490 Victory Capital Holdings, Inc 11,813,070
20,390 Virtus Investment Partners, Inc 3,328,667
TOTAL FINANCIAL SERVICES 189,069,878
FOOD, BEVERAGE & TOBACCO - 0.4%
359,910 Dole plc 5,733,366
199,750 (a) Vita Coco Co, Inc 10,656,663
TOTAL FOOD, BEVERAGE & TOBACCO 16,390,029
HEALTH CARE EQUIPMENT & SERVICES - 5.8%
603,350 (a) Alignment Healthcare, Inc 13,593,476
390,060 (a) Angiodynamics, Inc 4,041,022
232,060 (a) AtriCure, Inc 8,569,976
866,700 (a) Aveanna Healthcare Holdings, Inc 7,280,280
298,830 (a) BrightSpring Health Services, Inc 11,735,054
1,136,430 (a) Brookdale Senior Living, Inc 17,046,450
194,750 (a) Castle Biosciences, Inc 7,671,203
475,430 Concentra Group Holdings Parent, Inc 10,545,037
284,210 (a) Enovis Corp 6,263,988
33,210 Ensign Group, Inc 5,700,829
229,150 (a) Fulgent Genetics, Inc 6,003,730
98,730 (a) Guardant Health, Inc 11,259,169
134,730 (a) Haemonetics Corp 8,981,102
22,710 (a) iRhythm Technologies, Inc 3,508,922
1,340,420 (a) LifeStance Health Group, Inc 9,476,769
206,430 (a) LivaNova plc 13,564,515
700,300 (a) Neogen Corp 7,157,066
629,220 (a) Novocure Ltd 7,802,328
242,490 (a) Omnicell, Inc 11,760,765
147,010 (a) Option Care Health, Inc 4,998,340
304,530 (a) PACS Group, Inc 10,280,933
177,840 (a) Pediatrix Medical Group, Inc 3,802,219
254,110 (a) Pennant Group, Inc 7,018,518
287,210 (a) Phreesia, Inc 3,857,230
91,400 (a) Progyny, Inc 2,181,718

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,016,730 (a) Teladoc Health, Inc $ 5,541,179
TOTAL HEALTH CARE EQUIPMENT & SERVICES 209,641,818
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
85,410 (a) BellRing Brands, Inc 2,124,147
30,600 WD-40 Co 7,075,638
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 9,199,785
INSURANCE - 1.1%
403,050 Fidelis Insurance Holdings Ltd 7,674,072
362,810 (a) Hamilton Insurance Group Ltd 10,067,977
104,690 (a) Heritage Insurance Holdings, Inc 2,729,268
171,730 (a),(b) Kingstone Cos, Inc 2,653,229
39,610 (a) Palomar Holdings, Inc 4,895,400
443,510 (a) Slide Insurance Holdings, Inc 7,641,677
186,600 Universal Insurance Holdings, Inc 5,681,970
TOTAL INSURANCE 41,343,593
MATERIALS - 5.0%
1,394,170 Ardagh Metal Packaging S.A. 6,120,406
287,710 Avient Corp 10,400,717
104,760 Balchem Corp 17,827,009
1,658,792 (a) Coeur Mining, Inc 33,905,708
207,530 Commercial Metals Co 15,952,831
688,330 (a) Constellium SE 15,466,775
434,980 (a),(b) Critical Metals Corp 5,728,687
956,040 Hecla Mining Co 21,530,021
47,510 Innospec, Inc 3,882,517
90,360 (a) Intrepid Potash, Inc 2,967,422
475,190 (a) Magnera Corp 6,210,733
485,700 (a),(b) NioCorp Developments Ltd 2,865,630
83,734 Olympic Steel, Inc 4,026,768
406,830 Schweitzer-Mauduit International, Inc 4,902,302
505,930 (a) SSR Mining, Inc 11,550,382
142,500 Stepan Co 8,209,425
255,670 Trimas Corp 8,889,646
TOTAL MATERIALS 180,436,979
MEDIA & ENTERTAINMENT - 1.3%
63,980 (a) Atlanta Braves Holdings, Inc 2,554,721
85,520 (a) Cargurus, Inc 2,770,848
168,490 (a) EverQuote, Inc 3,824,723
557,050 (a) Grindr, Inc 6,305,806
213,060 (a) Madison Square Garden Entertainment Corp 13,182,022
529,000 (a) Magnite, Inc 7,654,630
390,400 (a) QuinStreet, Inc 5,188,416
46,370 (a),(b) Sphere Entertainment Co 4,428,799
TOTAL MEDIA & ENTERTAINMENT 45,909,965
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.0%
410,470 (a) Acadia Pharmaceuticals, Inc 10,315,111
374,120 (a) Adaptive Biotechnologies Corp 6,921,220
523,440 (a) ADMA Biologics, Inc 9,055,512
176,670 (a) Agios Pharmaceuticals, Inc 4,847,825
384,960 (a) Alkermes plc 13,046,294
1,438,376 (a),(b) Altimmune, Inc 8,054,906
1,316,320 (a) Amicus Therapeutics, Inc 18,810,213
897,570 (a) Amneal Pharmaceuticals, Inc 12,278,758
269,060 (a) AnaptysBio, Inc 12,756,135
1,131,410 (a) Annexon, Inc 7,059,998
449,500 (a) Arcutis Biotherapeutics, Inc 11,403,815
1,624,890 (a) Ardelyx, Inc 12,495,404
351,360 (a) Aurinia Pharmaceuticals, Inc 5,105,261
303,500 (a) Avadel Pharmaceuticals plc 6,540,425
1,010,710 (a) BioCryst Pharmaceuticals, Inc 6,650,472
365,100 (a) CareDx, Inc 7,502,805
301,230 (a) ChromaDex Corp 1,804,368

Quant Small Cap Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
246,230 (a) Cogent Biosciences, Inc $ 8,842,119
381,000 (a) Cullinan Oncology, Inc 4,556,760
633,560 (a) Day One Biopharmaceuticals, Inc 7,070,530
719,910 (a) Dynavax Technologies Corp 11,147,806
283,050 (a) Dyne Therapeutics, Inc 5,063,764
1,675,750 (a) Editas Medicine, Inc 3,334,743
3,016,380 (a),(b) Esperion Thereapeutics, Inc 10,225,528
658,120 (a) Fortrea Holdings, Inc 11,062,997
144,780 (a) Ideaya Biosciences, Inc 4,660,468
334,320 (a) Indivior Pharmaceuticals, Inc 11,828,242
19,510 (a) Insmed, Inc 3,060,534
193,800 (a) Keros Therapeutics, Inc 3,470,958
15,110 (a) Madrigal Pharmaceuticals, Inc 7,393,474
1,526,230 (a) MannKind Corp 8,821,609
130,780 (a) Mirum Pharmaceuticals, Inc 13,499,112
178,460 (a) Monte Rosa Therapeutics, Inc 3,661,999
602,470 (a) Myriad Genetics, Inc 3,385,881
1,316,900 (a),(b) Nuvation Bio, Inc 6,900,556
153,360 (a) Pacira BioSciences, Inc 3,150,014
744,520 (a),(b) Perspective Therapeutics, Inc 2,821,731
199,134 Phibro Animal Health Corp 7,995,230
652,130 (a) Prothena Corp plc 5,745,265
223,590 (a) PTC Therapeutics, Inc 16,887,753
469,710 (a) REGENXBIO, Inc 5,241,964
133,150 (a) Rigel Pharmaceuticals, Inc 4,641,609
103,000 (a) Supernus Pharmaceuticals, Inc 4,960,480
518,760 (a) Syndax Pharmaceuticals, Inc 10,536,016
148,330 (a) Tarsus Pharmaceuticals, Inc 9,573,218
555,674 (a) Terns Pharmaceuticals, Inc 19,226,320
339,870 (a) TG Therapeutics, Inc 10,002,374
306,910 (a) Travere Therapeutics, Inc 9,541,832
151,510 (a) Twist Bioscience Corp 6,222,516
68,900 (a) Vera Therapeutics, Inc 2,980,614
506,580 (a) Vir Biotechnology, Inc 3,768,955
361,470 (a) Viridian Therapeutics, Inc 11,928,510
1,223,570 (a) Xeris Biopharma Holdings, Inc 9,005,475
419,900 (a) Zymeworks, Inc 9,460,347
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 436,325,825
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
1,470,520 (a) Compass, Inc 18,410,910
833,630 (a) Cushman & Wakefield Ltd 13,704,877
747,820 Kennedy-Wilson Holdings, Inc 7,366,027
657,130 Newmark Group, Inc 11,716,628
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 51,198,442
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
83,630 (a) Ambarella, Inc 5,355,665
194,310 (a) Credo Technology Group Holding Ltd 24,343,157
236,010 (a) Formfactor, Inc 16,636,345
171,000 Kulicke & Soffa Industries, Inc 9,803,430
298,220 (a) Rambus, Inc 33,946,383
230,250 (a),(b) Rigetti Computing, Inc 4,183,642
214,950 (a) Semtech Corp 17,142,263
464,440 (a) SkyWater Technology, Inc 14,704,170
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 126,115,055
SOFTWARE & SERVICES - 4.4%
129,580 (a) ACI Worldwide, Inc 5,618,589
769,360 (a) Amplitude, Inc 7,055,031
269,490 (a) Appian Corp 7,518,771
470,400 (a) Arteris, Inc 7,060,704
573,910 (a) Asana, Inc 5,882,577
570,100 (a) AvePoint, Inc 6,630,263
629,850 (a),(b) BigBear.ai Holdings, Inc 3,174,444

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
133,090 (a) Blackbaud, Inc $ 7,146,933
103,030 (a) Box, Inc 2,611,810
361,190 (a) Braze, Inc 7,519,976
625,420 (a) Cerence, Inc 7,086,009
146,730 (a),(b) Cipher Mining, Inc 2,341,811
292,710 (a),(b) Cleanspark, Inc 3,465,686
281,690 (a) Clearwater Analytics Holdings, Inc 6,785,912
84,530 (a) Commvault Systems, Inc 7,244,221
104,310 (a),(b) D-Wave Quantum, Inc 2,213,458
450,120 (a) Fastly, Inc 4,163,610
685,360 (a) Freshworks, Inc 7,388,181
248,390 (a) Intapp, Inc 8,432,841
33,056 (a),(d) Jamf Holding Corp 431,381
405,900 (a) Pagaya Technologies Ltd 7,870,401
316,260 (a) Rapid7, Inc 3,769,819
1,106,800 (a),(b) Rezolve AI plc 2,855,544
354,760 (a) Sprout Social, Inc 3,210,578
84,460 (a) SPS Commerce, Inc 7,538,900
343,840 (a) Tenable Holdings, Inc 7,585,110
480,920 (a) Weave Communications, Inc 3,125,980
680,020 (a) Zeta Global Holdings Corp 12,634,772
TOTAL SOFTWARE & SERVICES 158,363,312
TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
1,162,150 (a) CommScope Holding Co, Inc 20,918,700
134,540 (a) Daktronics, Inc 3,114,601
153,060 (a) Diebold Nixdorf, Inc 10,562,670
123,270 ePlus, Inc 10,577,799
584,620 (a) Extreme Networks, Inc 8,523,760
56,620 (a) Fabrinet 27,712,093
110,760 (a),(b) IonQ, Inc 4,428,185
313,540 (a) Netscout Systems, Inc 8,719,547
23,503 (a) OSI Systems, Inc 5,879,040
317,510 (a),(b) Quantum Computing, Inc 2,943,318
222,491 (a) Sanmina Corp 31,522,525
176,170 (a) Scansource, Inc 7,573,548
77,580 (a),(b) Super Micro Computer, Inc 2,258,354
269,450 (a) TTM Technologies, Inc 26,459,990
250,180 (a) Viasat, Inc 11,300,631
628,860 Vishay Intertechnology, Inc 12,671,529
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 195,166,290
TELECOMMUNICATION SERVICES - 0.8%
258,440 (a) Bandwidth, Inc 3,610,407
123,550 IDT Corp 6,008,236
2,094,530 (a) Lumen Technologies, Inc 18,473,755
TOTAL TELECOMMUNICATION SERVICES 28,092,398
TRANSPORTATION - 1.4%
56,990 (a) Allegiant Travel Co 5,051,024
370,000 Costamare, Inc 6,208,600
189,990 (a),(b) Forward Air Corp 5,296,921
28,870 (a) Matson, Inc 4,627,861
209,000 (a) Skywest, Inc 20,172,680
516,330 (a) Sun Country Airlines Holdings, Inc 9,056,428
TOTAL TRANSPORTATION 50,413,514
UTILITIES - 4.0%
34,440 American States Water Co 2,512,742
259,000 Avista Corp 10,694,110
219,478 Black Hills Corp 16,017,504
334,109 (a),(b) Brookfield Infrastructure Corp 15,987,116
190,570 (a) California Water Service Group 8,518,479
714,980 (a) Hawaiian Electric Industries, Inc 10,953,494
235,690 Northwest Natural Holding Co 10,973,726
213,620 NorthWestern Corp 14,496,253

Quant Small Cap Equity

Portfolio of Investments January 31, 2026
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
142,860 ONE Gas, Inc $ 11,365,942
348,100 Portland General Electric Co 17,492,025
147,400 (a) SJW Corp 7,670,696
179,220 Spire, Inc 15,142,298
65,710 (a) Unitil Corp 3,345,296
TOTAL UTILITIES 145,169,681
TOTAL COMMON STOCKS
(Cost $2,610,606,400) 3,560,266,234
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
159,976 (d) Eli Lilly & Co 12/31/49 100,785
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 100,785
TOTAL RIGHTS/WARRANTS
(Cost $100,785) 100,785
TOTAL LONG-TERM INVESTMENTS
(Cost $2,610,707,185) 3,560,367,019
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
51,679,917 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(f) 51,679,917
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $51,679,917) 51,679,917
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 0.7%
$ 5,000,000 Federal Home Loan Bank 0 .000 03/04/26 4,983,546
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 03/11/26 4,980,056
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/04/26 9,995,167
5,000,000 Federal National Mortgage Association (FNMA) 0 .000 05/08/26 4,951,340
TOTAL GOVERNMENT AGENCY DEBT 24,910,109
REPURCHASE AGREEMENT - 1.1%
40,751,000 (g) Fixed Income Clearing Corporation 3 .660 02/02/26 40,751,000
TOTAL REPURCHASE AGREEMENT 40,751,000
TREASURY DEBT - 0.3%
10,000,000 United States Treasury Bill 0 .000 02/24/26 9,977,857
TOTAL TREASURY DEBT 9,977,857
TOTAL SHORT-TERM INVESTMENTS
(Cost $75,643,124) 75,638,966
TOTAL INVESTMENTS - 101.4%
(Cost $2,738,030,226) 3,687,685,902
OTHER ASSETS & LIABILITIES, NET - (1.4)% (52,142,730)
NET ASSETS - 100.0% $ 3,635,543,172
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $76,958,271.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $40,763,429 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $41,566,217.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 460 03/20/26  $ 59,017,229 $ 60,365,800 $ 1,348,571
Fund Level 1 Level 2 Level 3 Total
Quant Small Cap Equity
Long-Term Investments
:
Common stocks $3,559,834,853 $— $431,381 $3,560,266,234
Rights/Warrants — — 100,785 100,785
Investments purchased with collateral from securities lending 51,679,917 — — 51,679,917
Short-Term Investments
:
Government agency debt — 24,910,109 — 24,910,109
Repurchase agreement — 40,751,000 — 40,751,000
Treasury debt — 9,977,857 — 9,977,857
Investments in Derivatives
:
Futures contracts* 1,348,571 — — 1,348,571
Total $3,612,863,341 $75,638,966 $532,166 $3,689,034,473
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Quant Small/Mid-Cap Equity
Portfolio of Investments January 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 97.2%
AUTOMOBILES & COMPONENTS - 1.3%
175,260 (a) Adient plc $ 3,645,408
845,100 (a),(b) American Axle & Manufacturing Holdings, Inc 6,735,447
144,950 BorgWarner, Inc 6,872,079
402,280 Garrett Motion, Inc 7,257,131
207,850 (a) QuantumScape Corp 1,839,473
47,000 Winnebago Industries, Inc 2,157,770
TOTAL AUTOMOBILES & COMPONENTS 28,507,308
BANKS - 6.4%
97,416 Ameris Bancorp 7,853,678
98,070 (a) Bank of Hawaii Corp 7,333,675
135,494 Bank of NT Butterfield & Son Ltd 7,018,589
152,965 BankUnited, Inc 7,261,249
366,488 (a) Capitol Federal Financial, Inc 2,668,033
78,219 Cathay General Bancorp 4,003,248
103,736 Central Pacific Financial Corp 3,378,681
54,020 Commerce Bancshares, Inc 2,843,613
90,968 (a) Customers Bancorp, Inc 7,188,291
38,625 East West Bancorp, Inc 4,420,245
87,317 (a) Enterprise Financial Services Corp 5,007,630
44,710 (a) FB Financial Corp 2,572,166
299,130 First BanCorp 6,616,756
143,041 First Financial Bankshares, Inc 4,551,565
161,245 (a) First Hawaiian, Inc 4,281,055
400,030 First Horizon National Corp 9,796,735
278,240 (a) FNB Corp 4,883,112
153,280 (a) Hilltop Holdings, Inc 5,740,336
260,210 Home Bancshares, Inc 7,520,069
145,063 (a) National Bank Holdings Corp 5,828,631
126,062 (a) OFG Bancorp 5,080,299
44,830 SOUTHSTATE BANK CORP 4,587,454
114,580 United Bankshares, Inc 4,850,171
149,690 Webster Financial Corp 9,845,111
78,711 (a) Westamerica Bancorporation 3,981,202
TOTAL BANKS 139,111,594
CAPITAL GOODS - 18.6%
21,943 (a) AAR Corp 2,323,983
19,680 Acuity Brands, Inc 6,085,843
70,982 Albany International Corp (Class A) 3,938,791
118,554 (a) Allegheny Technologies, Inc 14,262,046
70,360 Allegion plc 11,636,840
40,400 Allison Transmission Holdings, Inc 4,391,480
126,550 (a) American Superconductor Corp 3,786,376
235,480 (a) API Group Corp 9,788,904
34,828 Applied Industrial Technologies, Inc 9,069,559
42,870 Armstrong World Industries, Inc 7,876,934
221,130 (a) Array Technologies, Inc 2,504,297
42,680 (a) Astronics Corp 3,233,010
70,710 Atmus Filtration Technologies, Inc 4,099,059
79,070 (a) Bloom Energy Corp 11,968,826
75,400 Boise Cascade Co 6,093,074
18,720 BWX Technologies, Inc 3,845,650
32,638 Carpenter Technology Corp 10,373,336
17,794 Comfort Systems USA, Inc 20,322,527
52,416 Crane Co 9,573,258
28,531 Curtiss-Wright Corp 18,736,022
641,339 (a) DNOW, Inc 9,741,939
27,523 EMCOR Group, Inc 19,836,652
51,690 EnerSys 9,314,021

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
26,377 Esab Corp $ 3,194,255
38,310 ESCO Technologies, Inc 8,741,193
31,480 (a) Everus Construction Group, Inc 2,785,665
69,441 Federal Signal Corp 7,505,878
140,874 Flowserve Corp 11,009,303
69,130 (a) Franklin Electric Co, Inc 6,886,731
196,240 (a) Hayward Holdings, Inc 3,167,314
125,130 Helios Technologies, Inc 8,105,921
75,320 Hillenbrand, Inc 2,403,461
69,161 ITT, Inc 12,608,050
47,300 (a) Legence Corp 2,218,843
168,730 Leonardo DRS, Inc 6,928,054
39,490 Lincoln Electric Holdings, Inc 10,478,671
18,210 (a) Mastec, Inc 4,379,141
98,290 Mueller Industries, Inc 13,381,201
127,510 Mueller Water Products, Inc (Class A) 3,451,696
11,800 Nordson Corp 3,239,454
127,662 nVent Electric plc 14,331,336
56,140 Primoris Services Corp 8,322,755
56,930 REV Group, Inc 3,637,827
115,160 (a) Rocket Lab Corp 9,220,861
40,700 (a) SiteOne Landscape Supply, Inc 5,842,078
40,633 (a) SPX Technologies, Inc 8,468,324
178,550 (a) StandardAero, Inc 5,515,409
19,430 Tennant Co 1,478,429
94,130 Toro Co 8,612,895
73,100 (a) Trex Co, Inc 3,027,802
129,500 Trinity Industries, Inc 3,721,830
74,410 Tutor Perini Corp 5,870,205
96,183 (a) V2X, Inc 6,620,276
20,980 WESCO International, Inc 6,072,241
TOTAL CAPITAL GOODS 404,029,526
COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
294,444 (a) ACV Auctions, Inc 2,299,608
153,200 (a),(b) BlackSky Technology, Inc 3,381,124
30,010 (a) Brink's Co 3,812,470
58,600 (a) Cimpress plc 4,634,674
169,521 (a) ExlService Holdings, Inc 6,636,747
99,190 Insperity, Inc 4,238,389
64,080 MAXIMUS, Inc 6,051,715
165,460 (a) OPENLANE, Inc 4,970,418
24,540 (a) Paylocity Holding Corp 3,312,409
314,940 (a) Planet Labs PBC 7,864,052
228,250 Tetra Tech, Inc 8,595,895
83,640 TriNet Group, Inc 5,122,114
346,383 (a) Upwork, Inc 6,938,052
251,780 (a) Verra Mobility Corp 4,859,354
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 72,717,021
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.4%
363,250 American Eagle Outfitters, Inc 8,467,358
16,770 (a) Asbury Automotive Group, Inc 3,932,733
111,570 (a) Etsy, Inc 5,908,747
45,660 (a) Five Below, Inc 8,750,282
60,170 Gap, Inc 1,683,557
20,560 Lithia Motors, Inc (Class A) 6,649,926
275,720 Macy's, Inc 5,519,914
574,430 (a) Overstock.com, Inc 3,394,881
913,030 (a) Petco Health & Wellness Co, Inc 2,456,051
22,800 Pool Corp 5,793,252
541,250 (a) RealReal, Inc 7,940,138
76,343 Sonic Automotive, Inc (Class A) 4,577,526
473,880 (a) ThredUp, Inc 2,407,310

Quant Small/Mid-Cap Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
130,390 Upbound Group, Inc $ 2,464,371
138,187 (a) Valvoline, Inc 4,521,479
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 74,467,525
CONSUMER DURABLES & APPAREL - 2.4%
169,060 (a) Amer Sports, Inc 6,192,668
4,700 (a) Cavco Industries, Inc 2,312,494
121,910 Hasbro, Inc 10,887,782
524,520 (a) Peloton Interactive, Inc 2,932,067
80,800 (a) Skyline Champion Corp 6,333,104
147,780 Tapestry, Inc 18,754,760
58,070 (a) Taylor Morrison Home Corp 3,539,366
19,740 Tempur Sealy International, Inc 1,734,159
TOTAL CONSUMER DURABLES & APPAREL 52,686,400
CONSUMER SERVICES - 3.3%
817,734 ADT, Inc 6,541,872
245,630 Aramark 9,454,299
289,490 Bloomin' Brands, Inc 1,736,940
71,890 (a) Bright Horizons Family Solutions, Inc 6,659,171
30,720 (a) Brinker International, Inc 4,845,158
30,190 (a) Dutch Bros, Inc 1,642,034
112,290 H&R Block, Inc 4,429,840
265,871 (a) Laureate Education, Inc 9,119,375
109,690 (a) Life Time Group Holdings, Inc 3,199,657
198,350 OneSpaWorld Holdings Ltd 3,897,577
37,950 Papa John's International, Inc 1,334,702
166,490 Perdoceo Education Corp 5,332,675
357,950 (a) Rush Street Interactive, Inc 6,324,977
51,141 Strategic Education, Inc 4,348,008
372,740 (a) Super Group SGHC Ltd 3,529,848
TOTAL CONSUMER SERVICES 72,396,133
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.3%
69,969 (a) Chefs' Warehouse, Inc 4,401,050
44,350 (a) Maplebear, Inc 1,648,046
22,501 (a) Performance Food Group Co 2,147,721
64,820 (a) Sprouts Farmers Market, Inc 4,596,386
284,430 (a) United Natural Foods, Inc 10,589,329
48,076 (a) US Foods Holding Corp 4,020,115
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 27,402,647
ENERGY - 3.9%
70,730 APA Corp 1,867,979
70,500 (a) Archrock, Inc 2,086,095
52,590 Chord Energy Corp 5,271,622
55,610 Delek US Holdings, Inc 1,641,051
333,610 DHT Holdings, Inc 4,780,631
71,600 EQT Corp 4,133,468
128,340 HF Sinclair Corp 6,672,397
235,610 Magnolia Oil & Gas Corp 6,010,411
819,400 Patterson-UTI Energy, Inc 6,170,082
198,580 PBF Energy, Inc 6,644,487
590,730 Permian Resources Corp 9,528,475
517,740 (a) Talos Energy, Inc 6,171,461
313,730 TechnipFMC plc 17,481,036
390,000 (a) Transocean Ltd 1,938,300
24,200 Weatherford International plc 2,276,736
83,749 World Fuel Services Corp 2,253,685
TOTAL ENERGY 84,927,916
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.9%
110,170 Agree Realty Corp 7,957,579
128,809 Alexander & Baldwin, Inc 2,671,499
69,824 American Assets Trust, Inc 1,261,021
144,584 American Homes 4 Rent 4,528,371
298,485 Brixmor Property Group, Inc 7,996,413

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
344,920 Broadstone Net Lease, Inc $ 6,384,469
152,930 Corporate Office Properties Trust 4,711,773
234,820 CubeSmart 8,812,795
145,166 First Industrial Realty Trust, Inc 8,423,983
116,420 Gaming and Leisure Properties, Inc 5,209,795
108,870 Getty Realty Corp 3,250,858
171,910 Host Hotels & Resorts Inc 3,185,492
85,940 InvenTrust Properties Corp 2,525,777
219,800 Kimco Realty Corp 4,633,384
266,621 Mack-Cali Realty Corp 4,049,973
214,590 Millrose Properties, Inc 6,394,782
326,950 NETSTREIT Corp 6,159,738
130,126 Regency Centers Corp 9,482,282
164,284 Sabra Health Care REIT, Inc 3,077,039
220,380 SITE Centers Corp 1,348,726
153,720 Tanger Factory Outlet Centers, Inc 5,029,718
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 107,095,467
FINANCIAL SERVICES - 5.9%
31,650 (a) Affirm Holdings, Inc 1,908,495
165,989 Brightsphere Investment Group, Inc 9,199,110
190,682 Cannae Holdings, Inc 2,747,728
92,480 Enact Holdings, Inc 3,677,930
11,660 (a) Enova International, Inc 1,925,882
320,050 (a) Flywire Corp 4,032,630
24,380 Hamilton Lane, Inc 3,443,431
351,450 Invesco Ltd 9,591,070
160,700 Janus Henderson Group plc 7,734,491
268,050 (a) LendingClub Corp 4,532,726
20,090 MarketAxess Holdings, Inc 3,399,831
298,750 MGIC Investment Corp 8,042,350
141,722 (a) NMI Holdings, Inc 5,487,476
721,276 (a) Payoneer Global, Inc 4,608,954
114,200 PennyMac Mortgage Investment Trust 1,350,986
76,910 PROG Holdings, Inc 2,494,960
73,890 Radian Group, Inc 2,430,981
432,000 (a) Remitly Global, Inc 5,711,040
301,440 Rithm Capital Corp 3,297,754
600,440 (a) SoFi Technologies, Inc 13,696,036
70,373 StepStone Group, Inc 4,974,667
75,273 (a) StoneX Group, Inc 8,450,147
367,220 UWM Holdings Corp 1,803,050
64,204 Victory Capital Holdings, Inc 4,528,308
28,650 Voya Financial, Inc 2,196,309
508,880 (b) WisdomTree, Inc 8,243,856
TOTAL FINANCIAL SERVICES 129,510,198
FOOD, BEVERAGE & TOBACCO - 0.7%
64,240 (a) Celsius Holdings, Inc 3,371,315
321,310 Dole plc 5,118,468
240,080 Smithfield Foods, Inc 5,737,912
TOTAL FOOD, BEVERAGE & TOBACCO 14,227,695
HEALTH CARE EQUIPMENT & SERVICES - 3.9%
399,330 (a) Alignment Healthcare, Inc 8,996,905
377,080 (a) Alphatec Holdings, Inc 5,592,096
310,050 (a) BrightSpring Health Services, Inc 12,175,663
112,160 (a) Doximity, Inc 4,202,635
42,380 Encompass Health Corp 4,006,181
188,840 (a) Enovis Corp 4,162,034
38,320 (a) Inspire Medical Systems, Inc 2,903,890
121,432 (a) LivaNova plc 7,979,297
141,390 (a) Novocure Ltd 1,753,236
249,820 (a) Option Care Health, Inc 8,493,880
63,790 (a) PACS Group, Inc 2,153,550

Quant Small/Mid-Cap Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
126,850 (a) Pediatrix Medical Group, Inc $ 2,712,053
163,921 (a) Phreesia, Inc 2,201,459
190,024 (a) Privia Health Group, Inc 4,412,357
198,010 (a) Progyny, Inc 4,726,499
103,040 (a) Tandem Diabetes Care, Inc 2,049,466
334,110 (a) Teladoc Health, Inc 1,820,900
25,450 (a) Tenet Healthcare Corp 4,817,176
TOTAL HEALTH CARE EQUIPMENT & SERVICES 85,159,277
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
232,470 (a) Reynolds Consumer Products, Inc 5,386,330
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,386,330
INSURANCE - 2.9%
87,229 Axis Capital Holdings Ltd 9,000,288
170,590 CNO Financial Group, Inc 7,173,310
247,570 (a) Hamilton Insurance Group Ltd 6,870,068
90,280 (a),(b) Lemonade, Inc 7,829,984
78,080 Mercury General Corp 6,839,027
226,110 Old Republic International Corp 8,856,729
381,615 (a) Oscar Health, Inc 5,476,175
74,783 Selective Insurance Group, Inc 6,287,755
206,310 (a) SiriusPoint Ltd 4,210,787
TOTAL INSURANCE 62,544,123
MATERIALS - 4.7%
154,190 Avient Corp 5,573,968
64,830 (a) Axalta Coating Systems Ltd 2,176,991
44,210 Balchem Corp 7,523,216
447,400 (a) Cleveland-Cliffs, Inc 6,156,224
779,560 (a) Coeur Mining, Inc 15,934,206
419,659 (a) Constellium SE 9,429,738
35,850 Crown Holdings, Inc 3,752,778
120,600 Element Solutions, Inc 3,509,460
295,180 Hecla Mining Co 6,647,454
40,280 (a) Idaho Strategic Resources, Inc 1,452,497
73,310 Innospec, Inc 5,990,893
64,336 Minerals Technologies, Inc 4,230,735
283,520 (a) Mosaic Co 7,796,800
30,842 Royal Gold, Inc 8,121,007
67,140 Scotts Miracle-Gro Co (Class A) 4,311,731
276,060 (a) SSR Mining, Inc 6,302,450
101,060 Trimas Corp 3,513,856
TOTAL MATERIALS 102,424,004
MEDIA & ENTERTAINMENT - 1.5%
94,200 (a) Cargurus, Inc 3,052,080
81,490 (a) EverQuote, Inc 1,849,823
104,770 (a) Madison Square Garden Entertainment Corp 6,482,120
282,760 (a) Magnite, Inc 4,091,537
285,770 (a) MediaAlpha, Inc 2,923,427
159,090 News Corp (Class A) 4,300,203
103,200 (a) Roku, Inc 9,824,640
TOTAL MEDIA & ENTERTAINMENT 32,523,830
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
314,390 (a) ADMA Biologics, Inc 5,438,947
191,210 (a) Alkermes plc 6,480,107
833,730 (a) Amicus Therapeutics, Inc 11,914,002
548,820 (a) Amneal Pharmaceuticals, Inc 7,507,858
190,100 (a) Annexon, Inc 1,186,224
234,760 (a) Apellis Pharmaceuticals, Inc 5,300,881
169,500 (a) Arcutis Biotherapeutics, Inc 4,300,215
856,020 (a) Ardelyx, Inc 6,582,794
683,470 (a) BioCryst Pharmaceuticals, Inc 4,497,233
158,200 (a),(b) Brooks Automation, Inc 6,150,816
194,900 (a) Day One Biopharmaceuticals, Inc 2,175,084

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
280,530 (a) Dynavax Technologies Corp $ 4,344,007
174,263 (a) Exact Sciences Corp 17,834,075
136,943 (a) Exelixis, Inc 5,663,963
563,290 (a) Fortrea Holdings, Inc 9,468,905
117,771 (a) Halozyme Therapeutics, Inc 8,445,358
222,890 (a) Innoviva, Inc 4,457,800
12,380 (a) Medpace Holdings, Inc 7,211,102
42,960 (a) Mirum Pharmaceuticals, Inc 4,434,331
58,200 (a) Monte Rosa Therapeutics, Inc 1,194,264
32,197 (a) Natera, Inc 7,442,015
292,560 (a) Nurix Therapeutics, Inc 4,833,091
956,100 (a) Pacific Biosciences of California, Inc 2,160,786
133,587 (a) PTC Therapeutics, Inc 10,089,826
352,770 (a) Roivant Sciences Ltd 7,626,887
293,670 (a) Syndax Pharmaceuticals, Inc 5,964,438
209,660 (a) Travere Therapeutics, Inc 6,518,329
230,460 (a) Ultragenyx Pharmaceutical, Inc 5,547,172
124,942 (a) Veracyte, Inc 4,757,791
1,011,200 Viatris, Inc 13,236,608
472,710 (a) Xeris Biopharma Holdings, Inc 3,479,146
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 196,244,055
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
1,094,780 (a) Compass, Inc 13,706,646
418,684 (b) eXp World Holdings, Inc 3,784,903
313,770 Newmark Group, Inc 5,594,519
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 23,086,068
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
72,080 (a) Ambarella, Inc 4,616,003
198,880 Amkor Technology, Inc 9,611,870
98,332 (a) Credo Technology Group Holding Ltd 12,319,033
105,840 (a) Formfactor, Inc 7,460,662
43,800 Kulicke & Soffa Industries, Inc 2,511,054
34,610 (a) MACOM Technology Solutions Holdings, Inc 7,581,667
50,040 MKS Instruments, Inc 11,779,916
99,280 (a) Rambus, Inc 11,301,042
133,330 (a) Rigetti Computing, Inc 2,422,606
70,010 (a) Semtech Corp 5,583,298
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 75,187,151
SOFTWARE & SERVICES - 4.4%
127,110 (a) ACI Worldwide, Inc 5,511,490
82,770 Amdocs Ltd 6,782,174
392,620 (a) Amplitude, Inc 3,600,325
120,480 (a) Appian Corp 3,361,392
182,320 (a) Box, Inc 4,621,812
126,790 (a),(b) Cleanspark, Inc 1,501,194
202,823 Clear Secure, Inc 6,616,086
240,490 (a) Confluent, Inc 7,344,565
176,740 (a),(b) D-Wave Quantum, Inc 3,750,423
55,970 (a) Dynatrace, Inc 2,131,897
91,750 (a) Elastic NV 6,049,077
469,700 (a) Fastly, Inc 4,344,725
299,550 (a) Freshworks, Inc 3,229,149
67,300 (a) Gitlab, Inc 2,354,154
17,782 (a) Manhattan Associates, Inc 2,685,260
263,340 (a) Pagaya Technologies Ltd 5,106,163
59,620 (a) RingCentral, Inc 1,542,966
153,184 (a) SentinelOne, Inc 2,141,512
265,410 (a) Sprinklr, Inc 1,693,316
26,417 (a) SPS Commerce, Inc 2,357,981
183,370 (a) Tenable Holdings, Inc 4,045,142
546,060 (a) UiPath, Inc 6,874,895
232,210 (a) Unity Software, Inc 6,757,311

Quant Small/Mid-Cap Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
30,340 (a) Workiva, Inc $ 2,336,787
TOTAL SOFTWARE & SERVICES 96,739,796
TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
111,856 (a) Calix, Inc 4,996,608
557,840 (a) CommScope Holding Co, Inc 10,041,120
256,428 (a) Extreme Networks, Inc 3,738,720
15,951 (a) Fabrinet 7,807,057
89,680 (a) Flextronics International Ltd 5,653,427
152,088 (a),(b) IonQ, Inc 6,080,478
39,250 Jabil Inc 9,309,708
22,200 Littelfuse, Inc 7,187,472
8,700 (a) Lumentum Holdings, Inc 3,409,008
154,710 (a) nLight, Inc 7,056,323
43,240 (a) Plexus Corp 8,619,029
55,250 (a) SanDisk Corp 31,837,813
71,934 (a) Sanmina Corp 10,191,609
54,400 TD SYNNEX Corp 8,631,648
85,040 (a) TTM Technologies, Inc 8,350,928
138,540 (a) Viasat, Inc 6,257,852
279,889 Vishay Intertechnology, Inc 5,639,763
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 144,808,563
TELECOMMUNICATION SERVICES - 0.4%
41,763 (a),(c) GCI Liberty, Inc 418
85,140 Iridium Communications, Inc 1,695,989
348,280 (a) Liberty Global Ltd 3,862,425
261,200 (a) Lumen Technologies, Inc 2,303,784
TOTAL TELECOMMUNICATION SERVICES 7,862,616
TRANSPORTATION - 1.5%
346,900 (a) American Airlines Group, Inc 4,613,770
66,550 CH Robinson Worldwide, Inc 12,973,922
147,440 (a) GXO Logistics, Inc 8,343,630
445,285 (a) Lyft, Inc (Class A) 7,511,958
TOTAL TRANSPORTATION 33,443,280
UTILITIES - 2.0%
484,820 AES Corp 7,102,613
47,760 Black Hills Corp 3,485,525
53,570 (a) California Water Service Group 2,394,579
118,040 Clearway Energy, Inc (Class A) 3,986,211
32,914 (a) MGE Energy, Inc 2,629,170
47,050 NRG Energy, Inc 7,181,242
100,500 OGE Energy Corp 4,389,840
80,840 ONE Gas, Inc 6,431,630
130,680 Portland General Electric Co 6,566,670
TOTAL UTILITIES 44,167,480
TOTAL COMMON STOCKS
(Cost $1,639,806,141) 2,116,656,003
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 2.4%
246,800 (b) Vanguard Russell 2000 ETF 25,894,256
95,800 Vanguard Small-Cap ETF 25,855,462
TOTAL INVESTMENT COMPANIES
(Cost $50,344,383) 51,749,718
TOTAL LONG-TERM INVESTMENTS
(Cost $1,690,150,524) 2,168,405,721

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
28,564,142 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(e) $ 28,564,142
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $28,564,142) 28,564,142
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 7,005,000 (f) Fixed Income Clearing Corporation 3 .660 02/02/26 7,005,000
TOTAL REPURCHASE AGREEMENT 7,005,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,005,000) 7,005,000
TOTAL INVESTMENTS - 101.2%
(Cost $1,725,719,666) 2,203,974,863
OTHER ASSETS & LIABILITIES, NET - (1.2)% (26,246,827)
NET ASSETS - 100.0% $ 2,177,728,036
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,146,341.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $7,007,137 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $7,145,148.

Quant Small/Mid-Cap Equity

Portfolio of Investments January 31, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Quant Small/Mid Cap Equity
Long-Term Investments
:
Common stocks $2,116,655,585 $— $418 $2,116,656,003
Investment companies 51,749,718 — — 51,749,718
Investments purchased with collateral from securities lending 28,564,142 — — 28,564,142
Short-Term Investments
:
Repurchase agreement — 7,005,000 — 7,005,000
Total $2,196,969,445 $7,005,000 $418 $2,203,974,863
1 1 1 1 1

Portfolio of Investments January 31, 2026
Large Cap Responsible Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.2%
COMMON STOCKS - 98.0%
AUTOMOBILES & COMPONENTS - 0.2%
78,318 (a) Aptiv plc $ 5,932,588
45,807 General Motors Co 3,847,788
TOTAL AUTOMOBILES & COMPONENTS 9,780,376
BANKS - 3.5%
697,542 Citigroup, Inc 80,712,585
467,651 JPMorgan Chase & Co 143,049,764
TOTAL BANKS 223,762,349
CAPITAL GOODS - 8.5%
47,866 (a) Axon Enterprise, Inc 23,147,040
159,472 Caterpillar, Inc 104,830,514
96,935 Deere & Co 51,181,680
171,788 Eaton Corp plc 60,369,739
77,346 GE Vernova, Inc 56,181,814
203,737 Illinois Tool Works, Inc 53,228,329
421,555 Ingersoll Rand, Inc 36,291,670
43,545 Parker-Hannifin Corp 40,751,153
133,383 Quanta Services, Inc 63,307,573
53,354 Trane Technologies plc 22,439,625
20,252 W.W. Grainger, Inc 21,870,945
76,500 Xylem, Inc 10,547,055
TOTAL CAPITAL GOODS 544,147,137
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
192,574 Automatic Data Processing, Inc 47,531,115
442,661 (a) Copart, Inc 17,963,183
59,406 Paychex, Inc 6,126,541
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 71,620,839
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
529,948 eBay, Inc 48,341,856
230,819 Home Depot, Inc 86,462,489
98,477 Lowe's Cos, Inc 26,299,268
475,368 TJX Cos, Inc 71,214,880
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 232,318,493
CONSUMER DURABLES & APPAREL - 0.1%
64,048 (a) Deckers Outdoor Corp 7,643,488
TOTAL CONSUMER DURABLES & APPAREL 7,643,488
CONSUMER SERVICES - 4.0%
12,338 Booking Holdings, Inc 61,712,702
106,286 (a) DoorDash, Inc 21,748,241
91,411 Expedia Group, Inc 24,209,289
200,985 McDonald's Corp 63,310,275
136,822 Royal Caribbean Cruises Ltd 44,419,262
407,688 Starbucks Corp 37,486,912
TOTAL CONSUMER SERVICES 252,886,681
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.4%
249,785 Target Corp 26,344,824
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 26,344,824
ENERGY - 1.7%
1,102,097 Baker Hughes Co 61,761,516
591,535 ONEOK, Inc 46,843,656
TOTAL ENERGY 108,605,172
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
62,005 Equinix, Inc 50,901,765
458,822 (b) Prologis, Inc 59,903,800
359,478 Welltower, Inc 67,711,276
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 178,516,841
FINANCIAL SERVICES - 11.2%
207,311 American Express Co 73,008,715

Large Cap Responsible Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
65,143 Ameriprise Financial, Inc $ 34,342,738
387,223 Bank of New York Mellon Corp 46,435,782
97,171 Goldman Sachs Group, Inc 90,894,725
179,381 Mastercard, Inc (Class A) 96,648,689
112,924 Moody's Corp 58,219,097
447,969 Morgan Stanley 81,888,733
134,825 Nasdaq Stock Market, Inc 13,063,194
289,285 PayPal Holdings, Inc 15,242,427
124,786 S&P Global, Inc 65,860,803
391,058 Synchrony Financial 28,402,543
337,162 Visa, Inc (Class A) 108,508,847
TOTAL FINANCIAL SERVICES 712,516,293
FOOD, BEVERAGE & TOBACCO - 2.0%
812,817 Coca-Cola Co 60,806,840
452,857 PepsiCo, Inc 69,572,421
TOTAL FOOD, BEVERAGE & TOBACCO 130,379,261
HEALTH CARE EQUIPMENT & SERVICES - 2.6%
109,665 (a) Cooper Cos, Inc 8,924,538
345,612 (a) Edwards Lifesciences Corp 28,118,992
111,659 HCA, Inc 54,519,740
64,139 (a) IDEXX Laboratories, Inc 43,002,634
29,484 (a) Insulet Corp 7,542,302
24,128 McKesson Corp 20,055,435
19,103 STERIS plc 5,016,448
TOTAL HEALTH CARE EQUIPMENT & SERVICES 167,180,089
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
554,860 Procter & Gamble Co 84,211,102
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 84,211,102
INSURANCE - 2.1%
14,441 Hartford Financial Services Group, Inc 1,950,401
166,793 Marsh & McLennan Cos, Inc 31,388,775
229,240 Progressive Corp 47,681,920
182,490 Travelers Cos, Inc 51,920,230
TOTAL INSURANCE 132,941,326
MATERIALS - 2.1%
205,356 Ecolab, Inc 57,908,338
266,600 International Paper Co 10,749,312
570,370 Newmont Goldcorp Corp 64,081,070
TOTAL MATERIALS 132,738,720
MEDIA & ENTERTAINMENT - 3.2%
152,090 Comcast Corp (Class A) 4,524,678
200,413 Electronic Arts, Inc 40,868,219
185,132 (a) Live Nation, Inc 26,927,449
885,809 (a) Netflix, Inc 73,956,193
439,060 News Corp (Class A) 11,867,792
203,645 (a) Take-Two Interactive Software, Inc 44,862,994
TOTAL MEDIA & ENTERTAINMENT 203,007,325
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
42,166 Agilent Technologies, Inc 5,643,919
185,622 Amgen, Inc 63,460,449
189,751 Bristol-Myers Squibb Co 10,445,793
305,755 Danaher Corp 66,926,712
151,452 Eli Lilly & Co 157,078,442
334,134 Gilead Sciences, Inc 47,430,321
118,209 (a) Vertex Pharmaceuticals, Inc 55,546,409
26,035 West Pharmaceutical Services, Inc 6,017,209

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
196,891 Zoetis, Inc $ 24,575,935
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 437,125,189
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
251,726 (a) CBRE Group, Inc 42,876,490
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 42,876,490
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 17.3%
292,847 (a) Advanced Micro Devices, Inc 69,325,670
279,255 Applied Materials, Inc 90,009,472
475,947 Broadcom, Inc 157,681,241
31,171 (a) First Solar, Inc 7,029,684
684,893 (a) Intel Corp 31,826,978
450,544 Lam Research Corp 105,184,002
2,979,226 Nvidia Corp 569,419,465
73,621 NXP Semiconductors NV 16,648,653
262,303 Texas Instruments, Inc 56,539,412
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,103,664,577
SOFTWARE & SERVICES - 15.3%
249,706 Accenture plc 65,832,490
143,266 (a) Adobe, Inc 42,012,755
180,849 (a) Autodesk, Inc 45,731,287
137,494 (a) Cadence Design Systems, Inc 40,747,722
84,507 (a) Gartner, Inc 17,713,512
282,972 International Business Machines Corp 86,787,512
94,358 Intuit, Inc 47,077,093
935,118 Microsoft Corp 402,371,924
38,472 (a) PTC, Inc 6,006,633
277,667 Salesforce, Inc 58,945,927
354,350 (a) ServiceNow, Inc 41,462,494
90,925 (a) Synopsys, Inc 42,290,581
247,127 (a) Trade Desk, Inc 7,495,362
278,951 (a) Trimble Inc 18,857,088
66,323 VeriSign, Inc 16,198,066
199,965 (a) Workday, Inc 35,119,853
TOTAL SOFTWARE & SERVICES 974,650,299
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
467,707 (a) Arista Networks, Inc 66,292,790
1,129,568 Cisco Systems, Inc 88,467,766
1,546,991 Hewlett Packard Enterprise Co 33,291,246
1,095,891 HP, Inc 21,304,121
201,493 (a) Keysight Technologies, Inc 43,588,981
70,681 Seagate Technology Holdings plc 28,815,937
211,996 Western Digital Corp 53,047,759
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 334,808,600
TELECOMMUNICATION SERVICES - 0.8%
1,139,178 Verizon Communications, Inc 50,716,205
TOTAL TELECOMMUNICATION SERVICES 50,716,205
TRANSPORTATION - 0.7%
579,036 CSX Corp 21,864,399
144,487 Old Dominion Freight Line 25,025,149
2,171 Union Pacific Corp 510,402
TOTAL TRANSPORTATION 47,399,950
UTILITIES - 0.8%
21,773 Atmos Energy Corp 3,621,721
78,559 Edison International 4,892,654
32,490 Eversource Energy 2,246,034
782,073 Exelon Corp 35,021,229
43,657 Sempra Energy 3,798,596
TOTAL UTILITIES 49,580,234
TOTAL COMMON STOCKS
(Cost $2,895,287,619) 6,259,421,860

Large Cap Responsible Equity

Portfolio of Investments January 31, 2026
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.2%
200,000 (c) Nuveen ESG Large-Cap ETF $ 9,802,000
TOTAL INVESTMENT COMPANIES
(Cost $5,657,305) 9,802,000
TOTAL LONG-TERM INVESTMENTS
(Cost $2,900,944,924) 6,269,223,860
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.2%
$ 3,000,000 Federal Farm Credit, 03 0 .000% 03/04/26 2,990,127
5,000,000 Federal Home Loan Bank 0 .000 03/04/26 4,983,546
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 03/11/26 4,980,056
TOTAL GOVERNMENT AGENCY DEBT 12,953,729
REPURCHASE AGREEMENT - 1.5%
95,058,000 (d) Fixed Income Clearing Corporation 3 .660 02/02/26 95,058,000
TOTAL REPURCHASE AGREEMENT 95,058,000
TREASURY DEBT - 0.1%
4,195,000 United States Treasury Bill 0 .000 03/03/26 4,182,750
5,000,000 United States Treasury Bill 0 .000 03/05/26 4,984,482
TOTAL TREASURY DEBT 9,167,232
TOTAL SHORT-TERM INVESTMENTS
(Cost $117,180,854) 117,178,961
TOTAL INVESTMENTS - 100.0%
(Cost $3,018,125,778) 6,386,402,821
OTHER ASSETS & LIABILITIES, NET - (0.0)% (633,126)
NET ASSETS - 100.0% $ 6,385,769,695
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Affiliated holding
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $95,086,993 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $96,959,264.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 320 03/20/26  $ 111,918,512 $ 111,452,000 $ (466,512)

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $6,259,421,860 $— $— $6,259,421,860
Investment companies 9,802,000 — — 9,802,000
Short-Term Investments
:
Government agency debt — 12,953,729 — 12,953,729
Repurchase agreement — 95,058,000 — 95,058,000
Treasury debt — 9,167,232 — 9,167,232
Investments in Derivatives
:
Futures contracts* (466,512) — — (466,512)
Total $6,268,757,348 $117,178,961 $— $6,385,936,309
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Emerging Markets Equity
Portfolio of Investments January 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.4%
COMMON STOCKS - 97.4%
BRAZIL - 8.7%
10,127,600 B3 SA-Brasil Bolsa Balcao $ 31,078,949
2,154,700 Banco BTG Pactual S.A. - Unit 24,545,013
3,545,466 Itau Unibanco Holding S.A. 30,652,929
2,251,800 Localiza Rent A Car 20,704,879
86,607 (a) Localiza Rent a Car S.A. 767,865
3,173,014 Raia Drogasil S.A. 14,771,525
1,152,100 Vale S.A. 18,458,994
1,676,900 WEG S.A. 16,479,838
TOTAL BRAZIL 157,459,992
CHINA - 22.8%
4,468,808 Alibaba Group Holding Ltd 95,067,516
2,545,800 (a) Baidu, Inc 48,796,744
635,549 BYD Co Ltd 8,312,348
1,464,385 China Tourism Group Duty Free Corp Ltd 18,820,587
4,064,268 (a) DiDi Global, Inc (ADR) 19,142,702
531,657 Huazhu Group Ltd (ADR) 25,259,024
445,600 JD.com, Inc 6,354,538
1,113,502 KE Holdings, Inc (ADR) 20,844,757
664,500 (a),(b) Meituan 8,214,870
261,150 NAURA Technology Group Co Ltd 17,831,462
649,600 NetEase, Inc 16,844,173
2,680,770 Ping An Insurance Group Co of China Ltd (Class A) 25,732,177
987,476 Tencent Holdings Ltd 75,899,183
1,498,000 (a) XPeng, Inc 13,484,396
2,348,720 Zijin Mining Group Co Ltd (Class A) 13,142,722
TOTAL CHINA 413,747,199
HONG KONG - 0.0%
22,290 (a),(c) Asia Pacific Investment Partners Limited 223
TOTAL HONG KONG 223
INDIA - 14.5%
1,480,074 Axis Bank Ltd 22,081,723
536,586 Bharti Airtel Ltd 11,508,137
10,091,582 Edelweiss Financial Services Ltd 11,746,165
4,935,706 HDFC Bank Ltd 49,906,258
1,465,268 (b) HDFC Life Insurance Co Ltd 11,654,246
915,846 Infosys Technologies Ltd 16,381,078
5,321,520 Kotak Mahindra Bank Ltd 23,617,059
439,955 Lupin Ltd 10,309,927
3,893,730 Reliance Industries Ltd 59,164,923
5,626,139 Reliance Strategic Investments Ltd 15,581,293
1,839,266 State Bank of India 21,557,384
586,459 (a) Sun Pharmaceutical Industries Ltd 10,177,126
TOTAL INDIA 263,685,319
INDONESIA - 1.1%
31,919,900 Astra International Tbk PT 12,103,108
17,951,500 Bank Central Asia Tbk PT 7,931,860
TOTAL INDONESIA 20,034,968
KOREA, REPUBLIC OF - 13.2%
209,847 Celltrion, Inc 30,540,283
103,307 (a) Hynix Semiconductor, Inc 64,502,518
55,929 LG Chem Ltd 12,009,147
1,058,829 Samsung Electronics Co Ltd 116,973,829

SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
16,487 (a) Samsung Techwin Co Ltd $ 14,841,283
TOTAL KOREA, REPUBLIC OF 238,867,060
MALAYSIA - 0.7%
3,930,100 Malayan Banking BHD 11,762,308
TOTAL MALAYSIA 11,762,308
MEXICO - 5.8%
524,102 Fomento Economico Mexicano SAB de C.V. (ADR) 54,695,285
1,363,300 Grupo Financiero Banorte S.A. de C.V. 15,412,405
2,000,600 Grupo Mexico S.A. de C.V. (Series B) 22,214,261
4,120,400 (d) Wal-Mart de Mexico SAB de C.V. 13,076,069
TOTAL MEXICO 105,398,020
PERU - 1.0%
50,195 Credicorp Ltd 17,911,082
TOTAL PERU 17,911,082
POLAND - 0.4%
956,132 (a),(b) Allegro.eu S.A. 7,854,488
TOTAL POLAND 7,854,488
SAUDI ARABIA - 1.3%
852,621 Al Rajhi Bank 24,347,696
TOTAL SAUDI ARABIA 24,347,696
SOUTH AFRICA - 4.3%
2,221,269 FirstRand Ltd 12,669,797
499,722 Naspers Ltd 30,595,601
1,138,951 Shoprite Holdings Ltd 18,791,551
888,895 Standard Bank Group Ltd 16,336,084
TOTAL SOUTH AFRICA 78,393,033
TAIWAN - 19.8%
6,519,000 Chinatrust Financial Holding Co 10,503,050
2,750,000 Chunghwa Telecom Co Ltd 11,661,217
3,221,000 Fubon Financial Holding Co Ltd 9,249,357
686,000 MediaTek, Inc 38,052,787
1,713,000 Quanta Computer, Inc 15,079,824
4,957,400 Taiwan Semiconductor Manufacturing Co Ltd 274,123,911
TOTAL TAIWAN 358,670,146
THAILAND - 1.6%
9,383,400 CP Seven Eleven PCL (ADR) 12,936,431
2,635,100 Kasikornbank PCL - NVDR 15,738,158
TOTAL THAILAND 28,674,589
UNITED ARAB EMIRATES - 1.2%
9,758,165 Adnoc Gas plc 9,597,764
3,129,818 Emaar Properties PJSC 12,803,125
TOTAL UNITED ARAB EMIRATES 22,400,889
UNITED STATES - 1.0%
270,707 (a) Globant S.A. 18,104,884
TOTAL UNITED STATES 18,104,884
TOTAL COMMON STOCKS
(Cost $1,143,040,422) 1,767,311,896
TOTAL LONG-TERM INVESTMENTS
(Cost $1,143,040,422) 1,767,311,896
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
672,211 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(f) 672,211
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $672,211) 672,211

Emerging Markets Equity

Portfolio of Investments January 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENT - 1.4%
$ 25,396,000 (g) Fixed Income Clearing Corporation 3 .660% 02/02/26 $ 25,396,000
TOTAL REPURCHASE AGREEMENT 25,396,000
TREASURY DEBT - 0.3%
5,000,000 United States Treasury Bill 0 .000 03/05/26 4,984,482
TOTAL TREASURY DEBT 4,984,482
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,379,867) 30,380,482
TOTAL INVESTMENTS - 99.1%
(Cost $1,174,092,500) 1,798,364,589
OTHER ASSETS & LIABILITIES, NET - 0.9% 16,414,203
NET ASSETS - 100.0% $ 1,814,778,792
ADR American Depositary Receipt
NVDR Non Voting Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $27,723,604 or 1.5% of Total
Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,578,844.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $25,403,746 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $25,903,989.

Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity
Long-Term Investments
:
Common stocks $344,977,759 $1,422,333,914 $223 $1,767,311,896
Investments purchased with collateral from securities lending 672,211 — — 672,211
Short-Term Investments
:
Repurchase agreement — 25,396,000 — 25,396,000
Treasury debt — 4,984,482 — 4,984,482
Total $345,649,970 $1,452,714,396 $223 $1,798,364,589
1 1 1 1 1

International Equity
Portfolio of Investments January 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUSTRALIA - 4.7%
2,343,953 BHP Billiton Ltd $ 80,731,258
933,985 Commonwealth Bank of Australia 96,686,916
12,555,607 Glencore plc 85,596,017
TOTAL AUSTRALIA 263,014,191
BRAZIL - 1.1%
7,343,609 Itau Unibanco Holding S.A. 63,490,420
TOTAL BRAZIL 63,490,420
DENMARK - 3.3%
346,673 DSV AS 97,479,213
1,464,960 Novo Nordisk A.S. 86,988,184
TOTAL DENMARK 184,467,397
FINLAND - 1.5%
4,366,182 Nordea Bank AB publ 84,356,352
TOTAL FINLAND 84,356,352
FRANCE - 9.1%
323,146 Air Liquide 60,513,038
696,372 Airbus SE 159,434,181
463,372 Compagnie de Saint-Gobain 45,737,344
238,533 Essilor International S.A. 72,918,546
105,829 Kering 33,037,448
120,453 LVMH Moet Hennessy Louis Vuitton S.A. 77,740,881
429,629 Vinci S.A. 61,774,036
TOTAL FRANCE 511,155,474
GERMANY - 9.8%
2,395,280 E.ON AG. 50,803,491
402,820 HeidelbergCement AG. 110,320,549
58,331 Rheinmetall AG. 123,594,419
1,156,012 RWE AG. 73,411,219
245,321 SAP AG. 49,007,376
481,036 Siemens AG. 145,431,670
TOTAL GERMANY 552,568,724
INDIA - 0.6%
566,196 HDFC Bank Ltd (ADR) 18,333,427
1,147,651 Reliance Industries Ltd 17,438,467
TOTAL INDIA 35,771,894
INDONESIA - 0.2%
51,272,395 Bank Rakyat Indonesia 11,639,029
TOTAL INDONESIA 11,639,029
ITALY - 2.1%
868,825 Moncler S.p.A 50,620,937
800,202 UniCredit S.p.A 69,734,424
TOTAL ITALY 120,355,361
JAPAN - 21.2%
908,700 Advantest Corp 150,286,692
2,977,570 Daiichi Sankyo Co Ltd, Reg S 54,547,934
2,134,700 Fujitsu Ltd 59,314,310
6,094,310 Hitachi Ltd 211,473,217
3,347,100 Mitsubishi Electric Corp 104,636,675
10,315,189 Mitsubishi UFJ Financial Group, Inc 186,811,726
1,368,801 Nintendo Co Ltd 84,763,696
1,354,514 ORIX Corp 41,279,345
748,200 SBI Holdings, Inc 16,919,802
4,634,835 Sony Corp 102,188,410
3,747,242 Sumitomo Mitsui Financial Group, Inc 131,867,123

SHARES DESCRIPTION VALUE
JAPAN (continued)
2,353,948 Toyota Motor Corp $ 53,353,377
TOTAL JAPAN 1,197,442,307
KOREA, REPUBLIC OF - 1.7%
884,930 Samsung Electronics Co Ltd 97,762,387
TOTAL KOREA, REPUBLIC OF 97,762,387
MEXICO - 0.7%
193,404 Fomento Economico Mexicano SAB de C.V. (ADR) 20,183,641
1,911,000 Grupo Financiero Banorte S.A. de C.V. 21,604,273
TOTAL MEXICO 41,787,914
NETHERLANDS - 6.3%
84,421 ASML Holding NV 121,051,711
637,196 Heineken NV 52,600,269
3,882,969 ING Groep NV 114,512,235
12,856,618 Koninklijke KPN NV 62,965,445
288,897 (a) Magnum Ice Cream Co NV 5,129,177
TOTAL NETHERLANDS 356,258,837
SOUTH AFRICA - 0.9%
1,113,340 Anglo American plc 51,623,128
TOTAL SOUTH AFRICA 51,623,128
SPAIN - 7.9%
8,298,386 Banco Bilbao Vizcaya Argentaria S.A. 210,643,259
11,988,080 Banco Santander S.A. 153,064,556
48,096 (a) Iberdrola S.A. 1,078,925
3,456,828 Iberdrola S.A. 77,718,972
TOTAL SPAIN 442,505,712
SWITZERLAND - 4.8%
1,118,887 ABB Ltd 96,333,958
309,339 Cie Financiere Richemont S.A. 60,045,649
83,849 Lonza Group AG. 56,971,206
76,443 Zurich Insurance Group AG 54,383,214
TOTAL SWITZERLAND 267,734,027
TAIWAN - 1.2%
208,174 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 68,813,998
TOTAL TAIWAN 68,813,998
UNITED KINGDOM - 8.7%
661,742 AstraZeneca plc 123,291,879
13,593,032 Barclays plc 90,720,827
1,503,366 British American Tobacco plc 90,823,767
1,699,450 HSBC Holdings plc 29,979,871
2,903,335 National Grid plc 49,326,355
191,783 Reckitt Benckiser Group plc 15,987,012
1,283,986 Unilever plc 87,348,777
TOTAL UNITED KINGDOM 487,478,488
UNITED STATES - 13.5%
9,682,044 BP plc 61,389,546
1,059,221 CRH plc 129,659,243
18,403,977 Haleon plc 96,250,946
163,888 Linde plc 74,891,899
313,968 Nestle S.A. 29,960,871
204,465 Novartis AG. 30,336,426
328,764 Roche Holding AG. 149,501,998
3,591,635 Shell plc 138,060,640
1,278,248 Smurfit WestRock plc 53,213,464
TOTAL UNITED STATES 763,265,033
TOTAL COMMON STOCKS
(Cost $3,020,061,113) 5,601,490,673
TOTAL LONG-TERM INVESTMENTS
(Cost $3,020,061,113) 5,601,490,673

International Equity

Portfolio of Investments January 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0.3%
$ 16,424,000 (b) Fixed Income Clearing Corporation 3 .660% 02/02/26 $ 16,424,000
TOTAL REPURCHASE AGREEMENT 16,424,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,424,000) 16,424,000
TOTAL INVESTMENTS - 99.6%
(Cost $3,036,485,113) 5,617,914,673
OTHER ASSETS & LIABILITIES, NET - 0.4% 21,476,808
NET ASSETS - 100.0% $ 5,639,391,481
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $16,429,009 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $16,752,630.
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $471,306,554 $5,130,184,119 $— $5,601,490,673
Short-Term Investments
:
Repurchase agreement — 16,424,000 — 16,424,000
Total $471,306,554 $5,146,608,119 $— $5,617,914,673
1 1 1 1 1

Portfolio of Investments January 31, 2026
International Opportunities

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.1%
COMMON STOCKS - 98.1%
AUSTRALIA - 1.1%
1,181,188 Australia and New Zealand Banking Group $ 30,049,818
TOTAL AUSTRALIA 30,049,818
BRAZIL - 5.3%
626,099 Empresa Brasileira de Aeronautica S.A. (ADR) 45,993,232
5,308,378 Itau Unibanco Holding S.A. 45,894,485
7,044 (a) Mercadolibre, Inc 15,129,033
4,335,900 WEG S.A. 42,611,324
TOTAL BRAZIL 149,628,074
CANADA - 6.6%
189,567 Agnico-Eagle Mines Ltd 36,035,341
947,833 Brookfield Corp 43,206,400
283,420 (a) Canadian National Railway Co 27,264,852
253,765 Dollarama, Inc 34,198,125
352,017 (a) Shopify, Inc (Class A) 46,190,194
TOTAL CANADA 186,894,912
CHINA - 10.2%
1,961,000 Alibaba Group Holding Ltd 41,717,478
662,700 (a) BeOne Medicines Ltd 17,477,337
2,367,600 BYD Co Ltd (H shares) 29,516,530
599,757 JD.com, Inc 8,552,914
147,200 (b) Laopu Gold Co Ltd 14,547,942
1,651,600 Tencent Holdings Ltd 126,944,949
617,767 Tencent Music Entertainment Group (ADR) 10,366,130
4,811,000 (a),(c) Wuxi Biologics Cayman, Inc 22,767,333
2,632,000 Zijin Mining Group Co Ltd 13,723,304
TOTAL CHINA 285,613,917
DENMARK - 3.4%
181,464 DSV AS 51,024,936
647,284 Novo Nordisk A.S. 38,435,220
96,657 (a) Zealand Pharma AS 6,464,176
TOTAL DENMARK 95,924,332
FRANCE - 7.6%
197,709 Airbus SE 45,265,422
102,252 Essilor International S.A. 31,258,011
66,164 Kering 20,654,922
101,744 L'Oreal S.A. 46,745,163
79,205 LVMH Moet Hennessy Louis Vuitton S.A. 51,119,245
535,627 Veolia Environnement 20,089,844
TOTAL FRANCE 215,132,607
GERMANY - 4.4%
105,130 Deutsche Boerse AG. 26,621,564
832,356 E.ON AG. 17,654,133
4,926 Rheinmetall AG. 10,437,436
234,394 SAP AG. 46,824,507
470,602 (a),(c) Siemens Healthineers AG. 23,489,374
TOTAL GERMANY 125,027,014
HONG KONG - 1.4%
3,449,200 AIA Group Ltd 39,795,053
TOTAL HONG KONG 39,795,053
INDIA - 4.1%
742,107 Axis Bank Ltd 11,071,745
4,396,148 Bharat Electronics Ltd 21,477,234
1,933,860 Bharti Airtel Ltd 41,475,413
1,519,321 ICICI Bank Ltd 22,398,773

International Opportunities

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
6,353,267 Reliance Strategic Investments Ltd $ 17,595,036
TOTAL INDIA 114,018,201
INDONESIA - 0.4%
47,653,000 Bank Rakyat Indonesia 10,817,413
TOTAL INDONESIA 10,817,413
ITALY - 1.1%
66,953 Ferrari NV 22,331,892
154,382 Moncler S.p.A 8,994,862
TOTAL ITALY 31,326,754
JAPAN - 12.1%
161,900 Advantest Corp 26,776,071
613,600 Daiichi Sankyo Co Ltd, Reg S 11,240,915
1,552,000 Fujitsu Ltd 43,123,535
1,935,400 Hitachi Ltd 67,158,590
125,000 (a) Keyence Corp 45,857,546
1,668,300 (a) Mitsubishi Heavy Industries Ltd 49,121,309
1,078,000 (a) Murata Manufacturing Co Ltd 21,900,162
652,600 Softbank Group Corp 17,820,801
2,466,400 Sony Corp 54,378,957
1,689,400 (a) Sony Financial Holdings, Inc 1,697,478
TOTAL JAPAN 339,075,364
KOREA, REPUBLIC OF - 4.3%
414,238 (a) Doosan Heavy Industries and Construction Co Ltd 25,859,224
873,840 Samsung Electronics Co Ltd 96,537,222
TOTAL KOREA, REPUBLIC OF 122,396,446
MACAU - 0.6%
3,496,000 Galaxy Entertainment Group Ltd 17,762,346
TOTAL MACAU 17,762,346
MEXICO - 1.6%
173,098 (a) BBB Foods, Inc 6,039,389
364,413 Fomento Economico Mexicano SAB de C.V. (ADR) 38,030,141
TOTAL MEXICO 44,069,530
NETHERLANDS - 4.2%
80,217 ASML Holding NV 115,023,574
168,387 (a) Magnum Ice Cream Co NV 2,989,601
TOTAL NETHERLANDS 118,013,175
PORTUGAL - 0.3%
395,636 Jeronimo Martins SGPS S.A. 9,329,513
TOTAL PORTUGAL 9,329,513
SINGAPORE - 2.0%
1,204,500 DBS Group Holdings Ltd 55,987,996
TOTAL SINGAPORE 55,987,996
SPAIN - 1.5%
3,298,404 Banco Santander S.A. 42,114,229
142,139 (a),(b),(d) Let's GOWEX S.A. 1,685
TOTAL SPAIN 42,115,914
SWEDEN - 2.4%
993,204 Assa Abloy AB 40,159,143
1,298,211 Atlas Copco AB 26,771,948
TOTAL SWEDEN 66,931,091
SWITZERLAND - 3.8%
193,591 Galderma Group AG. 36,085,158
8,033 Givaudan S.A. 31,051,462
57,876 Lonza Group AG. 39,323,850
TOTAL SWITZERLAND 106,460,470
TAIWAN - 6.6%
354,000 MediaTek, Inc 19,636,570

SHARES DESCRIPTION VALUE
TAIWAN (continued)
2,998,000 Taiwan Semiconductor Manufacturing Co Ltd $ 165,777,118
TOTAL TAIWAN 185,413,688
UNITED ARAB EMIRATES - 0.2%
2,569,671 Salik Co PJSC 4,464,125
TOTAL UNITED ARAB EMIRATES 4,464,125
UNITED KINGDOM - 5.1%
504,735 Ashtead Group plc 32,494,689
989,442 Compass Group plc 29,668,848
71,388 (a),(b) Flutter Entertainment plc 11,752,547
523,957 RELX plc 18,575,332
749,870 Unilever plc 51,013,194
TOTAL UNITED KINGDOM 143,504,610
UNITED STATES - 7.8%
206,277 CRH plc 25,250,367
183,619 GFL Environmental, Inc 7,887,398
61,273 Linde plc 27,999,923
127,998 Roche Holding AG. 58,205,754
212,812 Schneider Electric S.A. 61,013,591
728,766 Smurfit WestRock plc 30,338,529
46,594 (b) Waste Connections, Inc 7,795,038
TOTAL UNITED STATES 218,490,600
TOTAL COMMON STOCKS
(Cost $2,002,957,898) 2,758,242,963
TOTAL LONG-TERM INVESTMENTS
(Cost $2,002,957,898) 2,758,242,963
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
14,653,186 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(f) 14,653,186
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $14,653,186) 14,653,186
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0.2%
$ 4,985,000 Federal Home Loan Bank Discount Notes 0 .000 02/04/26 4,982,591
TOTAL GOVERNMENT AGENCY DEBT 4,982,591
REPURCHASE AGREEMENT - 1.4%
39,309,000 (g) Fixed Income Clearing Corporation 3 .660 02/02/26 39,309,000
TOTAL REPURCHASE AGREEMENT 39,309,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $44,292,413) 44,291,591
TOTAL INVESTMENTS - 100.2%
(Cost $2,061,903,497) 2,817,187,740
OTHER ASSETS & LIABILITIES, NET - (0.2)% (5,888,240)
NET ASSETS - 100.0% $ 2,811,299,500
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

International Opportunities

Portfolio of Investments January 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,966,871.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $46,256,707 or 1.6% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $39,320,989 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $40,095,284.
Fund Level 1 Level 2 Level 3 Total
International Opportunities
Long-Term Investments
:
Common stocks $499,381,105 $2,258,860,173 $1,685 $2,758,242,963
Investments purchased with collateral from securities lending 14,653,186 — — 14,653,186
Short-Term Investments
:
Government agency debt — 4,982,591 — 4,982,591
Repurchase agreement — 39,309,000 — 39,309,000
Total $514,034,291 $2,303,151,764 $1,685 $2,817,187,740
1 1 1 1 1

Portfolio of Investments January 31, 2026
Quant International Small Cap Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 98.3%
AUSTRALIA - 6.2%
670,379 Abacus Property Group $ 538,936
216,314 AGL Energy Ltd 1,360,960
50,596 ALS Ltd 862,736
295,412 Austal Ltd 1,424,606
437,252 Bendigo Bank Ltd 3,329,586
14,662 Data#3 Ltd 99,314
170,428 EBOS Group Ltd 2,638,223
133,743 Growthpoint Properties Australia Ltd 212,949
3,259,335 HomeCo Daily Needs REIT 2,924,616
317,538 Lend Lease Corp Ltd 1,062,645
404,905 (a),(b) Liontown Resources Ltd 514,036
745,912 (b) Lynas Corp Ltd 7,508,442
1,983,186 Macquarie CountryWide Trust 5,400,460
919,416 Magellan Financial Group Ltd 5,558,219
183,883 Netwealth Group Ltd 3,115,682
7,215,678 Nine Entertainment Co Holdings Ltd 5,722,114
1,299,818 Perseus Mining Ltd 5,006,241
257,900 (a) Pinnacle Investment Management Group Ltd 3,024,475
357,211 Region RE Ltd 572,946
12,598,501 (b) Resolute Mining Ltd 11,286,004
2,352,446 (b) Vault Minerals Ltd 9,002,276
2,632,430 Westgold Resources Ltd 12,561,159
446,965 Worley Ltd 4,157,452
TOTAL AUSTRALIA 87,884,077
AUSTRIA - 0.6%
43,118 (b) ams-OSRAM AG. 448,632
77,969 AT&S Austria Technologie & Systemtechnik AG. 3,505,211
205,132 Uniqa Versicherungen AG. 3,802,523
TOTAL AUSTRIA 7,756,366
BELGIUM - 1.1%
81,342 Fagron NV 2,138,427
121,891 (b) Galapagos NV 4,123,963
51,149 KBC Ancora 4,700,460
409,647 Proximus plc 3,737,569
TOTAL BELGIUM 14,700,419
BRAZIL - 1.5%
83,500 (b) Aliansce Sonae Shopping Centers sa 490,267
401,523 Alpargatas S.A. 1,096,363
1,121,237 Banco do Estado do Rio Grande do Sul 3,837,058
1,069,866 Bradespar S.A. 4,840,342
2,232,745 Fleury S.A. 7,051,109
2,115,912 Metalurgica Gerdau S.A. 3,968,277
TOTAL BRAZIL 21,283,416
CANADA - 6.0%
170,670 (a) Altus Group Ltd 5,790,735
133,692 Badger Infrastructure Solutions Ltd 7,559,172
737,092 Centerra Gold, Inc 12,347,570
973,266 (b) Equinox Gold Corp 13,923,711
160,449 First Majestic Silver Corp 3,340,601
814,918 (a),(b) Fortuna Silver Mines, Inc 7,971,731
1,897 Killam Apartment REIT 24,436
103,342 (b) Maple Leaf Foods, Inc 1,914,823
264,701 NorthWest Healthcare Properties Real Estate Investment Trust 1,086,681
221,016 OR Royalties, Inc 8,714,684
124,434 Primaris REIT 1,512,417
412,479 RioCan Real Estate Investment Trust 5,910,084
185,694 Slate Grocery REIT 2,111,073
47,560 (c) Spin Master Corp 650,014

Quant International Small Cap Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CANADA (continued)
287,700 (a) Triple Flag Precious Metals Corp $ 9,700,222
56,666 (a),(b) Trisura Group Ltd 1,728,299
54,385 (b) Wesdome Gold Mines Ltd 890,274
TOTAL CANADA 85,176,527
CHILE - 0.0%
360,105 Inversiones Aguas Metropolitanas S.A. 457,225
TOTAL CHILE 457,225
CHINA - 4.0%
98,000 Beauty Farm Medical And Health Industry, Inc 333,186
189,000 C&D Property Management Group Co Ltd 65,098
1,590,000 China Foods Ltd 881,287
1,722,000 China Lesso Group Holdings Ltd 1,322,886
4,565,760 (a),(b),(d) China Zhongwang Holdings Ltd 5,845
2,303,300 (b),(c) CStone Pharmaceuticals 1,580,945
604,000 Harbin Power Equipment 1,534,259
467,804 (a),(b) iQIYI, Inc (ADR) 973,032
472,000 (a) JNBY Design Ltd 1,166,966
142,000 JOYY, Inc (ADR) 9,137,700
1,051,500 Kingboard Chemical Holdings Ltd 4,261,060
1,212,525 (c) Legend Holdings Corp 1,338,095
13,860,000 Lonking Holdings Ltd 5,685,316
1,780,000 (b) Newborn Town, Inc 2,617,519
137,584 Noah Holdings Ltd (ADR) 1,631,746
10,648,000 Shougang Fushan Resources Group Ltd 4,487,221
1,774,051 Tuya, Inc (ADR) 3,707,767
513,320 Weibo Corp 5,481,237
2,987,300 Yangzijiang Shipbuilding Holdings Ltd 7,845,581
5,469,250 (a),(c) Yixin Group Ltd 1,984,619
TOTAL CHINA 56,041,365
CZECH REPUBLIC - 0.0%
538 Philip Morris CR AS. 527,961
TOTAL CZECH REPUBLIC 527,961
DENMARK - 0.7%
1,343,888 (b) Alm Brand AS 3,722,150
476,567 H Lundbeck A.S. 3,195,072
1,292 Jyske Bank 188,020
124,682 (c) Scandinavian Tobacco Group A.S. 1,939,078
TOTAL DENMARK 9,044,320
EGYPT - 0.0%
1,127,467 E-Finance for Digital & Financial Investments 520,129
TOTAL EGYPT 520,129
FINLAND - 0.2%
14,274 Kalmar Oyj 729,798
276,299 Tokmanni Group Corp 2,522,061
TOTAL FINLAND 3,251,859
FRANCE - 2.4%
65,529 Carmila S.A. 1,268,013
253,313 M6-Metropole Television 3,628,555
5,556 Societe Fonciere Financiere et de Participations FFP 480,225
140,636 Societe Television Francaise 1 1,359,291
16,251 (b) SOITEC 506,097
174,256 SPIE S.A. 9,548,161
576,221 (b) Ubisoft Entertainment 2,972,836
2,432,905 Vivendi Universal S.A. 6,787,655
75,789 Wendel 7,321,839
TOTAL FRANCE 33,872,672
GERMANY - 3.2%
20,931 (b) Atoss Software AG. 2,412,275
63,432 Bilfinger Berger AG. 8,887,374
6,627 Cewe Stiftung & Co KGAA 793,757
633,927 Deutz AG. 8,117,881

SHARES DESCRIPTION VALUE
GERMANY (continued)
90,217 Hensoldt AG. $ 8,962,390
10,759 Hornbach Holding AG. & Co KGaA 1,028,071
9,171 (c) JOST Werke SE 680,226
182,225 (b) Nordex AG. 7,295,634
687,987 (b) TUI AG. 7,335,330
TOTAL GERMANY 45,512,938
GREECE - 0.0%
9,447 Aegean Airlines S.A. 167,522
TOTAL GREECE 167,522
HONG KONG - 0.4%
1,746,000 Cafe de Coral Holdings Ltd 1,050,447
779,600 Dah Sing Banking Group Ltd 1,110,505
588,000 Fortune Real Estate Investment Trust 382,156
2,237,800 Hutchison Port Holdings Trust 514,694
662,000 Hysan Development Co Ltd 1,818,101
90,800 Luk Fook Holdings International Ltd 373,018
320,000 SmarTone Telecommunications Holding Ltd 200,305
TOTAL HONG KONG 5,449,226
INDIA - 6.0%
1,795 3M India Ltd 671,791
81,191 (b) Borosil Renewables Ltd 436,749
251,252 Central Depository Services India Ltd 3,609,926
30,239 CIE Automotive India Ltd 137,568
110,833 Data Patterns India Ltd 3,227,536
227,646 Emami Ltd 1,198,415
8,843 ESAB India Ltd 536,289
124,356 Finolex Cables Ltd 980,227
88,568 (b) Garden Reach Shipbuilders & Engineers Ltd 2,667,372
312,956 GE T&D India Ltd 10,989,991
95,212 (c) Gland Pharma Ltd 1,911,330
81,857 GlaxoSmithKline Pharmaceuticals Ltd 2,140,238
145,155 Intellect Design Arena Ltd 1,443,132
3,813,370 IRB Infrastructure Developers Ltd 1,726,826
163,971 JB Chemicals & Pharmaceuticals Ltd 3,336,163
188,452 (b) KPIT Technologies Ltd 2,136,660
10,343 Maharashtra Scooters Ltd 1,513,213
187,839 Maharashtra Seamless Ltd 1,063,430
248,596 (b) Max Financial Services Ltd 4,360,750
605,239 (b) MOIL Ltd 2,401,846
1,436,637 (b) National Aluminium Co Ltd 5,986,262
196,435 RR Kabel Ltd 2,927,972
3,518,003 Sterlite Technologies Ltd 4,079,685
121,469 (b) Symphony Ltd 1,219,015
269,003 (c) Syngene International Ltd 1,386,031
153,493 Tamilnad Mercantile Bank Ltd 1,018,000
119,240 Tata Elxsi Ltd 6,903,700
167,155 Tata Investment Corp Ltd 1,134,596
812,889 Tata Technologies Ltd 5,712,703
646,949 TD Power Systems Ltd 5,124,260
605,241 Triveni Turbine Ltd 3,314,631
TOTAL INDIA 85,296,307
INDONESIA - 1.4%
9,472,400 Bank Tabungan Negara Persero Tbk PT 695,826
250,800 Cisarua Mountain Dairy PT TBK 76,204
20,640,937 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 645,606
35,869,900 Kalbe Farma Tbk PT 2,446,576
38,679,600 PT Aneka Tambang Tbk 9,522,310
35,062,625 PT Perusahaan Gas Negara Persero Tbk 4,438,744
1,983,700 PT Tambang Batubara Bukit Asam Tbk 293,747

Quant International Small Cap Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
INDONESIA (continued)
4,243,700 PT Vale Indonesia Tbk $ 1,636,162
TOTAL INDONESIA 19,755,175
IRELAND - 0.1%
55,630 Glanbia plc 1,070,222
TOTAL IRELAND 1,070,222
ISRAEL - 3.3%
983,203 Bezeq Israeli Telecommunication Corp Ltd 2,525,046
55,967 (b) Camtek Ltd 8,364,936
8,158 Formula Systems 1985 Ltd 1,301,972
824,657 Gazit Globe Ltd 2,539,640
77,260 Ituran Location and Control Ltd 3,448,114
27,289 (b) Nova Measuring Instruments Ltd 13,320,994
160,476 Plus500 Ltd 9,237,234
115,655 (b) Radware Ltd 2,793,068
508,987 (b) SimilarWeb Ltd 2,651,822
TOTAL ISRAEL 46,182,826
ITALY - 1.1%
32,297 Banco di Desio e della Brianza S.p.A. 357,159
417,680 (a),(b) Fincantieri S.p.A 7,928,235
693,416 MFE-MediaForEurope NV 2,586,659
242,859 (c) Technogym S.p.A 5,071,599
TOTAL ITALY 15,943,652
JAPAN - 21.4%
282,300 (b) AEON Financial Service Co Ltd 3,081,501
115,900 (b) Aichi Corp 1,021,835
396,700 (b) Anritsu Corp 5,497,056
122,300 (b) Asahi Intecc Co Ltd 2,038,761
33,000 (b) Axial Retailing, Inc 247,808
53,714 (b) Bunka Shutter Co Ltd 702,319
30,000 (b) C Uyemura & Co Ltd 3,469,402
94,600 (b) Central Glass Co Ltd 2,230,079
84,500 (b) Chudenko Corp 2,410,206
169,600 (a),(b) Cybozu, Inc 2,615,670
504,600 (b) Dai-Dan Co Ltd 8,752,610
60,000 (b) Digital Garage, Inc 979,091
86,500 (b) Doshisha Co Ltd 1,808,290
71,200 (b) DOWA HOLDINGS CO Ltd 4,217,033
159,700 (b) Elecom Co Ltd 1,706,726
254,400 (b) Electric Power Development Co 5,403,004
88,600 (b) Exedy Corp 3,264,956
40,000 (b) Fields Corp 473,913
178,600 (b) Fuji Machine Manufacturing Co Ltd 4,400,140
2,500 (b) Fukuda Denshi Co Ltd 137,084
763 (b) Global One Real Estate Investment Corp 673,203
236,100 (a) GMO Financial Holdings, Inc 1,358,713
307,600 GungHo Online Entertainment, Inc 5,227,952
56,300 (b) Happinet Corp 1,008,525
278,000 (b) Heiwa Corp 3,641,569
54,500 (b) Heiwa Real Estate Co Ltd 797,513
58,800 (b) Hirose Electric Co Ltd 6,348,151
38,100 (b) Hosiden Corp 634,708
762 (b) Ichigo Office REIT Investment Corp 478,495
211,900 (b) Inaba Denki Sangyo Co Ltd 3,529,460
1,197,800 (a) Infomart Corp 3,500,361
216,600 JAC Recruitment Co Ltd 1,386,104
400,000 (a),(b) Jafco Co Ltd 6,314,474
301,400 (b) Japan Aviation Electronics Industry Ltd 4,708,856
552,900 (b) Japan Material Co Ltd 6,411,779
164,200 (b) Japan Securities Finance Co Ltd 2,258,582
108,500 (b) Justsystems Corp 3,351,216
142,900 (b) Kaken Pharmaceutical Co Ltd 3,755,919
29,200 (b) Kanamoto Co Ltd 704,275

SHARES DESCRIPTION VALUE
JAPAN (continued)
62,900 (b) Kandenko Co Ltd $ 2,264,550
475,400 (b) Koei Tecmo Holdings Co Ltd 5,273,189
175,500 (b) Matsui Securities Co Ltd 1,032,553
15,700 (b) Maxvalu Tokai Co Ltd 380,357
155,400 Micronics Japan Co Ltd 8,985,013
410,000 (b) Mitsubishi Materials Corp 11,793,280
13,400 (b) Mitsubishi Research Institute, Inc 420,849
10,600 (b) Mitsui Mining & Smelting Co Ltd 1,383,394
121,700 (b) Miura Co Ltd 2,502,402
213,400 (b) Mixi Inc 3,756,575
67,300 (b) Morita Holdings Corp 1,220,831
306,000 (b) Namura Shipbuilding Co Ltd 8,341,609
270,800 (b) NGK Insulators Ltd 6,487,820
38,300 (b) Nippon Densetsu Kogyo Co Ltd 863,904
138,100 (b) Nippon Light Metal Holdings Co Ltd 2,436,377
5,400 (b) Nippon System Development Co Ltd 113,337
41,200 (b) Nishio Rent All Co Ltd 1,279,890
4,800 (b) Nitta Corp 126,466
52,600 (b) Noevir Holdings Co Ltd 1,588,169
299,200 (b) Nomura Co Ltd 2,644,589
312,900 Noritsu Koki Co Ltd 4,459,990
848,300 (b) NSK Ltd 5,899,547
57,600 (b) OBIC Business Consultants Ltd 2,551,568
350,300 (b) Oki Electric Industry Co Ltd 4,622,214
314,200 (b) Orient Corp 2,233,695
39,300 (b) PALTAC Corp 1,229,859
503,100 Pigeon Corp 5,243,122
50,800 (b) Prima Meat Packers Ltd 906,627
36,000 (b) Raito Kogyo Co Ltd 814,041
70,600 (a),(b) SanBio Co Ltd 844,260
127,100 (b) Sangetsu Co Ltd 2,594,688
124,800 (b) Sanki Engineering Co Ltd 5,376,429
567,900 (b) Santen Pharmaceutical Co Ltd 6,388,665
42,800 (b) Sanyo Chemical Industries Ltd 1,529,060
285,000 (b) Sega Sammy Holdings, Inc 4,470,203
265,900 (a) Septeni Holdings Co Ltd 750,133
39,375 (b) Shiga Bank Ltd 2,013,756
108,900 (b) Shimamura Co Ltd 7,299,023
25,800 (b) Shin Nippon Air Technologies Co Ltd 548,557
51,100 (b) Shinko Plantech Co Ltd 833,353
98,100 (b) Shinmaywa Industries Ltd 1,386,150
106,400 (b) Shinnihon Corp 1,373,596
106,600 Shizuoka Gas Co Ltd 843,786
192,200 (b) Shoei Co Ltd 2,211,811
399,800 (b) Square Enix Co Ltd 6,907,891
35,200 Sumitomo Heavy Industries Ltd 1,095,939
216,600 (b) Sumitomo Osaka Cement Co Ltd 5,837,974
85,600 (b) Sun Frontier Fudousan Co Ltd 1,357,801
169,800 (b) Suruga Bank Ltd 2,132,681
45,900 (b) Suzuken Co Ltd 1,850,212
1,694,700 (b) Systena Corp 5,561,159
72,400 (b) Taiyo Ink Manufacturing Co Ltd 2,343,363
104,350 (b) TechMatrix Corp 1,427,262
74,900 (b) TKC 1,969,354
155,600 (b) Toenec Corp 2,061,320
588,800 (b) Tokai Tokyo Securities Co Ltd 2,820,973
64,400 (b) Tokyo Kiraboshi Financial Group, Inc 4,204,642
23,200 (b) TOMONY Holdings, Inc 131,300
601,200 (b) UACJ Corp 9,515,504
155,700 (b) Wacom Co Ltd 754,528
124,300 (b) Wakita & Co Ltd 1,619,746
8,900 (b) Yamaguchi Financial Group, Inc 141,767

Quant International Small Cap Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
303,700 (b) Yodogawa Steel Works Ltd $ 2,751,458
101,400 (b) Yurtec Corp 1,782,828
287,400 (b) Zenkoku Hosho Co Ltd 5,713,969
29,400 (b) Zuken, Inc 916,622
TOTAL JAPAN 302,764,919
KOREA, REPUBLIC OF - 5.0%
66,419 (b) Cafe24 Corp 1,743,475
127,596 (b) CS Wind Corp 3,596,584
44,983 Daishin Securities Co Ltd PF 718,177
633,554 DGB Financial Group, Inc 6,812,353
57,116 DoubleUGames Co Ltd 2,119,298
374 (b) Eo Technics Co Ltd 96,481
13,645 HD Hyundai Heavy Industries Co Ltd 5,431,118
203,687 (b) HSD Engine Co Ltd 7,661,522
221,624 Hyundai Marine & Fire Insurance Co Ltd 4,320,867
17,608 (b) Hyundai Wia Corp 1,051,334
68,497 (b) ISC Co Ltd 7,088,087
162,081 (b) KEPCO Plant Service & Engineering Co Ltd 6,283,032
125,924 (b) LEENO Industrial, Inc 9,168,235
17,590 (b) LIG Nex1 Co Ltd 5,867,162
156,736 (b),(c) Netmarble Corp 5,733,451
7,910 Orion Corp/Republic of Korea 643,879
110,525 Samsung Engineering Co Ltd 2,352,668
135,250 SK REITs Co Ltd 522,433
TOTAL KOREA, REPUBLIC OF 71,210,156
KUWAIT - 0.7%
1,325,854 Agility Global PLC 487,380
696,434 Boubyan Petrochemicals Co KSCP 1,283,507
140,713 Boursa Kuwait Securities Co KPSC 1,443,327
424,861 Humansoft Holding Co KSC 3,660,639
1,334,069 Kuwait Telecommunications Co 2,862,753
TOTAL KUWAIT 9,737,606
LUXEMBOURG - 0.2%
253,522 SES S.A. 2,076,481
TOTAL LUXEMBOURG 2,076,481
MALAYSIA - 0.3%
923,200 (b) Bursa Malaysia BHD 2,113,252
20,600 Oriental Holdings BHD 35,953
287,500 United Plantations BHD 2,202,019
TOTAL MALAYSIA 4,351,224
MEXICO - 0.6%
1,394,804 (c) Banco del Bajio S.A. 4,097,576
426,523 Concentradora Fibra Danhos S.A. de C.V. 664,581
1,015,242 (c) FIBRA Macquarie Mexico 2,111,118
524,031 (a) La Comer SAB de C.V. 1,126,265
TOTAL MEXICO 7,999,540
NETHERLANDS - 1.2%
232,913 Aalberts Industries NV 8,943,517
736,336 Koninklijke BAM Groep NV 7,722,471
TOTAL NETHERLANDS 16,665,988
NEW ZEALAND - 0.0%
126,513 Mercury NZ Ltd 482,649
TOTAL NEW ZEALAND 482,649
NORWAY - 1.3%
4,400,247 Norwegian Air Shuttle AS 7,427,459
549,735 Storebrand ASA 9,620,283

SHARES DESCRIPTION VALUE
NORWAY (continued)
103,892 Wallenius Wilhelmsen ASA $ 1,207,090
TOTAL NORWAY 18,254,832
PERU - 0.4%
663,411 Hochschild Mining plc 5,986,985
TOTAL PERU 5,986,985
PHILIPPINES - 0.0%
1,893,400 LT Group, Inc 513,220
28,000 Semirara Mining & Power Corp 15,122
TOTAL PHILIPPINES 528,342
POLAND - 0.2%
109,762 (c) XTB S.A. 2,615,968
TOTAL POLAND 2,615,968
PORTUGAL - 0.5%
1,355,674 (a) Mota Engil SGPS S.A. 7,160,242
TOTAL PORTUGAL 7,160,242
RUSSIA - 0.0%
81,310 (b),(d) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 1.8%
184,066 Al Masane Al Kobra Mining Co 5,706,878
140,278 Arabian Cement Co 815,331
970,635 (c) Arabian Centres Co 5,058,522
182,196 City Cement Co 657,726
2,731,525 Electrical Industries Co 9,943,923
54,464 (b) Rasan Information Technology Co 2,029,758
240,235 Riyadh Cement Co 1,587,981
TOTAL SAUDI ARABIA 25,800,119
SINGAPORE - 1.1%
450,400 Sheng Siong Group Ltd 963,351
728,400 Venture Corp Ltd 9,353,470
19,791,700 Yangzijiang Financial Holding Ltd 5,512,022
TOTAL SINGAPORE 15,828,843
SOUTH AFRICA - 1.3%
5,295 Coronation Fund Managers Ltd 16,626
199,080 JSE Ltd 1,828,523
1,600,418 Life Healthcare Group Holdings Ltd 1,101,704
3,604,659 Momentum Metropolitan Holdings 8,405,943
108,036 Santam Ltd 2,877,839
961,780 Telkom S.A. Ltd 3,518,762
TOTAL SOUTH AFRICA 17,749,397
SPAIN - 0.9%
52,794 Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 73,593
295,992 Prosegur Cia de Seguridad S.A. 985,311
3,520,048 (c) Unicaja Banco S.A. 12,062,799
TOTAL SPAIN 13,121,703
SWEDEN - 3.9%
158,264 (c) AcadeMedia AB 1,676,969
432,689 (c) Ambea AB 6,606,310
688,124 (b) Arjo AB 2,062,839
617,864 (c) Attendo AB 6,167,827
529,959 BioGaia AB 6,518,368
96,190 Bure Equity AB 2,375,064
24,356 (b) Camurus AB 1,828,330
121,697 (a) Creades AB 947,252
59,349 Dios Fastigheter AB 429,829
791,091 (b) Elekta AB (B Shares) 5,085,292
637,180 (a),(b) Embracer Group AB 3,490,158
678,069 (a),(b) Indie Games Holding AB 1,411,327
75,045 Loomis AB 3,114,085
77,424 (b) Modern Times Group MTG AB 903,804
55,452 NCC AB (B Shares) 1,419,945

Quant International Small Cap Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SWEDEN (continued)
206,484 Nolato AB $ 1,349,498
46,321 (b) Paradox Interactive AB 675,208
86,800 Rusta AB 798,018
667,028 (c) Scandic Hotels Group AB 6,665,444
1,007,595 Storskogen Group AB 1,223,321
TOTAL SWEDEN 54,748,888
SWITZERLAND - 2.2%
139,607 Accelleron Industries AG. 13,372,531
38,637 Adecco S.A. 1,135,402
11,718 Allreal Holding AG. 3,427,665
16,820 Burkhalter Holding AG. 3,056,814
82,222 DKSH Holding AG. 6,032,800
11,385 Huber & Suhner AG. 2,302,669
5,962 Intershop Holding AG. 1,292,004
TOTAL SWITZERLAND 30,619,885
TAIWAN - 6.6%
729,000 Arcadyan Technology Corp 4,140,061
138,000 ASROCK, Inc 938,099
1,658,000 Capital Securities Corp 1,556,509
2,602,000 Channel Well Technology Co Ltd 5,161,018
526,000 China Bills Finance Corp 271,608
2,037,000 ChipMOS Technologies, Inc 3,833,460
2,584,000 Compeq Manufacturing Co Ltd 13,777,308
1,405,000 Greatek Electronics, Inc 3,987,753
478,000 King Yuan Electronics Co Ltd 4,428,750
434,000 LuxNet Corp 4,311,233
261,000 Powertech Technology, Inc 2,066,742
2,467,000 Sigurd Microelectronics Corp 10,113,942
37,000 Taiwan-Sogo Shinkong Security Corp 47,911
1,259,000 Tong Hsing Electronic Industries Ltd 5,576,330
795,000 Tripod Technology Corp 9,369,324
291,000 United Integrated Services Co Ltd 8,298,203
785,000 Visual Photonics Epitaxy Co Ltd 4,152,326
393,000 Wistron NeWeb Corp 2,291,908
33,000 Wowprime Corp 223,355
457,000 Yankey Engineering Co Ltd 8,566,043
TOTAL TAIWAN 93,111,883
THAILAND - 1.0%
2,056,300 Bangkok Life Assurance PCL 1,391,685
5,384,900 KCE Electronics PCL 3,211,893
7,692,100 Thai Life Insurance PCL 2,901,244
1,768,000 Tisco Bank PCL 6,314,906
TOTAL THAILAND 13,819,728
TURKEY - 0.5%
3,660,006 (c) Mavi Giyim Sanayi Ve Ticaret AS. 4,074,573
342,340 Torunlar Gayrimenkul Yatirim Ortakligi AS 656,971
8,448,340 Turkiye Sigorta AS 2,370,128
TOTAL TURKEY 7,101,672
UNITED ARAB EMIRATES - 0.0%
454,357 Alef Education Holding plc 127,430
368,857 Dubai Financial Market PJSC 166,727
TOTAL UNITED ARAB EMIRATES 294,157
UNITED KINGDOM - 7.8%
3,452,574 B&M European Value Retail S.A. 8,335,194
68,157 British Land Co plc 388,763
252,426 (b) Chemring Group plc 1,725,674
5,160,872 Coats Group plc 6,005,868
59,684 (a) Cohort plc 945,974
548,900 Currys plc 1,100,026
174,937 DiscoverIE Group plc 1,517,638
396,607 Hilton Food Group plc 2,565,300
471,962 Hiscox Ltd 9,599,396

SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
368,837 Hunting plc $ 2,244,021
552,571 IG Group Holdings plc 10,251,322
176,266 IntegraFin Holdings plc 848,557
139,873 Keller Group plc 3,391,524
120,044 Lancashire Holdings Ltd 1,013,812
181,757 Man Group plc 656,034
523,904 Persimmon plc 10,088,937
964,594 Premier Foods plc 2,491,976
16,684 Rathbone Brothers 504,999
62,257 Redde Northgate plc 325,423
1,145,308 Rightmove plc 7,753,054
1,708,485 Rotork plc 8,290,851
1,289,319 Senior plc 4,314,379
2,090,323 Serco Group plc 8,582,727
3,394,532 Shaftesbury Capital plc 6,677,967
71,192 Softcat plc 1,394,231
549,981 Tate & Lyle plc 2,845,412
1,763,364 TP ICAP Group plc 6,151,336
TOTAL UNITED KINGDOM 110,010,395
UNITED STATES - 1.2%
1,074,777 (b) Bausch Health Cos, Inc 6,164,586
23,292 (b) Inmode Ltd 365,917
294,944 (b) MDA Ltd 8,324,237
484,480 (b) Riskified Ltd 2,063,885
TOTAL UNITED STATES 16,918,625
TOTAL COMMON STOCKS
(Cost $1,089,031,418) 1,388,855,244
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.4%
80,903 iShares Core MSCI Emerging Markets ETF 5,870,322
25,694 iShares MSCI Canada ETF 1,394,156
153,153 (a) iShares MSCI EAFE Small-Cap ETF 12,523,321
TOTAL INVESTMENT COMPANIES
(Cost $16,679,098) 19,787,799
TOTAL LONG-TERM INVESTMENTS
(Cost $1,105,710,516) 1,408,643,043
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
20,153,198 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(f) 20,153,198
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $20,153,198) 20,153,198
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.2%
REPURCHASE AGREEMENT - 0.2%
$ 3,250,000 (g) Fixed Income Clearing Corporation 3 .660 02/02/26 3,250,000
TOTAL REPURCHASE AGREEMENT 3,250,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,250,000) 3,250,000
TOTAL INVESTMENTS - 101.3%
(Cost $1,129,113,714) 1,432,046,241
OTHER ASSETS & LIABILITIES, NET - (1.3)% (18,416,551)
NET ASSETS - 100.0% $ 1,413,629,690
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

Quant International Small Cap Equity

Portfolio of Investments January 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,999,819.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $73,412,494 or 5.1% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $3,250,991 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $3,315,052.
Fund Level 1 Level 2 Level 3 Total
Quant International Small Cap Equity
Long-Term Investments
:
Common stocks $242,593,727 $1,146,254,859 $6,658 $1,388,855,244
Investment companies 19,787,799 — — 19,787,799
Investments purchased with collateral from securities lending 20,153,198 — — 20,153,198
Short-Term Investments
:
Repurchase agreement — 3,250,000 — 3,250,000
Total $282,534,724 $1,149,504,859 $6,658 $1,432,046,241
1 1 1 1 1

Portfolio of Investments January 31, 2026
International Responsible Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUSTRALIA - 6.8%
525,309 Australia and New Zealand Banking Group $ 13,364,037
28,193 Australian Stock Exchange Ltd 1,122,205
459,039 Brambles Ltd 7,125,526
12,852 Cochlear Ltd 2,395,528
316,164 Coles Group Ltd 4,671,273
211,138 Commonwealth Bank of Australia 21,857,184
237,214 Computershare Ltd 5,387,262
361,929 Evolution Mining Ltd 3,475,686
598,783 Fortescue Metals Group Ltd 8,670,895
236,512 Goodman Group 5,024,385
1,011,699 Insurance Australia Group Ltd 5,333,819
488,972 (a) Lynas Corp Ltd 4,922,052
71,611 Macquarie Group Ltd 10,509,611
65,755 Northern Star Resources Ltd 1,208,794
489,378 QBE Insurance Group Ltd 6,707,304
72,623 Stockland Trust Group 271,727
478,298 Suncorp-Metway Ltd 5,630,492
357,402 Telstra Corp Ltd 1,214,200
838,005 Transurban Group 8,105,830
199,185 Wesfarmers Ltd 11,490,302
109,902 Woolworths Ltd 2,358,539
TOTAL AUSTRALIA 130,846,651
AUSTRIA - 0.6%
82,465 Erste Bank der Oesterreichischen Sparkassen AG. 10,721,184
TOTAL AUSTRIA 10,721,184
BELGIUM - 0.7%
12,593 Dieteren S.A. 2,868,413
69,477 KBC Groep NV 9,790,387
TOTAL BELGIUM 12,658,800
CHILE - 0.4%
171,659 Antofagasta plc 8,505,965
TOTAL CHILE 8,505,965
CHINA - 1.2%
1,644,017 BOC Hong Kong Holdings Ltd 8,657,374
204,299 Prosus NV 11,747,447
1,103,939 Wilmar International Ltd 2,947,562
TOTAL CHINA 23,352,383
DENMARK - 2.8%
11,526 Coloplast A.S. 982,533
35,671 DSV AS 10,030,147
16,708 (a) Genmab AS 5,443,224
289,744 Novo Nordisk A.S. 17,204,773
54,661 Novozymes A.S. 3,349,274
291,509 Orsted AS 6,557,570
308,712 Vestas Wind Systems A.S. 9,357,488
TOTAL DENMARK 52,925,009
FINLAND - 2.1%
364,168 Metso Outotec Oyj 7,119,753
247,804 Neste Oil Oyj 6,330,139
718,212 Sampo Oyj 8,009,717
341,501 Stora Enso Oyj (R Shares) 3,931,355
228,491 UPM-Kymmene Oyj 6,303,638
215,988 Wartsila Oyj (B Shares) 8,756,155
TOTAL FINLAND 40,450,757
FRANCE - 7.1%
202,643 Alstom RGPT 6,470,062
283,676 AXA S.A. 12,935,365

International Responsible Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FRANCE (continued)
110,931 Bouygues S.A. $ 5,996,241
124,386 Bureau Veritas S.A. 4,004,275
52,994 Carrefour S.A. 867,998
207,234 Cie Generale des Etablissements Michelin S.C.A 7,695,764
118,959 Danone 9,321,613
187,174 Dassault Systemes SE 5,148,183
40,162 Eiffage S.A. 5,956,318
44,192 Essilor International S.A. 13,509,311
32,725 Fonciere Des Regions 2,090,666
4,145 Gecina S.A. 380,723
4,636 Hermes International 11,154,206
22,315 Kering 6,966,244
58,736 Legrand S.A. 9,377,662
14,335 L'Oreal S.A. 6,586,058
20,591 Publicis Groupe S.A. 2,058,034
131,014 Rexel S.A. 5,490,216
143,353 Societe Generale 12,561,942
66,901 Unibail-Rodamco-Westfield 7,396,903
TOTAL FRANCE 135,967,784
GERMANY - 7.8%
32,654 Adidas-Salomon AG. 5,789,669
49,533 Allianz AG. 21,810,450
219,990 Bayer AG. 11,635,633
94,375 Bayerische Motoren Werke AG. 9,718,763
35,836 Deutsche Boerse AG. 9,074,578
150,051 Evonik Industries AG. 2,324,277
89,293 GEA Group AG. 6,384,702
59,052 Henkel KGaA 4,874,690
66,976 Henkel KGaA (Preference) 5,883,969
42,469 Knorr-Bremse AG. 4,944,887
33,911 LEG Immobilien SE 2,452,023
52,793 Merck KGaA 7,865,770
120,418 SAP AG. 24,055,707
15,344 Sartorius AG. 4,288,538
90,053 Siemens AG. 27,225,734
44,824 (a),(b) Zalando SE 1,288,930
TOTAL GERMANY 149,618,320
HONG KONG - 1.1%
217,785 Hong Kong Exchanges and Clearing Ltd 12,006,721
911,002 (c) MTR Corp 4,028,286
2,114,000 Sino Land Co 3,181,377
232,257 Swire Pacific Ltd (Class A) 2,241,254
TOTAL HONG KONG 21,457,638
IRELAND - 1.1%
58,536 AerCap Holdings NV 8,409,282
20,645 Bank of Ireland Group plc 419,454
58,396 Kerry Group plc (Class A) 5,190,933
72,278 Kingspan Group plc 6,293,576
TOTAL IRELAND 20,313,245
ISRAEL - 0.5%
381,189 Bank Hapoalim Ltd 9,423,537
TOTAL ISRAEL 9,423,537
ITALY - 2.1%
224,127 Assicurazioni Generali S.p.A. 9,142,226
19,622 Coca-Cola HBC AG. 1,065,664
2,232,937 Intesa Sanpaolo S.p.A. 15,807,816
85,353 Moncler S.p.A 4,972,979
81,344 Prysmian S.p.A. 9,634,648
TOTAL ITALY 40,623,333
JAPAN - 22.0%
68,900 Advantest Corp 11,395,128
329,700 (a) Aeon Co Ltd 4,509,504

SHARES DESCRIPTION VALUE
JAPAN (continued)
286,800 Ajinomoto Co, Inc $ 6,561,077
234,500 (a) Asahi Kasei Corp 2,274,886
73,200 Asics Corp 1,762,120
428,800 Astellas Pharma, Inc 5,964,559
360,528 Bridgestone Corp 8,117,020
603,100 Concordia Financial Group Ltd 5,492,871
100,054 Dai Nippon Printing Co Ltd 1,795,189
187,700 Daifuku Co Ltd 6,733,397
332,200 Daiichi Sankyo Co Ltd, Reg S 6,085,776
56,925 (a) Daikin Industries Ltd 6,821,344
188,319 Daiwa House Industry Co Ltd 6,416,794
781,321 (a) Daiwa Securities Group, Inc 7,613,490
2,200 (a) Disco Corp 937,751
310,983 (a) East Japan Railway Co 7,806,992
58,748 (a) Eisai Co Ltd 1,637,861
256,607 (a) Fanuc Ltd 10,303,945
26,764 (a) Fast Retailing Co Ltd 10,211,344
339,000 FUJIFILM Holdings Corp 6,771,613
390,520 Fujitsu Ltd 10,850,904
87,916 (a) Hankyu Hanshin Holdings, Inc 2,454,882
66,500 (a) Hoya Corp 11,155,762
92,500 (a) Ishikawajima-Harima Heavy Industries Co Ltd 2,140,097
327,400 Isuzu Motors Ltd 5,274,350
565,056 KDDI Corp 9,540,392
256,183 Komatsu Ltd 9,805,453
506,691 Kubota Corp 7,763,347
383,284 Mitsubishi Electric Corp 11,982,183
363,063 Mitsubishi Estate Co Ltd 9,252,992
237,783 Mitsui Fudosan Co Ltd 2,726,634
382,500 Mizuho Financial Group, Inc 16,607,349
286,205 NEC Corp 9,702,247
75,100 Nidec Corp 1,074,288
99,300 Nintendo Co Ltd 6,149,203
249,694 Nippon Paint Co Ltd 1,657,973
285,400 Nitto Denko Corp 6,342,538
1,075,200 (a) Nomura Holdings, Inc 9,743,825
110,400 (a) Nomura Research Institute Ltd 3,358,410
72,585 (a) Obayashi Corp 1,638,485
269,353 Oriental Land Co Ltd 4,715,403
665,358 Panasonic Corp 9,122,520
370,900 (a) Rakuten, Inc 2,223,809
188,878 Recruit Holdings Co Ltd 9,948,915
604,700 (a) Renesas Electronics Corp 10,053,412
64,600 (a) Secom Co Ltd 2,366,529
18,324 (a) Sekisui Chemical Co Ltd 324,104
42,363 (c) Sekisui House Ltd 944,136
1,600 Shin-Etsu Chemical Co Ltd 52,615
5,984,690 (a) SoftBank Corp 8,134,744
565,500 Softbank Group Corp 15,442,328
257,778 Sompo Holdings, Inc 8,889,348
778,440 Sony Corp 17,162,973
546,740 (a) Sony Financial Holdings, Inc 549,354
144,832 Sumitomo Metal Mining Co Ltd 8,184,220
523,300 Sumitomo Mitsui Financial Group, Inc 18,415,161
304,169 Tokio Marine Holdings, Inc 11,337,149
65,200 (a) Tokyo Electron Ltd 17,373,117
15,100 (a) Tokyu Corp 170,309
813,140 (a) Toray Industries, Inc 5,997,890
128,518 (a) West Japan Railway Co 2,626,193
541,100 Yamaha Motor Co Ltd 4,086,224
81,698 (a) Yokogawa Electric Corp 2,723,718

International Responsible Equity

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
1,221,400 (a) Z Holdings Corp $ 3,127,297
TOTAL JAPAN 422,405,443
LUXEMBOURG - 0.3%
78,539 Eurofins Scientific SE 6,353,253
TOTAL LUXEMBOURG 6,353,253
NETHERLANDS - 5.2%
774,480 Aegon NV 6,083,134
31,905 Akzo Nobel NV 2,235,176
9,187 (a) Argenx SE 7,725,997
39,785 ASML Holding NV 57,047,919
162,199 ING Groep NV 4,783,394
80,694 Koninklijke Ahold Delhaize NV 3,155,147
437,512 Koninklijke KPN NV 2,142,720
61,664 (a) Magnum Ice Cream Co NV 1,095,962
106,759 NN Group NV 8,462,487
22,282 Randstad Holdings NV 797,395
241,033 Universal Music Group NV 5,909,536
TOTAL NETHERLANDS 99,438,867
NEW ZEALAND - 0.3%
985,676 Auckland International Airport Ltd 4,902,107
349,893 Meridian Energy Ltd 1,186,972
TOTAL NEW ZEALAND 6,089,079
NORWAY - 1.8%
286,490 DNB Bank ASA 8,214,624
117,271 (a) Gjensidige Forsikring ASA 3,337,832
269,217 Mowi ASA 6,206,013
703,754 Norsk Hydro ASA 6,247,842
398,344 Orkla ASA 4,739,640
353,669 Telenor ASA 5,949,263
TOTAL NORWAY 34,695,214
PORTUGAL - 0.4%
1,528,703 Energias de Portugal S.A. 7,816,937
TOTAL PORTUGAL 7,816,937
SINGAPORE - 1.3%
1,162,164 (a) Grab Holdings Ltd 4,997,305
854,019 Keppel Corp Ltd 7,346,974
734,505 Oversea-Chinese Banking Corp 12,258,551
TOTAL SINGAPORE 24,602,830
SPAIN - 4.5%
74,698 ACS Actividades de Construccion y Servicios S.A. 8,380,827
106,933 Amadeus IT Holding S.A. 7,169,498
782,467 Banco Bilbao Vizcaya Argentaria S.A. 19,861,862
874,539 CaixaBank S.A. 11,544,068
158,177 (b) Cellnex Telecom S.A. 4,892,437
11,747 (a) Iberdrola S.A. 263,518
857,554 Iberdrola S.A. 19,280,165
192,843 Industria de Diseno Textil S.A. 12,548,313
83,332 Redeia Corp S.A. 1,440,138
TOTAL SPAIN 85,380,826
SWEDEN - 3.6%
15,243 Alfa Laval AB 882,909
206,364 Assa Abloy AB 8,344,108
573,094 Atlas Copco AB 11,818,451
479,802 (a) Atlas Copco AB 8,630,517
125,420 Boliden AB 8,782,748
161,885 (a) EQT AB 6,144,462
271,481 (a) Sandvik AB 10,719,792
555,951 Svenska Handelsbanken AB 8,764,596

SHARES DESCRIPTION VALUE
SWEDEN (continued)
1,027,227 (a),(c) TeliaSonera AB $ 4,692,844
TOTAL SWEDEN 68,780,427
SWITZERLAND - 5.9%
228,789 ABB Ltd 19,698,280
321 (c) Barry Callebaut AG. 566,249
52,826 DSM-Firmenich AG. 4,165,517
1,767 Geberit AG. 1,349,264
1,898 Givaudan S.A. 7,336,695
18,222 Kuehne & Nagel International AG. 4,219,526
13,794 Lonza Group AG. 9,372,334
30,719 SGS S.A. 3,697,322
29,496 Sika AG. 5,660,001
7,675 Swiss Life Holding 8,416,041
6,791 Swisscom AG. 5,575,961
423,246 UBS Group AG 20,026,045
11,084 (b) VAT Group AG. 7,167,650
21,700 Zurich Insurance Group AG 15,437,852
TOTAL SWITZERLAND 112,688,737
UNITED KINGDOM - 13.3%
190,397 3i Group plc 8,746,670
15,078 Admiral Group plc 567,445
119,222 Ashtead Group plc 7,675,477
166,549 Associated British Foods plc 4,352,641
139,509 AstraZeneca plc 25,992,497
907,123 Aviva plc 7,908,161
250,567 Barratt Developments plc 1,334,202
2,639,835 BT Group plc 6,938,860
90,630 Bunzl plc 2,541,543
18,696 Coca-Cola Europacific Partners plc 1,714,423
293,449 Compass Group plc 8,799,196
57,248 DCC plc 3,628,916
1,946,422 HSBC Holdings plc 34,336,686
549,377 Informa plc 6,629,781
955,767 J Sainsbury plc 4,187,896
741,716 Kingfisher plc 3,418,118
2,073,619 Legal & General Group plc 7,528,927
77,630 London Stock Exchange Group plc 8,659,010
559,906 Marks & Spencer Group plc 2,808,041
811,479 National Grid plc 13,786,663
329,763 Pearson plc 4,337,356
411,748 Phoenix Group Holdings plc 4,173,344
134,775 Reckitt Benckiser Group plc 11,234,831
269,204 RELX plc 9,543,825
464,418 Schroders plc 2,876,480
237,334 Segro plc 2,472,683
199,308 Smiths Group plc 6,844,599
459,586 Standard Chartered plc 11,759,166
1,562,918 Tesco plc 9,094,308
274,064 Unilever plc 18,644,405
6,311,772 Vodafone Group plc 9,295,515
103,498 Whitbread plc 3,863,414
TOTAL UNITED KINGDOM 255,695,079
UNITED STATES - 6.2%
97,114 Alcon, Inc 7,860,629
72,326 CSL Ltd 9,113,788
300,284 Nestle S.A. 28,655,055
214,668 Novartis AG. 31,850,242
72,248 Schneider Electric S.A. 20,713,634
22,491 (a) Spotify Technology S.A. 11,253,372

International Responsible Equity

Portfolio of Investments January 31, 2026
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
58,295 Swiss Re AG. $ 9,314,596
TOTAL UNITED STATES 118,761,316
TOTAL COMMON STOCKS
(Cost $1,286,927,185) 1,899,572,614
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
SPAIN - 0.0%
81,995 ACS Actividades de Construccion y Servicios S.A. 02/05/26 45,097
TOTAL SPAIN 45,097
TOTAL RIGHTS/WARRANTS
(Cost $43,915) 45,097
TOTAL LONG-TERM INVESTMENTS
(Cost $1,286,971,100) 1,899,617,711
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
5,857,147 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(e) 5,857,147
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,857,147) 5,857,147
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.7%
$ 13,380,000 (f) Fixed Income Clearing Corporation 3 .660 02/02/26 13,380,000
TOTAL REPURCHASE AGREEMENT 13,380,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,380,000) 13,380,000
TOTAL INVESTMENTS - 100.1%
(Cost $1,306,208,247) 1,918,854,858
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,557,857)
NET ASSETS - 100.0% $ 1,917,297,001
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $13,349,017 or 0.7% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,694,229.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $13,384,081 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $13,647,682.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 75 03/20/26  $ 11,334,186 $ 11,388,000 $ 53,814

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
International Responsible Equity
Long-Term Investments
:
Common stocks $50,276,208 $1,849,296,406 $— $1,899,572,614
Rights/Warrants 45,097 — — 45,097
Investments purchased with collateral from securities lending 5,857,147 — — 5,857,147
Short-Term Investments
:
Repurchase agreement — 13,380,000 — 13,380,000
Investments in Derivatives
:
Futures contracts* 53,814 — — 53,814
Total $56,232,266 $1,862,676,406 $— $1,918,908,672
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Equity Index
Portfolio of Investments January 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2.2%
102,643 (a) Adient plc $ 2,134,974
82,911 (a) American Axle & Manufacturing Holdings, Inc 660,801
183,633 (a) Aptiv plc 13,910,200
174,686 BorgWarner, Inc 8,281,863
27,933 (a) Cooper-Standard Holdings, Inc 876,258
107,715 Dana Inc 3,112,963
20,044 (a) Dorman Products, Inc 2,489,465
3,236,100 Ford Motor Co 44,917,068
40,428 (a) Fox Factory Holding Corp 743,875
130,348 Garrett Motion, Inc 2,351,478
767,689 General Motors Co 64,485,876
177,823 Gentex Corp 4,091,707
25,155 (a) Gentherm, Inc 803,954
215,941 (a) Goodyear Tire & Rubber Co 2,032,005
91,009 Harley-Davidson, Inc 1,801,978
110,804 (a) Holley, Inc 426,595
18,139 LCI Industries 2,660,810
42,384 Lear Corp 4,962,743
101,256 (a),(b) Lucid Group, Inc 1,120,904
25,482 Patrick Industries, Inc 3,215,064
40,988 (a) Phinia, Inc 2,917,116
323,164 (a) QuantumScape Corp 2,860,001
648,353 (a) Rivian Automotive, Inc 9,563,207
217,401 (a) Solid Power, Inc 973,956
15,934 Standard Motor Products, Inc 636,245
2,338,049 (a) Tesla, Inc 1,006,319,670
41,295 Thor Industries, Inc 4,619,672
28,194 Visteon Corp 2,561,707
23,560 Winnebago Industries, Inc 1,081,640
21,842 (a) XPEL, Inc 1,125,081
TOTAL AUTOMOBILES & COMPONENTS 1,197,738,876
BANKS - 3.9%
18,633 (a) 1st Source Corp 1,254,560
14,723 Amalgamated Financial Corp 571,841
25,834 (a) Amerant Bancorp, Inc 560,598
48,454 Ameris Bancorp 3,906,361
27,215 (a) Arrow Financial Corp 920,139
156,553 (a) Associated Banc-Corp 4,267,635
122,573 Atlantic Union Bankshares Corp 4,760,735
44,566 (a) Axos Financial, Inc 4,411,588
101,858 Banc of California, Inc 2,035,123
16,476 Bancfirst Corp 1,811,536
37,392 (a) Bancorp, Inc 2,222,580
7,985 (a) Bank First Corp 1,114,227
5,520,282 Bank of America Corp 293,679,002
34,424 (a) Bank of Hawaii Corp 2,574,227
6,575 (a) Bank of Marin Bancorp 176,539
39,774 Bank of NT Butterfield & Son Ltd 2,060,293
90,703 Bank OZK 4,313,835
79,459 BankUnited, Inc 3,771,919
41,073 Banner Corp 2,539,954
12,845 (a) Bar Harbor Bankshares 435,574
16,293 (a) BCB Bancorp, Inc 128,552
71,895 Berkshire Hills Bancorp, Inc 2,038,223
23,658 BOK Financial Corp 3,074,121
15,598 (a) Bridgewater Bancshares, Inc 299,638
2,955 (a) Burke & Herbert Financial Services Corp 193,493
19,568 (a) Business First Bancshares, Inc 551,231

SHARES DESCRIPTION VALUE
BANKS (continued)
25,800 (a) Byline Bancorp, Inc $ 823,794
143,139 Cadence Bank 6,027,583
11,105 Camden National Corp 528,265
191 (a) Capital Bancorp, Inc 5,868
4,521 Capital City Bank Group, Inc 188,797
105,986 (a) Capitol Federal Financial, Inc 771,578
15,958 (a) Carter Bankshares, Inc 341,661
62,677 Cathay General Bancorp 3,207,809
16,021 Central Pacific Financial Corp 521,804
1,465,331 Citigroup, Inc 169,553,450
5,190 (a) Citizens & Northern Corp 118,124
354,716 Citizens Financial Group, Inc 22,340,014
13,280 City Holding Co 1,634,635
5,750 (a) Civista Bancshares, Inc 138,747
7,874 CNB Financial Corp 218,110
14,705 (a) Coastal Financial Corp 1,408,445
236,278 Columbia Banking System, Inc 6,956,024
27,831 (a) Columbia Financial, Inc 452,810
99,964 Comerica, Inc 8,863,808
109,005 Commerce Bancshares, Inc 5,738,023
60,022 (a) Community Bank System, Inc 3,751,375
14,068 (a) Community Trust Bancorp, Inc 867,996
39,457 ConnectOne Bancorp, Inc 1,050,345
46,800 (a) Cullen/Frost Bankers, Inc 6,449,976
32,680 (a) Customers Bancorp, Inc 2,582,374
139,451 CVB Financial Corp 2,748,579
28,972 Dime Community Bancshares, Inc 985,627
26,137 (a) Eagle Bancorp, Inc 699,426
113,730 East West Bancorp, Inc 13,015,261
186,292 (a) Eastern Bankshares, Inc 3,816,192
28,968 (a) Enterprise Financial Services Corp 1,661,315
11,154 Equity Bancshares, Inc 514,422
8,510 Esquire Financial Holdings, Inc 907,421
9,389 Farmers & Merchants Bancorp, Inc 251,907
11,812 (a) Farmers National Banc Corp 153,320
34,406 (a) FB Financial Corp 1,979,377
553,670 Fifth Third Bancorp 27,805,307
8,770 Financial Institutions, Inc 288,884
24,700 First Bancorp 1,430,871
158,461 First BanCorp 3,505,157
7,604 First Bancorp, Inc 207,969
588 (a) First Bank 9,808
60,032 First Busey Corp 1,479,789
8,793 (a) First Business Financial Services, Inc 504,015
7,478 First Citizens Bancshares, Inc (Class A) 15,476,244
135,088 (a) First Commonwealth Financial Corp 2,435,637
14,032 (a) First Community Bancshares, Inc 505,433
73,937 (a) First Financial Bancorp 2,124,949
112,033 First Financial Bankshares, Inc 3,564,890
4,322 First Financial Corp 281,622
113,382 (a) First Foundation, Inc 712,039
135,411 (a) First Hawaiian, Inc 3,595,162
428,475 First Horizon National Corp 10,493,353
90,601 First Interstate BancSystem, Inc 3,213,617
47,027 First Merchants Corp 1,869,794
12,091 (a) First Mid Bancshares, Inc 509,031
9,917 (a) First Western Financial, Inc 249,413
15,276 (a) Five Star Bancorp 605,235
42,707 Flushing Financial Corp 674,344
325,156 (a) FNB Corp 5,706,488
194,217 Fulton Financial Corp 4,010,581
19,386 FVCBankcorp, Inc 293,504

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
19,355 (a) German American Bancorp, Inc $ 814,265
106,569 Glacier Bancorp, Inc 5,400,917
7,132 Great Southern Bancorp, Inc 437,762
11,967 (a) Greene County Bancorp, Inc 280,506
70,171 (a) Hancock Whitney Corp 4,827,765
29,083 Hanmi Financial Corp 772,735
7,219 HBT Financial, Inc 194,769
55,657 (a) Heritage Commerce Corp 708,514
28,290 Heritage Financial Corp 730,165
46,898 (a) Hilltop Holdings, Inc 1,756,330
1,692 Hingham Institution For Savings The 504,977
2,890 (a) Home Bancorp, Inc 172,504
183,082 Home Bancshares, Inc 5,291,070
32,654 HomeStreet, Inc 489,483
8,226 (a) HomeTrust Bancshares, Inc 354,705
99,262 (a) Hope Bancorp, Inc 1,189,159
37,769 Horizon Bancorp, Inc 665,490
1,259,755 Huntington Bancshares, Inc 22,020,517
16,001 Independent Bank Corp 562,435
44,198 Independent Bank Corp 3,570,314
47,196 International Bancshares Corp 3,286,729
10,716 (a) John Marshall Bancorp, Inc 221,178
2,251,334 JPMorgan Chase & Co 688,660,557
62,205 (a) Kearny Financial Corp 484,577
775,571 Keycorp 16,690,288
19,759 Lakeland Financial Corp 1,177,636
23,057 Live Oak Bancshares, Inc 921,358
125,350 M&T Bank Corp 27,773,799
8,910 (a) Mercantile Bank Corp 463,142
28,455 (a) Metrocity Bankshares, Inc 801,577
15,723 Metropolitan Bank Holding Corp 1,455,950
11,042 (a) Mid Penn Bancorp, Inc 364,276
22,606 Midland States Bancorp, Inc 516,547
5,927 MidWestOne Financial Group, Inc 274,539
25,698 MVB Financial Corp 725,712
28,540 (a) National Bank Holdings Corp 1,146,737
34,793 (a) NBT Bancorp, Inc 1,545,853
252,568 New York Community Bancorp, Inc 3,338,949
8,973 (a) Nicolet Bankshares, Inc 1,309,879
9,353 (a) Northeast Bank 1,077,746
27,798 Northeast Community Bancorp, Inc 656,033
44,937 Northfield Bancorp, Inc 553,624
101,413 (a) Northwest Bancshares, Inc 1,306,199
2,799,032 (a) NU Holdings Ltd 49,682,818
52,078 OceanFirst Financial Corp 976,462
34,715 (a) OFG Bancorp 1,399,014
300,060 Old National Bancorp 7,330,466
15,271 Old Second Bancorp, Inc 302,977
20,312 (a) Origin Bancorp, Inc 869,963
3,618 (a) Orrstown Financial Services, Inc 130,320
11,574 (a) Park National Corp 1,885,868
12,857 Parke Bancorp, Inc 351,125
22,883 Pathward Financial, Inc 2,066,106
10,253 Peapack Gladstone Financial Corp 325,225
23,125 Peoples Bancorp, Inc 752,025
8,138 Peoples Financial Services Corp 423,990
122,945 Pinnacle Financial Partners, Inc 11,690,840
385 (a) Pioneer Bancorp, Inc 5,448
328,985 PNC Financial Services Group, Inc 73,462,351
61,345 Popular, Inc 8,191,398
12,183 Preferred Bank 1,044,936
5,687 (a) Primis Financial Corp 76,661

SHARES DESCRIPTION VALUE
BANKS (continued)
78,419 (a) Prosperity Bancshares, Inc $ 5,411,695
145,550 Provident Financial Services, Inc 3,222,477
14,068 QCR Holdings, Inc 1,269,778
22,257 RBB Bancorp 461,610
4,522 Red River Bancshares, Inc 375,597
724,224 Regions Financial Corp 20,640,384
57,881 Renasant Corp 2,182,693
4,137 (a) Republic Bancorp, Inc (Class A) 300,388
33,109 (a) S&T Bancorp, Inc 1,411,768
69,004 Seacoast Banking Corp of Florida 2,307,494
46,044 ServisFirst Bancshares, Inc 3,768,701
14,920 Shore Bancshares, Inc 283,032
5,250 (a) Sierra Bancorp 185,903
98,370 Simmons First National Corp (Class A) 1,999,862
16,069 SmartFinancial, Inc 641,474
354 (a) South Plains Financial, Inc 14,748
2,746 (a) Southern First Bancshares, Inc 150,865
5,675 (a) Southern Missouri Bancorp, Inc 355,085
24,349 Southside Bancshares, Inc 783,794
86,272 SOUTHSTATE BANK CORP 8,828,214
38,203 Stellar Bancorp, Inc 1,418,859
21,096 Stock Yards Bancorp, Inc 1,427,988
38,762 (a) Texas Capital Bancshares, Inc 3,921,552
119,035 TFS Financial Corp 1,675,418
11,131 (a) Tompkins Trustco, Inc 891,816
56,169 Towne Bank 1,965,915
24,322 Trico Bancshares 1,211,722
17,672 (a) Triumph Financial, Inc 1,114,926
1,082,686 Truist Financial Corp 55,671,714
19,519 TrustCo Bank Corp NY 847,125
45,567 (a) Trustmark Corp 1,937,509
57,830 UMB Financial Corp 7,352,506
135,795 United Bankshares, Inc 5,748,202
103,599 United Community Banks, Inc 3,566,914
22,107 (a) Univest Financial Corp 732,626
1,295,788 US Bancorp 72,706,665
408,245 Valley National Bancorp 5,086,733
88,539 Washington Federal, Inc 2,888,142
15,885 Washington Trust Bancorp, Inc 545,967
135,696 Webster Financial Corp 8,924,726
2,609,897 Wells Fargo & Co 236,169,580
84,645 WesBanco, Inc 2,987,122
8,366 (a) West Bancorporation, Inc 198,525
20,400 (a) Westamerica Bancorporation 1,031,832
91,934 Western Alliance Bancorp 8,195,916
57,335 Wintrust Financial Corp 8,456,339
47,065 (a) WSFS Financial Corp 3,046,517
130,592 Zions Bancorporation 7,823,767
TOTAL BANKS 2,175,108,367
CAPITAL GOODS - 7.4%
90,270 (a) 3D Systems Corp 202,205
440,101 3M Co 67,405,869
92,715 A.O. Smith Corp 6,813,625
54,660 (b) Aaon, Inc 4,977,340
23,678 (a) AAR Corp 2,507,737
22,100 Acuity Brands, Inc 6,834,204
57,160 Advanced Drainage Systems, Inc 8,690,606
25,824 Aebi Schmidt Holding AG. 378,063
112,178 Aecom Technology Corp 10,817,325
31,031 (a) Aerovironment, Inc 8,638,720
27,273 (a) AerSale Corp 204,275
53,416 AGCO Corp 6,057,909

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
78,291 Air Lease Corp $ 5,059,947
11,995 Alamo Group, Inc 2,342,743
34,459 Albany International Corp (Class A) 1,912,130
115,006 (a) Allegheny Technologies, Inc 13,835,222
66,780 Allegion plc 11,044,744
6,208 Allied Motion Technologies, Inc 378,750
70,198 Allison Transmission Holdings, Inc 7,630,523
12,889 Alta Equipment Group, Inc 87,130
35,576 (a) Ameresco, Inc 1,114,952
27,449 (a) American Superconductor Corp 821,274
12,826 (a) American Woodmark Corp 761,736
189,881 Ametek, Inc 42,529,546
85,527 (a) Amprius Technologies, Inc 1,063,956
304,643 (a) API Group Corp 12,664,010
18,243 (a) Apogee Enterprises, Inc 677,363
30,780 Applied Industrial Technologies, Inc 8,015,420
471,564 (a) Archer Aviation, Inc 3,390,545
34,968 Arcosa, Inc 4,002,787
11,536 Argan, Inc 4,004,261
35,058 Armstrong World Industries, Inc 6,441,557
157,065 (a) Array Technologies, Inc 1,778,761
17,527 Astec Industries, Inc 853,915
17,487 (a) Astronics Corp 1,324,640
34,587 Atkore, Inc 2,402,067
70,062 Atmus Filtration Technologies, Inc 4,061,494
61,882 (a) Axon Enterprise, Inc 29,924,898
18,025 AZZ, Inc 2,240,327
179,820 (a) Bloom Energy Corp 27,219,353
25,060 (a) Blue Bird Corp 1,260,769
11,068 (a) BlueLinx Holdings, Inc 769,890
619,652 (a) Boeing Co 144,825,065
31,024 Boise Cascade Co 2,507,049
11,845 (a) Bowman Consulting Group Ltd 412,561
27,967 (b) Brookfield Business Corp 997,303
91,879 (a) Builders FirstSource, Inc 10,510,958
73,250 BWX Technologies, Inc 15,047,748
15,862 (a),(b) Byrna Technologies, Inc 217,468
8,806 Cadre Holdings, Inc 352,328
34,122 Carlisle Cos, Inc 11,631,849
39,933 Carpenter Technology Corp 12,691,905
664,425 Carrier Global Corp 39,586,442
384,486 Caterpillar, Inc 252,745,717
25,717 (a) CECO Environmental Corp 1,734,097
32,151 (a) Centuri Holdings, Inc 887,368
36,781 (a) Chart Industries, Inc 7,626,173
669,075 CNH Industrial NV 7,199,247
20,151 (a) Columbus McKinnon Corp 424,783
28,861 Comfort Systems USA, Inc 32,962,148
887 (a) Concrete Pumping Holdings, Inc 5,127
43,404 (a) Construction Partners, Inc 4,769,232
169,838 (a) Core & Main, Inc 9,062,556
45,095 Crane Co 8,236,151
15,294 CSW Industrials, Inc 4,129,074
113,217 Cummins, Inc 65,532,264
31,419 Curtiss-Wright Corp 20,632,543
55,814 (a) Custom Truck One Source, Inc 352,745
203,511 Deere & Co 107,453,808
150,895 (a) DNOW, Inc 2,292,095
100,446 Donaldson Co, Inc 10,239,465
17,088 Douglas Dynamics, Inc 643,876
112,262 Dover Corp 22,619,670
7,460 (a) Ducommun, Inc 845,591

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
12,598 (a) DXP Enterprises, Inc $ 1,638,370
21,956 (a) Dycom Industries, Inc 8,000,547
321,232 Eaton Corp plc 112,887,349
37,042 EMCOR Group, Inc 26,697,281
465,119 Emerson Electric Co 68,353,888
46,405 (a) Energy Recovery, Inc 677,049
55,416 Enerpac Tool Group Corp 2,236,590
33,465 EnerSys 6,030,058
116,702 (a),(b) Enovix Corp 772,567
16,390 EnPro Industries, Inc 3,913,604
278,033 (a),(b) Eos Energy Enterprises, Inc 4,070,403
44,651 Esab Corp 5,407,236
19,331 ESCO Technologies, Inc 4,410,754
49,319 (a) Everus Construction Group, Inc 4,364,238
947,862 Fastenal Co 41,099,296
46,155 Federal Signal Corp 4,988,894
157,681 Ferguson Enterprises, Inc 39,808,145
98,402 Flowserve Corp 7,690,116
46,207 (a) Fluence Energy, Inc 1,421,789
131,134 (a) Fluor Corp 6,057,079
271,307 Fortive Corp 14,327,723
104,386 Fortune Brands Innovations, Inc 5,647,283
37,279 (a) Franklin Electric Co, Inc 3,713,734
171,229 (a),(b) Freyr Battery, Inc 1,426,338
86,088 FTAI Aviation Ltd 23,443,484
227,491 (a) Gates Industrial Corp plc 5,236,843
23,774 GATX Corp 4,324,728
226,697 GE Vernova, Inc 164,665,900
26,667 (a) Gencor Industries, Inc 382,405
45,953 (a) Generac Holdings, Inc 7,721,942
211,498 General Dynamics Corp 74,254,833
858,623 General Electric Co 263,416,950
26,448 (a) Gibraltar Industries, Inc 1,355,724
25,662 Global Industrial Co 784,231
18,896 (a) Gorman-Rupp Co 1,029,643
127,575 Graco, Inc 11,141,125
6,866 (a) Graham Corp 480,071
39,368 Granite Construction, Inc 4,753,292
60,950 (a) Great Lakes Dredge & Dock Corp 913,031
33,587 Greenbrier Cos, Inc 1,693,457
40,831 Griffon Corp 3,325,685
130,446 (a) Hayward Holdings, Inc 2,105,398
34,821 HEICO Corp 11,522,617
62,409 HEICO Corp (Class A) 15,888,707
23,945 Helios Technologies, Inc 1,551,157
28,560 Herc Holdings, Inc 4,093,790
57,222 Hexcel Corp 4,738,554
76,991 Hillenbrand, Inc 2,456,783
103,419 (a) Hillman Solutions Corp 969,036
529,015 Honeywell International, Inc 120,361,493
330,738 Howmet Aerospace, Inc 68,819,963
44,136 Hubbell, Inc 21,535,720
33,445 (a) Hudson Technologies, Inc 239,801
32,056 Huntington Ingalls Industries, Inc 13,479,869
306,800 (a),(b) Hyliion Holdings Corp 628,940
7,156 Hyster-Yale Materials Handling, Inc 239,368
67,464 IDEX Corp 13,394,977
7,397 (a) IES Holdings, Inc 2,813,005
241,754 Illinois Tool Works, Inc 63,160,650
327,946 Ingersoll Rand, Inc 28,232,871
15,632 Insteel Industries, Inc 518,044
96,892 (a),(b) Intuitive Machines, Inc 1,839,979

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
66,877 ITT, Inc $ 12,191,677
82,032 (a) Janus International Group, Inc 562,740
95,278 (a) JELD-WEN Holding, Inc 259,156
41,736 John Bean Technologies Corp 6,565,490
552,157 Johnson Controls International plc 65,850,244
9,278 Kadant, Inc 2,978,609
41,864 (a) Karman Holdings, Inc 4,345,483
63,395 Kennametal, Inc 2,180,154
140,203 (a) Kratos Defense & Security Solutions, Inc 14,442,311
157,139 L3Harris Technologies, Inc 53,875,106
4,474 (a) Lawson Products, Inc 127,017
30,361 (a) Legence Corp 1,424,235
26,580 Lennox International, Inc 13,159,226
65,281 Leonardo DRS, Inc 2,680,438
13,116 (a) Limbach Holdings, Inc 1,127,714
47,515 Lincoln Electric Holdings, Inc 12,608,105
8,406 Lindsay Corp 1,053,020
35,722 (a) Loar Holdings, Inc 2,449,815
170,394 Lockheed Martin Corp 108,067,283
32,814 (a) LSI Industries, Inc 725,518
30,526 Luxfer Holdings plc 462,164
25,887 (a) Manitowoc Co, Inc 334,460
178,413 Masco Corp 11,791,315
47,879 (a) Mastec, Inc 11,513,942
104,386 (a) Masterbrand, Inc 1,265,158
26,438 (a) Mayville Engineering Co Inc 518,185
21,770 McGrath RentCorp 2,431,491
33,465 (a) Mercury Computer Systems, Inc 3,141,694
161,051 (a),(b) Microvast Holdings, Inc 421,954
39,223 (a) Middleby Corp 5,772,449
12,532 Miller Industries, Inc 513,436
43,958 (a) Modine Manufacturing Co 8,117,284
27,127 (a) Moog, Inc (Class A) 8,283,229
40,108 MSC Industrial Direct Co (Class A) 3,382,709
86,341 Mueller Industries, Inc 11,754,464
123,593 Mueller Water Products, Inc (Class A) 3,345,663
15,607 (a) MYR Group, Inc 3,902,374
25,952 (a),(b) NANO Nuclear Energy, Inc 762,859
3,753 National Presto Industries, Inc 478,132
660,793 (a),(b) Net Power, Inc 1,566,079
114,362 (a) Newpark Resources, Inc 1,579,339
119,219 (a) NEXTracker, Inc 13,959,353
43,124 Nordson Corp 11,838,832
113,634 Northrop Grumman Corp 78,664,273
5,136 (a) Northwest Pipe Co 346,423
109,092 (a) NuScale Power Corp 1,906,928
138,034 nVent Electric plc 15,495,697
2,380 Omega Flex, Inc 78,516
66,840 (a) Orion Marine Group, Inc 816,785
51,245 Oshkosh Corp 7,370,056
319,950 Otis Worldwide Corp 27,330,129
70,404 Owens Corning, Inc 8,437,215
426,684 PACCAR, Inc 52,443,730
17,348 Park Aerospace Corp 424,853
105,085 Parker-Hannifin Corp 98,342,746
133,782 Pentair plc 14,096,609
905,054 (a),(b) Plug Power, Inc 1,914,189
6,237 (b) Powell Industries, Inc 2,766,671
5,714 (a),(b) Power Solutions International, Inc 409,465
1,157 Preformed Line Products Co 290,338
44,905 Primoris Services Corp 6,657,166
20,651 (a) Proto Labs, Inc 1,087,275

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
71,483 Quanex Building Products Corp $ 1,338,162
121,633 Quanta Services, Inc 57,730,671
517,293 (a),(b) QXO, Inc 11,473,559
25,790 (a) RBC Bearings, Inc 12,886,489
68,098 (a) Red Cat Holdings, Inc 919,323
60,202 (a),(b) Redwire Corp 707,374
58,146 Regal-Beloit Corp 9,390,579
112,180 (a) Resideo Technologies, Inc 3,843,287
34,968 REV Group, Inc 2,234,455
342,629 (a) Rocket Lab Corp 27,434,304
92,370 Rockwell Automation, Inc 38,947,811
1,111,563 RTX Corp 223,346,354
6,598 Rush Enterprises, Inc 389,348
44,730 Rush Enterprises, Inc (Class A) 2,871,219
415,513 (a) Satellogic, Inc 1,911,360
134,984 Sensata Technologies Holding plc 4,669,097
181,997 (a) Shoals Technologies Group, Inc 1,718,052
34,564 (a) Simpson Manufacturing Co, Inc 6,110,224
40,856 (a) SiteOne Landscape Supply, Inc 5,864,470
42,466 Snap-On, Inc 15,547,227
41,025 (a) SPX Technologies, Inc 8,550,020
113,112 (a) StandardAero, Inc 3,494,030
8,453 (a) Standex International Corp 2,028,720
130,458 Stanley Black & Decker, Inc 10,261,826
23,409 (a) Sterling Construction Co, Inc 8,378,315
182,638 (a) Sunrun, Inc 3,470,122
25,412 Tecnoglass, Inc 1,242,901
24,854 Tennant Co 1,891,141
69,107 Terex Corp 3,939,099
151,739 Textron, Inc 13,362,136
22,578 (a) Thermon Group Holdings, Inc 1,021,655
48,377 Timken Co 4,508,253
51,987 (a) Titan International, Inc 495,956
13,882 (a) Titan Machinery, Inc 225,860
81,180 Toro Co 7,427,970
184,087 Trane Technologies plc 77,423,310
5,151 (a) Transcat, Inc 310,657
46,354 TransDigm Group, Inc 66,172,189
100,182 (a) Trex Co, Inc 4,149,538
82,023 Trinity Industries, Inc 2,357,341
38,523 Tutor Perini Corp 3,039,079
43,251 UFP Industries, Inc 4,466,963
52,272 United Rentals, Inc 40,879,840
24,501 (a) V2X, Inc 1,686,404
14,446 Valmont Industries, Inc 6,436,560
312,854 Vertiv Holdings Co 58,247,158
15,571 (a) Vicor Corp 2,455,080
19,685 VSE Corp 4,302,550
35,773 W.W. Grainger, Inc 38,632,694
39,430 Wabash National Corp 399,426
27,663 Watsco, Inc 10,690,366
22,571 Watts Water Technologies, Inc (Class A) 6,755,726
40,493 WESCO International, Inc 11,719,889
139,831 Westinghouse Air Brake Technologies Corp 32,180,706
168,942 WillScot Mobile Mini Holdings Corp 3,383,908
50,447 Woodward Inc 16,034,074
25,062 Worthington Enterprises, Inc 1,392,695
35,235 (a) Xometry, Inc 2,012,976
199,333 Xylem, Inc 27,482,041

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
105,814 Zurn Elkay Water Solutions Corp $ 4,879,084
TOTAL CAPITAL GOODS 4,105,281,984
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
49,137 ABM Industries, Inc 2,262,267
91,019 ACCO Brands Corp 355,884
110,227 (a) ACV Auctions, Inc 860,873
88,153 Alight, Inc 134,874
141,138 (a) Amentum Holdings, Inc 5,049,918
33,223 (a) Asure Software, Inc 319,605
336,471 Automatic Data Processing, Inc 83,047,772
21,308 Barrett Business Services, Inc 809,704
27,933 (a),(b) BlackSky Technology, Inc 616,481
90,357 Booz Allen Hamilton Holding Corp 7,989,366
34,803 (a) BrightView Holdings, Inc 464,968
35,470 (a) Brink's Co 4,506,109
97,552 Broadridge Financial Solutions, Inc 19,228,475
19,011 (a) CACI International, Inc (Class A) 11,797,846
54,887 (a) Casella Waste Systems, Inc (Class A) 5,537,001
43,111 (a),(b) CBIZ, Inc 1,696,418
122,132 (a) Ceridian HCM Holding, Inc 8,460,084
13,622 (a) Cimpress plc 1,077,364
281,396 Cintas Corp 53,856,380
300,482 (a) Clarivate plc 796,277
44,744 (a) Clean Harbors, Inc 11,629,413
38,023 Concentrix Corp 1,420,159
132,462 (a) Conduent, Inc 184,122
745,793 (a) Copart, Inc 30,264,280
100,942 (a) CoreCivic, Inc 1,870,455
4,484 CRA International, Inc 847,207
26,157 CSG Systems International, Inc 2,086,021
30,980 Deluxe Corp 817,872
78,667 Ennis, Inc 1,533,220
104,364 Equifax, Inc 21,018,910
132,285 (a) ExlService Holdings, Inc 5,178,958
41,992 Exponent, Inc 3,017,965
53,505 (a) First Advantage Corp 722,318
8,190 (a) Forrester Research, Inc 66,421
9,141 (a) Franklin Covey Co 186,202
24,938 (a) FTI Consulting, Inc 4,355,920
149,184 Genpact Ltd 6,579,014
110,839 (a) GEO Group, Inc 1,771,207
61,320 (a) Harsco Corp 1,160,174
56,484 (a) Healthcare Services Group 1,063,029
56,093 Herman Miller, Inc 1,126,347
55,638 HNI Corp 2,658,940
17,579 (a) Huron Consulting Group, Inc 2,970,851
14,225 ICF International, Inc 1,326,481
25,703 (a) Innodata, Inc 1,424,974
30,132 Insperity, Inc 1,287,540
40,589 Interface, Inc 1,277,336
97,802 Jacobs Solutions, Inc 13,228,699
105,937 KBR, Inc 4,535,163
25,446 Kelly Services, Inc (Class A) 274,562
14,799 Kforce, Inc 522,849
44,482 Korn/Ferry International 3,090,165
82,778 (a) Legalzoom.com, Inc 735,896
104,343 Leidos Holdings, Inc 19,645,700
20,481 (a) Liquidity Services, Inc 655,392
39,935 Manpower, Inc 1,450,839
46,121 MAXIMUS, Inc 4,355,667
51,680 (a) Mistras Group, Inc 730,755
19,414 (a) Montrose Environmental Group, Inc 432,544

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
29,217 (a) MSA Safety, Inc $ 5,175,792
99,756 (a) OPENLANE, Inc 2,996,670
47,740 (a) Parsons Corp 3,344,664
265,500 Paychex, Inc 27,381,015
44,093 Paycom Software, Inc 5,941,532
37,253 (a) Paylocity Holding Corp 5,028,410
131,794 Pitney Bowes, Inc 1,374,611
174,956 (a) Planet Labs PBC 4,368,651
83,380 Quad Graphics, Inc 510,286
153,866 RB Global, Inc 17,474,562
168,532 Republic Services, Inc 36,249,548
4,836 (a) Resolute Holdings Management, Inc 986,351
31,570 (a) Resources Connection, Inc 143,012
79,821 Robert Half International, Inc 2,762,605
232,678 (a) Rollins, Inc 14,737,825
37,843 Science Applications International Corp 3,850,904
151,210 (a),(b) Spire Global, Inc 1,731,355
170,101 SS&C Technologies Holdings, Inc 13,929,571
192,630 Tetra Tech, Inc 7,254,446
79,603 (a) TIC Solutions, Inc 803,990
166,720 TransUnion 13,174,214
31,176 TriNet Group, Inc 1,909,218
27,408 (a) TrueBlue, Inc 146,907
13,566 (a),(b) TTEC Holdings, Inc 43,276
16,144 (a) Unifirst Corp 3,470,960
86,222 (a) Upwork, Inc 1,727,027
199,267 Veralto Corp 19,723,448
111,640 Verisk Analytics, Inc 24,277,234
157,937 (a) Verra Mobility Corp 3,048,184
101,978 Vestis Corp 665,916
35,967 (b) Virco Mfg. Corp 251,409
309,495 Waste Management, Inc 68,782,169
7,913 (a) Willdan Group, Inc 998,621
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 660,635,616
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
19,450 (a) 1-800-FLOWERS.COM, Inc (Class A) 84,024
41,896 (a) Abercrombie & Fitch Co (Class A) 4,090,306
44,300 Academy Sports & Outdoors, Inc 2,436,943
57,145 (b) Advance Auto Parts, Inc 2,743,531
12,218 A-Mark Precious Metals, Inc 633,503
7,948,047 (a) Amazon.com, Inc 1,901,967,647
151,292 American Eagle Outfitters, Inc 3,526,616
4,429 (a) America's Car-Mart, Inc 113,914
48,209 (a),(b) AMMO, Inc 78,581
37,251 (a) Arhaus, Inc 379,215
88,408 Arko Corp 469,446
17,268 (a) Asbury Automotive Group, Inc 4,049,519
21,920 (a) Autonation, Inc 4,493,162
13,803 (a) Autozone, Inc 51,130,315
196,056 (a) BARK, Inc 174,490
179,567 Bath & Body Works, Inc 3,914,561
152,405 Best Buy Co, Inc 9,921,565
24,858 (a) Boot Barn Holdings, Inc 4,436,656
26,352 Buckle, Inc 1,246,450
16,431 Build-A-Bear Workshop, Inc 980,602
54,905 (a) Burlington Stores, Inc 16,244,193
27,131 Caleres, Inc 331,541
45,155 Camping World Holdings, Inc 595,594
112,104 (a) Carmax, Inc 4,993,112
111,588 (a) Carvana Co 44,759,063
175,022 (a) Chewy, Inc 5,094,890
1,080,043 (a) Coupang, Inc 21,773,667

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
44,243 Designer Brands, Inc $ 280,501
52,849 Dick's Sporting Goods, Inc 10,675,498
3,335 (b) Dillard's, Inc (Class A) 2,026,213
372,957 eBay, Inc 34,021,138
70,239 (a) Etsy, Inc 3,719,857
109,447 (a) EVgo, Inc 329,435
46,886 (a) Five Below, Inc 8,985,233
89,712 (a) Floor & Decor Holdings, Inc 5,917,403
346,695 (a) GameStop Corp (Class A) 8,279,077
182,581 Gap, Inc 5,108,616
10,885 (a) Genesco, Inc 314,903
116,619 Genuine Parts Co 16,208,875
19,249 (a) GigaCloud Technology, Inc 768,613
10,513 Group 1 Automotive, Inc 3,724,335
19,850 (a),(b) Groupon, Inc 280,877
12,079 Haverty Furniture Cos, Inc 305,840
827,273 Home Depot, Inc 309,888,193
104,497 Kohl's Corp 1,825,563
29,092 (a) Lands' End, Inc 516,674
21,647 Lithia Motors, Inc (Class A) 7,001,506
195,614 LKQ Corp 6,425,920
464,350 Lowe's Cos, Inc 124,009,311
182,797 Macy's, Inc 3,659,596
14,865 (a) MarineMax, Inc 401,801
24,916 Monro Muffler, Inc 466,427
14,919 Murphy USA, Inc 6,303,427
60,209 (a) National Vision Holdings, Inc 1,586,507
57,170 (a) Ollie's Bargain Outlet Holdings, Inc 6,306,423
7,506 (a),(b) OneWater Marine, Inc 99,680
706,438 (a) O'Reilly Automotive, Inc 69,520,564
84,850 (a) Overstock.com, Inc 501,463
9,433 Penske Auto Group, Inc 1,479,000
63,078 (a) Petco Health & Wellness Co, Inc 169,680
26,991 Pool Corp 6,858,143
82,257 (a) RealReal, Inc 1,206,710
26,266 (a) Revolve Group, Inc 726,255
11,142 (a) RH 2,215,364
261,672 Ross Stores, Inc 49,364,423
124,307 (a) Sally Beauty Holdings, Inc 1,891,953
22,839 (a) Savers Value Village, Inc 236,612
10,676 Shoe Carnival, Inc 203,485
39,515 Signet Jewelers Ltd 3,646,049
17,467 (a),(b) Sleep Number Corp 203,316
17,973 Sonic Automotive, Inc (Class A) 1,077,661
107,982 (a) Stitch Fix, Inc 518,314
83,380 (a) ThredUp, Inc 423,570
917,399 TJX Cos, Inc 137,435,544
21,328 (a),(b) Torrid Holdings, Inc 24,527
422,739 Tractor Supply Co 21,508,960
37,232 (a) Ulta Beauty, Inc 24,102,508
20,356 Upbound Group, Inc 384,728
53,953 (a) Urban Outfitters, Inc 3,822,570
113,676 (a) Valvoline, Inc 3,719,479
40,654 (a) Victoria's Secret & Co 2,216,050
64,680 (a) Warby Parker, Inc 1,649,987
74,009 (a) Wayfair, Inc 7,659,191
98,812 Williams-Sonoma, Inc 20,221,876
3,199 (a) Winmark Corp 1,441,757
17,055 (a) Zumiez, Inc 419,724
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,024,950,011
CONSUMER DURABLES & APPAREL - 0.7%
10,028 Acushnet Holdings Corp 972,114

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
122,382 (a) Amer Sports, Inc $ 4,482,853
37,938 (a) Beazer Homes USA, Inc 818,323
45,616 (a) BK LC Lux Finco 2 Sarl 1,722,460
55,041 Brunswick Corp 4,415,389
146,000 (a) Callaway Golf Co 2,095,100
87,246 (a) Capri Holdings Ltd 1,969,142
39,511 Carter's, Inc 1,367,476
7,534 (a) Cavco Industries, Inc 3,706,879
12,180 Century Communities, Inc 767,096
17,828 Clarus Corp 68,281
21,667 Columbia Sportswear Co 1,197,752
39,614 (b) Cricut, Inc 177,075
38,756 (a) Crocs, Inc 3,252,404
120,810 (a) Deckers Outdoor Corp 14,417,465
217,073 DR Horton, Inc 32,309,145
28,420 (a),(b) Dream Finders Homes, Inc 522,644
17,863 (a) Ethan Allen Interiors, Inc 409,599
99,142 (a) Figs, Inc 1,071,725
16,268 (a) Funko, Inc 66,048
130,793 (a) Garmin Ltd 26,373,101
32,892 G-III Apparel Group Ltd 965,380
22,207 (a) Green Brick Partners, Inc 1,540,944
113,125 Hasbro, Inc 10,103,194
17,902 (a) Helen of Troy Ltd 296,457
5,395 (a) Hovnanian Enterprises, Inc 607,747
17,511 Installed Building Products, Inc 5,045,620
18,019 JAKKS Pacific, Inc 329,207
4,498 Johnson Outdoors, Inc 204,164
54,298 KB Home 3,124,307
52,445 Kontoor Brands, Inc 3,132,540
28,807 (a) Latham Group, Inc 181,196
33,828 La-Z-Boy, Inc 1,231,677
166 (a) Legacy Housing Corp 3,444
28,217 Leggett & Platt, Inc 329,292
167,981 Lennar Corp (Class A) 18,368,722
6,572 (a),(b) Lennar Corp (Class B) 665,481
20,665 (a) LGI Homes, Inc 1,035,523
8,731 (a),(b) Lovesac Co 116,297
83,525 (a) Lululemon Athletica, Inc 14,575,112
15,417 (a) M/I Homes, Inc 2,061,253
15,494 (a) Malibu Boats, Inc 503,555
6,781 (a) Marine Products Corp 65,504
13,757 (a) MasterCraft Boat Holdings, Inc 296,188
253,886 (a) Mattel, Inc 5,303,679
54,886 Meritage Homes Corp 3,815,126
45,619 (a) Mohawk Industries, Inc 5,400,377
11,455 Movado Group, Inc 261,174
254,821 Newell Rubbermaid, Inc 1,082,989
954,827 Nike, Inc (Class B) 59,017,857
2,194 (a) NVR, Inc 16,752,792
182,278 (a) On Holding AG. 8,248,079
11,713 (b) Oxford Industries, Inc 431,624
301,470 (a) Peloton Interactive, Inc 1,685,217
49,830 Polaris Industries, Inc 3,181,147
160,295 Pulte Homes, Inc 20,051,302
37,306 PVH Corp 2,326,402
30,648 Ralph Lauren Corp 10,831,310
5,014 Rocky Brands, Inc 161,401
66,788 (a) SharkNinja Global SPV Ltd 7,894,342
45,632 (a) Skyline Champion Corp 3,576,636
39,576 Smith & Wesson Brands, Inc 432,170
97,889 (a) Sonos, Inc 1,404,707

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
59,762 Steven Madden Ltd $ 2,622,357
31,019 Sturm Ruger & Co, Inc 1,138,087
171,039 Tapestry, Inc 21,706,559
78,347 (a) Taylor Morrison Home Corp 4,775,250
171,452 Tempur Sealy International, Inc 15,062,058
84,307 Toll Brothers, Inc 12,181,518
24,113 (a) TopBuild Corp 11,286,090
44,139 (a) Tri Pointe Homes, Inc 1,472,036
142,219 (a) Under Armour, Inc (Class A) 877,491
152,950 (a) Under Armour, Inc (Class C) 928,406
327,295 VF Corp 6,411,709
44,369 Whirlpool Corp 3,549,076
60,869 Wolverine World Wide, Inc 1,078,599
87,376 (a) YETI Holdings, Inc 3,993,957
TOTAL CONSUMER DURABLES & APPAREL 405,906,399
CONSUMER SERVICES - 2.0%
42,715 (a) Accel Entertainment, Inc 483,107
328,335 ADT, Inc 2,626,680
36,733 (a) Adtalem Global Education, Inc 3,803,702
350,706 (a) Airbnb, Inc 45,370,835
11,881 (a) American Public Education, Inc 496,388
232,262 Aramark 8,939,764
2,687 (a) Biglari Holdings, Inc (B Shares) 1,007,706
16,236 (a) BJ's Restaurants, Inc 678,989
101,155 Bloomin' Brands, Inc 606,930
26,865 Booking Holdings, Inc 134,374,432
37,332 Boyd Gaming Corp 3,156,047
53,584 (a) Bright Horizons Family Solutions, Inc 4,963,486
31,381 (a) Brinker International, Inc 4,949,411
177,460 (a) Caesars Entertainment, Inc 3,673,422
916,127 (a) Carnival Corp 27,502,133
13,917 (a) Carriage Services, Inc 597,178
84,220 (a) Cava Group, Inc 5,105,416
31,587 Cheesecake Factory 1,830,782
1,086,419 (a) Chipotle Mexican Grill, Inc (Class A) 42,229,107
22,488 (b) Choice Hotels International, Inc 2,311,766
54,716 Churchill Downs, Inc 5,381,866
147,520 (a) Coursera, Inc 893,971
17,056 Cracker Barrel Old Country Store, Inc 513,727
96,750 Darden Restaurants, Inc 19,287,112
30,838 (a) Dave & Buster's Entertainment, Inc 578,829
13,530 (b) Dine Brands Global Inc. 465,297
25,501 Domino's Pizza, Inc 10,463,825
295,604 (a) DoorDash, Inc 60,486,490
406,325 (a) DraftKings, Inc 11,178,001
75,581 (a) Driven Brands Holdings, Inc 1,175,285
28,613 (a) Duolingo, Inc 3,835,859
103,102 (a) Dutch Bros, Inc 5,607,718
12,211 (a) El Pollo Loco Holdings, Inc 123,697
9,603 (a) European Wax Center, Inc 37,740
96,709 Expedia Group, Inc 25,612,412
7,261 (a) First Watch Restaurant Group, Inc 116,103
130,105 (a) Flutter Entertainment plc 21,486,841
63,264 (a) Frontdoor, Inc 3,739,535
168,724 (a) Genius Sports Ltd 1,467,899
52,701 (a),(b) Global Business Travel Group I 361,002
19,659 Golden Entertainment, Inc 529,220
2,812 (a) Graham Holdings Co 3,280,564
21,828 (a) Grand Canyon Education, Inc 3,794,580
74,927 H&R Block, Inc 2,955,870
66,461 (a) Hilton Grand Vacations, Inc 2,998,056
189,305 Hilton Worldwide Holdings, Inc 56,509,436

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
36,903 Hyatt Hotels Corp $ 5,770,522
30,674 (a) Inspired Entertainment, Inc 273,919
114,945 International Game Technology plc 1,664,404
17,265 (b) Jack in the Box, Inc 362,047
62,386 Krispy Kreme, Inc 196,516
4,466 (a),(b) Kura Sushi USA, Inc 298,373
235,627 Las Vegas Sands Corp 12,424,612
110,233 (a) Laureate Education, Inc 3,780,992
20,078 (a) Liberty Live Holdings, Inc 1,615,074
42,962 (a) Liberty Live Holdings, Inc 3,547,802
100,520 (a) Life Time Group Holdings, Inc 2,932,168
16,280 (a) Lincoln Educational Services Corp 434,025
50,626 (a) Lindblad Expeditions Holdings, Inc 843,935
186,464 Marriott International, Inc (Class A) 58,792,099
31,047 Marriott Vacations Worldwide Corp 1,686,163
23,701 (a) Matthews International Corp (Class A) 623,099
593,483 McDonald's Corp 186,947,145
157,121 (a) MGM Resorts International 5,269,838
56,702 (a) Mister Car Wash, Inc 314,696
9,593 Monarch Casino & Resort, Inc 878,047
98,040 (a),(b) Nerdy, Inc 96,079
360,855 (a) Norwegian Cruise Line Holdings Ltd 7,924,376
56,804 OneSpaWorld Holdings Ltd 1,116,199
24,598 Papa John's International, Inc 865,112
138,532 (a) Penn National Gaming, Inc 1,778,751
51,762 Perdoceo Education Corp 1,657,937
74,794 (a) Planet Fitness, Inc 6,809,246
36,820 (a),(b) Portillo's, Inc 208,033
6,503 (b) RCI Hospitality Holdings, Inc 156,332
43,399 Red Rock Resorts, Inc 2,739,779
267,163 Restaurant Brands International, Inc 17,897,249
211,957 Royal Caribbean Cruises Ltd 68,811,840
103,180 (a) Rush Street Interactive, Inc 1,823,191
238,986 (a) Sabre Corp 310,682
38,148 (a) SeaWorld Entertainment, Inc 1,436,272
43,146 (a),(b) Serve Robotics, Inc 450,013
101,567 Service Corp International 8,169,034
30,862 (a) Shake Shack, Inc 2,733,447
68,957 Six Flags Entertainment Corp 1,241,916
944,613 Starbucks Corp 86,857,165
17,816 Strategic Education, Inc 1,514,716
39,613 (a) Stride, Inc 3,351,260
107,220 (a) Super Group SGHC Ltd 1,015,373
82,698 (a),(b) Sweetgreen, Inc 507,766
23,787 (a) Target Hospitality Corp 163,892
54,396 Texas Roadhouse, Inc (Class A) 9,783,665
54,484 Travel & Leisure Co 3,788,817
55,854 (a) Udemy, Inc 268,658
31,874 (a) Universal Technical Institute, Inc 887,053
32,770 Vail Resorts, Inc 4,360,704
14,279 (a) Viad Corp 495,910
143,878 (a) Viking Holdings Ltd 10,380,798
146,826 (b) Wendy's Co 1,143,775
25,052 Wingstop, Inc 6,649,552
68,358 Wyndham Hotels & Resorts, Inc 4,975,779
68,236 Wynn Resorts Ltd 7,331,958
29,226 (a),(b) Xponential Fitness, Inc 232,054
226,478 Yum! Brands, Inc 35,217,329
TOTAL CONSUMER SERVICES 1,131,395,404
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
272,060 (b) Albertsons Cos, Inc 4,529,799
23,900 Andersons, Inc 1,481,561

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
98,302 (a) BJ's Wholesale Club Holdings, Inc $ 9,087,037
30,443 Casey's General Stores, Inc 18,463,679
25,883 (a) Chefs' Warehouse, Inc 1,628,041
368,458 Costco Wholesale Corp 346,442,634
178,136 Dollar General Corp 25,550,046
166,559 (a) Dollar Tree, Inc 19,585,673
85,229 (a) Grocery Outlet Holding Corp 812,232
38,586 (a) HF Foods Group, Inc 73,699
9,950 Ingles Markets, Inc (Class A) 744,857
488,108 Kroger Co 30,677,588
138,940 (a) Maplebear, Inc 5,163,010
10,408 Natural Grocers by Vitamin Cottage, Inc 284,347
125,505 (a) Performance Food Group Co 11,979,452
17,346 Pricesmart, Inc 2,466,775
87,100 (a) Sprouts Farmers Market, Inc 6,176,261
408,418 Sysco Corp 34,245,849
383,864 Target Corp 40,486,136
41,913 (a) United Natural Foods, Inc 1,560,421
184,217 (a) US Foods Holding Corp 15,404,226
4,530 Village Super Market (Class A) 161,540
3,604,497 Walmart, Inc 429,439,773
14,813 Weis Markets, Inc 1,053,945
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,007,498,581
ENERGY - 3.3%
253,466 Antero Midstream Corp 4,770,230
237,852 (a) Antero Resources Corp 8,650,677
308,328 APA Corp 8,142,942
94,006 (a) Archrock, Inc 2,781,638
37,685 Ardmore Shipping Corp 486,890
40,060 (b) Atlas Energy Solutions, Inc 467,500
804,868 Baker Hughes Co 45,104,803
350,327 Borr Drilling Ltd 1,639,530
22,773 (a) Bristow Group, Inc 1,001,101
613,297 Cabot Oil & Gas Corp 17,693,618
58,903 Cactus, Inc 3,312,116
66,739 California Resources Corp 3,570,536
57,303 (a),(b) Calumet, Inc 1,284,160
13,765 (a) Centrus Energy Corp 3,830,524
175,558 Cheniere Energy, Inc 37,134,028
180,509 Chesapeake Energy Corp 20,291,017
1,556,241 Chevron Corp 275,299,033
37,545 Chord Energy Corp 3,763,511
115,507 (a) Clean Energy Fuels Corp 254,115
114,472 (a) CNX Resources Corp 4,441,514
79,213 (a),(b) Comstock Resources, Inc 1,928,837
1,032,670 ConocoPhillips 107,635,194
38,444 Core Laboratories, Inc 751,196
42,176 Core Natural Resources, Inc 4,022,747
192,236 Crescent Energy Co 1,878,146
24,649 CVR Energy, Inc 560,518
64,227 Delek US Holdings, Inc 1,895,339
505,265 Devon Energy Corp 20,316,706
110,739 DHT Holdings, Inc 1,586,890
154,916 Diamondback Energy, Inc 25,398,478
97,700 (a) DIVERSIFIED ENERGY CO 1,308,203
28,709 (a) DMC Global, Inc 246,897
47,288 Dorian LPG Ltd 1,396,415
85,380 DT Midstream, Inc 10,759,588
19,390 (a),(b) Empire Petroleum Corp 58,558
153,847 (a),(b) Encore Energy Corp 489,233
191,912 (a),(b) Energy Fuels, Inc 4,306,505
457,579 EOG Resources, Inc 51,308,333

SHARES DESCRIPTION VALUE
ENERGY (continued)
511,775 EQT Corp $ 29,544,771
14,387 Excelerate Energy, Inc 537,354
59,737 (a) Expro Group Holdings NV 956,389
3,497,407 Exxon Mobil Corp 494,533,350
30,260 FLEX LNG Ltd 807,942
15,687 (a) Forum Energy Technologies, Inc 709,680
23,566 (a) FutureFuel Corp 77,532
1,153,847 (a) Gevo, Inc 2,261,540
73,946 Golar LNG Ltd 3,001,468
191,994 Granite Ridge Resources, Inc 963,810
35,517 (a) Green Plains, Inc 407,025
13,866 (a) Gulfport Energy Operating Corp 2,831,021
713,482 Halliburton Co 23,915,917
201,984 (a) Helix Energy Solutions Group, Inc 1,603,753
78,305 (a) Helmerich & Payne, Inc 2,652,973
133,178 HF Sinclair Corp 6,923,924
23,983 (a) Innovex International, Inc 595,978
42,867 International Seaways, Inc 2,557,017
1,608,017 Kinder Morgan, Inc 49,028,438
21,638 (a),(b) Kinetik Holdings, Inc 885,211
44,209 (a) Kodiak Gas Services, Inc 1,857,220
683,242 (a),(b) Kosmos Energy Ltd 1,079,522
126,816 Liberty Energy, Inc 3,126,014
7,384 (a) Lightbridge Corp 113,603
128,450 Magnolia Oil & Gas Corp 3,276,760
251,875 Marathon Petroleum Corp 44,377,856
84,517 Matador Resources Co 3,823,549
109,399 Murphy Oil Corp 3,291,816
10,562 (a),(b) Nabors Industries Ltd 705,964
6,549 Nacco Industries, Inc (Class A) 322,407
63,980 (a) National Energy Services Reunited Corp 1,259,126
76,041 National Fuel Gas Co 6,368,434
103,512 (a),(b) NextDecade Corp 547,578
104,120 Noble Corp plc 3,708,754
168,162 (b) Nordic American Tankers Ltd 699,554
77,394 Northern Oil and Gas, Inc 1,934,850
280,439 NOV, Inc 5,146,056
596,014 Occidental Petroleum Corp 27,053,075
82,766 (a) Oceaneering International, Inc 2,491,257
127,953 (a) Oil States International, Inc 1,083,762
503,873 ONEOK, Inc 39,901,703
218,815 Ovintiv, Inc 9,511,888
42,318 (a) Par Pacific Holdings, Inc 1,597,081
273,456 Patterson-UTI Energy, Inc 2,059,124
49,024 PBF Energy, Inc 1,640,343
80,710 Peabody Energy Corp 2,845,835
583,895 Permian Resources Corp 9,418,226
332,149 Phillips 66 47,683,310
19,704 (a) ProFrac Holding Corp 102,658
145,202 (a) ProPetro Holding Corp 1,668,371
209,680 Range Resources Corp 7,936,388
38,949 Ranger Energy Services, Inc 600,594
24,264 (a) Rex American Resources Corp 820,366
9,029 Riley Exploration Permian, Inc 253,263
255,004 (a) RPC, Inc 1,695,777
18,387 SandRidge Energy, Inc 291,434
1,233,282 Schlumberger Ltd 59,666,183
37,115 Scorpio Tankers, Inc 2,361,256
37,559 (a) SEACOR Marine Holdings, Inc 250,894
60,397 (a) Seadrill Ltd 2,324,077
50,298 Select Water Solutions, Inc 608,103
169,282 (b) SFL Corp Ltd 1,499,839

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
158,178 SM Energy Co $ 3,079,726
21,978 Solaris Oilfield Infrastructure, Inc 1,212,966
102,784 (a) Talos Energy, Inc 1,225,185
180,322 Targa Resources Corp 36,241,116
333,914 TechnipFMC plc 18,605,688
110,431 Teekay Corp Ltd 1,129,709
24,988 Teekay Tankers Ltd 1,612,226
89,720 (a) Tetra Technologies, Inc 1,022,808
46,284 Texas Pacific Land Corp 16,123,494
38,631 (a) Tidewater, Inc 2,414,051
639,998 (a) Transocean Ltd 3,180,790
351,294 (a) Uranium Energy Corp 6,056,309
156,657 Vaalco Energy, Inc 805,217
62,702 (a) Valaris Ltd 3,619,786
250,614 Valero Energy Corp 45,468,898
149,993 Viper Energy, Inc 6,350,704
19,327 (b) Vitesse Energy, Inc 405,094
105,827 (b) W&T Offshore, Inc 229,645
60,923 Weatherford International plc 5,731,636
1,001,551 Williams Cos, Inc 67,364,320
50,146 World Fuel Services Corp 1,349,429
TOTAL ENERGY 1,834,795,026
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
67,908 Acadia Realty Trust 1,358,839
91,170 Agree Realty Corp 6,585,209
57,396 Alexander & Baldwin, Inc 1,190,393
2,341 Alexander's, Inc 573,311
140,344 Alexandria Real Estate Equities, Inc 7,668,396
24,923 Alpine Income Property Trust, Inc 439,143
42,194 American Assets Trust, Inc 762,024
139,033 American Healthcare REIT, Inc 6,522,038
292,626 American Homes 4 Rent 9,165,046
388,174 American Tower Corp 69,591,835
229,759 Americold Realty Trust, Inc 2,851,309
228,578 Apartment Investment and Management Co 1,344,039
127,492 Apple Hospitality REIT, Inc 1,484,007
51,087 Armada Hoffler Properties, Inc 356,076
114,339 AvalonBay Communities, Inc 20,314,610
139,598 Boston Properties, Inc 9,027,803
32,707 Braemar Hotels & Resorts, Inc 87,328
139,261 Brandywine Realty Trust 394,109
242,399 Brixmor Property Group, Inc 6,493,869
190,769 Broadstone Net Lease, Inc 3,531,134
15,761 BRT Apartments Corp 231,529
92,462 Camden Property Trust 10,082,981
174,947 CareTrust REIT, Inc 6,532,521
20,606 CBL & Associates Properties, Inc 737,695
21,625 Centerspace 1,389,839
43,190 Chatham Lodging Trust 307,081
21,137 Community Healthcare Trust, Inc 365,247
100,984 Corporate Office Properties Trust 3,111,317
115,041 Cousins Properties, Inc 2,903,635
352,680 Crown Castle, Inc 30,616,151
21,615 CTO Realty Growth, Inc 384,099
187,033 CubeSmart 7,019,348
75,814 Curbline Properties Corp 1,838,489
157,600 DiamondRock Hospitality Co 1,446,768
285,284 Digital Realty Trust, Inc 47,342,880
246,911 Diversified Healthcare Trust 1,434,553
181,095 Douglas Emmett, Inc 1,912,363
39,049 Easterly Government Properties, Inc 913,356
40,446 EastGroup Properties, Inc 7,346,611

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
106,758 Empire State Realty Trust, Inc $ 707,805
59,303 EPR Properties 3,216,595
81,004 Equinix, Inc 66,498,614
155,258 Equity Lifestyle Properties, Inc 9,807,648
325,948 Equity Residential 20,313,079
150,862 Essential Properties Realty Trust, Inc 4,580,170
52,849 Essex Property Trust, Inc 13,311,078
179,504 Extra Space Storage, Inc 24,766,167
21,102 Farmland Partners, Inc 244,994
73,495 Federal Realty Investment Trust 7,434,754
103,143 First Industrial Realty Trust, Inc 5,985,388
90,781 Four Corners Property Trust, Inc 2,237,752
213,103 Gaming and Leisure Properties, Inc 9,536,359
28,059 Getty Realty Corp 837,842
37,072 (a) Gladstone Commercial Corp 431,889
22,586 (a) Gladstone Land Corp 251,834
10,904 Global Medical REIT, Inc 376,624
178,326 Global Net Lease, Inc 1,686,964
229,444 Healthcare Realty Trust, Inc 3,852,365
540,041 Healthpeak Properties, Inc 9,310,307
89,549 Highwoods Properties, Inc 2,314,842
606,824 Host Hotels & Resorts Inc 11,244,449
24,513 (a) Hudson Pacific Properties, Inc 211,302
160,640 Independence Realty Trust, Inc 2,682,688
28,462 Innovative Industrial Properties, Inc 1,375,284
51,970 InvenTrust Properties Corp 1,527,398
487,306 Invitation Homes, Inc 13,025,689
246,451 Iron Mountain, Inc 22,705,531
90,901 JBG SMITH Properties 1,530,773
85,729 Kilroy Realty Corp 2,955,936
582,732 Kimco Realty Corp 12,283,991
166,378 Kite Realty Group Trust 3,908,219
76,767 Lamar Advertising Co 9,849,974
57,818 Lineage, Inc 2,064,681
44,252 (a) LTC Properties, Inc 1,613,870
58,612 LXP Industrial Trust 2,904,225
209,540 Macerich Co 3,966,592
75,492 Mack-Cali Realty Corp 1,146,723
415,927 Medical Properties Trust, Inc 2,087,954
91,977 Mid-America Apartment Communities, Inc 12,352,511
108,336 Millrose Properties, Inc 3,228,413
47,229 National Health Investors, Inc 3,878,445
152,857 National Retail Properties, Inc 6,369,551
42,722 National Storage Affiliates Trust 1,358,987
12,391 (a) NET Lease Office Properties 241,748
79,116 NETSTREIT Corp 1,490,545
42,986 NexPoint Diversified Real Estate Trust 205,903
17,985 NexPoint Residential Trust, Inc 543,507
244,476 Omega Healthcare Investors, Inc 10,727,607
17,267 One Liberty Properties, Inc 372,104
131,991 Outfront Media, Inc 3,210,021
161,681 Park Hotels & Resorts, Inc 1,767,173
23,540 Peakstone Realty Trust 367,695
101,003 Pebblebrook Hotel Trust 1,153,454
114,921 Phillips Edison & Co, Inc 4,163,588
115,722 Piedmont Office Realty Trust, Inc 974,379
15,321 Postal Realty Trust, Inc 279,302
64,590 PotlatchDeltic Corp 2,695,341
773,325 Prologis, Inc 100,965,312
130,644 Public Storage, Inc 36,082,566
170,509 Rayonier, Inc 3,877,375
756,624 Realty Income Corp 46,275,124

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
158,447 Regency Centers Corp $ 11,546,033
186,446 Rexford Industrial Realty, Inc 7,556,656
206,936 RLJ Lodging Trust 1,537,534
52,448 Ryman Hospitality Properties, Inc 4,966,826
210,350 Sabra Health Care REIT, Inc 3,939,855
51,477 Safehold, Inc 726,340
9,694 Saul Centers, Inc 307,591
89,023 SBA Communications Corp 16,390,024
150,290 Service Properties Trust 299,077
31,248 Sila Realty Trust, Inc 760,889
268,426 Simon Property Group, Inc 51,352,578
37,907 SITE Centers Corp 231,991
58,669 SL Green Realty Corp 2,627,198
8,325 Smartstop Self Storage REIT, Inc 261,738
133,255 STAG Industrial, Inc 4,998,395
93,397 Summit Hotel Properties, Inc 412,815
101,035 Sun Communities, Inc 12,874,890
159,255 Sunstone Hotel Investors, Inc 1,396,666
104,878 Tanger Factory Outlet Centers, Inc 3,431,608
82,128 Terreno Realty Corp 5,054,157
285,558 UDR, Inc 10,608,480
37,174 UMH Properties, Inc 581,030
10,070 Universal Health Realty Income Trust 400,081
83,482 Urban Edge Properties 1,622,055
382,430 Ventas, Inc 29,703,338
850,485 (c) VICI Properties, Inc 23,881,619
163,610 Vornado Realty Trust 5,215,887
573,355 (c) Welltower, Inc 107,997,148
598,342 Weyerhaeuser Co 15,425,257
31,390 (a) Whitestone REIT 446,994
183,081 (c) WP Carey, Inc 12,769,900
92,154 Xenia Hotels & Resorts, Inc 1,359,271
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,143,709,902
FINANCIAL SERVICES - 7.5%
22,951 Affiliated Managers Group, Inc 7,185,729
227,470 (a) Affirm Holdings, Inc 13,716,441
829,772 AGNC Investment Corp 9,459,401
11,267 Alerus Financial Corp 277,394
211,801 Ally Financial, Inc 8,954,946
448,900 American Express Co 158,089,113
76,222 Ameriprise Financial, Inc 40,183,476
542,798 Annaly Capital Management, Inc 12,489,782
43,756 Apollo Commercial Real Estate Finance, Inc 473,002
340,330 Apollo Global Management, Inc 45,787,998
138,147 Arbor Realty Trust, Inc 1,063,732
26,410 Ares Commercial Real Estate Corp 137,596
158,584 Ares Management Corp 23,735,267
90,364 (a) ARMOUR Residential REIT, Inc 1,572,334
55,250 Artisan Partners Asset Management, Inc 2,459,730
326,485 (a),(b) Asset Entities, Inc 268,077
3,795 (a) Atlanticus Holdings Corp 195,936
8,476 (a),(b) Bakkt Holdings, Inc 113,494
25,067 Banco Latinoamericano de Exportaciones S.A. (Class E) 1,214,998
570,032 Bank of New York Mellon Corp 68,358,237
1,528,506 (a) Berkshire Hathaway, Inc 734,492,988
275,709 BGC Group, Inc 2,511,709
126,624 BlackRock, Inc 141,684,659
132,203 Blackstone Mortgage Trust, Inc 2,544,908
612,539 (a) Blackstone, Inc 87,237,804
441,206 (a) Block, Inc 26,662,079
476,604 Blue Owl Capital, Inc 6,500,879
36,876 (a) Bread Financial Holdings, Inc 2,674,985

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
33,250 Brightsphere Investment Group, Inc $ 1,842,715
72,747 BrightSpire Capital, Inc 435,027
322,996 Brookfield Asset Management Ltd 16,056,131
26,881 (a),(b) Bullish 811,806
148,330 Burford Capital Ltd 1,437,318
64,986 Cannae Holdings, Inc 936,448
42,561 (a) Cantaloupe, Inc 457,105
521,736 Capital One Financial Corp 114,223,663
206,788 Carlyle Group, Inc 12,154,999
10,688 (a) Cass Information Systems, Inc 480,532
87,360 Cboe Global Markets, Inc 23,155,642
1,418,855 Charles Schwab Corp 147,447,412
96,369 Chimera Investment Corp 1,190,157
71,387 (a) Claros Mortgage Trust, Inc 195,600
294,835 CME Group, Inc 85,225,005
22,619 Cohen & Steers, Inc 1,453,497
183,886 (a) Coinbase Global, Inc 35,809,960
46,488 Compass Diversified Trust 305,426
199,070 Corebridge Financial, Inc 6,137,328
57,972 (a) Corpay, Inc 18,239,730
5,387 (a),(b) Credit Acceptance Corp 2,684,019
7,154 (a) Dave, Inc 1,171,038
2,620 Diamond Hill Investment Group, Inc 448,937
114,921 DigitalBridge Group, Inc 1,768,634
21,354 (a) Donnelley Financial Solutions, Inc 1,105,070
103,388 Dynex Capital, Inc 1,435,025
66,167 Ellington Financial, Inc 850,246
33,565 Enact Holdings, Inc 1,334,880
19,960 (a) Encore Capital Group, Inc 1,101,792
19,997 (a) Enova International, Inc 3,302,905
256,762 Equitable Holdings, Inc 11,913,757
90,053 Essent Group Ltd 5,666,135
39,548 (a) Euronet Worldwide, Inc 2,865,648
31,406 Evercore Partners, Inc (Class A) 11,094,798
75,626 EVERTEC, Inc 2,269,536
28,062 Factset Research Systems, Inc 7,137,850
8,178 Federal Agricultural Mortgage Corp 1,384,535
440,808 Fidelity National Information Services, Inc 24,354,642
28,356 (a) Figure Technology Solutions, Inc 1,612,889
29,291 FirstCash Holdings, Inc 4,994,116
441,848 (a) Fiserv, Inc 28,158,973
80,416 (a) Flywire Corp 1,013,242
12,820 (a) Forge Global Holdings, Inc 573,054
64,711 Franklin BSP Realty Trust, Inc 663,935
259,566 Franklin Resources, Inc 6,909,647
13,745 (a),(b) Freedom Holding Corp 1,700,257
23,662 GCM Grosvenor, Inc 267,854
189,966 Global Payments, Inc 13,628,161
243,883 Goldman Sachs Group, Inc 228,130,597
39,301 (a) Green Dot Corp 478,686
32,522 Hamilton Lane, Inc 4,593,407
114,439 Hannon Armstrong Sustainable Infrastructure Capital, Inc 3,937,846
41,860 Houlihan Lokey, Inc 7,045,875
357,440 Interactive Brokers Group, Inc (Class A) 26,765,107
471,888 Intercontinental Exchange, Inc 82,004,697
23,706 (a) International Money Express, Inc 366,495
323,852 Invesco Ltd 8,837,921
31,093 Invesco Mortgage Capital, Inc 267,089
63,918 Jack Henry & Associates, Inc 11,454,745
65,488 Jackson Financial, Inc 7,787,833
106,680 Janus Henderson Group plc 5,134,508
130,629 Jefferies Financial Group, Inc 7,991,882

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
565,621 KKR & Co, Inc $ 64,627,855
38,895 KKR Real Estate Finance Trust, Inc 322,051
89,739 Ladder Capital Corp 984,437
75,192 (a) Lazard, Inc 4,039,314
91,135 (a) LendingClub Corp 1,541,093
8,934 (a) LendingTree, Inc 506,200
487,805 (a),(b) loanDepot, Inc 1,063,415
64,534 LPL Financial Holdings, Inc 23,522,643
45,980 Marex Group plc 1,815,290
30,119 MarketAxess Holdings, Inc 5,097,038
420,596 (a) Marqeta, Inc 1,737,061
666,045 Mastercard, Inc (Class A) 358,858,386
13,914 Merchants Bancorp 576,874
119,851 MFA Financial, Inc 1,155,364
183,124 MGIC Investment Corp 4,929,698
51,317 Moelis & Co 3,677,889
128,356 Moody's Corp 66,175,219
948,052 Morgan Stanley 173,303,906
23,298 Morningstar, Inc 4,708,293
60,069 MSCI, Inc (Class A) 36,595,236
373,363 Nasdaq Stock Market, Inc 36,175,141
89,103 Navient Corp 874,100
55,688 (a) NCR Corp ATM 2,077,162
11,253 (a) Nelnet, Inc (Class A) 1,484,271
27,715 (a) NerdWallet, Inc 334,243
74,821 New York Mortgage Trust, Inc 598,568
76,344 (a) NMI Holdings, Inc 2,956,040
159,110 (a) Northern Trust Corp 23,775,807
99,140 OneMain Holdings, Inc 6,497,636
76,300 (a) Open Lending Corp 136,577
38,141 OppFi, Inc 363,102
19,230 Orchid Island Capital, Inc 149,994
37,029 P10, Inc 399,173
169,691 Pagseguro Digital Ltd 1,909,024
32,804 Patria Investments Ltd 479,266
312,241 (a) Payoneer Global, Inc 1,995,220
782,598 PayPal Holdings, Inc 41,235,089
25,684 (a),(b) Paysafe Ltd 176,192
24,785 PennyMac Financial Services, Inc 2,476,517
78,042 PennyMac Mortgage Investment Trust 923,237
46,923 Perella Weinberg Partners 1,046,852
13,027 Piper Jaffray Cos 4,511,901
18,416 PJT Partners, Inc 3,186,520
34,184 (a) PRA Group, Inc 437,213
50,105 PROG Holdings, Inc 1,625,406
106,336 Radian Group, Inc 3,498,454
147,576 Raymond James Financial, Inc 24,476,955
47,942 Ready Capital Corp 102,116
89,598 Redwood Trust, Inc 490,997
5,861 Regional Management Corp 217,150
115,576 (a) Remitly Global, Inc 1,527,915
63,890 (a) Repay Holdings Corp 222,976
455,603 Rithm Capital Corp 4,984,297
608,555 (a) Robinhood Markets, Inc 60,539,051
795,692 Rocket Cos, Inc 14,266,758
252,160 S&P Global, Inc 133,087,526
76,546 SEI Investments Co 6,724,566
9,991 (a),(b) Sezzle, Inc 631,831
57,055 (a),(b) Shift4 Payments, Inc 3,368,527
173,369 SLM Corp 4,706,968
999,865 (a) SoFi Technologies, Inc 22,806,921
283,635 Starwood Property Trust, Inc 5,085,576

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
236,762 State Street Corp $ 30,982,675
59,162 StepStone Group, Inc 4,182,162
86,028 Stifel Financial Corp 10,607,252
240,260 (a) StoneCo Ltd 3,877,796
45,406 (a) StoneX Group, Inc 5,097,278
296,590 Synchrony Financial 21,541,332
178,189 T Rowe Price Group, Inc 18,831,014
369,932 (a) Toast, Inc 11,508,585
46,946 TPG RE Finance Trust, Inc 423,922
112,517 TPG, Inc 6,628,376
103,978 Tradeweb Markets, Inc 10,717,012
59,490 Two Harbors Investment Corp 682,350
72,119 (a),(b) Upstart Holdings, Inc 2,830,671
73,381 UWM Holdings Corp 360,301
36,833 Victory Capital Holdings, Inc 2,597,832
80,736 Virtu Financial, Inc 3,351,351
5,596 Virtus Investment Partners, Inc 913,547
1,393,963 Visa, Inc (Class A) 448,619,112
82,007 Voya Financial, Inc 6,286,657
33,610 Walker & Dunlop, Inc 2,113,733
19,463 Waterstone Financial, Inc 355,978
222,392 (a) Webull Corp 1,563,416
263,242 (b) Western Union Co 2,466,578
29,034 (a) WEX, Inc 4,468,333
100,313 (b) WisdomTree, Inc 1,625,071
3,291 (a) World Acceptance Corp 399,034
332,466 XP, Inc 6,486,412
TOTAL FINANCIAL SERVICES 4,191,568,335
FOOD, BEVERAGE & TOBACCO - 2.0%
1,406,540 Altria Group, Inc 87,191,415
407,410 Archer-Daniels-Midland Co 27,422,767
101,738 (b) B&G Foods, Inc (Class A) 444,595
9,546 (a) Boston Beer Co, Inc (Class A) 2,039,216
38,869 (a),(b) BRC, Inc 32,149
38,202 Brown-Forman Corp (Class A) 1,063,162
124,517 (b) Brown-Forman Corp (Class B) 3,408,030
120,286 Bunge Global S.A. 13,698,170
14,278 Calavo Growers, Inc 363,232
33,926 Cal-Maine Foods, Inc 2,833,839
153,922 Campbell Soup Co 4,306,738
142,665 (a) Celsius Holdings, Inc 7,487,059
3,209,937 Coca-Cola Co 240,135,387
47,029 Coca-Cola Consolidated Inc 7,151,230
390,380 ConAgra Brands, Inc 7,225,934
117,145 Constellation Brands, Inc (Class A) 18,356,621
137,434 (a) Darling International, Inc 6,275,236
52,252 Dole plc 832,374
79,172 Flowers Foods, Inc 904,936
34,730 Fresh Del Monte Produce, Inc 1,377,392
37,631 (a) Freshpet, Inc 2,622,881
421,248 General Mills, Inc 19,486,932
68,087 (a) Hain Celestial Group, Inc 82,385
123,431 Hershey Co 24,038,187
206,882 Hormel Foods Corp 5,091,366
52,968 Ingredion, Inc 6,255,521
11,507 J&J Snack Foods Corp 1,093,165
82,697 J.M. Smucker Co 8,671,607
7,322 John B Sanfilippo & Son, Inc 592,350
1,062,737 Keurig Dr Pepper, Inc 29,161,503
678,859 Kraft Heinz Co 16,116,113
126,597 Lamb Weston Holdings, Inc 5,814,600
16,901 Lancaster Colony Corp 2,899,705

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
25,397 (b) Limoneira Co $ 365,717
213,306 McCormick & Co, Inc 13,188,710
12,426 MGP Ingredients, Inc 309,532
27,002 (a) Mission Produce, Inc 363,447
121,758 Molson Coors Brewing Co (Class B) 5,849,254
1,081,302 Mondelez International, Inc 63,223,728
576,013 (a) Monster Beverage Corp 46,518,810
21,109 (a) National Beverage Corp 719,395
1,141,005 PepsiCo, Inc 175,292,598
1,293,218 Philip Morris International, Inc 232,055,038
41,539 Pilgrim's Pride Corp 1,801,546
25,926 (a) Post Holdings, Inc 2,652,489
183,259 Primo Brands Corp 3,470,925
234 Seaboard Corp 1,189,253
4,078 (a) Seneca Foods Corp 486,628
74,009 (a) Simply Good Foods Co 1,389,149
44,864 Smithfield Foods, Inc 1,072,250
75,640 (a) SunOpta, Inc 346,431
27,160 Tootsie Roll Industries, Inc 1,028,821
45,643 (a) TreeHouse Foods, Inc 1,124,644
10,372 Turning Point Brands, Inc 1,256,568
229,875 Tyson Foods, Inc (Class A) 15,017,734
23,901 Universal Corp 1,352,558
42,921 Utz Brands, Inc 452,387
46,458 (a) Vita Coco Co, Inc 2,478,534
27,103 (a) Vital Farms, Inc 771,080
34,783 (a) Westrock Coffee Co 168,002
TOTAL FOOD, BEVERAGE & TOBACCO 1,128,421,025
HEALTH CARE EQUIPMENT & SERVICES - 3.5%
1,434,216 Abbott Laboratories 156,759,809
84,411 (a) Acadia Healthcare Co, Inc 1,134,484
100,756 (a) Accuray, Inc 81,340
55,713 (a) AdaptHealth Corp 559,916
23,591 (a) Addus HomeCare Corp 2,441,197
237,651 (a) agilon health, Inc 197,773
13,730 (a),(b) AirSculpt Technologies, Inc 40,778
56,518 (a) Align Technology, Inc 9,214,129
144,153 (a) Alignment Healthcare, Inc 3,247,767
80,196 (a) Alphatec Holdings, Inc 1,189,307
153,575 AmerisourceBergen Corp 55,167,211
34,740 (a) AMN Healthcare Services, Inc 739,962
26,981 (a) Angiodynamics, Inc 279,523
31,254 (a) Apollo Medical Holdings, Inc 710,716
32,847 (a) AtriCure, Inc 1,213,040
35,972 (a) Avanos Medical, Inc 479,147
88,380 (a) Aveanna Healthcare Holdings, Inc 742,392
8,110 (a) Axogen, Inc 282,633
372,492 Baxter International, Inc 7,475,914
240,988 Becton Dickinson & Co 49,036,238
31,889 (a) Beta Bionics, Inc 441,025
82,005 (a),(b) Bioventus, Inc 650,300
55,909 (a) Blade Air Mobility, Inc 272,836
1,230,345 (a) Boston Scientific Corp 115,074,168
84,830 (a) BrightSpring Health Services, Inc 3,331,274
182,415 (a) Brookdale Senior Living, Inc 2,736,225
177,702 (a),(b) Butterfly Network, Inc 703,700
200,157 Cardinal Health, Inc 43,009,736
15,535 (a) Castle Biosciences, Inc 611,924
404,764 (a) Centene Corp 17,534,376
18,098 (a) Ceribell, Inc 373,000
101,278 (a) Certara, Inc 890,234
124,755 (a) Cerus Corp 290,679

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
13,534 Chemed Corp $ 5,780,913
217,640 Cigna Group 59,657,300
17,214 (a) Claritev Corp 467,532
28,049 (a),(b) ClearPoint Neuro, Inc 362,674
325,687 (a) Clover Health Investments Corp 729,539
68,331 Concentra Group Holdings Parent, Inc 1,515,582
22,557 Conmed Corp 865,963
163,973 (a) Cooper Cos, Inc 13,344,123
22,341 (a) Corvel Corp 1,555,604
36,466 (a) Cross Country Healthcare, Inc 339,863
28,142 (a) CryoLife, Inc 1,147,349
26,756 (a),(b) CVRx, Inc 183,279
1,039,386 CVS Health Corp 77,455,045
29,125 (a) DaVita, Inc 3,184,527
19,366 (a) Definitive Healthcare Corp 44,929
26,868 (a) Delcath Systems, Inc 266,262
160,327 Dentsply Sirona, Inc 1,999,278
310,426 (a) DexCom, Inc 22,673,515
62,348 (a) DocGo, Inc 47,796
106,732 (a) Doximity, Inc 3,999,248
480,862 (a) Edwards Lifesciences Corp 39,122,932
183,740 Elevance Health, Inc 63,526,268
55,794 Embecta Corp 591,974
74,912 Encompass Health Corp 7,081,431
36,675 (a) Enhabit, Inc 389,855
34,689 (a) Enovis Corp 764,546
45,165 Ensign Group, Inc 7,753,024
136,895 (a) Envista Holdings Corp 3,212,926
92,363 (a) Evolent Health, Inc 296,485
15,836 (a) Fulgent Genetics, Inc 414,903
383,510 GE HealthCare Technologies, Inc 30,285,785
16,143 (a) GeneDx Holdings Corp 1,553,925
43,328 (a) Glaukos Corp 5,172,497
93,228 (a) Globus Medical, Inc 8,453,915
100,347 (a) Guardant Health, Inc 11,443,572
33,047 (a) Guardian Pharmacy Services, Inc 998,019
41,751 (a) Haemonetics Corp 2,783,122
134,015 HCA, Inc 65,435,504
38,567 (a) Health Catalyst, Inc 82,919
60,238 (a) HealthEquity, Inc 5,160,589
19,996 HealthStream, Inc 445,711
82,467 (a) Henry Schein, Inc 6,224,609
159,566 (a),(b) Hims & Hers Health, Inc 4,322,643
185,842 (a) Hologic, Inc 13,925,141
97,430 Humana, Inc 19,018,336
21,074 (a) ICU Medical, Inc 3,158,993
65,849 (a) IDEXX Laboratories, Inc 44,149,121
20,735 (a) Innovage Holding Corp 115,079
13,893 (a) Inogen, Inc 81,969
26,630 (a) Inspire Medical Systems, Inc 2,018,021
55,942 (a) Insulet Corp 14,310,523
29,128 (a) Integer Holdings Corp 2,530,058
68,255 (a) Integra LifeSciences Holdings Corp 760,361
293,303 (a) Intuitive Surgical, Inc 147,889,239
12,831 iRadimed Corp 1,255,898
24,799 (a) iRhythm Technologies, Inc 3,831,693
10,108 (a),(b) Joint Corp 98,856
69,669 Labcorp Holdings, Inc 18,916,527
60,306 (a) Lantheus Holdings, Inc 4,035,677
16,045 LeMaitre Vascular, Inc 1,363,344
46,950 (a),(b) LifeMD, Inc 152,118
98,206 (a) LifeStance Health Group, Inc 694,316

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
48,529 (a) LivaNova plc $ 3,188,841
39,596 (a) Masimo Corp 5,437,719
104,186 McKesson Corp 86,600,445
1,071,047 Medtronic plc 110,274,999
53,778 (a) Merit Medical Systems, Inc 4,360,858
41,928 (a) Molina Healthcare, Inc 7,529,849
32,656 (a),(b) Nano-X Imaging Ltd 89,151
9,670 National Healthcare Corp 1,383,874
13,196 National Research Corp 268,407
180,245 (a) Neogen Corp 1,842,104
100,310 (a) NeoGenomics, Inc 1,209,739
91,637 (a) Novocure Ltd 1,136,299
3,159 (a),(b) Nutex Health, Inc 470,028
36,495 (a) Omnicell, Inc 1,770,007
299,751 (a) Opko Health, Inc 377,686
12,320 (a) OptimizeRx Corp 132,563
150,265 (a) Option Care Health, Inc 5,109,010
54,102 (a) OraSure Technologies, Inc 150,945
24,415 (a) Orthofix Medical, Inc 323,010
10,294 (a) OrthoPediatrics Corp 179,733
16,335 (a),(b) Outset Medical, Inc 81,838
85,566 (a) Owens & Minor, Inc 189,101
36,067 (a) PACS Group, Inc 1,217,622
61,546 (a) Pediatrix Medical Group, Inc 1,315,853
31,176 (a) Pennant Group, Inc 861,081
29,053 (a) Penumbra, Inc 10,405,913
34,961 (a) Phreesia, Inc 469,526
113,231 (a) Privia Health Group, Inc 2,629,224
55,062 (a) PROCEPT BioRobotics Corp 1,594,595
57,755 (a) Progyny, Inc 1,378,612
18,481 (a) Pulmonx Corp 30,309
21,810 (a) Pulse Biosciences, Inc 301,632
93,155 Quest Diagnostics, Inc 17,422,780
46,743 (a) QuidelOrtho Corp 1,270,007
65,204 (a) RadNet, Inc 4,570,800
120,412 Resmed, Inc 31,103,624
24,262 (a) RxSight, Inc 210,837
46,518 (a) Schrodinger, Inc 649,856
84,676 Select Medical Holdings Corp 1,274,374
23,620 (a) SI-BONE, Inc 391,620
17,254 Simulations Plus, Inc 291,420
121,718 (a) Solventum Corp 9,368,634
48,121 (a) STAAR Surgical Co 911,893
81,409 STERIS plc 21,378,003
285,391 Stryker Corp 105,469,098
61,036 (a) Surgery Partners, Inc 906,995
16,050 (a) Tactile Systems Technology, Inc 463,203
106,289 (a) Talkspace, Inc 429,408
50,673 (a) Tandem Diabetes Care, Inc 1,007,886
124,576 (a) Teladoc Health, Inc 678,939
40,335 Teleflex, Inc 4,209,764
73,850 (a) Tenet Healthcare Corp 13,978,328
28,749 (a) TransMedics Group, Inc 3,851,647
39,187 (a) Treace Medical Concepts, Inc 90,914
7,098 (a) UFP Technologies, Inc 1,782,592
753,590 UnitedHealth Group, Inc 216,227,579
44,194 Universal Health Services, Inc (Class B) 8,894,484
10,256 US Physical Therapy, Inc 860,171
1,493 Utah Medical Products, Inc 91,163
27,524 (a) Varex Imaging Corp 383,685
123,268 (a) Veeva Systems, Inc 25,136,811
43,337 (a) Viemed Healthcare, Inc 332,395

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
72,307 (a) Waystar Holding Corp $ 1,920,474
173,242 Zimmer Biomet Holdings, Inc 15,084,181
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,959,309,636
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
103,971 (a) BellRing Brands, Inc 2,585,759
8,367 (a) Central Garden & Pet Co 283,056
40,499 (a) Central Garden and Pet Co (Class A) 1,242,104
194,020 Church & Dwight Co, Inc 18,674,425
97,459 Clorox Co 10,992,401
653,983 Colgate-Palmolive Co 59,048,125
361,993 (a) Coty, Inc 1,147,518
41,696 Edgewell Personal Care Co 811,404
47,155 (a) elf Beauty, Inc 4,007,704
55,449 Energizer Holdings, Inc 1,210,452
203,943 Estee Lauder Cos (Class A) 23,510,549
79,731 (a) Herbalife Ltd 1,374,562
128,987 (a),(b) Honest Co, Inc 318,598
13,468 Inter Parfums, Inc 1,314,073
1,602,756 Kenvue, Inc 27,887,954
265,513 Kimberly-Clark Corp 26,548,645
8,543 (a),(b) Medifast, Inc 97,732
9,397 (a) Nature's Sunshine Products, Inc 236,992
89,497 Nu Skin Enterprises, Inc (Class A) 949,563
22,666 (a) Oil-Dri Corp of America 1,372,426
96,295 (a),(b) Olaplex Holdings, Inc 152,146
1,941,243 Procter & Gamble Co 294,622,450
68,223 (a) Reynolds Consumer Products, Inc 1,580,727
32,523 Spectrum Brands Holdings, Inc 2,072,040
9,434 (a) USANA Health Sciences, Inc 204,718
10,397 WD-40 Co 2,404,098
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 484,650,221
INSURANCE - 1.8%
120,628 (b) Abacus Global Management, Inc 898,679
401,633 Aflac, Inc 44,561,181
217,594 Allstate Corp 43,299,030
53,101 (a) AMBAC Financial Group, Inc 301,083
54,549 American Financial Group, Inc 7,106,098
455,686 American International Group, Inc 34,121,768
14,885 Amerisafe, Inc 559,825
172,560 Aon plc 60,333,878
294,604 (a) Arch Capital Group Ltd 28,293,768
43,360 (a) Assurant, Inc 10,325,317
18,513 Assured Guaranty Ltd 1,570,828
67,191 Axis Capital Holdings Ltd 6,932,767
35,015 (a) Bowhead Specialty Holdings, Inc 859,968
47,350 (a) Brighthouse Financial, Inc 3,033,241
238,319 (a) Brown & Brown, Inc 17,182,800
68,812 (a) BRP Group, Inc 1,508,359
299,514 Chubb Ltd 92,717,554
129,513 (a) Cincinnati Financial Corp 20,837,347
24,455 CNA Financial Corp 1,170,416
96,172 CNO Financial Group, Inc 4,044,033
545 Crawford & Co 5,913
20,967 Employers Holdings, Inc 914,580
33,213 Everest Re Group Ltd 11,002,803
27,902 F&G Annuities & Life, Inc 822,830
46,770 Fidelis Insurance Holdings Ltd 890,501
204,116 Fidelity National Financial, Inc 11,101,869
74,231 First American Financial Corp 4,689,915
209,463 Gallagher (Arthur J.) & Co 52,233,788
303,055 (a) Genworth Financial, Inc (Class A) 2,527,479
63,524 Globe Life, Inc 8,907,335

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
25,818 (a) Goosehead Insurance, Inc $ 1,596,585
24,981 (a) Greenlight Capital Re Ltd (Class A) 346,486
51,239 (a) Hamilton Insurance Group Ltd 1,421,882
29,706 Hanover Insurance Group, Inc 5,173,003
235,641 Hartford Financial Services Group, Inc 31,825,673
9,534 (a) HCI Group, Inc 1,512,760
28,374 (a) Heritage Insurance Holdings, Inc 739,710
17,082 (a) Hippo Holdings, Inc 509,044
34,149 Horace Mann Educators Corp 1,530,217
738 Investors Title Co 191,452
36,673 James River Group Holdings Ltd 246,076
52,527 Kemper Corp 2,070,089
18,754 Kinsale Capital Group, Inc 7,424,333
44,494 (a) Lemonade, Inc 3,858,965
124,521 Lincoln National Corp 5,181,319
138,684 Loews Corp 14,640,870
10,170 (a) Markel Corp 20,753,309
407,653 Marsh & McLennan Cos, Inc 76,716,218
53,327 (a) MBIA, Inc 341,293
21,627 Mercury General Corp 1,894,309
458,215 (a) Metlife, Inc 36,143,999
5,548 (a) NI Holdings, Inc 75,564
205,791 Old Republic International Corp 8,060,833
164,876 (a) Oscar Health, Inc 2,365,971
27,341 (a) Palomar Holdings, Inc 3,379,074
27,704 Primerica, Inc 7,287,260
185,075 Principal Financial Group 17,530,304
42,450 (a) ProAssurance Corp 1,028,139
484,212 Progressive Corp 100,716,096
281,424 Prudential Financial, Inc 31,269,021
54,225 Reinsurance Group of America, Inc (Class A) 10,994,119
37,369 RenaissanceRe Holdings Ltd 10,526,847
67,254 RLI Corp 3,929,651
7,371 (a) Root, Inc 457,960
90,067 Ryan Specialty Holdings, Inc 4,348,435
12,520 Safety Insurance Group, Inc 985,324
49,882 Selective Insurance Group, Inc 4,194,078
111,945 (a) Selectquote, Inc 158,962
86,670 (a) SiriusPoint Ltd 1,768,935
47,055 (a) Skyward Specialty Insurance Group, Inc 2,099,594
19,531 Stewart Information Services Corp 1,316,975
13,676 Tiptree, Inc 244,527
186,843 Travelers Cos, Inc 53,158,702
36,812 (a) Trupanion, Inc 1,177,616
12,454 United Fire Group, Inc 447,597
30,345 United Insurance Holdings Corp 335,312
21,860 Universal Insurance Holdings, Inc 665,637
150,445 Unum Group 11,429,307
241,322 W.R. Berkley Corp 16,549,863
2,176 White Mountains Insurance Group Ltd 4,449,768
79,473 Willis Towers Watson plc 25,230,293
TOTAL INSURANCE 1,013,054,309
MATERIALS - 2.3%
20,558 AdvanSix, Inc 325,639
186,640 (a) Air Products & Chemicals, Inc 50,859,400
101,519 Albemarle Corp 17,322,187
215,932 Alcoa Corp 12,267,097
9,873 (a) Alpha Metallurgical Resources, Inc 2,071,355
378,400 Amcor plc 16,744,200
297,620 (a) American Battery Technology Co 1,202,385
21,560 (a) American Vanguard Corp 109,525
416,297 AngloGold Ashanti PLC 38,661,502

SHARES DESCRIPTION VALUE
MATERIALS (continued)
58,735 Aptargroup, Inc $ 7,338,938
126,036 Ardagh Metal Packaging S.A. 553,298
42,481 (a) Ashland, Inc 2,598,138
62,712 (a),(b) ASP Isotopes, Inc 397,594
46,496 (a) Aspen Aerogels, Inc 156,692
63,072 Avery Dennison Corp 11,700,487
70,844 Avient Corp 2,561,011
172,888 (a) Axalta Coating Systems Ltd 5,805,579
32,189 Balchem Corp 5,477,602
218,229 Ball Corp 12,410,683
43,351 Cabot Corp 3,129,509
29,630 Caledonia Mining Corp plc 813,047
89,864 Celanese Corp (Series A) 3,993,556
44,567 (a) Century Aluminum Co 2,020,222
130,907 CF Industries Holdings, Inc 12,204,460
147,927 Chemours Co 2,217,426
12,528 (a) Clearwater Paper Corp 210,721
432,505 (a) Cleveland-Cliffs, Inc 5,951,269
485,196 (a) Coeur Mining, Inc 9,917,406
92,973 Commercial Metals Co 7,146,835
26,808 (a) Compass Minerals International, Inc 669,664
125,008 (a) Constellium SE 2,808,930
564,576 Corteva, Inc 41,101,133
555,114 CRH plc 67,951,505
24,289 (a),(b) Critical Metals Corp 319,886
95,240 Crown Holdings, Inc 9,969,723
132,891 (a) Dakota Gold Corp 796,017
550,757 Dow, Inc 15,173,355
349,156 DuPont de Nemours, Inc 15,334,932
30,583 Eagle Materials, Inc 6,233,121
93,072 Eastman Chemical Co 6,451,751
203,263 Ecolab, Inc 57,318,133
155,720 (a) Ecovyst, Inc 1,652,189
181,420 Element Solutions, Inc 5,279,322
109,761 FMC Corp 1,734,224
1,184,858 Freeport-McMoRan, Inc (Class B) 71,363,997
176,245 Graphic Packaging Holding Co 2,581,989
20,180 Greif, Inc (Class A) 1,425,112
5,616 Greif, Inc (Class B) 467,139
46,815 H.B. Fuller Co 2,813,581
14,458 Hawkins, Inc 1,883,154
557,591 Hecla Mining Co 12,556,949
128,609 Huntsman Corp 1,391,549
29,963 (a) Ingevity Corp 1,971,266
19,888 Innospec, Inc 1,625,247
215,328 International Flavors & Fragrances, Inc 15,032,048
441,785 International Paper Co 17,812,771
7,140 (a) Intrepid Potash, Inc 234,478
37,532 (a) Ivanhoe Electric, Inc 641,422
136,775 (a) James Hardie Industries plc 3,144,457
11,630 Kaiser Aluminum Corp 1,426,071
49,319 (a) Knife River Corp 3,312,757
14,468 Koppers Holdings, Inc 426,227
29,170 Kronos Worldwide, Inc 153,142
389,180 Linde plc 177,843,585
53,366 Louisiana-Pacific Corp 4,468,869
91,950 (a) LSB Industries, Inc 854,215
205,096 LyondellBasell Industries NV 10,049,704
49,041 Martin Marietta Materials, Inc 31,972,280
17,661 Materion Corp 2,442,163
28,271 Minerals Technologies, Inc 1,859,101
284,815 (a) Mosaic Co 7,832,412

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
100,937 (a),(b) MP Materials Corp $ 5,932,067
25,893 Myers Industries, Inc 535,208
5,939 NewMarket Corp 3,983,822
907,380 Newmont Goldcorp Corp 101,944,143
191,571 (a),(b) NioCorp Developments Ltd 1,130,269
281,666 (a) Novagold Resources, Inc 2,458,944
193,934 Nucor Corp 34,465,950
123,701 (a) O-I Glass, Inc 1,890,151
111,865 Olin Corp 2,327,911
12,612 Olympic Steel, Inc 606,511
41,831 Orion S.A. 258,516
72,602 Packaging Corp of America 16,157,575
94,769 (a) Perimeter Solutions, Inc 2,478,209
77,613 (a) Perpetua Resources Corp 2,066,058
182,464 PPG Industries, Inc 21,098,312
98,667 (a),(b) PureCycle Technologies, Inc 943,257
10,040 Quaker Chemical Corp 1,543,550
18,601 (a) Ramaco Resources, Inc 362,906
26,216 (a) Ranpak Holdings Corp 132,129
45,189 (a) Rayonier Advanced Materials, Inc 350,667
42,188 Reliance Steel & Aluminum Co 13,900,946
69,181 Royal Gold, Inc 18,216,049
112,869 RPM International, Inc 12,072,468
19,086 Ryerson Holding Corp 538,607
43,911 Schweitzer-Mauduit International, Inc 529,128
33,395 Scotts Miracle-Gro Co (Class A) 2,144,627
97,268 Sealed Air Corp 4,073,584
35,459 Sensient Technologies Corp 3,351,585
192,793 Sherwin-Williams Co 68,372,110
84,315 Silgan Holdings, Inc 3,638,192
452,029 Smurfit WestRock plc 18,817,967
134,408 (a) Solstice Advanced Materials, Inc 8,302,382
81,102 Sonoco Products Co 3,892,896
64,211 Southern Copper Corp 12,220,638
180,846 (a) SSR Mining, Inc 4,128,714
108,277 Steel Dynamics, Inc 19,443,301
25,522 Stepan Co 1,470,322
62,507 (a) SunCoke Energy, Inc 491,305
27,538 Sylvamo Corp 1,347,710
33,322 (a) TimkenSteel Corp 664,774
19,788 (a) Tredegar Corp 169,187
32,674 Trimas Corp 1,136,075
222,461 Tronox Holdings plc 1,348,114
4,035 United States Lime & Minerals, Inc 486,339
36,919 (a),(b) US Antimony Corp 270,616
82,441 (a) USA Rare Earth, Inc 1,848,327
6,593 Valhi, Inc 93,555
108,852 Vulcan Materials Co 32,714,380
50,615 Warrior Met Coal, Inc 4,519,920
24,539 Westlake Chemical Corp 1,946,433
25,062 Worthington Steel, Inc 1,008,244
TOTAL MATERIALS 1,290,371,983
MEDIA & ENTERTAINMENT - 9.5%
80,989 (a),(b) Advantage Solutions, Inc 87,468
3,922,134 Alphabet, Inc 1,327,760,023
4,816,754 Alphabet, Inc (Class A) 1,628,062,852
193,081 (a) Altice USA, Inc 295,414
349,438 (a) AMC Entertainment Holdings, Inc 485,719
23,685 (a) AMC Networks, Inc 182,611
30,219 (a) Angi, Inc 392,243
6,134 (a) Atlanta Braves Holdings, Inc 270,019
36,516 (a) Atlanta Braves Holdings, Inc 1,458,084

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
12,671 (a) Boston Omaha Corp $ 154,713
116,459 (a) Bumble, Inc 390,138
5,794 Cable One, Inc 469,256
72,900 (a) Cargurus, Inc 2,361,960
50,674 (a) Cars.com, Inc 575,657
65,330 (a) Charter Communications, Inc 13,465,820
82,557 Cinemark Holdings, Inc 1,954,950
2,985,765 Comcast Corp (Class A) 88,826,509
455 (a),(b) Daily Journal Corp 266,798
129,394 (a) DoubleVerify Holdings, Inc 1,400,043
111,728 (a) EchoStar Corp (Class A) 12,649,844
202,027 Electronic Arts, Inc 41,197,346
40,007 Entravision Communications Corp (Class A) 120,421
54,751 (a) Eventbrite, Inc 241,999
14,208 (a) EverQuote, Inc 322,522
175,637 Fox Corp (Class A) 12,782,861
131,539 Fox Corp (Class B) 8,625,012
245,139 (a),(b) fuboTV, Inc 546,660
99,963 (a) Gannett Co, Inc 591,781
72,633 Gray Television, Inc 327,575
13,682 (a) Grindr, Inc 154,880
57,550 (a) IAC, Inc 2,126,472
21,682 (a),(b) Ibotta, Inc 447,950
37,647 (a) IMAX Corp 1,314,257
20,762 John Wiley & Sons, Inc (Class A) 648,397
100,537 (a) Liberty Broadband Corp 4,836,835
18,787 (a) Liberty Broadband Corp (Class A) 902,152
18,107 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,442,947
178,317 (a) Liberty Media Corp-Liberty Formula One (Class C) 15,517,145
164,005 (a) Lionsgate Studios Corp 1,548,207
128,929 (a) Live Nation, Inc 18,752,723
35,049 (a) Madison Square Garden Entertainment Corp 2,168,482
14,103 (a) Madison Square Garden Sports Corp 3,998,906
113,812 (a) Magnite, Inc 1,646,860
24,627 Marcus Corp 371,621
224,382 Match Group, Inc 6,989,499
12,782 (a) MediaAlpha, Inc 130,760
1,809,075 Meta Platforms, Inc 1,296,202,237
3,517,063 (a) Netflix, Inc 293,639,590
132,991 New York Times Co (Class A) 9,749,570
345,909 News Corp (Class A) 9,349,920
95,168 News Corp (Class B) 2,959,725
26,811 (a) Nexstar Media Group, Inc 5,694,120
129,946 (a) Nextdoor Holdings, Inc 254,694
264,276 Omnicom Group, Inc 20,359,823
482,899 (a) Pinterest, Inc 10,686,555
61,226 (a) Playstudios, Inc 38,848
37,469 Playtika Holding Corp 135,638
32,246 (a) PubMatic, Inc 234,106
41,070 (a) QuinStreet, Inc 545,820
102,492 (a) Reddit, Inc 18,476,233
512,923 (a) ROBLOX Corp 33,729,816
112,502 (a) Roku, Inc 10,710,190
61,450 (a),(b) Rumble, Inc 349,651
22,422 Scholastic Corp 784,097
17,136 Shutterstock, Inc 340,150
37,146 Sinclair, Inc 538,988
169,357 Sirius XM Holdings, Inc 3,446,415
19,376 (a) Sphere Entertainment Co 1,850,602
127,618 (a) Spotify Technology S.A. 63,853,666
46,094 (a) Stagwell, Inc 277,025
10,933 (a) Starz Entertainment Corp 109,221

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
153,276 (a) Take-Two Interactive Software, Inc $ 33,766,703
19,150 (a) TechTarget, Inc 100,346
120,593 TEGNA, Inc 2,310,562
19,655 (a) Thryv Holdings, Inc 94,541
54,836 TKO Group Holdings, Inc 11,108,677
117,635 (a) TripAdvisor, Inc 1,563,369
41,091 (a) Trump Media & Technology Group Corp 525,143
119,430 (a) Versant Media Group, Inc 3,891,029
1,496,644 Walt Disney Co 168,821,443
1,941,170 (a) Warner Bros Discovery, Inc 53,459,822
56,188 (a) Yelp, Inc 1,538,427
39,402 (a) Ziff Davis, Inc 1,505,944
61,686 (a) ZipRecruiter, Inc 151,748
267,681 (a) ZoomInfo Technologies, Inc 2,154,832
TOTAL MEDIA & ENTERTAINMENT 5,274,573,677
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
83,340 (a) 10X Genomics, Inc 1,683,468
30,824 (a) 4D Molecular Therapeutics, Inc 273,101
1,471,858 AbbVie, Inc 328,239,053
169,725 (a),(b) Absci Corp 507,478
88,298 (a) Acadia Pharmaceuticals, Inc 2,218,929
118,561 (a) Adaptive Biotechnologies Corp 2,193,378
216,439 (a) ADMA Biologics, Inc 3,744,395
240,012 Agilent Technologies, Inc 32,125,606
42,139 (a) Agios Pharmaceuticals, Inc 1,156,294
209,697 (a) Akebia Therapeutics, Inc 295,673
40,430 (a) Aldeyra Therapeutics, Inc 216,705
42,029 (a) Alector, Inc 79,435
130,128 (a) Alkermes plc 4,410,038
49,804 (a) Allogene Therapeutics, Inc 91,639
103,326 (a) Alnylam Pharmaceuticals, Inc 34,930,388
98,040 (a) Altimmune, Inc 549,024
29,291 (a) Alumis, Inc 717,922
447,422 Amgen, Inc 152,964,633
265,666 (a) Amicus Therapeutics, Inc 3,796,367
177,766 (a) Amneal Pharmaceuticals, Inc 2,431,839
28,740 (a) Amphastar Pharmaceuticals, Inc 761,323
64,499 (a) Amylyx Pharmaceuticals, Inc 921,691
15,332 (a) AnaptysBio, Inc 726,890
45,302 (a) Anavex Life Sciences Corp 212,919
16,713 (a) ANI Pharmaceuticals, Inc 1,367,959
10,900 (a) Anika Therapeutics, Inc 100,607
117,303 (a) Annexon, Inc 731,971
89,116 (a) Apellis Pharmaceuticals, Inc 2,012,239
31,477 (a) Apogee Therapeutics, Inc 2,062,058
100,801 (a),(b) Aquestive Therapeutics, Inc 297,363
62,957 (a) Arbutus Biopharma Corp 260,012
35,592 (a) Arcellx, Inc 2,431,290
18,624 (a),(b) Arcturus Therapeutics Holdings, Inc 139,121
33,215 (a) Arcus Biosciences, Inc 698,844
104,348 (a) Arcutis Biotherapeutics, Inc 2,647,309
185,422 (a) Ardelyx, Inc 1,425,895
15,433 (a),(b) ArriVent Biopharma, Inc 347,088
108,473 (a) Arrowhead Pharmaceuticals, Inc 7,520,433
63,898 (a),(b) ARS Pharmaceuticals, Inc 638,341
53,603 (a) Arvinas, Inc 717,208
146,157 (a) Atea Pharmaceuticals, Inc 619,706
78,055 (a) aTyr Pharma, Inc 68,907
21,983 (a) Aura Biosciences, Inc 123,105
103,661 (a) Aurinia Pharmaceuticals, Inc 1,506,194
74,237 (a) Avadel Pharmaceuticals plc 1,599,807
568,078 (a) Avantor, Inc 6,203,412

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
94,499 (a) Avidity Biosciences, Inc $ 6,857,792
24,845 (a),(b) Avita Medical, Inc 109,566
34,184 (a) Axsome Therapeutics, Inc 6,298,402
101,726 (a) Beam Therapeutics, Inc 2,809,672
156,549 (a) BioCryst Pharmaceuticals, Inc 1,030,092
123,704 (a) Biogen, Inc 22,253,113
61,978 (a) Biohaven Ltd 733,200
17,772 (a) BioLife Solutions, Inc 387,430
167,763 (a) BioMarin Pharmaceutical, Inc 9,485,320
18,401 (a) Bio-Rad Laboratories, Inc (Class A) 5,404,374
129,981 Bio-Techne Corp 8,330,482
130,125 (a) Bridgebio Pharma, Inc 10,054,759
1,682,503 Bristol-Myers Squibb Co 92,621,790
56,174 (a) Brooks Automation, Inc 2,184,045
88,086 Bruker BioSciences Corp 3,901,329
39,266 (a) Candel Therapeutics, Inc 229,313
35,424 (a) Capricor Therapeutics, Inc 775,431
36,257 (a) CareDx, Inc 745,081
135,472 (a) Catalyst Pharmaceuticals, Inc 3,291,970
28,206 (a) Celcuity, Inc 3,086,301
50,208 (a) Celldex Therapeutics, Inc 1,235,117
60,381 (a) CG oncology, Inc 3,142,831
42,197 (a) Charles River Laboratories International, Inc 8,881,625
62,303 (a),(d) Chinook Therapeutics, Inc 623
43,543 (a) ChromaDex Corp 260,823
179,971 (a) Codexis, Inc 223,164
113,594 (a) Cogent Biosciences, Inc 4,079,161
27,222 (a) Collegium Pharmaceutical, Inc 1,250,034
119,048 (a) Compass Therapeutics, Inc 761,907
78,893 (a) Corcept Therapeutics, Inc 3,145,464
72,860 (a),(b) CorMedix, Inc 565,394
73,540 (a) Crinetics Pharmaceuticals, Inc 3,672,588
66,059 (a),(b) CRISPR Therapeutics AG. 3,300,308
29,602 (a) CryoPort, Inc 281,515
110,231 (a) Cullinan Oncology, Inc 1,318,363
93,386 (a) Cytek Biosciences, Inc 466,930
92,031 (a) Cytokinetics, Inc 5,815,439
520,140 Danaher Corp 113,853,445
53,454 (a) Day One Biopharmaceuticals, Inc 596,547
62,350 (a) Definium Therapeutics, Inc 1,052,468
101,941 (a) Denali Therapeutics, Inc 2,216,197
90,410 (a) Design Therapeutics, Inc 923,086
15,369 (a) Disc Medicine, Inc 1,188,331
103,603 (a) Dynavax Technologies Corp 1,604,292
70,121 (a) Dyne Therapeutics, Inc 1,254,465
75,000 (a) Edgewise Therapeutics, Inc 2,111,250
76,006 (a) Editas Medicine, Inc 151,252
406,143 (a) Elanco Animal Health, Inc 9,779,923
663,789 Eli Lilly & Co 688,448,761
38,857 (a) Emergent Biosolutions, Inc 440,638
16,480 (a) Enanta Pharmaceuticals, Inc 212,592
19,880 (a) Enliven Therapeutics, Inc 525,826
20,959 (a) Entrada Therapeutics, Inc 239,771
194,484 (a) Erasca, Inc 2,044,027
165,874 (a),(b) Esperion Thereapeutics, Inc 562,313
25,257 (a),(b) Eton Pharmaceuticals, Inc 379,108
21,778 (a) Evolus, Inc 102,139
155,554 (a) Exact Sciences Corp 15,919,396
202,227 (a) Exelixis, Inc 8,364,109
79,403 (a),(b) EyePoint Pharmaceuticals, Inc 1,073,529
127,905 (a) Fate Therapeutics, Inc 152,207
232,051 (a) Fluidigm Corp 324,871

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
14,252 (a) Foghorn Therapeutics, Inc $ 81,379
75,830 (a) Fortrea Holdings, Inc 1,274,702
56,383 (a) Fulcrum Therapeutics, Inc 604,990
726,282 (a) Geron Corp 995,006
1,035,386 Gilead Sciences, Inc 146,973,043
122,700 (a),(b) Ginkgo Bioworks Holdings, Inc 1,100,619
22,781 (a) GRAIL, Inc 2,228,437
104,921 (a) Halozyme Therapeutics, Inc 7,523,885
22,623 (a) Harmony Biosciences Holdings, Inc 826,192
21,426 (a),(b) Harrow Health, Inc 877,180
135,329 (a),(b) Heron Therapeutics, Inc 178,634
79,316 (a),(b) Humacyte, Inc 79,134
66,117 (a) Ideaya Biosciences, Inc 2,128,306
126,746 (a) Illumina, Inc 18,354,088
114,982 (a),(b) ImmunityBio, Inc 718,638
43,493 (a) Immunome, Inc 1,070,798
37,763 (a),(b) Immunovant, Inc 981,838
125,680 (a) Incyte Corp 12,576,798
95,370 (a) Indivior Pharmaceuticals, Inc 3,374,191
5,064 (a) Inhibrx Biosciences, Inc 386,231
20,258 (a),(d) Inhibrx, Inc 13,117
49,340 (a) Innoviva, Inc 986,800
172,986 (a) Insmed, Inc 27,136,314
86,438 (a) Intellia Therapeutics, Inc 1,136,660
127,693 (a) Ionis Pharmaceuticals, Inc 10,556,380
387,960 (a),(b) Iovance Biotherapeutics, Inc 989,298
142,309 (a) IQVIA Holdings, Inc 32,752,416
676 Jade Biosciences, Inc 10,552
40,917 (a) Janux Therapeutics, Inc 560,972
44,076 (a) Jazz Pharmaceuticals plc 7,250,061
2,000,018 Johnson & Johnson 454,504,091
16,585 (a),(b) KalVista Pharmaceuticals, Inc 258,892
25,832 (a) Keros Therapeutics, Inc 462,651
26,925 (a) Kodiak Sciences, Inc 613,082
19,582 (a) Krystal Biotech, Inc 5,468,078
46,117 (a) Kura Oncology, Inc 374,470
47,802 (a) Kymera Therapeutics, Inc 3,474,727
36,605 (a) Larimar Therapeutics, Inc 129,582
16,587 (a),(b) LENZ Therapeutics, Inc 262,406
102,670 (a) Lexeo Therapeutics, Inc 760,785
10,998 (a) Ligand Pharmaceuticals, Inc (Class B) 2,112,716
61,737 (a) Liquidia Corp 2,617,031
15,515 (a) Madrigal Pharmaceuticals, Inc 7,591,645
20,258 (a) Magenta Therapeutics, Inc 1,081,575
180,755 (a) MannKind Corp 1,044,764
84,535 (a),(b) Maravai LifeSciences Holdings, Inc 284,038
68,933 (a) MaxCyte, Inc 62,508
24,969 (a) Maze Therapeutics, Inc 1,088,149
32,363 (a),(b) MBX Biosciences, Inc 1,192,577
18,278 (a) Medpace Holdings, Inc 10,646,569
76,280 (a) MeiraGTx Holdings plc 580,491
2,091,152 Merck & Co, Inc 230,591,331
3,546 (a) Mesa Laboratories, Inc 279,283
17,656 (a) Mettler-Toledo International, Inc 24,245,925
81,129 (a) MiMedx Group, Inc 414,569
48,809 (a) Mineralys Therapeutics, Inc 1,507,710
29,905 (a) Mirum Pharmaceuticals, Inc 3,086,794
301,624 (a) Moderna, Inc 13,292,570
31,239 (a) Monte Rosa Therapeutics, Inc 641,024
63,827 (a) Myriad Genetics, Inc 358,708
108,700 (a) Natera, Inc 25,124,918
81,125 (a) Neurocrine Biosciences, Inc 11,037,868

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
8,702 (a) Neurogene, Inc $ 153,677
34,251 (a) Nkarta, Inc 76,037
116,572 (a),(b) Novavax, Inc 1,031,079
49,240 (a) Nurix Therapeutics, Inc 813,445
41,093 (a) Nuvalent, Inc 4,228,059
159,982 (a) Nuvation Bio, Inc 838,306
151,573 (a) Ocular Therapeutix, Inc 1,385,377
47,004 (a) Olema Pharmaceuticals, Inc 1,208,943
58,963 (a),(b) Omeros Corp 689,277
4,311 (a),(d) OmniAb Operations, Inc 43
4,311 (a),(d) OmniAb Operations, Inc 43
53,864 (a) OmniAb, Inc 98,032
64,901 (a) Organogenesis Holdings, Inc 259,604
216,948 Organon & Co 1,852,736
61,634 (a) ORIC Pharmaceuticals, Inc 632,365
34,341 (a) Oruka Therapeutics, Inc 1,175,492
578,035 (a) Pacific Biosciences of California, Inc 1,306,359
32,703 (a) Pacira BioSciences, Inc 671,720
10,013 (a) Palvella Therapeutics, Inc 767,897
95,623 PerkinElmer, Inc 10,403,782
30,483 Perrigo Co plc 433,163
243,507 (a),(b) Personalis, Inc 2,281,661
432,337 (a) Perspective Therapeutics, Inc 1,638,557
4,712,503 Pfizer, Inc 124,598,579
53,110 (a),(b) Phathom Pharmaceuticals, Inc 726,014
15,122 Phibro Animal Health Corp 607,148
18,378 (a) Praxis Precision Medicines, Inc 5,770,692
293,619 (a),(b) Precigen, Inc 1,318,349
38,952 (a) Prestige Consumer Healthcare, Inc. 2,511,235
121,905 (a) Prime Medicine, Inc 464,458
46,443 (a) Protagonist Therapeutics, Inc 3,799,037
31,004 (a) Prothena Corp plc 273,145
63,448 (a) PTC Therapeutics, Inc 4,792,227
152,935 QIAGEN NV 8,208,021
22,482 (a) Quanterix Corp 142,536
223,684 (a) Quantum-Si, Inc 252,763
32,643 (a) Rapport Therapeutics, Inc 868,630
289,226 (a),(b) Recursion Pharmaceuticals, Inc 1,211,857
83,789 Regeneron Pharmaceuticals, Inc 62,125,354
27,410 (a) REGENXBIO, Inc 305,896
100,692 (a) Relay Therapeutics, Inc 771,301
43,377 (a) Repligen Corp 6,479,222
140,717 (a) REVOLUTION Medicines, Inc 13,642,513
44,362 (a) Rhythm Pharmaceuticals, Inc 4,547,992
30,646 (a) Rigel Pharmaceuticals, Inc 1,068,320
53,934 (a) Rocket Pharmaceuticals, Inc 187,690
317,271 (a) Roivant Sciences Ltd 6,859,399
297,988 Royalty Pharma plc 12,420,140
102,323 (a) Sana Biotechnology, Inc 453,291
77,287 (a) Sarepta Therapeutics, Inc 1,572,018
82,656 (a) Savara, Inc 446,342
75,236 (a) Scholar Rock Holding Corp 3,335,964
11,020 (a) Selecta Biosciences, Inc 75,267
383,867 (a),(b) SELLAS Life Sciences Group, Inc 1,447,179
46,544 SIGA Technologies, Inc 311,845
36,833 (a) Soleno Therapeutics, Inc 1,420,280
308,960 (a) Solid Biosciences, Inc 1,995,882
163,438 (a) Sotera Health Co 2,961,497
59,789 (a),(b) Spyre Therapeutics, Inc 1,912,052
42,067 (a) Stoke Therapeutics, Inc 1,276,313
100,690 (a),(b) Summit Therapeutics, Inc 1,457,991
34,780 (a) Supernus Pharmaceuticals, Inc 1,675,005

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
61,495 (a) Syndax Pharmaceuticals, Inc $ 1,248,963
21,410 (a) Tango Therapeutics, Inc 248,570
19,686 (a) Tarsus Pharmaceuticals, Inc 1,270,534
224,793 (a) Taysha Gene Therapies, Inc 1,013,816
71,686 (a),(b) Tempus AI, Inc 4,288,257
63,815 (a) Terns Pharmaceuticals, Inc 2,207,999
119,821 (a) TG Therapeutics, Inc 3,526,332
38,181 (a) Theravance Biopharma, Inc 723,148
313,439 Thermo Fisher Scientific, Inc 181,358,940
67,362 (a),(b) Tonix Pharmaceuticals Holding Corp 1,161,321
77,044 (a) Travere Therapeutics, Inc 2,395,298
62,261 (a) Trevi Therapeutics, Inc 651,873
53,575 (a) Twist Bioscience Corp 2,200,325
15,113 (a) Tyra Biosciences, Inc 465,783
63,606 (a) Ultragenyx Pharmaceutical, Inc 1,530,996
35,476 (a) United Therapeutics Corp 16,655,627
28,232 (a),(b) Upstream Bio, Inc 877,451
34,218 (a) UroGen Pharma Ltd 671,015
42,360 (a) Vanda Pharmaceuticals, Inc 319,394
108,155 (a) Vaxcyte, Inc 5,793,863
36,394 (a) Vera Therapeutics, Inc 1,574,404
49,459 (a) Veracyte, Inc 1,883,399
123,767 (a) Verastem, Inc 754,979
34,319 (a) Vericel Corp 1,234,798
213,464 (a) Vertex Pharmaceuticals, Inc 100,306,734
952,930 Viatris, Inc 12,473,854
85,347 (a),(b) Viking Therapeutics, Inc 2,478,477
56,000 (a) Vir Biotechnology, Inc 416,640
69,084 (a) Viridian Therapeutics, Inc 2,279,772
28,592 (a) Voyager Therapeutics, Inc 111,509
49,946 (a) Waters Corp 18,515,981
95,239 (a) WaVe Life Sciences Ltd 1,232,393
59,831 West Pharmaceutical Services, Inc 13,828,141
42,278 (a) Xencor, Inc 511,141
48,792 (a) Xenon Pharmaceuticals, Inc 2,000,960
159,431 (a) Xeris Biopharma Holdings, Inc 1,173,412
27,338 (a),(b) Zenas Biopharma, Inc 502,199
64,413 (a),(b) Zevra Therapeutics, Inc 579,717
365,183 Zoetis, Inc 45,582,142
47,733 (a) Zymeworks, Inc 1,075,424
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,523,561,213
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
247,637 (a) CBRE Group, Inc 42,180,010
520,772 (a) Compass, Inc 6,520,065
344,566 (a) CoStar Group, Inc 21,190,809
170,824 (a) Cushman & Wakefield Ltd 2,808,347
52,530 (b) eXp World Holdings, Inc 474,871
23,024 (a) Forestar Group, Inc 599,084
12,216 (a) FRP Holdings, Inc 292,085
32,582 (a) Howard Hughes Holdings, Inc 2,660,646
40,287 (a) Jones Lang LaSalle, Inc 14,419,120
159,327 Kennedy-Wilson Holdings, Inc 1,569,371
20,898 Marcus & Millichap, Inc 568,426
18,239 (a) Maui Land & Pineapple Co, Inc 312,434
137,987 Newmark Group, Inc 2,460,308
22,322 (a) Re/Max Holdings, Inc 173,665
84,085 (a) Real Brokerage, Inc 297,661
11,719 RMR Group, Inc 177,543
3,620 (a) Seaport Entertainment Group, Inc 68,382
37,446 St. Joe Co 2,478,551
23,298 (a) Tejon Ranch Co 374,865
44,172 (a) Zillow Group, Inc (Class A) 2,749,265

SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
136,927 (a) Zillow Group, Inc (Class C) $ 8,630,509
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 111,006,017
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.1%
37,003 (a) ACM Research, Inc 2,150,614
1,337,003 (a) Advanced Micro Devices, Inc 316,508,720
22,266 (a),(b) Aehr Test Systems 570,900
124,153 (a) Allegro MicroSystems, Inc 4,582,487
15,596 (a) Alpha & Omega Semiconductor Ltd 344,672
29,077 (a) Ambarella, Inc 1,862,091
99,807 Amkor Technology, Inc 4,823,672
406,088 Analog Devices, Inc 126,244,637
663,726 Applied Materials, Inc 213,932,164
103,967 (a) Astera Labs, Inc 15,659,510
27,218 (a) Axcelis Technologies, Inc 2,397,089
3,826,814 Broadcom, Inc 1,267,823,478
17,022 (a) Ceva, Inc 358,994
47,822 (a) Cirrus Logic, Inc 6,233,119
44,780 (a) Cohu, Inc 1,278,021
122,566 (a) Credo Technology Group Holding Ltd 15,355,068
41,045 (a) Diodes, Inc 2,429,454
112,336 (a) Enphase Energy, Inc 4,154,185
128,417 Entegris, Inc 15,162,195
82,763 (a) First Solar, Inc 18,664,712
63,486 (a) Formfactor, Inc 4,475,128
94,351 (a) GLOBALFOUNDRIES, Inc 3,981,612
20,679 (a) Ichor Holdings Ltd 627,401
20,869 (a) Impinj, Inc 2,882,009
120,636 (a) indie Semiconductor, Inc 494,608
3,643,719 (a) Intel Corp 169,323,622
108,301 KLA Corp 154,647,330
47,086 Kulicke & Soffa Industries, Inc 2,699,440
1,037,182 Lam Research Corp 242,140,510
116,584 (a) Lattice Semiconductor Corp 9,387,344
55,186 (a) MACOM Technology Solutions Holdings, Inc 12,089,045
713,506 Marvell Technology, Inc 56,309,894
86,600 (a) MaxLinear, Inc 1,502,510
446,406 Microchip Technology, Inc 33,891,144
927,618 Micron Technology, Inc 384,850,156
53,916 MKS Instruments, Inc 12,692,366
37,621 Monolithic Power Systems, Inc 42,291,647
89,644 (a),(b) Navitas Semiconductor Corp 769,146
4,291 (a) NVE Corp 289,600
19,391,764 Nvidia Corp 3,706,347,853
354,254 (a) ON Semiconductor Corp 21,216,272
41,398 (a) Onto Innovation, Inc 8,364,466
36,332 (a) PDF Solutions, Inc 1,157,174
35,747 (a) Penguin Solutions, Inc 686,700
49,870 (a) Photronics, Inc 1,724,006
46,429 Power Integrations, Inc 2,132,948
174,578 Qnity Electronics, Inc 16,790,912
71,937 (a) Qorvo, Inc 5,618,999
887,175 QUALCOMM, Inc 134,486,858
95,117 (a) Rambus, Inc 10,827,168
220,545 (a) Rigetti Computing, Inc 4,007,303
72,170 (a) Semtech Corp 5,755,558
28,202 (a) Silicon Laboratories, Inc 4,017,375
17,175 (a) SiTime Corp 6,236,414
3,754 (a) SkyWater Technology, Inc 118,852
126,345 Skyworks Solutions, Inc 7,044,997
30,232 (a) Synaptics, Inc 2,494,442
129,070 (a) Teradyne, Inc 31,112,324
751,814 Texas Instruments, Inc 162,053,508

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
31,853 (a) Ultra Clean Holdings $ 1,391,339
41,731 Universal Display Corp 4,791,553
37,057 (a) Veeco Instruments, Inc 1,157,290
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,295,414,605
SOFTWARE & SERVICES - 9.6%
78,314 (a) 8x8, Inc 130,001
60,250 A10 Networks, Inc 1,050,760
517,697 Accenture plc 136,485,637
97,431 (a) ACI Worldwide, Inc 4,224,608
76,196 Adeia, Inc 1,378,386
345,199 (a) Adobe, Inc 101,229,607
20,876 (a) Agilysys, Inc 1,810,993
112,905 (a) Akamai Technologies, Inc 10,968,721
39,936 (a) Alarm.com Holdings, Inc 1,948,078
49,438 (a) Alkami Technology, Inc 1,047,591
94,224 Amdocs Ltd 7,720,715
68,891 (a) Amplitude, Inc 631,730
18,081 (a) Appfolio, Inc 3,433,220
29,215 (a) Appian Corp 815,098
179,492 (a),(b) Applied Digital Corp 6,081,189
197,934 (a) AppLovin Corp 93,644,555
38,511 (a) Arteris, Inc 578,050
67,566 (a) Asana, Inc 692,551
42,312 (a) ASGN, Inc 2,204,032
134,245 (a) Atlassian Corp Ltd 15,865,074
33,188 (a) AudioEye, Inc 312,631
912,318 (a) Aurora Innovation, Inc 3,831,736
179,633 (a) Autodesk, Inc 45,423,797
162,461 (a) AvePoint, Inc 1,889,421
142,771 Bentley Systems, Inc 5,014,117
154,473 (a),(b) BigBear.ai Holdings, Inc 778,544
34,963 (a) BigCommerce Holdings, Inc 109,085
66,061 (a) BILL Holdings, Inc 2,851,853
103,897 (a),(b) Bit Digital, Inc 210,911
78,834 (a),(b) Bitdeer Technologies Group 1,027,995
41,875 (a) Blackbaud, Inc 2,248,687
44,539 (a) BlackLine, Inc 2,069,727
202,594 (a) Blend Labs, Inc 482,174
143,236 (a) Box, Inc 3,631,033
51,645 (a) Braze, Inc 1,075,249
101,053 (a),(b) C3.ai, Inc 1,112,594
225,812 (a) Cadence Design Systems, Inc 66,921,644
431,978 (a) CCC Intelligent Solutions Holdings, Inc 3,274,393
27,699 (a) Cerence, Inc 313,830
235,153 (a),(b) Cipher Mining, Inc 3,753,042
39,753 (a) Circle Internet Group, Inc 2,541,409
234,209 (a),(b) Cleanspark, Inc 2,773,035
70,549 Clear Secure, Inc 2,301,308
189,558 (a) Clearwater Analytics Holdings, Inc 4,566,452
258,870 (a) Cloudflare, Inc 45,910,594
398,144 Cognizant Technology Solutions Corp (Class A) 32,671,697
37,055 (a) Commvault Systems, Inc 3,175,613
232,055 (a) Confluent, Inc 7,086,960
10,805 (a) Consensus Cloud Solutions, Inc 230,795
239,055 (a),(b) Core Scientific, Inc 4,300,599
206,280 (a) Crowdstrike Holdings, Inc 91,053,023
9,431 (a) CS Disco, Inc 58,944
252,983 (a) Datadog, Inc 32,715,762
9,840 (a),(b) Digimarc Corp 60,319
86,742 (a) Digital Turbine, Inc 452,793
58,947 (a) DigitalOcean Holdings, Inc 3,256,822
153,936 (a) DocuSign, Inc 8,087,797

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
50,425 Dolby Laboratories, Inc (Class A) $ 3,236,781
20,233 (a) Domo, Inc 118,768
160,070 (a) Dropbox, Inc 4,078,584
242,326 (a),(b) D-Wave Quantum, Inc 5,142,158
108,205 (a) DXC Technology Co 1,561,398
257,333 (a) Dynatrace, Inc 9,801,814
16,495 (a) eGain Corp 169,404
80,289 (a) Elastic NV 5,293,454
48,388 (a) EPAM Systems, Inc 10,093,737
11,244 (a),(b) EverCommerce, Inc 135,490
19,746 (a) Fair Isaac Corp 28,891,755
136,530 (a) Fastly, Inc 1,262,902
57,264 (a) Five9, Inc 1,011,282
525,872 (a) Fortinet, Inc 42,732,359
158,570 (a) Freshworks, Inc 1,709,385
60,681 (a) Gartner, Inc 12,719,344
467,876 Gen Digital, Inc 11,224,345
109,197 (a) Gitlab, Inc 3,819,711
35,199 (a) Globant S.A. 2,354,109
116,486 (a) GoDaddy, Inc 11,709,173
32,650 (a) Grid Dynamics Holdings, Inc 270,015
72,264 (a) Guidewire Software, Inc 10,171,881
37,219 Hackett Group, Inc 679,247
42,865 (a) HubSpot, Inc 12,002,200
67,082 (a),(b) Hut 8 Corp 3,745,188
14,780 (a),(b) I3 Verticals, Inc 328,264
40,197 (a) Intapp, Inc 1,364,688
24,224 (b) InterDigital, Inc 7,907,683
772,827 International Business Machines Corp 237,026,041
226,496 Intuit, Inc 113,003,384
51,838 (a),(d) Jamf Holding Corp 676,486
182,043 (a) Kyndryl Holdings, Inc 4,186,989
12,525 (a),(b) Life360, Inc 717,557
48,520 (a) LiveRamp Holdings, Inc 1,181,462
51,627 (a) Manhattan Associates, Inc 7,796,193
314,654 (a),(b) Marathon Digital Holdings, Inc 2,989,213
6,144,905 Microsoft Corp 2,644,091,172
221,091 (a) MicroStrategy, Inc (Class A) 33,099,534
31,026 (a) Mitek Systems, Inc 310,881
65,078 (a) MongoDB, Inc 24,165,414
52,627 (a) N-able, Inc 319,446
74,178 (a) nCino OpCo, Inc 1,583,700
111,377 (a) NCR Corp 1,104,860
66,024 (a),(b) NextNav, Inc 948,105
223,451 (a) Nutanix, Inc 8,788,328
142,910 (a) Okta, Inc 12,073,037
19,455 (a) ON24, Inc 155,056
49,354 OneSpan, Inc 581,390
22,121 (a) Ooma, Inc 259,922
1,397,349 Oracle Corp 229,975,698
34,330 (a) Pagaya Technologies Ltd 665,659
65,121 (a) PagerDuty, Inc 690,283
1,812,707 (a) Palantir Technologies, Inc 265,724,719
559,715 (a) Palo Alto Networks, Inc 99,052,764
28,962 (a),(b) PAR Technology Corp 759,094
74,813 Pegasystems, Inc 3,268,580
69,972 (a) Porch Group, Inc 552,079
97,471 (a) Procore Technologies, Inc 5,506,137
35,100 (a) Progress Software Corp 1,436,292
100,282 (a) PTC, Inc 15,657,029
47,344 (a) Q2 Holdings, Inc 2,899,820
33,850 (a) Qualys, Inc 4,464,815

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
45,920 (a) Rapid7, Inc $ 547,366
10,928 Red Violet, Inc 497,005
387,597 (a),(b) Rezolve AI plc 1,000,000
38,512 (a) Rimini Street, Inc 132,866
61,567 (a) RingCentral, Inc 1,593,354
283,010 (a) Riot Platforms, Inc 4,378,165
87,646 Roper Industries, Inc 32,536,825
111,515 (a) Rubrik, Inc 6,239,264
33,893 (a),(b) SailPoint, Inc 531,781
771,900 Salesforce, Inc 163,866,651
257,109 (a) Samsara, Inc 7,211,907
37,443 Sapiens International Corp NV 1,628,770
27,043 (a) SEMrush Holdings, Inc 321,541
238,940 (a) SentinelOne, Inc 3,340,381
853,385 (a) ServiceNow, Inc 99,854,579
271,048 (a) Snowflake, Inc 52,230,950
316,929 (a),(b) SoundHound AI, Inc 2,681,219
6,623 (a) SoundThinking, Inc 46,229
69,477 (a) Sprinklr, Inc 443,263
56,116 (a) Sprout Social, Inc 507,850
35,737 (a) SPS Commerce, Inc 3,189,885
151,576 (a) Synopsys, Inc 70,500,271
110,077 (a) Tenable Holdings, Inc 2,428,299
85,041 (a) Teradata Corp 2,425,369
147,853 (a),(b) Terawulf, Inc 1,976,795
356,841 (a) Trade Desk, Inc 10,822,988
184,431 (a) Trimble Inc 12,467,536
16,513 (a),(b) TSS, Inc 168,433
7,399 (a) Tucows, Inc 164,406
118,914 (a) Twilio, Inc 14,324,380
36,755 (a) Tyler Technologies, Inc 13,577,297
350,023 (a) UiPath, Inc 4,406,790
46,333 (a) Unisys Corp 121,856
271,218 (a) Unity Software, Inc 7,892,444
82,772 (a) Varonis Systems, Inc 2,469,916
68,744 VeriSign, Inc 16,789,347
41,020 (a) Vertex, Inc 760,921
8,056 (a) Viant Technology, Inc 95,222
47,115 (a) Weave Communications, Inc 306,247
178,637 (a) Workday, Inc 31,374,016
49,334 (a) Workiva, Inc 3,799,705
30,478 (a) Xperi, Inc 172,505
82,017 (a) Yext, Inc 587,242
157,302 (a) Zeta Global Holdings Corp 2,922,671
224,197 (a) Zoom Video Communications, Inc 20,648,544
83,015 (a) Zscaler, Inc 16,603,830
TOTAL SOFTWARE & SERVICES 5,319,350,120
TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
63,108 (a) 908 Devices, Inc 398,211
83,498 (a) ADTRAN Holdings, Inc 769,852
28,385 Advanced Energy Industries, Inc 7,248,394
28,124 (a),(b) Aeva Technologies, Inc 359,144
1,007,167 Amphenol Corp (Class A) 145,112,621
12,079,068 (c) Apple, Inc 3,134,276,565
46,784 (a),(b) Applied Optoelectronics, Inc 2,040,250
856,737 (a) Arista Networks, Inc 121,433,902
59,735 (a) Arlo Technologies, Inc 758,037
50,160 (a) Arrow Electronics, Inc 6,645,698
7,088 (a) Aviat Networks, Inc 154,589
70,476 Avnet, Inc 4,396,998
29,424 Badger Meter, Inc 4,312,970
8,535 Bel Fuse, Inc (Class B) 1,717,157

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
32,324 Belden CDT, Inc $ 3,798,393
27,743 Benchmark Electronics, Inc 1,446,520
57,397 (a) Calix, Inc 2,563,924
108,339 CDW Corp 13,692,966
116,615 (a) Ciena Corp 29,364,823
3,304,266 Cisco Systems, Inc 258,790,113
7,427 (a) Clearfield, Inc 221,102
151,819 Cognex Corp 5,881,468
130,850 (a) Coherent Corp 27,763,753
179,698 (a) CommScope Holding Co, Inc 3,234,564
52,003 (a) CompoSecure, Inc 1,225,711
653,233 Corning, Inc 67,446,307
19,293 (a) Corsair Gaming, Inc 98,394
15,693 (a) CPI Card Group, Inc 203,852
38,580 Crane NXT Co 1,949,062
23,784 CTS Corp 1,222,735
60,151 (a) Daktronics, Inc 1,392,496
262,874 Dell Technologies, Inc 30,083,301
18,799 (a) Diebold Nixdorf, Inc 1,297,319
23,627 (a) Digi International, Inc 1,017,615
41,555 (a) Eastman Kodak Co 304,183
19,554 ePlus, Inc 1,677,929
85,848 (a) Evolv Technologies Holdings, Inc 531,399
109,491 (a) Extreme Networks, Inc 1,596,379
47,813 (a) F5 Networks, Inc 13,177,741
28,466 (a) Fabrinet 13,932,399
307,884 (a) Flextronics International Ltd 19,409,007
89,756 (a) Harmonic, Inc 872,428
1,056,653 Hewlett Packard Enterprise Co 22,739,173
800,960 HP, Inc 15,570,662
25,842 (b) Immersion Corp 173,658
19,721 (a) Insight Enterprises, Inc 1,656,958
276,183 (a),(b) IonQ, Inc 11,041,796
27,126 (a) IPG Photonics Corp 2,506,714
45,689 (a) Itron, Inc 4,526,866
87,145 Jabil Inc 20,669,923
139,542 (a) Keysight Technologies, Inc 30,187,121
14,309 (a) Kimball Electronics, Inc 432,275
61,140 (a) Knowles Corp 1,482,034
22,984 Littelfuse, Inc 7,441,300
58,616 (a) Lumentum Holdings, Inc 22,968,093
28,648 Methode Electronics, Inc 228,898
128,338 (a),(b) MicroVision, Inc 104,287
165,626 (a) Mirion Technologies, Inc 4,114,150
138,560 Motorola Solutions, Inc 55,775,942
28,037 Napco Security Technologies, Inc 1,034,285
169,717 NetApp, Inc 16,352,233
23,717 (a) Netgear, Inc 495,922
52,942 (a) Netscout Systems, Inc 1,472,317
31,027 (a) nLight, Inc 1,415,141
28,759 (a) Novanta, Inc 3,869,236
12,545 (a) OSI Systems, Inc 3,138,006
36,044 (a) Ouster, Inc 750,797
8,785 PC Connection, Inc 516,646
21,803 (a) Plexus Corp 4,345,992
77,555 (a) Powerfleet, Inc 396,306
253,628 (a) Pure Storage, Inc 17,637,291
195,733 (a) Quantum Computing, Inc 1,814,445
101,593 Ralliant Corp 5,381,381
56,145 (a) Ribbon Communications, Inc 147,100
15,589 (a) Rogers Corp 1,515,874
111,477 (a) SanDisk Corp 64,238,621

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
46,609 (a) Sanmina Corp $ 6,603,563
19,158 (a) Scansource, Inc 823,602
423,486 (a),(b) Super Micro Computer, Inc 12,327,677
65,252 TD SYNNEX Corp 10,353,535
38,032 (a) Teledyne Technologies, Inc 23,591,250
74,357 (a) TTM Technologies, Inc 7,301,857
10,648 (a) Turtle Beach Corp 127,350
3,655 Ubiquiti, Inc 2,015,440
100,909 (a) Viasat, Inc 4,558,060
187,869 (a) Viavi Solutions, Inc 4,595,276
109,481 Vishay Intertechnology, Inc 2,206,042
9,120 (a) Vishay Precision Group, Inc 456,730
125,877 Vontier Corp 4,720,388
530,036 (a),(b) Vuzix Corp 1,393,995
280,947 Western Digital Corp 70,301,368
99,358 (b) Xerox Holdings Corp 217,594
44,239 (a) Zebra Technologies Corp (Class A) 10,395,280
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,421,950,721
TELECOMMUNICATION SERVICES - 0.8%
8,133 (a) Anterix, Inc 213,613
181,632 (a),(b) AST SpaceMobile, Inc 20,199,295
5,748,419 AT&T, Inc 150,666,062
5,649 ATN International, Inc 136,649
32,094 (a) Bandwidth, Inc 448,353
49,425 Cogent Communications Group, Inc 1,201,028
3,757 (a) GCI Liberty, Inc 140,775
79,189 (a),(d) GCI Liberty, Inc 792
20,107 (a) GCI Liberty, Inc 743,758
34,809 (a) Globalstar, Inc 2,144,931
43,200 (a) Gogo, Inc 198,288
14,644 IDT Corp 712,138
98,325 Iridium Communications, Inc 1,958,634
107,737 (a) Liberty Global Ltd 1,194,803
114,238 (a) Liberty Global Ltd 1,265,757
26,275 (a) Liberty Latin America Ltd (Class A) 202,843
114,989 (a) Liberty Latin America Ltd (Class C) 894,614
800,731 (a) Lumen Technologies, Inc 7,062,447
88,817 (a) Millicom International Cellular S.A. 5,420,502
37,330 Shenandoah Telecom Co 443,107
30,098 Spok Holdings, Inc 414,449
88,529 Telephone and Data Systems, Inc 3,995,314
397,996 T-Mobile US, Inc 78,488,791
222,392 (a) Uniti Group, Inc 1,850,301
3,511,759 Verizon Communications, Inc 156,343,511
TOTAL TELECOMMUNICATION SERVICES 436,340,755
TRANSPORTATION - 1.3%
96,059 (a) Alaska Air Group, Inc 4,882,679
17,676 (a) Allegiant Travel Co 1,566,624
7,165 (a),(b) Amerco, Inc 405,181
554,601 (a) American Airlines Group, Inc 7,376,193
19,290 ArcBest Corp 1,740,344
15,641 (a),(b) Avis Budget Group, Inc 1,798,559
97,913 CH Robinson Worldwide, Inc 19,088,139
9,394 (a) Costamare Bulkers Holdings Ltd 155,283
46,970 Costamare, Inc 788,157
29,780 Covenant Logistics Group, Inc 732,588
1,542,041 CSX Corp 58,227,468
551,593 Delta Air Lines, Inc 36,344,463
110,962 Expeditors International Washington, Inc 17,813,839
175,374 FedEx Corp 56,514,272
29,073 (a) Forward Air Corp 810,555
26,026 (a),(b) Frontier Group Holdings, Inc 120,761

SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
119,048 FTAI Infrastructure, Inc $ 692,859
22,919 Genco Shipping & Trading Ltd 479,007
79,211 (a) GXO Logistics, Inc 4,482,550
62,367 Heartland Express, Inc 629,283
123,606 (a),(b) Hertz Global Holdings, Inc 605,669
49,117 Hub Group, Inc (Class A) 2,336,987
61,470 (a) JB Hunt Transport Services, Inc 12,461,198
302,364 (a) JetBlue Airways Corp 1,472,513
331,522 (a) Joby Aviation, Inc 3,504,188
47,100 (a) Kirby Corp 5,541,786
139,041 Knight-Swift Transportation Holdings, Inc 7,661,159
28,743 (a) Landstar System, Inc 4,293,054
289,310 (a) Lyft, Inc (Class A) 4,880,660
46,584 Marten Transport Ltd 572,983
32,216 (a) Matson, Inc 5,164,225
187,324 Norfolk Southern Corp 54,556,242
157,543 Old Dominion Freight Line 27,286,448
5,088 (a) PAM Transportation Services, Inc 55,205
57,721 Pangaea Logistics Solutions Ltd 489,474
25,749 (a) Radiant Logistics, Inc 173,291
149,088 (a) RXO, Inc 2,173,703
29,050 Ryder System, Inc 5,556,684
34,465 Safe Bulkers, Inc 196,795
22,323 (a) Saia, Inc 7,475,303
55,591 Schneider National, Inc 1,492,062
39,832 (a) Skywest, Inc 3,844,585
382,410 Southwest Airlines Co 18,172,123
23,522 (a) Sun Country Airlines Holdings, Inc 412,576
1,667,805 (a) Uber Technologies, Inc 133,507,790
67,004 U-Haul Holding Co 3,437,975
496,776 Union Pacific Corp 116,792,038
263,427 (a) United Airlines Holdings, Inc 26,953,851
601,746 United Parcel Service, Inc (Class B) 63,917,460
7,105 (b) Universal Truckload Services, Inc 113,751
46,797 Werner Enterprises, Inc 1,602,797
91,590 (a) XPO, Inc 13,565,395
TOTAL TRANSPORTATION 744,918,774
UTILITIES - 2.2%
529,918 AES Corp 7,763,299
210,826 Alliant Energy Corp 13,895,542
228,271 Ameren Corp 23,575,829
448,143 American Electric Power Co, Inc 53,676,328
32,876 American States Water Co 2,398,633
154,879 American Water Works Co, Inc 19,999,525
133,050 Atmos Energy Corp 22,131,537
65,474 Avista Corp 2,703,421
65,637 Black Hills Corp 4,790,188
103,955 (a) Brookfield Infrastructure Corp 4,974,247
116,100 (b) Brookfield Renewable Corp 4,834,404
97,088 (a) Cadiz, Inc 547,576
53,048 (a) California Water Service Group 2,371,246
521,980 Centerpoint Energy, Inc 20,717,386
22,717 Chesapeake Utilities Corp 2,923,224
25,714 Clearway Energy, Inc (Class A) 868,362
90,403 Clearway Energy, Inc (Class C) 3,268,068
238,564 CMS Energy Corp 17,054,940
298,862 Consolidated Edison, Inc 31,867,655
17,051 Consolidated Water Co, Inc 645,892
260,272 Constellation Energy Corp 73,053,145
718,671 Dominion Energy, Inc 43,242,434
172,426 DTE Energy Co 23,170,606
631,261 Duke Energy Corp 76,603,522

Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
326,308 Edison International $ 20,322,462
374,832 Entergy Corp 35,942,640
231,806 Essential Utilities, Inc 8,991,755
187,487 Evergy, Inc 14,385,878
294,143 Eversource Energy 20,334,106
840,694 Exelon Corp 37,646,277
469,514 FirstEnergy Corp 22,226,793
28,389 Genie Energy Ltd 390,917
5,833 (a) Global Water Resources, Inc 50,572
44,445 (a) Hallador Energy Co 821,788
168,468 (a) Hawaiian Electric Industries, Inc 2,580,930
43,434 Idacorp, Inc 5,767,601
197,279 MDU Resources Group, Inc 4,046,192
43,887 (a) MGE Energy, Inc 3,505,694
13,108 (a) Middlesex Water Co 686,597
49,852 (a),(b) Montauk Renewables, Inc 86,742
57,665 New Jersey Resources Corp 2,853,264
1,735,364 NextEra Energy, Inc 152,538,496
405,497 NiSource, Inc 17,959,462
17,860 Northwest Natural Holding Co 831,562
50,345 NorthWestern Corp 3,416,412
155,542 NRG Energy, Inc 23,740,375
160,610 OGE Energy Corp 7,015,445
89,322 (a) Oklo, Inc 7,111,818
54,246 ONE Gas, Inc 4,315,812
43,542 Ormat Technologies, Inc 5,440,137
34,114 Otter Tail Corp 3,041,604
1,810,116 PG&E Corp 27,911,989
80,470 Pinnacle West Capital Corp 7,528,773
82,507 PNM Resources, Inc 4,861,312
81,850 Portland General Electric Co 4,112,962
614,049 PPL Corp 22,259,276
419,556 Public Service Enterprise Group, Inc 34,554,632
16,040 (a) Pure Cycle Corp 185,743
14,140 RGC Resources, Inc 306,979
543,060 Sempra Energy 47,251,651
7,869 (a) SJW Corp 409,503
910,200 Southern Co 81,289,962
55,097 Southwest Gas Holdings Inc 4,563,134
53,812 Spire, Inc 4,546,576
38,781 (a) Talen Energy Corp 13,509,749
168,658 UGI Corp 6,764,872
17,356 (a) Unitil Corp 883,594
279,277 Vistra Corp 44,223,513
261,235 WEC Energy Group, Inc 28,910,877
483,646 Xcel Energy, Inc 36,786,115
20,767 (a) York Water Co 697,356
TOTAL UTILITIES 1,234,686,908
TOTAL COMMON STOCKS
(Cost $18,015,986,742) 55,116,198,465
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
50,751 (d) AstraZeneca plc 02/20/29 15,733
27,694 (d) Chinook Therapeutics, Inc 01/02/30 277
65,113 (d) Novo Nordisk A.S. 02/25/26 42,323
330,579 (b),(d) Selecta Biosciences, Inc 03/20/24 59,504

SHARES DESCRIPTION
EXPIRATION
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
4,598 (d) Tobira Therapeutics, Inc $ 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 118,113
TOTAL RIGHTS/WARRANTS
(Cost $110,338) 118,113
TOTAL LONG-TERM INVESTMENTS
(Cost $18,016,097,080) 55,116,316,578
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
70,426,824 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(f) 70,426,824
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $70,426,824) 70,426,824
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.3%
$ 5,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 05/21/26 4,944,885
25,000,000 Federal Home Loan Bank 0 .000 02/13/26 24,966,167
10,000,000 Federal Home Loan Bank 0 .000 03/04/26 9,967,092
10,000,000 Federal Home Loan Bank 0 .000 04/22/26 9,918,342
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 02/25/26 9,974,867
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 03/11/26 9,960,111
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 04/10/26 9,930,292
11,000,000 Federal Home Loan Bank (FHLB) 0 .000 07/22/26 10,813,664
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/04/26 9,995,167
30,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/20/26 29,939,100
14,595,000 Federal Home Loan Bank Discount Notes 0 .000 02/27/26 14,555,496
5,000,000 Federal National Mortgage Association (FNMA) 0 .000 05/08/26 4,951,340
TOTAL GOVERNMENT AGENCY DEBT 149,916,523
REPURCHASE AGREEMENT - 0.2%
106,917,000 (g) Fixed Income Clearing Corporation 3 .660 02/02/26 106,917,000
TOTAL REPURCHASE AGREEMENT 106,917,000
TREASURY DEBT - 0.2%
10,000,000 United States Treasury Bill 0 .000 02/03/26 9,999,004
10,000,000 United States Treasury Bill 0 .000 02/17/26 9,984,937
10,000,000 United States Treasury Bill 0 .000 02/24/26 9,977,857
15,000,000 United States Treasury Bill 0 .000 02/26/26 14,963,817
20,000,000 United States Treasury Bill 0 .000 03/03/26 19,941,597
10,000,000 United States Treasury Bill 0 .000 03/05/26 9,968,963
10,000,000 United States Treasury Bill 0 .000 03/17/26 9,956,633
20,000,000 United States Treasury Bill 0 .000 03/24/26 19,898,884
10,000,000 United States Treasury Bill 0 .000 05/05/26 9,908,767
12,500,000 United States Treasury Bill 0 .000 05/19/26 12,368,236
TOTAL TREASURY DEBT 126,968,695
TOTAL SHORT-TERM INVESTMENTS
(Cost $383,811,582) 383,802,218
TOTAL INVESTMENTS - 99.8%
(Cost $18,470,335,486) 55,570,545,620
OTHER ASSETS & LIABILITIES, NET - 0.2% 115,294,189
NET ASSETS - 100.0% $ 55,685,839,809
REIT Real Estate Investment Trust

Equity Index

Portfolio of Investments January 31, 2026
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $175,782,570.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $106,949,610 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 3/10/26, valued at $109,055,340.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 1,511 03/20/26  $ 525,283,802 $ 526,262,413 $ 978,611
Fund Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $55,113,878,591 $1,628,770 $691,104 $55,116,198,465
Rights/Warrants — — 118,113 118,113
Investments purchased with collateral from securities lending 70,426,824 — — 70,426,824
Short-Term Investments
:
Government agency debt — 149,916,523 — 149,916,523
Repurchase agreement — 106,917,000 — 106,917,000
Treasury debt — 126,968,695 — 126,968,695
Investments in Derivatives
:
Futures contracts* 978,611 — — 978,611
Total $55,185,284,026 $385,430,988 $809,217 $55,571,524,231
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments January 31, 2026
Large Cap Growth Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 3.7%
1,530,504 (a) Tesla, Inc $ 658,744,227
TOTAL AUTOMOBILES & COMPONENTS 658,744,227
BANKS - 0.4%
300,721 Bank of America Corp 15,998,357
192,381 Citigroup, Inc 22,260,406
2,013,754 (a) NU Holdings Ltd 35,744,133
3,973 Popular, Inc 530,515
21,323 Western Alliance Bancorp 1,900,945
TOTAL BANKS 76,434,356
CAPITAL GOODS - 4.4%
49,493 3M Co 7,580,348
37,915 (b) Aaon, Inc 3,452,540
8,045 Allison Transmission Holdings, Inc 874,491
8,085 Armstrong World Industries, Inc 1,485,538
44,965 (a) Axon Enterprise, Inc 21,744,175
63,606 (a) Boeing Co 14,865,994
8,982 BWX Technologies, Inc 1,845,172
3,729 Carlisle Cos, Inc 1,271,179
4,854 Carpenter Technology Corp 1,542,747
35,789 Caterpillar, Inc 23,526,257
21,241 Comfort Systems USA, Inc 24,259,346
60,340 (a) Core & Main, Inc 3,219,742
10,189 EMCOR Group, Inc 7,343,518
567,148 Fastenal Co 24,591,537
7,736 Ferguson Enterprises, Inc 1,953,031
61,559 FTAI Aviation Ltd 16,763,747
164,541 GE Vernova, Inc 119,517,646
623,080 General Electric Co 191,154,713
26,482 HEICO Corp 8,763,159
43,178 HEICO Corp (Class A) 10,992,687
242,732 Howmet Aerospace, Inc 50,507,675
60,571 Illinois Tool Works, Inc 15,824,779
32,051 (a) Karman Holdings, Inc 3,326,894
17,997 Lennox International, Inc 8,909,955
17,015 Leonardo DRS, Inc 698,636
22,640 (a) Loar Holdings, Inc 1,552,651
34,592 Lockheed Martin Corp 21,938,938
10,253 (a) Mastec, Inc 2,465,641
66,920 Quanta Services, Inc 31,762,240
5,546 (a) RBC Bearings, Inc 2,771,170
248,592 (a) Rocket Lab Corp 19,904,761
5,639 Rockwell Automation, Inc 2,377,684
1,999 (a) Simpson Manufacturing Co, Inc 353,383
6,519 (a) SiteOne Landscape Supply, Inc 935,737
13,590 (a) StandardAero, Inc 419,795
130,220 Trane Technologies plc 54,767,928
5,516 TransDigm Group, Inc 7,874,311
224,310 Vertiv Holdings Co 41,762,036
22,473 W.W. Grainger, Inc 24,269,492
22,703 WillScot Mobile Mini Holdings Corp 454,741
TOTAL CAPITAL GOODS 779,626,014
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
229,733 Automatic Data Processing, Inc 56,702,699
74,437 Booz Allen Hamilton Holding Corp 6,581,719
65,119 Broadridge Financial Solutions, Inc 12,835,606
6,171 (a) Ceridian HCM Holding, Inc 427,465
210,618 Cintas Corp 40,310,179
503,579 (a) Copart, Inc 20,435,236

Large Cap Growth Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
13,285 Equifax, Inc $ 2,675,599
65,710 (a) ExlService Holdings, Inc 2,572,546
6,158 KBR, Inc 263,624
63,212 Paychex, Inc 6,519,054
15,002 Paycom Software, Inc 2,021,519
27,953 (a) Paylocity Holding Corp 3,773,096
6,435 RB Global, Inc 730,823
177,556 (a) Rollins, Inc 11,246,397
37,818 Tetra Tech, Inc 1,424,226
63,016 Veralto Corp 6,237,324
51,313 Verisk Analytics, Inc 11,158,525
222,136 Waste Management, Inc 49,367,505
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 235,283,142
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.9%
3,549,449 (a) Amazon.com, Inc 849,383,146
1,707 (a) Autozone, Inc 6,323,223
37,618 (a) Burlington Stores, Inc 11,129,661
81,332 (a) Carvana Co 32,623,079
133,229 (a) Chewy, Inc 3,878,296
770,459 (a) Coupang, Inc 15,532,453
31,557 (a) Etsy, Inc 1,671,259
20,318 (a) Floor & Decor Holdings, Inc 1,340,175
458,192 Home Depot, Inc 171,634,141
1,918 Lithia Motors, Inc (Class A) 620,358
10,432 Murphy USA, Inc 4,407,624
473,082 (a) O'Reilly Automotive, Inc 46,556,000
4,681 (a) RH 930,723
28,984 Ross Stores, Inc 5,467,832
336,228 TJX Cos, Inc 50,370,317
326,050 Tractor Supply Co 16,589,424
7,461 (a) Ulta Beauty, Inc 4,829,953
50,249 (a) Valvoline, Inc 1,644,147
9,624 (a) Wayfair, Inc 995,988
10,110 Williams-Sonoma, Inc 2,069,011
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,227,996,810
CONSUMER DURABLES & APPAREL - 0.3%
9,052 (a) BK LC Lux Finco 2 Sarl 341,804
83,986 (a) Deckers Outdoor Corp 10,022,889
37,311 (a) Lululemon Athletica, Inc 6,510,769
139,779 (a) On Holding AG. 6,325,000
1,644 Ralph Lauren Corp 581,006
7,051 (a) SharkNinja Global SPV Ltd 833,428
113,965 Tapestry, Inc 14,463,298
115,423 Tempur Sealy International, Inc 10,139,911
1,003 (a) TopBuild Corp 469,454
TOTAL CONSUMER DURABLES & APPAREL 49,687,559
CONSUMER SERVICES - 2.7%
257,189 (a) Airbnb, Inc 33,272,541
18,406 Booking Holdings, Inc 92,063,867
6,214 (a) Bright Horizons Family Solutions, Inc 575,603
190,401 (a) Carnival Corp 5,715,838
56,989 (a),(b) Cava Group, Inc 3,454,673
796,028 (a) Chipotle Mexican Grill, Inc (Class A) 30,941,608
5,780 (b) Choice Hotels International, Inc 594,184
32,403 Churchill Downs, Inc 3,187,159
68,160 Darden Restaurants, Inc 13,587,696
5,431 Domino's Pizza, Inc 2,228,502
216,365 (a) DoorDash, Inc 44,272,606
293,590 (a) DraftKings, Inc 8,076,661
23,942 (a) Duolingo, Inc 3,209,665
74,314 (a) Dutch Bros, Inc 4,041,939
69,735 Expedia Group, Inc 18,468,617

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
79,159 (a) Flutter Entertainment plc $ 13,073,109
4,330 (a) Grand Canyon Education, Inc 752,727
12,824 H&R Block, Inc 505,907
138,174 Hilton Worldwide Holdings, Inc 41,246,321
182,236 Las Vegas Sands Corp 9,609,304
98,170 Marriott International, Inc (Class A) 30,953,001
25,748 McDonald's Corp 8,110,620
227,316 (a) Norwegian Cruise Line Holdings Ltd 4,991,859
47,900 (a) Planet Fitness, Inc 4,360,816
119,733 Restaurant Brands International, Inc 8,020,914
152,099 Royal Caribbean Cruises Ltd 49,378,940
78,244 Starbucks Corp 7,194,536
39,033 Texas Roadhouse, Inc (Class A) 7,020,475
11,804 Travel & Leisure Co 820,850
17,795 (b) Vail Resorts, Inc 2,367,981
108,728 (a) Viking Holdings Ltd 7,844,725
75,178 (b) Wendy's Co 585,637
17,555 Wingstop, Inc 4,659,624
37,484 Wyndham Hotels & Resorts, Inc 2,728,460
57,924 Yum! Brands, Inc 9,007,182
TOTAL CONSUMER SERVICES 476,924,147
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
12,637 (a) BJ's Wholesale Club Holdings, Inc 1,168,164
3,900 Casey's General Stores, Inc 2,365,350
267,180 Costco Wholesale Corp 251,215,995
11,757 (a) Performance Food Group Co 1,122,206
55,894 (a) Sprouts Farmers Market, Inc 3,963,443
149,221 Sysco Corp 12,512,181
266,399 Walmart, Inc 31,738,777
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 304,086,116
ENERGY - 0.3%
61,723 Cheniere Energy, Inc 13,055,649
9,076 HF Sinclair Corp 471,861
9,674 Phillips 66 1,388,799
67,876 Schlumberger Ltd 3,283,841
120,595 Targa Resources Corp 24,237,183
35,574 Texas Pacific Land Corp 12,392,559
54,084 Williams Cos, Inc 3,637,690
TOTAL ENERGY 58,467,582
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
276,065 American Tower Corp 49,492,933
58,147 Lamar Advertising Co 7,460,842
15,286 Public Storage, Inc 4,221,840
47,274 Simon Property Group, Inc 9,043,989
14,300 Sun Communities, Inc 1,822,249
10,158 UDR, Inc 377,370
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 72,419,223
FINANCIAL SERVICES - 5.3%
98,684 (a) Affirm Holdings, Inc 5,950,645
29,957 Ally Financial, Inc 1,266,582
102,724 American Express Co 36,176,311
52,346 Ameriprise Financial, Inc 27,596,288
174,778 Apollo Global Management, Inc 23,514,632
114,310 Ares Management Corp 17,108,778
30,430 Bank of New York Mellon Corp 3,649,166
447,566 (a) Blackstone, Inc 63,742,350
116,442 (a) Block, Inc 7,036,590
348,226 (b) Blue Owl Capital, Inc 4,749,803
90,354 (b) Brookfield Asset Management Ltd 4,491,497
72,082 Charles Schwab Corp 7,490,762
13,687 (a) Coinbase Global, Inc 2,665,406
42,341 (a) Corpay, Inc 13,321,749

Large Cap Growth Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
415 (a),(b) Credit Acceptance Corp $ 206,770
187,675 Equitable Holdings, Inc 8,708,120
1,423 Factset Research Systems, Inc 361,954
87,063 (a) Fiserv, Inc 5,548,525
8,562 (a),(b) Freedom Holding Corp 1,059,119
9,998 Goldman Sachs Group, Inc 9,352,229
14,905 Hamilton Lane, Inc 2,105,182
17,495 Houlihan Lokey, Inc 2,944,758
12,940 Interactive Brokers Group, Inc (Class A) 968,947
18,169 Jefferies Financial Group, Inc 1,111,579
104,815 KKR & Co, Inc 11,976,162
23,329 (a) Lazard, Inc 1,253,234
48,394 LPL Financial Holdings, Inc 17,639,613
484,370 Mastercard, Inc (Class A) 260,973,712
91,467 Moody's Corp 47,156,727
2,553 Morningstar, Inc 515,936
21,246 MSCI, Inc (Class A) 12,943,488
56,956 (a) Robinhood Markets, Inc 5,665,983
36,294 (a),(b) Shift4 Payments, Inc 2,142,798
16,535 SLM Corp 448,925
107,390 (a) SoFi Technologies, Inc 2,449,566
284,176 (a) Toast, Inc 8,840,715
81,228 TPG, Inc 4,785,142
68,515 UWM Holdings Corp 336,409
1,012,787 Visa, Inc (Class A) 325,945,240
2,088 (a) WEX, Inc 321,343
10,691 XP, Inc 208,581
TOTAL FINANCIAL SERVICES 954,731,316
FOOD, BEVERAGE & TOBACCO - 0.8%
100,779 (a) Celsius Holdings, Inc 5,288,882
1,135,379 Coca-Cola Co 84,937,703
4,653 Coca-Cola Consolidated Inc 707,535
10,214 (a) Darling International, Inc 466,371
6,487 (a) Freshpet, Inc 452,144
11,106 Hershey Co 2,162,894
417,972 (a) Monster Beverage Corp 33,755,419
107,210 PepsiCo, Inc 16,470,672
TOTAL FOOD, BEVERAGE & TOBACCO 144,241,620
HEALTH CARE EQUIPMENT & SERVICES - 2.0%
104,493 AmerisourceBergen Corp 37,535,975
151,646 (a) Boston Scientific Corp 14,183,450
73,866 Cardinal Health, Inc 15,872,326
2,832 Chemed Corp 1,209,660
14,759 Cigna Group 4,045,590
23,017 (a) DaVita, Inc 2,516,679
234,262 (a) DexCom, Inc 17,110,496
73,732 (a) Doximity, Inc 2,762,738
21,127 HCA, Inc 10,315,680
47,833 (a) IDEXX Laboratories, Inc 32,070,113
16,482 (a) Inspire Medical Systems, Inc 1,249,006
41,997 (a) Insulet Corp 10,743,253
210,785 (a) Intuitive Surgical, Inc 106,282,013
25,751 (a) Masimo Corp 3,536,385
69,465 McKesson Corp 57,740,003
17,085 (a) Molina Healthcare, Inc 3,068,295
22,450 (a) Penumbra, Inc 8,040,917
19,283 Resmed, Inc 4,980,992
52,897 Stryker Corp 19,548,615
70,531 (a) Veeva Systems, Inc 14,382,682
TOTAL HEALTH CARE EQUIPMENT & SERVICES 367,194,868
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
230,769 Colgate-Palmolive Co 20,836,133

SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
69,375 Kimberly-Clark Corp $ 6,936,806
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 27,772,939
INSURANCE - 0.4%
116,476 Aon plc 40,724,669
29,413 (a) Brown & Brown, Inc 2,120,677
4,498 Everest Re Group Ltd 1,490,097
12,551 Gallagher (Arthur J.) & Co 3,129,843
13,535 Kinsale Capital Group, Inc 5,358,236
1,942 (a) Markel Corp 3,962,923
33,431 Marsh & McLennan Cos, Inc 6,291,380
21,650 Progressive Corp 4,503,200
62,260 Ryan Specialty Holdings, Inc 3,005,913
TOTAL INSURANCE 70,586,938
MATERIALS - 0.3%
34,883 AngloGold Ashanti PLC 3,239,584
1,138 Eagle Materials, Inc 231,936
37,971 Ecolab, Inc 10,707,442
55,380 (a) James Hardie Industries plc 1,273,186
126,493 Sherwin-Williams Co 44,859,478
11,058 Steel Dynamics, Inc 1,985,685
TOTAL MATERIALS 62,297,311
MEDIA & ENTERTAINMENT - 12.7%
1,613,391 Alphabet, Inc 546,181,255
1,983,894 Alphabet, Inc (Class A) 670,556,172
106,522 (a) DoubleVerify Holdings, Inc 1,152,568
15,926 (a) Liberty Broadband Corp 766,200
4,443 (a) Liberty Media Corp-Liberty Formula One (Class A) 354,063
48,338 (a) Liberty Media Corp-Liberty Formula One (Class C) 4,206,373
88,523 (a) Live Nation, Inc 12,875,670
998,566 Meta Platforms, Inc 715,472,539
2,550,553 (a) Netflix, Inc 212,945,670
965 (a) Nexstar Media Group, Inc 204,947
13,638 (a),(b) NIQ Global Intelligence PLC 231,710
167,572 (a) Pinterest, Inc 3,708,368
74,576 (a) Reddit, Inc 13,443,816
372,326 (a) ROBLOX Corp 24,484,158
8,594 (a) Roku, Inc 818,149
93,029 (a) Spotify Technology S.A. 46,547,060
35,408 (a) Take-Two Interactive Software, Inc 7,800,382
19,917 TKO Group Holdings, Inc 4,034,786
52,375 (a) Trump Media & Technology Group Corp 669,352
TOTAL MEDIA & ENTERTAINMENT 2,266,453,238
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
1,062,658 AbbVie, Inc 236,983,361
75,967 (a) Alnylam Pharmaceuticals, Inc 25,681,404
237,265 Amgen, Inc 81,116,158
61,758 (a) Apellis Pharmaceuticals, Inc 1,394,496
242,097 Bristol-Myers Squibb Co 13,327,440
6,391 (a) Caris Life Sciences, Inc 148,015
53,667 (a) Corcept Therapeutics, Inc 2,139,703
481,409 Eli Lilly & Co 499,293,344
5,870 (a) Exact Sciences Corp 600,736
129,893 (a) Exelixis, Inc 5,372,374
199,541 Gilead Sciences, Inc 28,324,845
69,978 (a) Halozyme Therapeutics, Inc 5,018,122
23,383 (a) Incyte Corp 2,339,937
119,271 (a) Insmed, Inc 18,710,042
90,571 (a) Ionis Pharmaceuticals, Inc 7,487,505
12,699 (a) Medpace Holdings, Inc 7,396,913
78,682 (a) Natera, Inc 18,186,557
47,326 (a) Neurocrine Biosciences, Inc 6,439,176
4,286 (a) Repligen Corp 640,200

Large Cap Growth Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
69,891 (a) Sarepta Therapeutics, Inc $ 1,421,583
32,644 (a) Sotera Health Co 591,509
66,729 (a),(b) Summit Therapeutics, Inc 966,236
56,666 (a),(b) Tempus AI, Inc 3,389,760
49,013 (a) Ultragenyx Pharmaceutical, Inc 1,179,743
154,281 (a) Vertex Pharmaceuticals, Inc 72,496,642
4,941 (a),(b) Viking Therapeutics, Inc 143,487
17,793 (a) Waters Corp 6,596,221
217,812 Zoetis, Inc 27,187,294
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,074,572,803
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
24,736 (a) CBRE Group, Inc 4,213,283
29,576 (a) CoStar Group, Inc 1,818,924
5,414 (a) Jones Lang LaSalle, Inc 1,937,725
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,969,932
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 20.6%
566,034 (a) Advanced Micro Devices, Inc 133,997,229
139,234 Applied Materials, Inc 44,877,903
75,574 (a) Astera Labs, Inc 11,382,956
2,474,329 Broadcom, Inc 819,745,198
72,175 (a) Enphase Energy, Inc 2,669,031
7,599 Entegris, Inc 897,214
79,581 KLA Corp 113,636,893
748,257 Lam Research Corp 174,688,079
68,430 (a) Lattice Semiconductor Corp 5,509,984
8,973 (a) MACOM Technology Solutions Holdings, Inc 1,965,625
36,844 Marvell Technology, Inc 2,907,728
27,218 Monolithic Power Systems, Inc 30,597,115
11,838,404 Nvidia Corp 2,262,674,157
6,771 (a) Onto Innovation, Inc 1,368,081
145,708 QUALCOMM, Inc 22,087,876
224,330 Texas Instruments, Inc 48,354,331
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,677,359,400
SOFTWARE & SERVICES - 16.0%
250,979 (a) Adobe, Inc 73,599,592
11,742 (a) Appfolio, Inc 2,229,571
143,135 (a) AppLovin Corp 67,718,600
99,639 (a) Atlassian Corp Ltd 11,775,337
128,402 (a) Autodesk, Inc 32,469,014
89,923 Bentley Systems, Inc 3,158,096
164,142 (a) Cadence Design Systems, Inc 48,645,123
4,196 (a) Circle Internet Group, Inc 268,250
188,569 (a) Cloudflare, Inc 33,442,712
175,780 (a) Confluent, Inc 5,368,321
148,673 (a) Crowdstrike Holdings, Inc 65,625,006
187,662 (a) Datadog, Inc 24,268,450
86,694 (a) DocuSign, Inc 4,554,903
22,928 (a) Dropbox, Inc 584,205
181,686 (a) Dynatrace, Inc 6,920,420
51,786 (a) Elastic NV 3,414,251
11,591 (a) Fair Isaac Corp 16,959,603
383,654 (a) Fortinet, Inc 31,175,724
41,613 (a) Gartner, Inc 8,722,501
34,078 Gen Digital, Inc 817,531
87,156 (a) Gitlab, Inc 3,048,717
2,407 (a) Globant S.A. 160,980
79,674 (a) GoDaddy, Inc 8,008,830
51,276 (a) Guidewire Software, Inc 7,217,610
30,677 (a) HubSpot, Inc 8,589,560
163,454 Intuit, Inc 81,550,470
8,590 (a) Kyndryl Holdings, Inc 197,570
34,683 (a) Manhattan Associates, Inc 5,237,480

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
3,788,865 Microsoft Corp $ 1,630,310,721
8,410 (a) MicroStrategy, Inc (Class A) 1,259,061
4,297 (a) MongoDB, Inc 1,595,605
8,465 (a) nCino OpCo, Inc 180,728
34,050 (a) Nutanix, Inc 1,339,186
35,929 (a) Okta, Inc 3,035,282
1,010,578 Oracle Corp 166,320,927
1,311,565 (a) Palantir Technologies, Inc 192,262,313
403,874 (a) Palo Alto Networks, Inc 71,473,582
16,495 Pegasystems, Inc 720,667
65,470 (a) Procore Technologies, Inc 3,698,400
7,879 (a) PTC, Inc 1,230,148
43,129 (a) RingCentral, Inc 1,116,178
47,887 (a) Rubrik, Inc 2,679,278
60,242 Salesforce, Inc 12,788,774
188,910 (a) Samsara, Inc 5,298,925
120,102 (a) SentinelOne, Inc 1,679,026
621,323 (a) ServiceNow, Inc 72,701,004
197,300 (a) Snowflake, Inc 38,019,710
81,561 (a) Synopsys, Inc 37,935,244
12,546 (a) Teradata Corp 357,812
269,441 (a) Trade Desk, Inc 8,172,146
16,150 (a) Twilio, Inc 1,945,429
21,742 (a) Tyler Technologies, Inc 8,031,495
10,502 (a) Unity Software, Inc 305,608
129,328 (a) Workday, Inc 22,713,877
60,254 (a) Zscaler, Inc 12,051,403
TOTAL SOFTWARE & SERVICES 2,854,950,956
TECHNOLOGY HARDWARE & EQUIPMENT - 12.1%
739,448 Amphenol Corp (Class A) 106,539,668
7,395,975 Apple, Inc 1,919,107,593
625,968 (a) Arista Networks, Inc 88,724,704
9,568 CDW Corp 1,209,300
27,521 Dell Technologies, Inc 3,149,503
39,841 Jabil Inc 9,449,887
2,966 (a) Lumentum Holdings, Inc 1,162,197
42,107 Motorola Solutions, Inc 16,949,752
37,692 NetApp, Inc 3,631,624
164,906 (a) Pure Storage, Inc 11,467,563
152,932 (a),(b) Super Micro Computer, Inc 4,451,851
2,390 Ubiquiti, Inc 1,317,894
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,167,161,536
TELECOMMUNICATION SERVICES - 0.1%
121,985 (a),(b) AST SpaceMobile, Inc 13,565,952
134 (a) GCI Liberty, Inc 5,021
2,983 (a) GCI Liberty, Inc 110,341
5,866 Iridium Communications, Inc 116,851
TOTAL TELECOMMUNICATION SERVICES 13,798,165
TRANSPORTATION - 0.6%
12,065 (a) Alaska Air Group, Inc 613,264
6,839 (a),(b) Amerco, Inc 386,745
25,356 (a) American Airlines Group, Inc 337,235
5,426 (a),(b) Avis Budget Group, Inc 623,936
36,466 (a) Lyft, Inc (Class A) 615,181
6,013 Old Dominion Freight Line 1,041,451
30,661 Southwest Airlines Co 1,457,011
1,198,425 (a) Uber Technologies, Inc 95,933,921
2,584 U-Haul Holding Co 132,585
29,268 Union Pacific Corp 6,880,907

Large Cap Growth Index

Portfolio of Investments January 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
13,488 (a) XPO, Inc $ 1,997,708
TOTAL TRANSPORTATION 110,019,944
UTILITIES - 0.3%
113,474 NRG Energy, Inc 17,319,537
202,666 Vistra Corp 32,092,161
TOTAL UTILITIES 49,411,698
TOTAL COMMON STOCKS
(Cost $5,227,324,339) 17,788,191,840
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.5%
176,068 iShares Russell 1000 Growth ETF 82,038,884
TOTAL INVESTMENT COMPANIES
(Cost $72,399,347) 82,038,884
TOTAL LONG-TERM INVESTMENTS
(Cost $5,299,723,686) 17,870,230,724
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
8,101,647 (c) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(d) 8,101,647
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $8,101,647) 8,101,647
TOTAL INVESTMENTS - 100.0%
(Cost $5,307,825,333) 17,878,332,371
OTHER ASSETS & LIABILITIES, NET - 0.0% 5,174,594
NET ASSETS - 100.0% $ 17,883,506,965
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,184,107.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Growth Index
Long-Term Investments
:
Common stocks $17,788,191,840 $— $— $17,788,191,840
Investment companies 82,038,884 — — 82,038,884
Investments purchased with collateral from securities lending 8,101,647 — — 8,101,647
Total $17,878,332,371 $— $— $17,878,332,371
1 1 1 1 1

Large Cap Value Index
Portfolio of Investments January 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 0.6%
85,020 (a) Aptiv plc $ 6,440,265
88,400 BorgWarner, Inc 4,191,044
1,516,870 Ford Motor Co 21,054,156
364,261 General Motors Co 30,597,924
86,231 Gentex Corp 1,984,175
39,883 Harley-Davidson, Inc 789,684
20,545 Lear Corp 2,405,614
55,315 (a),(b) Lucid Group, Inc 612,337
194,355 (a),(b) QuantumScape Corp 1,720,042
309,859 (a) Rivian Automotive, Inc 4,570,420
18,861 Thor Industries, Inc 2,109,980
TOTAL AUTOMOBILES & COMPONENTS 76,475,641
BANKS - 7.0%
2,382,764 Bank of America Corp 126,763,045
35,908 Bank OZK 1,707,784
6,187 BOK Financial Corp 803,939
567,310 Citigroup, Inc 65,643,440
170,691 Citizens Financial Group, Inc 10,750,119
116,779 Columbia Banking System, Inc 3,437,974
50,118 Comerica, Inc 4,443,963
48,644 Commerce Bancshares, Inc 2,560,620
22,751 (a) Cullen/Frost Bankers, Inc 3,135,543
52,844 East West Bancorp, Inc 6,047,467
254,952 Fifth Third Bancorp 12,803,689
3,630 First Citizens Bancshares, Inc (Class A) 7,512,539
45,918 (a) First Hawaiian, Inc 1,219,123
188,773 First Horizon National Corp 4,623,051
124,159 (a) FNB Corp 2,178,990
780,700 Huntington Bancshares, Inc 13,646,636
1,057,545 JPMorgan Chase & Co 323,492,440
362,505 Keycorp 7,801,108
59,906 M&T Bank Corp 13,273,372
54,389 Pinnacle Financial Partners, Inc 5,171,850
154,145 PNC Financial Services Group, Inc 34,420,579
24,289 Popular, Inc 3,243,310
35,812 (a) Prosperity Bancshares, Inc 2,471,386
341,742 Regions Financial Corp 9,739,647
40,969 SOUTHSTATE BANK CORP 4,192,358
29,558 TFS Financial Corp 416,029
501,233 Truist Financial Corp 25,773,401
609,019 US Bancorp 34,172,056
68,347 Webster Financial Corp 4,495,182
1,223,596 Wells Fargo & Co 110,723,202
31,490 Western Alliance Bancorp 2,807,334
25,601 Wintrust Financial Corp 3,775,892
54,988 Zions Bancorporation 3,294,331
TOTAL BANKS 856,541,399
CAPITAL GOODS - 10.3%
175,004 3M Co 26,803,613
47,218 A.O. Smith Corp 3,470,051
12,218 Acuity Brands, Inc 3,778,294
28,859 Advanced Drainage Systems, Inc 4,387,722
50,546 Aecom Technology Corp 4,874,151
25,839 AGCO Corp 2,930,401
40,780 Air Lease Corp 2,635,611
53,142 (a) Allegheny Technologies, Inc 6,392,983
34,457 Allegion plc 5,698,843
26,695 Allison Transmission Holdings, Inc 2,901,746

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
89,608 Ametek, Inc $ 20,070,400
147,853 (a) API Group Corp 6,146,249
14,415 Applied Industrial Technologies, Inc 3,753,810
12,535 Armstrong World Industries, Inc 2,303,181
250,060 (a) Boeing Co 58,444,023
42,715 (a) Builders FirstSource, Inc 4,886,596
28,571 BWX Technologies, Inc 5,869,341
14,467 Carlisle Cos, Inc 4,931,656
15,643 Carpenter Technology Corp 4,971,815
302,735 Carrier Global Corp 18,036,951
158,040 Caterpillar, Inc 103,889,174
346,125 CNH Industrial NV 3,724,305
31,238 (a) Core & Main, Inc 1,666,860
19,453 Crane Co 3,552,896
53,486 Cummins, Inc 30,958,766
14,182 Curtiss-Wright Corp 9,313,178
95,030 Deere & Co 50,175,840
41,996 Donaldson Co, Inc 4,281,072
51,884 Dover Corp 10,454,107
152,416 Eaton Corp plc 53,562,031
10,931 EMCOR Group, Inc 7,878,300
220,169 Emerson Electric Co 32,356,036
22,207 Esab Corp 2,689,268
22,583 (a) Everus Construction Group, Inc 1,998,370
78,235 Fastenal Co 3,392,270
69,547 Ferguson Enterprises, Inc 17,557,836
48,648 Flowserve Corp 3,801,841
122,455 Fortive Corp 6,466,849
45,616 Fortune Brands Innovations, Inc 2,467,826
88,664 (a) Gates Industrial Corp plc 2,041,045
22,156 (a) Generac Holdings, Inc 3,723,094
98,466 General Dynamics Corp 34,570,428
64,471 Graco, Inc 5,630,252
74,560 (a) Hayward Holdings, Inc 1,203,398
28,780 Hexcel Corp 2,383,272
247,299 Honeywell International, Inc 56,265,468
20,404 Hubbell, Inc 9,955,928
15,581 Huntington Ingalls Industries, Inc 6,551,966
30,298 IDEX Corp 6,015,668
75,346 Illinois Tool Works, Inc 19,684,896
154,155 Ingersoll Rand, Inc 13,271,204
32,882 ITT, Inc 5,994,389
257,546 Johnson Controls International plc 30,714,936
72,557 L3Harris Technologies, Inc 24,876,167
18,745 Leonardo DRS, Inc 769,670
20,899 Lincoln Electric Holdings, Inc 5,545,550
3,145 (a) Loar Holdings, Inc 215,684
58,194 Lockheed Martin Corp 36,907,799
80,780 Masco Corp 5,338,750
18,713 (a) Mastec, Inc 4,500,102
20,280 (a) Middleby Corp 2,984,608
16,219 MSC Industrial Direct Co (Class A) 1,367,910
43,632 Mueller Industries, Inc 5,940,060
20,659 Nordson Corp 5,671,515
52,945 Northrop Grumman Corp 36,651,706
62,139 nVent Electric plc 6,975,724
24,818 Oshkosh Corp 3,569,325
154,422 Otis Worldwide Corp 13,190,727
32,223 Owens Corning, Inc 3,861,604
200,132 PACCAR, Inc 24,598,224
49,214 Parker-Hannifin Corp 46,056,430
64,007 Pentair plc 6,744,418

Large Cap Value Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
12,770 Quanta Services, Inc $ 6,061,025
242,426 (a),(b) QXO, Inc 5,377,009
9,309 (a) RBC Bearings, Inc 4,651,428
24,728 Regal-Beloit Corp 3,993,572
40,591 Rockwell Automation, Inc 17,115,195
520,724 RTX Corp 104,629,073
55,141 Sensata Technologies Holding plc 1,907,327
15,132 (a) Simpson Manufacturing Co, Inc 2,675,035
11,523 (a) SiteOne Landscape Supply, Inc 1,654,011
20,000 Snap-On, Inc 7,322,200
52,754 (a) StandardAero, Inc 1,629,571
60,670 Stanley Black & Decker, Inc 4,772,302
69,330 Textron, Inc 6,105,200
24,021 Timken Co 2,238,517
36,338 Toro Co 3,324,927
17,722 TransDigm Group, Inc 25,298,864
38,558 (a) Trex Co, Inc 1,597,072
24,484 United Rentals, Inc 19,147,957
7,766 Valmont Industries, Inc 3,460,219
2,433 W.W. Grainger, Inc 2,627,494
13,302 Watsco, Inc 5,140,558
19,053 WESCO International, Inc 5,514,510
66,355 Westinghouse Air Brake Technologies Corp 15,270,940
64,744 WillScot Mobile Mini Holdings Corp 1,296,822
22,807 Woodward Inc 7,248,977
95,462 Xylem, Inc 13,161,346
TOTAL CAPITAL GOODS 1,250,467,330
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
62,613 (a) Amentum Holdings, Inc 2,240,293
12,231 Automatic Data Processing, Inc 3,018,855
4,605 Broadridge Financial Solutions, Inc 907,692
8,243 (a) CACI International, Inc (Class A) 5,115,441
53,208 (a) Ceridian HCM Holding, Inc 3,685,718
146,407 (a),(b) Clarivate plc 387,979
19,380 (a) Clean Harbors, Inc 5,037,056
18,482 Concentrix Corp 690,303
23,637 (a) Copart, Inc 959,190
40,173 Equifax, Inc 8,090,842
11,239 (a) FTI Consulting, Inc 1,963,116
66,914 Genpact Ltd 2,950,907
45,040 Jacobs Solutions, Inc 6,092,110
44,782 KBR, Inc 1,917,117
50,298 Leidos Holdings, Inc 9,470,107
11,303 Manpower, Inc 410,638
13,829 (a) MSA Safety, Inc 2,449,807
19,607 (a) Parsons Corp 1,373,666
84,784 Paychex, Inc 8,743,774
8,989 Paycom Software, Inc 1,211,268
1,524 (a) Paylocity Holding Corp 205,710
66,485 RB Global, Inc 7,550,701
79,022 Republic Services, Inc 16,996,842
32,374 Robert Half International, Inc 1,120,464
18,439 Science Applications International Corp 1,876,353
82,837 SS&C Technologies Holdings, Inc 6,783,522
81,216 Tetra Tech, Inc 3,058,595
74,444 TransUnion 5,882,565
55,197 Veralto Corp 5,463,399
21,443 Verisk Analytics, Inc 4,662,995
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 120,317,025
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
1,026,662 (a) Amazon.com, Inc 245,680,217
10,392 (a) Autonation, Inc 2,130,152

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
5,481 (a) Autozone, Inc $ 20,303,213
86,898 Bath & Body Works, Inc 1,894,376
74,330 Best Buy Co, Inc 4,838,883
57,316 (a) Carmax, Inc 2,552,855
24,842 Dick's Sporting Goods, Inc 5,018,084
1,317 (b) Dillard's, Inc (Class A) 800,157
175,687 eBay, Inc 16,026,168
17,347 (a) Etsy, Inc 918,697
20,351 (a) Five Below, Inc 3,900,066
23,653 (a) Floor & Decor Holdings, Inc 1,560,152
165,094 (a) GameStop Corp (Class A) 3,942,445
91,199 Gap, Inc 2,551,748
51,865 Genuine Parts Co 7,208,716
91,380 Home Depot, Inc 34,230,034
8,416 Lithia Motors, Inc (Class A) 2,722,071
104,044 LKQ Corp 3,417,845
217,921 Lowe's Cos, Inc 58,197,982
105,482 Macy's, Inc 2,111,750
23,513 (a) Ollie's Bargain Outlet Holdings, Inc 2,593,719
26,199 (a) O'Reilly Automotive, Inc 2,578,244
7,409 Penske Auto Group, Inc 1,161,657
10,353 Pool Corp 2,630,594
6,726 (a) RH 1,337,331
98,432 Ross Stores, Inc 18,569,197
217,945 TJX Cos, Inc 32,650,340
13,181 (a) Ulta Beauty, Inc 8,532,852
5,919 (a) Valvoline, Inc 193,670
33,405 (a) Wayfair, Inc 3,457,083
39,432 Williams-Sonoma, Inc 8,069,759
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 501,780,057
CONSUMER DURABLES & APPAREL - 1.1%
63,364 (a) Amer Sports, Inc 2,321,023
16,927 (a) BK LC Lux Finco 2 Sarl 639,164
23,177 Brunswick Corp 1,859,259
10,015 Columbia Sportswear Co 553,629
20,673 (a) Crocs, Inc 1,734,878
101,736 DR Horton, Inc 15,142,386
63,912 (a) Garmin Ltd 12,887,216
50,234 Hasbro, Inc 4,486,399
79,167 Lennar Corp (Class A) 8,656,911
4,141 (a),(b) Lennar Corp (Class B) 419,318
16,840 (a) Lululemon Athletica, Inc 2,938,580
128,656 (a) Mattel, Inc 2,687,624
19,025 (a) Mohawk Industries, Inc 2,252,179
156,072 Newell Rubbermaid, Inc 663,306
446,570 Nike, Inc (Class B) 27,602,492
1,102 (a) NVR, Inc 8,414,574
75,345 Pulte Homes, Inc 9,424,906
16,240 PVH Corp 1,012,726
13,844 Ralph Lauren Corp 4,892,608
26,948 (a) SharkNinja Global SPV Ltd 3,185,254
6,994 Tapestry, Inc 887,609
37,821 Toll Brothers, Inc 5,464,756
9,913 (a) TopBuild Corp 4,639,780
84,897 (a),(b) Under Armour, Inc (Class A) 523,814
90,199 (a) Under Armour, Inc (Class C) 547,508
139,102 VF Corp 2,725,008
19,914 (b) Whirlpool Corp 1,592,921
30,517 (a) YETI Holdings, Inc 1,394,932
TOTAL CONSUMER DURABLES & APPAREL 129,550,760
CONSUMER SERVICES - 1.6%
200,212 ADT, Inc 1,601,696

Large Cap Value Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
105,453 Aramark $ 4,058,886
764 Booking Holdings, Inc 3,821,406
23,540 Boyd Gaming Corp 1,990,072
20,214 (a) Bright Horizons Family Solutions, Inc 1,872,423
78,725 (a) Caesars Entertainment, Inc 1,629,608
293,984 (a) Carnival Corp 8,825,400
7,678 (b) Choice Hotels International, Inc 789,298
4,170 Churchill Downs, Inc 410,161
2,396 Darden Restaurants, Inc 477,643
8,974 Domino's Pizza, Inc 3,682,301
11,349 (a) Flutter Entertainment plc 1,874,287
8,199 (a) Grand Canyon Education, Inc 1,425,314
40,101 H&R Block, Inc 1,581,984
16,431 (b) Hyatt Hotels Corp 2,569,316
8,510 (a) Liberty Live Holdings, Inc 684,544
17,634 (a) Liberty Live Holdings, Inc 1,456,216
19,386 Marriott International, Inc (Class A) 6,112,406
262,477 McDonald's Corp 82,680,255
83,692 (a) MGM Resorts International 2,807,030
17,600 (a) Norwegian Cruise Line Holdings Ltd 386,496
39,082 (a) Penn National Gaming, Inc 501,813
43,678 Restaurant Brands International, Inc 2,925,989
52,742 Service Corp International 4,242,039
384,503 Starbucks Corp 35,355,051
13,030 Travel & Leisure Co 906,106
2,604 Vail Resorts, Inc 346,514
17,698 (b) Wendy's Co 137,867
3,226 Wyndham Hotels & Resorts, Inc 234,821
31,218 Wynn Resorts Ltd 3,354,374
70,662 Yum! Brands, Inc 10,987,941
TOTAL CONSUMER SERVICES 189,729,257
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
151,206 (b) Albertsons Cos, Inc 2,517,580
42,506 (a) BJ's Wholesale Club Holdings, Inc 3,929,255
11,904 Casey's General Stores, Inc 7,219,776
86,308 Dollar General Corp 12,379,156
76,828 (a) Dollar Tree, Inc 9,034,204
236,986 Kroger Co 14,894,570
66,186 (a) Maplebear, Inc 2,459,472
49,495 (a) Performance Food Group Co 4,724,298
88,209 Sysco Corp 7,396,325
176,948 Target Corp 18,662,706
87,776 (a) US Foods Holding Corp 7,339,829
1,524,482 Walmart, Inc 181,626,785
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 272,183,956
ENERGY - 6.2%
142,607 Antero Midstream Corp 2,683,864
108,880 (a) Antero Resources Corp 3,959,966
132,943 APA Corp 3,511,025
386,068 Baker Hughes Co 21,635,251
297,655 Cabot Oil & Gas Corp 8,587,347
46,330 Cheniere Energy, Inc 9,799,722
87,756 Chesapeake Energy Corp 9,864,652
729,208 Chevron Corp 128,996,895
23,254 Chord Energy Corp 2,330,981
486,486 ConocoPhillips 50,706,436
236,436 Devon Energy Corp 9,507,091
72,842 Diamondback Energy, Inc 11,942,446
40,070 DT Midstream, Inc 5,049,621
212,014 EOG Resources, Inc 23,773,130
243,519 EQT Corp 14,058,352
1,644,670 Exxon Mobil Corp 232,556,337

SHARES DESCRIPTION VALUE
ENERGY (continued)
325,469 Halliburton Co $ 10,909,721
52,971 HF Sinclair Corp 2,753,962
754,933 Kinder Morgan, Inc 23,017,907
117,263 Marathon Petroleum Corp 20,660,568
46,549 Matador Resources Co 2,105,877
36,646 National Fuel Gas Co 3,069,102
141,961 NOV, Inc 2,604,984
269,505 Occidental Petroleum Corp 12,232,832
243,276 ONEOK, Inc 19,265,026
98,371 Ovintiv, Inc 4,276,187
260,312 Permian Resources Corp 4,198,833
144,437 Phillips 66 20,735,376
90,371 Range Resources Corp 3,420,542
537,385 Schlumberger Ltd 25,998,686
162,461 TechnipFMC plc 9,052,327
119,098 Valero Energy Corp 21,607,950
66,156 Viper Energy, Inc 2,801,045
26,509 Weatherford International plc 2,493,967
445,867 Williams Cos, Inc 29,989,014
TOTAL ENERGY 760,157,022
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.6%
45,896 Agree Realty Corp 3,315,068
73,057 Alexandria Real Estate Equities, Inc 3,991,834
135,275 American Homes 4 Rent 4,236,813
121,370 Americold Realty Trust, Inc 1,506,202
54,464 AvalonBay Communities, Inc 9,676,619
60,556 Boston Properties, Inc 3,916,157
127,102 Brixmor Property Group, Inc 3,405,063
41,289 Camden Property Trust 4,502,565
70,015 Cousins Properties, Inc 1,767,179
165,608 Crown Castle, Inc 14,376,430
88,526 CubeSmart 3,322,381
132,798 Digital Realty Trust, Inc 22,037,828
21,182 EastGroup Properties, Inc 3,847,498
28,322 EPR Properties 1,536,185
38,189 Equinix, Inc 31,350,496
71,777 Equity Lifestyle Properties, Inc 4,534,153
149,736 Equity Residential 9,331,548
24,887 Essex Property Trust, Inc 6,268,289
80,482 Extra Space Storage, Inc 11,104,102
34,034 Federal Realty Investment Trust 3,442,879
47,133 First Industrial Realty Trust, Inc 2,735,128
108,260 Gaming and Leisure Properties, Inc 4,844,635
126,237 Healthcare Realty Trust, Inc 2,119,519
283,155 Healthpeak Properties, Inc 4,881,592
47,835 Highwoods Properties, Inc 1,236,535
260,225 Host Hotels & Resorts Inc 4,821,969
234,531 Invitation Homes, Inc 6,269,014
111,957 Iron Mountain, Inc 10,314,598
44,162 Kilroy Realty Corp 1,522,706
267,829 Kimco Realty Corp 5,645,835
25,972 Lineage, Inc 927,460
199,920 Medical Properties Trust, Inc 1,003,598
45,430 Mid-America Apartment Communities, Inc 6,101,249
58,200 Millrose Properties, Inc 1,734,360
76,845 National Retail Properties, Inc 3,202,131
34,559 National Storage Affiliates Trust 1,099,322
115,162 Omega Healthcare Investors, Inc 5,053,309
75,680 Park Hotels & Resorts, Inc 827,182
361,899 Prologis, Inc 47,249,533
52,410 Public Storage, Inc 14,475,118
115,870 Rayonier, Inc 2,634,884

Large Cap Value Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
353,396 Realty Income Corp $ 21,613,699
68,919 Regency Centers Corp 5,022,128
97,267 Rexford Industrial Realty, Inc 3,942,232
40,847 SBA Communications Corp 7,520,341
98,155 Simon Property Group, Inc 18,778,033
77,385 STAG Industrial, Inc 2,902,711
39,132 Sun Communities, Inc 4,986,591
127,572 UDR, Inc 4,739,300
180,725 Ventas, Inc 14,036,911
414,610 VICI Properties, Inc 11,642,249
62,461 Vornado Realty Trust 1,991,257
267,464 Welltower, Inc 50,379,519
277,207 Weyerhaeuser Co 7,146,396
82,870 WP Carey, Inc 5,780,182
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 436,650,515
FINANCIAL SERVICES - 10.5%
10,344 Affiliated Managers Group, Inc 3,238,603
44,082 (a) Affirm Holdings, Inc 2,658,145
408,052 AGNC Investment Corp 4,651,793
94,249 Ally Financial, Inc 3,984,848
141,253 American Express Co 49,745,069
3,268 Ameriprise Financial, Inc 1,722,857
263,704 Annaly Capital Management, Inc 6,067,829
48,899 Apollo Global Management, Inc 6,578,871
252,610 Bank of New York Mellon Corp 30,292,991
718,013 (a) Berkshire Hathaway, Inc 345,026,787
59,357 BlackRock, Inc 66,416,922
132,768 (a) Block, Inc 8,023,170
101,814 (b) Brookfield Asset Management Ltd 5,061,174
10,785 (a),(b) Bullish 325,707
244,557 Capital One Financial Corp 53,540,864
101,432 Carlyle Group, Inc 5,962,173
40,803 Cboe Global Markets, Inc 10,815,243
606,068 Charles Schwab Corp 62,982,587
139,831 CME Group, Inc 40,419,549
77,578 (a) Coinbase Global, Inc 15,107,540
109,047 Corebridge Financial, Inc 3,361,919
1,570 (a),(b) Credit Acceptance Corp 782,237
15,211 (a) Euronet Worldwide, Inc 1,102,189
14,101 Evercore Partners, Inc (Class A) 4,981,460
14,500 Factset Research Systems, Inc 3,688,220
206,085 Fidelity National Information Services, Inc 11,386,196
11,016 (a),(b) Figure Technology Solutions, Inc 626,590
149,417 (a) Fiserv, Inc 9,522,345
123,141 Franklin Resources, Inc 3,278,013
1,074 (a),(b) Freedom Holding Corp 132,854
95,848 Global Payments, Inc 6,876,136
108,208 Goldman Sachs Group, Inc 101,218,845
5,675 Hamilton Lane, Inc 801,537
11,998 Houlihan Lokey, Inc 2,019,503
154,888 Interactive Brokers Group, Inc (Class A) 11,598,013
221,913 Intercontinental Exchange, Inc 38,564,041
141,087 Invesco Ltd 3,850,264
27,689 Jack Henry & Associates, Inc 4,962,146
47,393 Janus Henderson Group plc 2,281,025
47,268 Jefferies Financial Group, Inc 2,891,856
196,775 KKR & Co, Inc 22,483,511
30,780 (a) Lazard, Inc 1,653,502
14,646 MarketAxess Holdings, Inc 2,478,543
84,924 MGIC Investment Corp 2,286,154
448,232 Morgan Stanley 81,936,810
3,083 Morningstar, Inc 623,043

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
14,470 MSCI, Inc (Class A) $ 8,815,413
178,304 Nasdaq Stock Market, Inc 17,275,875
71,367 (a) Northern Trust Corp 10,664,371
44,836 OneMain Holdings, Inc 2,938,551
364,836 PayPal Holdings, Inc 19,223,209
69,833 Raymond James Financial, Inc 11,582,501
195,375 Rithm Capital Corp 2,137,402
250,268 (a) Robinhood Markets, Inc 24,896,661
376,705 Rocket Cos, Inc 6,754,321
117,955 S&P Global, Inc 62,255,469
38,684 SEI Investments Co 3,398,389
73,670 SLM Corp 2,000,141
405,774 (a) SoFi Technologies, Inc 9,255,705
136,166 Starwood Property Trust, Inc 2,441,456
108,133 State Street Corp 14,150,284
36,582 Stifel Financial Corp 4,510,561
142,049 Synchrony Financial 10,317,019
83,257 T Rowe Price Group, Inc 8,798,600
3,248 TPG, Inc 191,340
41,242 Tradeweb Markets, Inc 4,250,813
41,524 UWM Holdings Corp 203,883
30,117 Virtu Financial, Inc 1,250,157
36,030 Voya Financial, Inc 2,762,060
115,414 (b) Western Union Co 1,081,429
12,736 (a) WEX, Inc 1,960,070
141,023 XP, Inc 2,751,359
TOTAL FINANCIAL SERVICES 1,283,876,713
FOOD, BEVERAGE & TOBACCO - 3.5%
655,852 Altria Group, Inc 40,656,266
182,431 Archer-Daniels-Midland Co 12,279,431
3,106 (a) Boston Beer Co, Inc (Class A) 663,504
11,081 Brown-Forman Corp (Class A) 308,384
60,331 (b) Brown-Forman Corp (Class B) 1,651,260
50,922 Bunge Global S.A. 5,798,997
81,726 Campbell Soup Co 2,286,694
773,879 Coca-Cola Co 57,893,888
19,831 Coca-Cola Consolidated Inc 3,015,502
185,893 ConAgra Brands, Inc 3,440,879
56,727 Constellation Brands, Inc (Class A) 8,889,121
55,657 (a) Darling International, Inc 2,541,299
74,259 Flowers Foods, Inc 848,780
13,586 (a) Freshpet, Inc 946,944
209,281 General Mills, Inc 9,681,339
50,699 Hershey Co 9,873,630
111,939 Hormel Foods Corp 2,754,819
22,826 Ingredion, Inc 2,695,751
39,390 J.M. Smucker Co 4,130,435
494,241 Keurig Dr Pepper, Inc 13,561,973
335,018 Kraft Heinz Co 7,953,327
50,873 Lamb Weston Holdings, Inc 2,336,597
98,630 McCormick & Co, Inc 6,098,293
61,033 Molson Coors Brewing Co (Class B) 2,932,025
500,685 Mondelez International, Inc 29,275,052
460,142 PepsiCo, Inc 70,691,615
606,429 Philip Morris International, Inc 108,817,620
19,728 Pilgrim's Pride Corp 855,603
20,325 (a) Post Holdings, Inc 2,079,451
104,879 Primo Brands Corp 1,986,408
106 Seaboard Corp 538,722
28,768 Smithfield Foods, Inc 687,555

Large Cap Value Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
107,860 Tyson Foods, Inc (Class A) $ 7,046,494
TOTAL FOOD, BEVERAGE & TOBACCO 425,217,658
HEALTH CARE EQUIPMENT & SERVICES - 5.0%
673,898 Abbott Laboratories 73,657,051
33,886 (a),(b) Acadia Healthcare Co, Inc 455,428
26,189 (a) Align Technology, Inc 4,269,593
207,361 Baxter International, Inc 4,161,735
111,049 Becton Dickinson & Co 22,596,251
476,961 (a) Boston Scientific Corp 44,610,162
46,552 Cardinal Health, Inc 10,003,094
190,877 (a) Centene Corp 8,268,792
46,115 (a) Certara, Inc 405,351
5,142 Chemed Corp 2,196,354
94,282 Cigna Group 25,843,639
79,363 (a) Cooper Cos, Inc 6,458,561
487,340 CVS Health Corp 36,316,577
81,089 Dentsply Sirona, Inc 1,011,180
223,618 (a) Edwards Lifesciences Corp 18,193,560
86,857 Elevance Health, Inc 30,029,939
39,980 Encompass Health Corp 3,779,309
58,488 (a) Envista Holdings Corp 1,372,713
178,823 GE HealthCare Technologies, Inc 14,121,652
41,507 (a) Globus Medical, Inc 3,763,855
49,293 HCA, Inc 24,068,293
40,816 (a) Henry Schein, Inc 3,080,792
85,095 (a) Hologic, Inc 6,376,168
47,390 Humana, Inc 9,250,528
31,750 Labcorp Holdings, Inc 8,620,760
3,889 McKesson Corp 3,232,576
499,840 Medtronic plc 51,463,526
9,298 (a) Molina Healthcare, Inc 1,669,828
44,064 Quest Diagnostics, Inc 8,241,290
43,784 Resmed, Inc 11,309,845
58,613 (a) Solventum Corp 4,511,443
37,502 STERIS plc 9,848,025
99,548 Stryker Corp 36,788,959
17,106 Teleflex, Inc 1,785,353
33,760 (a) Tenet Healthcare Corp 6,390,093
354,223 UnitedHealth Group, Inc 101,637,205
20,826 Universal Health Services, Inc (Class B) 4,191,441
12,013 (a) Veeva Systems, Inc 2,449,691
77,776 Zimmer Biomet Holdings, Inc 6,771,956
TOTAL HEALTH CARE EQUIPMENT & SERVICES 613,202,568
HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
50,203 (a) BellRing Brands, Inc 1,248,549
94,001 Church & Dwight Co, Inc 9,047,596
47,654 Clorox Co 5,374,895
166,206 Colgate-Palmolive Co 15,006,740
80,837 (a) Coty, Inc 256,253
23,241 (a) elf Beauty, Inc 1,975,253
95,923 Estee Lauder Cos (Class A) 11,058,003
724,886 Kenvue, Inc 12,613,016
81,294 Kimberly-Clark Corp 8,128,587
914,265 Procter & Gamble Co 138,757,999
20,354 (a) Reynolds Consumer Products, Inc 471,602
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 203,938,493
INSURANCE - 3.4%
188,541 Aflac, Inc 20,918,624
102,392 Allstate Corp 20,374,984
27,916 American Financial Group, Inc 3,636,617
213,747 American International Group, Inc 16,005,375
5,989 Aon plc 2,093,994

SHARES DESCRIPTION VALUE
INSURANCE (continued)
138,226 (a) Arch Capital Group Ltd $ 13,275,225
19,300 (a) Assurant, Inc 4,595,909
18,417 Assured Guaranty Ltd 1,562,682
30,984 Axis Capital Holdings Ltd 3,196,929
20,605 (a) Brighthouse Financial, Inc 1,319,956
97,372 (a) Brown & Brown, Inc 7,020,521
142,182 Chubb Ltd 44,013,860
58,791 (a) Cincinnati Financial Corp 9,458,884
10,722 CNA Financial Corp 513,155
13,466 Everest Re Group Ltd 4,461,016
100,825 Fidelity National Financial, Inc 5,483,872
36,429 First American Financial Corp 2,301,584
92,487 Gallagher (Arthur J.) & Co 23,063,483
32,616 Globe Life, Inc 4,573,416
14,406 Hanover Insurance Group, Inc 2,508,661
110,009 Hartford Financial Services Group, Inc 14,857,816
21,758 Kemper Corp 857,483
63,575 Lincoln National Corp 2,645,356
67,044 Loews Corp 7,077,835
3,879 (a) Markel Corp 7,915,643
168,828 Marsh & McLennan Cos, Inc 31,771,741
215,031 (a) Metlife, Inc 16,961,645
93,517 Old Republic International Corp 3,663,061
12,581 Primerica, Inc 3,309,306
86,485 Principal Financial Group 8,191,859
216,496 Progressive Corp 45,031,168
135,247 Prudential Financial, Inc 15,027,294
25,067 Reinsurance Group of America, Inc (Class A) 5,082,334
18,443 RenaissanceRe Holdings Ltd 5,195,393
30,469 RLI Corp 1,780,304
87,106 Travelers Cos, Inc 24,782,528
62,674 Unum Group 4,761,344
111,027 W.R. Berkley Corp 7,614,232
959 White Mountains Insurance Group Ltd 1,961,088
37,367 Willis Towers Watson plc 11,862,902
TOTAL INSURANCE 410,729,079
MATERIALS - 4.2%
86,279 (a) Air Products & Chemicals, Inc 23,511,028
45,713 Albemarle Corp 7,800,009
99,677 Alcoa Corp 5,662,650
186,163 Amcor plc 8,237,713
171,901 AngloGold Ashanti PLC 15,964,446
24,532 Aptargroup, Inc 3,065,273
16,394 (a) Ashland, Inc 1,002,657
29,789 Avery Dennison Corp 5,526,157
91,513 (a) Axalta Coating Systems Ltd 3,073,007
103,425 Ball Corp 5,881,780
41,253 Celanese Corp (Series A) 1,833,283
64,164 CF Industries Holdings, Inc 5,982,010
214,654 (a) Cleveland-Cliffs, Inc 2,953,639
266,301 Corteva, Inc 19,386,713
264,227 CRH plc 32,344,027
44,046 Crown Holdings, Inc 4,610,735
275,149 Dow, Inc 7,580,355
162,561 DuPont de Nemours, Inc 7,139,679
11,600 Eagle Materials, Inc 2,364,196
45,170 Eastman Chemical Co 3,131,184
73,272 Ecolab, Inc 20,661,971
83,997 Element Solutions, Inc 2,444,313
71,239 FMC Corp 1,125,576
552,760 Freeport-McMoRan, Inc (Class B) 33,292,735
117,697 Graphic Packaging Holding Co 1,724,261

Large Cap Value Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
46,545 Huntsman Corp $ 503,617
99,257 International Flavors & Fragrances, Inc 6,929,131
199,729 International Paper Co 8,053,073
18,959 (a) James Hardie Industries plc 435,868
182,713 Linde plc 83,494,360
23,537 Louisiana-Pacific Corp 1,970,988
98,583 LyondellBasell Industries NV 4,830,567
23,488 Martin Marietta Materials, Inc 15,313,002
127,619 (a) Mosaic Co 3,509,523
51,278 (a),(b) MP Materials Corp 3,013,608
1,975 NewMarket Corp 1,324,810
427,514 Newmont Goldcorp Corp 48,031,198
89,781 Nucor Corp 15,955,879
31,642 Olin Corp 658,470
34,408 Packaging Corp of America 7,657,500
89,776 PPG Industries, Inc 10,380,799
20,200 Reliance Steel & Aluminum Co 6,655,900
32,530 Royal Gold, Inc 8,565,474
46,668 RPM International, Inc 4,991,609
18,764 Scotts Miracle-Gro Co (Class A) 1,205,024
58,982 Sealed Air Corp 2,470,166
8,036 Sherwin-Williams Co 2,849,887
31,151 Silgan Holdings, Inc 1,344,166
205,344 Smurfit WestRock plc 8,548,471
63,091 (a) Solstice Advanced Materials, Inc 3,897,131
38,764 Sonoco Products Co 1,860,672
33,261 Southern Copper Corp 6,330,234
49,680 Steel Dynamics, Inc 8,921,038
51,771 Vulcan Materials Co 15,559,256
8,796 Westlake Chemical Corp 697,699
TOTAL MATERIALS 512,258,517
MEDIA & ENTERTAINMENT - 6.9%
653,997 Alphabet, Inc 221,397,604
803,195 Alphabet, Inc (Class A) 271,479,910
32,266 (a) Charter Communications, Inc 6,650,668
1,397,322 Comcast Corp (Class A) 41,570,329
27,079 (a) DoubleVerify Holdings, Inc 292,995
97,593 Electronic Arts, Inc 19,901,165
81,946 Fox Corp (Class A) 5,964,030
60,382 Fox Corp (Class B) 3,959,248
31,137 (a) IAC, Inc 1,150,512
35,709 (a) Liberty Broadband Corp 1,717,960
4,845 (a) Liberty Broadband Corp (Class A) 232,657
6,403 (a) Liberty Media Corp-Liberty Formula One (Class A) 510,255
58,184 (a) Liberty Media Corp-Liberty Formula One (Class C) 5,063,172
6,999 (a) Madison Square Garden Sports Corp 1,984,566
90,816 Match Group, Inc 2,828,918
151,591 Meta Platforms, Inc 108,614,952
61,504 New York Times Co (Class A) 4,508,858
142,993 News Corp (Class A) 3,865,101
45,712 News Corp (Class B) 1,421,643
10,825 (a) Nexstar Media Group, Inc 2,299,014
9,400 (a),(b) NIQ Global Intelligence PLC 159,706
122,645 (b) Omnicom Group, Inc 9,448,571
111,716 (a) Pinterest, Inc 2,472,275
42,793 (a) Roku, Inc 4,073,894
76,130 (b) Sirius XM Holdings, Inc 1,549,246
47,330 (a) Take-Two Interactive Software, Inc 10,426,799
16,116 TKO Group Holdings, Inc 3,264,779
38,994 (a) Trump Media & Technology Group Corp 498,343
55,892 (a) Versant Media Group, Inc 1,820,961
704,833 Walt Disney Co 79,505,162

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
911,869 (a) Warner Bros Discovery, Inc $ 25,112,872
98,984 (a) ZoomInfo Technologies, Inc 796,821
TOTAL MEDIA & ENTERTAINMENT 844,542,986
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
111,255 Agilent Technologies, Inc 14,891,482
54,903 Amgen, Inc 18,770,238
265,213 (a) Avantor, Inc 2,896,126
55,432 (a) Biogen, Inc 9,971,662
74,490 (a) BioMarin Pharmaceutical, Inc 4,211,665
7,186 (a) Bio-Rad Laboratories, Inc (Class A) 2,110,528
60,921 Bio-Techne Corp 3,904,427
641,977 Bristol-Myers Squibb Co 35,340,834
42,197 Bruker BioSciences Corp 1,868,905
4,429 (a) Caris Life Sciences, Inc 102,576
19,599 (a) Charles River Laboratories International, Inc 4,125,198
245,023 Danaher Corp 53,633,084
187,837 (a) Elanco Animal Health, Inc 4,523,115
68,209 (a) Exact Sciences Corp 6,980,509
20,367 (a) Exelixis, Inc 842,379
354,147 Gilead Sciences, Inc 50,271,167
61,166 (a) Illumina, Inc 8,857,448
44,794 (a) Incyte Corp 4,482,536
6,532 (a) Insmed, Inc 1,024,675
2,299 (a) Ionis Pharmaceuticals, Inc 190,058
64,452 (a) IQVIA Holdings, Inc 14,833,628
22,941 (a) Jazz Pharmaceuticals plc 3,773,565
936,822 Johnson & Johnson 212,892,799
980,741 Merck & Co, Inc 108,146,310
7,941 (a) Mettler-Toledo International, Inc 10,904,899
140,384 (a) Moderna, Inc 6,186,723
5,712 (a) Neurocrine Biosciences, Inc 777,175
102,173 Organon & Co 872,557
45,067 PerkinElmer, Inc 4,903,290
67,305 Perrigo Co plc 956,404
2,209,924 Pfizer, Inc 58,430,391
76,006 QIAGEN NV 4,079,242
39,616 Regeneron Pharmaceuticals, Inc 29,373,283
17,728 (a) Repligen Corp 2,648,031
66,133 (a) REVOLUTION Medicines, Inc 6,411,594
156,470 (a) Roivant Sciences Ltd 3,382,881
148,585 Royalty Pharma plc 6,193,023
6,356 (a) Sarepta Therapeutics, Inc 129,281
77,920 (a) Sotera Health Co 1,411,910
146,981 Thermo Fisher Scientific, Inc 85,044,676
16,874 (a) United Therapeutics Corp 7,922,174
444,045 Viatris, Inc 5,812,549
42,658 (a),(b) Viking Therapeutics, Inc 1,238,788
10,591 (a) Waters Corp 3,926,296
27,842 West Pharmaceutical Services, Inc 6,434,843
34,991 Zoetis, Inc 4,367,577
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 820,052,501
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
103,147 (a) CBRE Group, Inc 17,569,029
139,594 (a) CoStar Group, Inc 8,585,031
9,872 (a) Howard Hughes Holdings, Inc 806,148
13,175 (a) Jones Lang LaSalle, Inc 4,715,464
19,256 (a) Zillow Group, Inc (Class A) 1,198,493
62,064 (a) Zillow Group, Inc (Class C) 3,911,894
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 36,786,059
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
260,249 (a) Advanced Micro Devices, Inc 61,608,746
47,890 (a) Allegro MicroSystems, Inc 1,767,620

Large Cap Value Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
48,317 Amkor Technology, Inc $ 2,335,161
193,044 Analog Devices, Inc 60,013,519
223,571 Applied Materials, Inc 72,061,405
20,875 (a) Cirrus Logic, Inc 2,720,848
47,306 Entegris, Inc 5,585,419
40,056 (a) First Solar, Inc 9,033,429
35,560 (a) GLOBALFOUNDRIES, Inc 1,500,632
1,717,611 (a) Intel Corp 79,817,383
7,820 (a) Lattice Semiconductor Corp 629,666
17,773 (a) MACOM Technology Solutions Holdings, Inc 3,893,353
314,870 Marvell Technology, Inc 24,849,540
206,378 Microchip Technology, Inc 15,668,218
434,951 Micron Technology, Inc 180,452,471
24,419 MKS Instruments, Inc 5,748,477
160,830 (a) ON Semiconductor Corp 9,632,109
13,654 (a) Onto Innovation, Inc 2,758,791
81,280 Qnity Electronics, Inc 7,817,510
32,808 (a) Qorvo, Inc 2,562,633
324,314 QUALCOMM, Inc 49,162,759
58,124 Skyworks Solutions, Inc 3,240,994
61,335 (a) Teradyne, Inc 14,784,802
208,962 Texas Instruments, Inc 45,041,759
17,943 Universal Display Corp 2,060,215
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 664,747,459
SOFTWARE & SERVICES - 3.2%
243,617 Accenture plc 64,227,186
54,798 (a) Akamai Technologies, Inc 5,323,626
41,259 Amdocs Ltd 3,380,762
492,585 (a),(b) Aurora Innovation, Inc 2,068,857
35,700 (a) BILL Holdings, Inc 1,541,169
229,570 (a) CCC Intelligent Solutions Holdings, Inc 1,740,141
15,655 (a) Circle Internet Group, Inc 1,000,824
188,448 Cognizant Technology Solutions Corp (Class A) 15,464,043
20,053 (a) DocuSign, Inc 1,053,585
22,677 Dolby Laboratories, Inc (Class A) 1,455,637
49,012 (a) Dropbox, Inc 1,248,826
76,594 (a) DXC Technology Co 1,105,251
20,930 (a) EPAM Systems, Inc 4,365,998
1,586 (a) Fair Isaac Corp 2,320,588
189,825 Gen Digital, Inc 4,553,902
15,923 (a) Globant S.A. 1,064,930
362,174 International Business Machines Corp 111,078,766
88,355 (a) Kyndryl Holdings, Inc 2,032,165
99,395 (a) MicroStrategy, Inc (Class A) 14,880,425
28,032 (a) MongoDB, Inc 10,409,122
37,435 (a) nCino OpCo, Inc 799,237
77,078 (a) Nutanix, Inc 3,031,478
39,184 (a) Okta, Inc 3,310,264
23,738 Pegasystems, Inc 1,037,113
39,668 (a) PTC, Inc 6,193,365
40,981 Roper Industries, Inc 15,213,377
21,315 (a) Rubrik, Inc 1,192,574
24,560 (a),(b) SailPoint, Inc 385,346
322,706 Salesforce, Inc 68,507,257
33,119 (a) SentinelOne, Inc 463,004
19,397 (a) Synopsys, Inc 9,021,836
30,031 (a) Teradata Corp 856,484
93,803 (a) Trimble Inc 6,341,083
45,024 (a) Twilio, Inc 5,423,591
2,726 (a) Tyler Technologies, Inc 1,006,984
155,988 (a) UiPath, Inc 1,963,889
121,713 (a) Unity Software, Inc 3,541,848

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
32,169 VeriSign, Inc $ 7,856,635
103,542 (a) Zoom Video Communications, Inc 9,536,218
TOTAL SOFTWARE & SERVICES 395,997,386
TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
19,431 (a) Arrow Electronics, Inc 2,574,413
36,057 Avnet, Inc 2,249,596
47,928 CDW Corp 6,057,620
55,264 (a) Ciena Corp 13,916,028
1,549,298 Cisco Systems, Inc 121,341,019
61,224 Cognex Corp 2,371,818
60,670 (a) Coherent Corp 12,872,961
303,534 Corning, Inc 31,339,885
21,764 Crane NXT Co 1,099,517
106,101 Dell Technologies, Inc 12,142,198
22,386 (a) F5 Networks, Inc 6,169,805
142,501 (a) Flextronics International Ltd 8,983,263
514,538 Hewlett Packard Enterprise Co 11,072,858
360,099 HP, Inc 7,000,325
5,656 (b) Ingram Micro Holding Corp 119,455
8,327 (a) IPG Photonics Corp 769,498
13,768 Jabil Inc 3,265,632
67,839 (a) Keysight Technologies, Inc 14,675,611
9,838 Littelfuse, Inc 3,185,151
25,139 (a) Lumentum Holdings, Inc 9,850,466
37,744 Motorola Solutions, Inc 15,193,470
46,048 NetApp, Inc 4,436,725
15,909 (a) Pure Storage, Inc 1,106,312
46,227 Ralliant Corp 2,448,644
52,989 (a) SanDisk Corp 30,534,911
112,330 (a),(b) Super Micro Computer, Inc 3,269,926
29,161 TD SYNNEX Corp 4,626,976
17,773 (a) Teledyne Technologies, Inc 11,024,592
57,307 Vontier Corp 2,149,013
131,313 Western Digital Corp 32,858,452
19,777 (a) Zebra Technologies Corp (Class A) 4,647,199
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 383,353,339
TELECOMMUNICATION SERVICES - 1.5%
5,354 (a),(b) AST SpaceMobile, Inc 595,418
2,689,229 AT&T, Inc 70,484,692
43,240 (a),(c) GCI Liberty, Inc 432
969 (a) GCI Liberty, Inc 36,309
7,141 (a) GCI Liberty, Inc 264,146
35,000 Iridium Communications, Inc 697,200
71,090 (a) Liberty Global Ltd 788,388
44,607 (a) Liberty Global Ltd 494,246
42,087 (a) Millicom International Cellular S.A. 2,568,570
187,706 T-Mobile US, Inc 37,017,500
1,642,881 Verizon Communications, Inc 73,141,062
TOTAL TELECOMMUNICATION SERVICES 186,087,963
TRANSPORTATION - 2.2%
35,844 (a) Alaska Air Group, Inc 1,821,950
3,876 (a),(b) Amerco, Inc 219,188
229,129 (a) American Airlines Group, Inc 3,047,416
4,007 (a),(b) Avis Budget Group, Inc 460,765
45,927 CH Robinson Worldwide, Inc 8,953,469
729,092 CSX Corp 27,530,514
248,886 Delta Air Lines, Inc 16,399,098
52,940 Expeditors International Washington, Inc 8,498,988
83,193 FedEx Corp 26,808,944
41,223 (a) GXO Logistics, Inc 2,332,809
30,539 (a) JB Hunt Transport Services, Inc 6,190,866
21,956 (a) Kirby Corp 2,583,343

Large Cap Value Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
60,269 Knight-Swift Transportation Holdings, Inc $ 3,320,822
12,738 (a) Landstar System, Inc 1,902,548
139,712 (a) Lyft, Inc (Class A) 2,356,941
88,550 Norfolk Southern Corp 25,789,302
67,149 Old Dominion Freight Line 11,630,207
15,759 Ryder System, Inc 3,014,381
9,849 (a) Saia, Inc 3,298,135
21,540 Schneider National, Inc 578,134
166,490 Southwest Airlines Co 7,911,605
25,697 U-Haul Holding Co 1,318,513
214,220 Union Pacific Corp 50,363,122
127,207 (a) United Airlines Holdings, Inc 13,015,820
286,996 United Parcel Service, Inc (Class B) 30,484,715
34,661 (a) XPO, Inc 5,133,641
TOTAL TRANSPORTATION 264,965,236
UTILITIES - 4.2%
278,299 AES Corp 4,077,080
99,411 Alliant Energy Corp 6,552,179
103,861 Ameren Corp 10,726,764
210,287 American Electric Power Co, Inc 25,187,126
75,251 American Water Works Co, Inc 9,717,162
63,630 Atmos Energy Corp 10,584,214
50,871 (b) Brookfield Renewable Corp 2,118,269
252,086 Centerpoint Energy, Inc 10,005,293
18,197 Clearway Energy, Inc (Class A) 614,513
34,795 Clearway Energy, Inc (Class C) 1,257,839
119,770 CMS Energy Corp 8,562,357
141,344 Consolidated Edison, Inc 15,071,511
121,380 Constellation Energy Corp 34,068,938
326,082 Dominion Energy, Inc 19,620,354
79,783 DTE Energy Co 10,721,240
302,978 Duke Energy Corp 36,766,380
149,419 Edison International 9,305,815
174,446 Entergy Corp 16,727,627
112,031 Essential Utilities, Inc 4,345,683
92,715 Evergy, Inc 7,114,022
144,695 Eversource Energy 10,002,765
394,306 Exelon Corp 17,657,023
209,071 FirstEnergy Corp 9,897,421
22,197 Idacorp, Inc 2,947,540
71,768 MDU Resources Group, Inc 1,471,962
811,876 NextEra Energy, Inc 71,363,900
186,070 NiSource, Inc 8,241,040
81,213 OGE Energy Corp 3,547,384
854,012 PG&E Corp 13,168,865
48,340 Pinnacle West Capital Corp 4,522,690
283,629 (b) PPL Corp 10,281,551
195,126 Public Service Enterprise Group, Inc 16,070,577
253,086 Sempra Energy 22,021,013
428,731 Southern Co 38,289,966
17,979 (a) Talen Energy Corp 6,263,165
84,102 UGI Corp 3,373,331
128,960 WEC Energy Group, Inc 14,272,003
230,705 Xcel Energy, Inc 17,547,422
TOTAL UTILITIES 514,083,984
TOTAL COMMON STOCKS
(Cost $7,209,359,166) 12,153,692,903

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.3%
190,492 (b) iShares Russell 1000 Value ETF $ 41,881,572
TOTAL INVESTMENT COMPANIES
(Cost $39,512,999) 41,881,572
TOTAL LONG-TERM INVESTMENTS
(Cost $7,248,872,165) 12,195,574,475
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
20,910,569 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(e) 20,910,569
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $20,910,569) 20,910,569
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 3,597,000 (f) Fixed Income Clearing Corporation 3 .660 02/02/26 3,597,000
TOTAL REPURCHASE AGREEMENT 3,597,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,597,000) 3,597,000
TOTAL INVESTMENTS - 100.1%
(Cost $7,273,379,734) 12,220,082,044
OTHER ASSETS & LIABILITIES, NET - (0.1)% (17,148,385)
NET ASSETS - 100.0% $ 12,202,933,659
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $83,750,373.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $3,598,097 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $3,668,997.

Large Cap Value Index

Portfolio of Investments January 31, 2026
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Value Index
Long-Term Investments
:
Common stocks $12,153,692,471 $— $432 $12,153,692,903
Investment companies 41,881,572 — — 41,881,572
Investments purchased with collateral from securities lending 20,910,569 — — 20,910,569
Short-Term Investments
:
Repurchase agreement — 3,597,000 — 3,597,000
Total $12,216,484,612 $3,597,000 $432 $12,220,082,044
1 1 1 1 1

Portfolio of Investments January 31, 2026
Small Cap Blend Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 1.1%
100,369 (a) Adient plc $ 2,087,675
144,142 (a) American Axle & Manufacturing Holdings, Inc 1,148,812
20,226 (a) Cooper-Standard Holdings, Inc 634,490
140,220 Dana Inc 4,052,358
33,773 (a) Dorman Products, Inc 4,194,606
171,772 (a),(b) Faraday Future Intelligent Electric, Inc 178,643
50,710 (a) Fox Factory Holding Corp 933,064
192,104 Garrett Motion, Inc 3,465,556
37,576 (a) Gentherm, Inc 1,200,929
334,156 (a) Goodyear Tire & Rubber Co 3,144,408
90,391 (a) Holley, Inc 348,005
28,964 LCI Industries 4,248,729
47,805 (a),(b) Livewire Group, Inc 111,864
17,089 (a) Motorcar Parts of America, Inc 212,416
38,846 Patrick Industries, Inc 4,901,200
45,392 (a) Phinia, Inc 3,230,549
185,930 (a) Solid Power, Inc 832,966
25,814 Standard Motor Products, Inc 1,030,753
5,027 (a) Strattec Security Corp 397,736
33,667 Visteon Corp 3,058,984
34,590 Winnebago Industries, Inc 1,588,027
30,392 (a) XPEL, Inc 1,565,492
TOTAL AUTOMOBILES & COMPONENTS 42,567,262
BANKS - 9.8%
20,963 (a) 1st Source Corp 1,411,439
13,360 (a) ACNB Corp 674,947
28,670 Amalgamated Financial Corp 1,113,543
45,898 (a) Amerant Bancorp, Inc 995,987
80,741 Ameris Bancorp 6,509,339
10,397 (b) Ames National Corp 271,362
20,287 (a) Arrow Financial Corp 685,903
202,674 (a) Associated Banc-Corp 5,524,893
173,976 Atlantic Union Bankshares Corp 6,757,228
1,536 (a) Avidbank Holdings, Inc 44,698
66,455 (a) Axos Financial, Inc 6,578,380
152,048 Banc of California, Inc 3,037,919
25,410 Bancfirst Corp 2,793,830
50,087 (a) Bancorp, Inc 2,977,171
11,287 (a) Bank First Corp 1,574,988
48,204 (a) Bank of Hawaii Corp 3,604,695
19,080 (a) Bank of Marin Bancorp 512,298
50,947 Bank of NT Butterfield & Son Ltd 2,639,055
4,212 Bank7 Corp 187,181
89,926 BankUnited, Inc 4,268,787
8,096 (a) Bankwell Financial Group, Inc 390,146
42,154 Banner Corp 2,606,803
20,159 (a) Bar Harbor Bankshares 683,592
12,869 BayCom Corp 375,517
17,299 (a) BCB Bancorp, Inc 136,489
102,103 Berkshire Hills Bancorp, Inc 2,894,620
18,274 (a) Blue Foundry Bancorp 240,303
83,425 Blue Ridge Bankshares, Inc 354,556
25,156 (a) Bridgewater Bancshares, Inc 483,247
16,607 (a) Burke & Herbert Financial Services Corp 1,087,426
32,870 (a) Business First Bancshares, Inc 925,948
11,285 (a) BV Financial, Inc 215,769
35,605 (a) Byline Bancorp, Inc 1,136,868
3,965 C&F Financial Corp 298,565

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
21,193 Camden National Corp $ 1,008,151
11,310 (a) Capital Bancorp, Inc 347,443
17,646 Capital City Bank Group, Inc 736,897
144,623 (a) Capitol Federal Financial, Inc 1,052,855
24,190 (a) Carter Bankshares, Inc 517,908
81,184 Cathay General Bancorp 4,154,997
5,991 (a) CB Financial Services, Inc 214,658
33,080 Central Pacific Financial Corp 1,077,416
2,148 CF Bankshares, Inc 62,528
3,091 (a) Chain Bridge Bancorp, Inc 108,927
5,407 Chemung Financial Corp 328,583
14,640 ChoiceOne Financial Services, Inc 420,022
17,196 (a) Citizens & Northern Corp 391,381
8,223 (a) Citizens Community Bancorp, Inc 149,165
5,934 Citizens Financial Services, Inc 375,326
16,297 City Holding Co 2,005,998
21,963 (a) Civista Bancshares, Inc 529,967
36,647 CNB Financial Corp 1,015,122
15,866 (a) Coastal Financial Corp 1,519,646
5,068 (a),(b) CoastalSouth Bancshares, Inc 121,480
15,248 (a) Colony Bankcorp, Inc 296,726
35,116 (a) Columbia Financial, Inc 571,337
4,928 (a) Commercial Bancgroup, Inc 129,804
62,893 (a) Community Bank System, Inc 3,930,813
19,857 (a) Community Trust Bancorp, Inc 1,225,177
20,065 (a) Community West Bancshares 480,958
58,564 ConnectOne Bancorp, Inc 1,558,974
37,753 (a) Customers Bancorp, Inc 2,983,242
159,932 CVB Financial Corp 3,152,260
49,298 Dime Community Bancshares, Inc 1,677,118
5,674 (a) Eagle Bancorp Montana, Inc 123,183
35,296 (a) Eagle Bancorp, Inc 944,521
5,999 (a) Eagle Financial Services, Inc 229,822
265,260 (a) Eastern Bankshares, Inc 5,433,851
9,947 (a) ECB Bancorp, Inc 175,863
44,873 (a) Enterprise Financial Services Corp 2,573,467
18,451 Equity Bancshares, Inc 850,960
9,281 Esquire Financial Holdings, Inc 989,633
16,904 Farmers & Merchants Bancorp, Inc 453,534
39,219 (a) Farmers National Banc Corp 509,063
14,503 (a) FB Bancorp, Inc 187,959
50,810 (a) FB Financial Corp 2,923,099
6,177 (a) Fidelity D&D Bancorp, Inc 276,112
24,345 Financial Institutions, Inc 801,924
4,346 Finward Bancorp 159,259
11,793 (a) Finwise Bancorp 206,495
49,515 First Bancorp 2,868,404
189,265 First BanCorp 4,186,542
13,531 First Bancorp, Inc 370,073
23,987 (a) First Bank 400,103
102,725 First Busey Corp 2,532,171
9,719 (a) First Business Financial Services, Inc 557,093
4,191 First Capital Inc 246,934
128,462 (a) First Commonwealth Financial Corp 2,316,170
16,239 (a) First Community Bancshares, Inc 584,929
9,607 (a) First Community Corp 281,677
122,950 (a) First Financial Bancorp 3,533,583
164,380 First Financial Bankshares, Inc 5,230,572
14,418 First Financial Corp 939,477
80,266 (a) First Foundation, Inc 504,070
5,741 First Internet Bancorp 125,096
109,244 First Interstate BancSystem, Inc 3,874,885

SHARES DESCRIPTION VALUE
BANKS (continued)
70,430 First Merchants Corp $ 2,800,297
25,097 (a) First Mid Bancshares, Inc 1,056,584
10,116 First National Corp 266,557
4,659 First Savings Financial Group, Inc 158,313
7,837 First United Corp 300,392
11,035 (a) First Western Financial, Inc 277,530
16,376 (a) Firstsun Capital Bancorp 646,524
18,829 (a) Five Star Bancorp 746,005
38,663 Flushing Financial Corp 610,489
5,378 (a) Franklin Financial Services Corp 274,332
8,212 (a) FS Bancorp, Inc 344,740
222,854 Fulton Financial Corp 4,601,935
17,596 FVCBankcorp, Inc 266,403
11,689 (a),(b) GBank Financial Holdings, Inc 380,243
44,179 (a) German American Bancorp, Inc 1,858,611
154,601 Glacier Bancorp, Inc 7,835,179
10,719 Great Southern Bancorp, Inc 657,932
9,442 (a) Greene County Bancorp, Inc 221,320
103,347 (a) Hancock Whitney Corp 7,110,274
37,385 Hanmi Financial Corp 993,319
6,153 (a),(b) Hanover Bancorp, Inc 142,134
7,505 (a) Hawthorn Bancshares Inc 265,752
14,600 HBT Financial, Inc 393,908
74,975 (a) Heritage Commerce Corp 954,432
42,683 Heritage Financial Corp 1,101,648
53,627 (a) Hilltop Holdings, Inc 2,008,331
2,081 Hingham Institution For Savings The 621,074
9,112 (a) Home Bancorp, Inc 543,895
229,500 Home Bancshares, Inc 6,632,550
57,270 HomeStreet, Inc 858,477
18,212 (a) HomeTrust Bancshares, Inc 785,301
154,369 (a) Hope Bancorp, Inc 1,849,341
56,022 Horizon Bancorp, Inc 987,108
61,384 Independent Bank Corp 4,958,600
25,295 Independent Bank Corp 889,119
66,457 International Bancshares Corp 4,628,065
12,280 Investar Holding Corp 349,366
15,873 (a) John Marshall Bancorp, Inc 327,619
69,147 (a) Kearny Financial Corp 538,655
31,070 Lakeland Financial Corp 1,851,772
6,027 (a) Landmark Bancorp, Inc 162,669
13,925 LCNB Corp 238,257
28,662 (a) LINKBANCORP, Inc 250,793
43,534 Live Oak Bancshares, Inc 1,739,619
9,161 (a) MainStreet Bancshares Inc 196,137
19,020 (a) Mercantile Bank Corp 988,660
11,842 (a) Meridian Corp 224,169
21,068 (a) Metrocity Bankshares, Inc 593,486
11,773 Metropolitan Bank Holding Corp 1,090,180
24,232 (a) Mid Penn Bancorp, Inc 799,414
10,348 Middlefield Banc Corp 347,072
25,171 Midland States Bancorp, Inc 575,157
20,723 MidWestOne Financial Group, Inc 959,889
14,402 MVB Financial Corp 406,712
46,727 (a) National Bank Holdings Corp 1,877,491
7,584 National Bankshares, Inc 276,133
51,082 (a) NB Bancorp, Inc 1,109,501
62,663 (a) NBT Bancorp, Inc 2,784,117
371,337 New York Community Bancorp, Inc 4,909,075
16,327 (a) Nicolet Bankshares, Inc 2,383,415
9,611 (a) Northeast Bank 1,107,476
16,152 Northeast Community Bancorp, Inc 381,187

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
40,192 Northfield Bancorp, Inc $ 495,165
21,275 Northpointe Bancshares, Inc 366,781
27,332 (a) Northrim BanCorp, Inc 643,942
177,977 (a) Northwest Bancshares, Inc 2,292,344
9,670 Norwood Financial Corp 294,258
8,516 (a) Oak Valley Bancorp 272,086
69,832 OceanFirst Financial Corp 1,309,350
54,030 (a) OFG Bancorp 2,177,409
4,902 Ohio Valley Banc Corp 201,717
427,320 Old National Bancorp 10,439,428
55,606 Old Second Bancorp, Inc 1,103,223
15,306 (a) OP Bancorp 213,978
13,750 Orange County Bancorp, Inc 423,775
36,641 (a) Origin Bancorp, Inc 1,569,334
23,539 (a) Orrstown Financial Services, Inc 847,875
18,173 (a) Park National Corp 2,961,109
11,704 Parke Bancorp, Inc 319,636
27,944 Pathward Financial, Inc 2,523,064
82,285 (a) Patriot National Bancorp, Inc 126,719
14,201 (a) PCB Bancorp 318,670
20,852 Peapack Gladstone Financial Corp 661,425
4,298 (a) Peoples Bancorp of North Carolina, Inc 157,436
41,706 Peoples Bancorp, Inc 1,356,279
10,009 Peoples Financial Services Corp 521,469
12,534 (a) Pioneer Bancorp, Inc 177,356
7,368 (a) Plumas Bancorp 369,210
23,086 (a) Ponce Financial Group, Inc 387,383
14,830 Preferred Bank 1,271,969
26,528 (a) Primis Financial Corp 357,597
6,731 (a) Princeton Bancorp, Inc 243,864
157,303 Provident Financial Services, Inc 3,482,688
20,409 QCR Holdings, Inc 1,842,116
20,038 RBB Bancorp 415,588
5,706 Red River Bancshares, Inc 473,940
114,979 Renasant Corp 4,335,858
10,738 (a) Republic Bancorp, Inc (Class A) 779,686
5,582 (a),(b) Rhinebeck Bancorp, Inc 64,974
11,813 Richmond Mutual Bancorporation, Inc 165,736
13,061 Riverview Bancorp, Inc 67,525
46,841 (a) S&T Bancorp, Inc 1,997,300
7,690 (a) SB Financial Group, Inc 175,563
106,632 Seacoast Banking Corp of Florida 3,565,774
63,060 ServisFirst Bancshares, Inc 5,161,461
39,076 Shore Bancshares, Inc 741,272
15,717 (a) Sierra Bancorp 556,539
172,776 Simmons First National Corp (Class A) 3,512,536
18,886 SmartFinancial, Inc 753,929
2,724 (a) Sound Financial Bancorp, Inc 119,584
15,988 (a) South Plains Financial, Inc 666,060
28,913 Southern California Bancorp 520,145
10,600 (a) Southern First Bancshares, Inc 582,364
10,863 (a) Southern Missouri Bancorp, Inc 679,698
32,999 Southside Bancshares, Inc 1,062,238
9,966 (b) SR Bancorp, Inc 165,834
57,835 Stellar Bancorp, Inc 2,147,992
23,940 (c) Sterling Bancorp, Inc 239
32,285 Stock Yards Bancorp, Inc 2,185,372
54,495 (a) Texas Capital Bancshares, Inc 5,513,259
16,735 (a) Third Coast Bancshares, Inc 678,772
9,087 (a) Timberland Bancorp, Inc 353,848
17,149 (a) Tompkins Trustco, Inc 1,373,978
87,202 Towne Bank 3,052,070

SHARES DESCRIPTION VALUE
BANKS (continued)
37,265 Trico Bancshares $ 1,856,542
27,950 (a) Triumph Financial, Inc 1,763,366
24,121 TrustCo Bank Corp NY 1,046,851
68,527 (a) Trustmark Corp 2,913,768
88,620 UMB Financial Corp 11,267,147
4,715 (b) Union Bankshares, Inc 117,356
170,374 United Bankshares, Inc 7,211,931
149,157 United Community Banks, Inc 5,135,476
17,886 United Security Bancshares 192,096
9,491 Unity Bancorp, Inc 512,134
35,576 (a) Univest Financial Corp 1,178,989
15,236 (a) USCB Financial Holdings, Inc 287,199
591,956 Valley National Bancorp 7,375,772
5,470 (a) Virginia National Bankshares Corp 223,832
91,902 Washington Federal, Inc 2,997,843
23,311 Washington Trust Bancorp, Inc 801,199
115,478 WesBanco, Inc 4,075,219
16,383 (a) West Bancorporation, Inc 388,769
30,355 (a) Westamerica Bancorporation 1,535,356
24,005 (a) Western New England Bancorp, Inc 322,387
68,268 (a) WSFS Financial Corp 4,418,988
TOTAL BANKS 364,243,639
CAPITAL GOODS - 14.4%
165,797 (a) 3D Systems Corp 371,385
47,044 (a) AAR Corp 4,982,430
45,168 Aebi Schmidt Holding AG. 661,260
46,078 (a) Aerovironment, Inc 12,827,654
45,030 (a) AerSale Corp 337,275
28,016 (a) AirJoule Technologies Corp 90,212
8,518 (a),(b) AIRO Group Holdings, Inc 87,650
12,618 Alamo Group, Inc 2,464,422
36,390 Albany International Corp (Class A) 2,019,281
46,495 (a) Alliance Laundry Holdings, Inc 1,026,610
18,217 Allied Motion Technologies, Inc 1,111,419
22,341 Alta Equipment Group, Inc 151,025
39,038 (a) Ameresco, Inc 1,223,451
53,493 (a) American Superconductor Corp 1,600,511
18,429 (a) American Woodmark Corp 1,094,498
134,176 (a) Amprius Technologies, Inc 1,669,149
25,979 (a) Apogee Enterprises, Inc 964,600
769,299 (a) Archer Aviation, Inc 5,531,260
59,153 Arcosa, Inc 6,771,244
16,098 Argan, Inc 5,587,777
186,039 (a) Array Technologies, Inc 2,106,892
27,965 Astec Industries, Inc 1,362,455
37,343 (a) Astronics Corp 2,828,732
41,110 Atkore, Inc 2,855,089
101,858 Atmus Filtration Technologies, Inc 5,904,708
36,159 AZZ, Inc 4,494,202
265,618 (a) Bloom Energy Corp 40,206,597
38,759 (a) Blue Bird Corp 1,949,965
10,137 (a) BlueLinx Holdings, Inc 705,130
46,263 Boise Cascade Co 3,738,513
18,047 (a) Bowman Consulting Group Ltd 628,577
25,802 (b) Brookfield Business Corp 920,099
22,107 (a),(b) Byrna Technologies, Inc 303,087
34,408 Cadre Holdings, Inc 1,376,664
34,810 (a) CECO Environmental Corp 2,347,238
94,309 (a) Centuri Holdings, Inc 2,602,928
55,204 (a) Chart Industries, Inc 11,445,997
35,735 (a) Columbus McKinnon Corp 753,294
78,551 (a),(b) Complete Solaria, Inc 135,108

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
32,351 (a) Concrete Pumping Holdings, Inc $ 186,989
57,334 (a) Construction Partners, Inc 6,299,860
19,886 CSW Industrials, Inc 5,368,822
78,579 (a) Custom Truck One Source, Inc 496,619
221,358 (a) DNOW, Inc 3,362,428
27,803 Douglas Dynamics, Inc 1,047,617
17,595 (a) Ducommun, Inc 1,994,393
15,391 (a) DXP Enterprises, Inc 2,001,600
34,226 (a) Dycom Industries, Inc 12,471,612
6,955 (a) Eastern Co 130,058
65,261 (a) Energy Recovery, Inc 952,158
64,994 Enerpac Tool Group Corp 2,623,158
45,554 EnerSys 8,208,375
205,304 (a),(b) Enovix Corp 1,359,112
25,796 EnPro Industries, Inc 6,159,569
376,287 (a),(b) Eos Energy Enterprises, Inc 5,508,842
31,777 ESCO Technologies, Inc 7,250,558
115,165 (a) Eve Holding, Inc 453,750
6,471 EVI Industries, Inc 166,305
73,257 Federal Signal Corp 7,918,349
25,402 (a) Firefly Aerospace, Inc 640,130
74,105 (a) Fluence Energy, Inc 2,280,211
196,561 (a) Fluor Corp 9,079,153
47,135 (a) Franklin Electric Co, Inc 4,695,589
162,203 (a),(b) Freyr Battery, Inc 1,351,151
43,832 GATX Corp 7,973,479
13,295 (a) Gencor Industries, Inc 190,650
36,479 (a) Gibraltar Industries, Inc 1,869,914
14,646 Global Industrial Co 447,582
26,223 (a) Gorman-Rupp Co 1,428,891
11,982 (a) Graham Corp 837,781
53,400 Granite Construction, Inc 6,447,516
82,913 (a) Great Lakes Dredge & Dock Corp 1,242,037
37,629 Greenbrier Cos, Inc 1,897,254
45,582 Griffon Corp 3,712,654
40,604 Helios Technologies, Inc 2,630,327
39,215 Herc Holdings, Inc 5,621,078
86,277 Hillenbrand, Inc 2,753,099
244,709 (a) Hillman Solutions Corp 2,292,923
46,787 (a) Hudson Technologies, Inc 335,463
152,570 (a),(b) Hyliion Holdings Corp 312,768
14,685 Hyster-Yale Materials Handling, Inc 491,213
11,034 (a) IES Holdings, Inc 4,196,120
22,872 Insteel Industries, Inc 757,978
129,267 (a),(b) Intuitive Machines, Inc 2,454,780
169,081 (a) Janus International Group, Inc 1,159,896
113,834 (a) JELD-WEN Holding, Inc 309,628
63,780 John Bean Technologies Corp 10,033,232
14,401 Kadant, Inc 4,623,297
10,528 Karat Packaging, Inc 257,620
91,175 Kennametal, Inc 3,135,508
202,609 (a) Kratos Defense & Security Solutions, Inc 20,870,753
42,895 (a),(b) KULR Technology Group, Inc 152,706
10,578 (a) Lawson Products, Inc 300,309
12,187 (a) LB Foster Co (Class A) 366,219
44,406 (a) Legence Corp 2,083,085
13,044 (a) Limbach Holdings, Inc 1,121,523
13,351 Lindsay Corp 1,672,480
35,165 (a) LSI Industries, Inc 777,498
28,443 Luxfer Holdings plc 430,627
42,625 (a) Manitowoc Co, Inc 550,715
155,767 (a) Masterbrand, Inc 1,887,896

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
35,714 (a) Matrix Service Co $ 511,424
18,503 (a) Mayville Engineering Co Inc 362,659
29,957 McGrath RentCorp 3,345,897
62,603 (a) Mercury Computer Systems, Inc 5,877,170
237,991 (a),(b) Microvast Holdings, Inc 623,536
13,831 Miller Industries, Inc 566,656
63,992 (a) Modine Manufacturing Co 11,816,763
34,379 (a) Moog, Inc (Class A) 10,497,628
190,323 Mueller Water Products, Inc (Class A) 5,152,044
18,403 (a) MYR Group, Inc 4,601,486
48,731 (a),(b) NANO Nuclear Energy, Inc 1,432,448
6,945 National Presto Industries, Inc 884,793
28,744 (a),(b) Net Power, Inc 68,123
100,181 (a) Newpark Resources, Inc 1,383,500
177,306 (a) NEXTracker, Inc 20,760,760
11,688 (a) Northwest Pipe Co 788,356
149,797 (a),(b) NuScale Power Corp 2,618,452
4,550 Omega Flex, Inc 150,105
39,493 (a) Orion Marine Group, Inc 482,604
36,371 (a),(b) Palladyne AI Corp 237,139
20,636 Park Aerospace Corp 505,376
10,937 (a) Park-Ohio Holdings Corp 246,739
1,336,383 (a) Plug Power, Inc 2,826,450
11,511 Powell Industries, Inc 5,106,164
10,349 (a),(b) Power Solutions International, Inc 741,609
3,045 Preformed Line Products Co 764,112
66,135 Primoris Services Corp 9,804,514
27,664 (a) Proto Labs, Inc 1,456,510
56,823 Quanex Building Products Corp 1,063,727
124,497 (a) Red Cat Holdings, Inc 1,680,710
88,730 (a),(b) Redwire Corp 1,042,578
157,761 (a) Resideo Technologies, Inc 5,404,892
57,928 REV Group, Inc 3,701,599
186,132 (a),(b) Richtech Robotics, Inc 666,353
8,807 Rush Enterprises, Inc 519,701
74,507 Rush Enterprises, Inc (Class A) 4,782,604
89,643 (a) Satellogic, Inc 412,358
205,760 (a) Shoals Technologies Group, Inc 1,942,374
79,995 (a) SKYX Platforms Corp 199,988
13,098 (a) Southland Holdings, Inc 24,362
58,841 (a) SPX Technologies, Inc 12,263,053
14,706 (a) Standex International Corp 3,529,440
36,449 (a) Sterling Construction Co, Inc 13,045,462
272,582 (a) Sunrun, Inc 5,179,058
32,189 Tecnoglass, Inc 1,574,364
23,103 Tennant Co 1,757,907
78,758 Terex Corp 4,489,206
40,328 (a) Thermon Group Holdings, Inc 1,824,842
56,555 (a) Titan International, Inc 539,535
25,486 (a) Titan Machinery, Inc 414,657
11,701 (a) Transcat, Inc 705,687
98,189 Trinity Industries, Inc 2,821,952
54,403 Tutor Perini Corp 4,291,853
70,840 UFP Industries, Inc 7,316,355
27,377 (a) V2X, Inc 1,884,359
28,100 (a) Vicor Corp 4,430,527
16,957 (a) Voyager Technologies, Inc 517,697
28,081 VSE Corp 6,137,664
50,050 Wabash National Corp 507,007
33,477 Watts Water Technologies, Inc (Class A) 10,020,001
3,020 (a) Willis Lease Finance Corp 550,486
38,401 Worthington Enterprises, Inc 2,133,944

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
53,105 (a) Xometry, Inc $ 3,033,889
183,076 Zurn Elkay Water Solutions Corp 8,441,634
TOTAL CAPITAL GOODS 539,336,137
COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
74,491 ABM Industries, Inc 3,429,566
103,859 ACCO Brands Corp 406,089
206,035 (a) ACV Auctions, Inc 1,609,133
539,609 Alight, Inc 825,602
31,200 (a) Asure Software, Inc 300,144
30,704 Barrett Business Services, Inc 1,166,752
35,010 (a),(b) BlackSky Technology, Inc 772,671
88,454 (a) BrightView Holdings, Inc 1,181,745
51,396 (a) Brink's Co 6,529,348
75,832 (a) Casella Waste Systems, Inc (Class A) 7,649,932
60,503 (a),(b) CBIZ, Inc 2,380,793
20,765 (a) Cimpress plc 1,642,304
1,670 Compx International, Inc 38,911
185,211 (a) Conduent, Inc 257,443
129,210 (a) CoreCivic, Inc 2,394,261
7,849 CRA International, Inc 1,482,990
33,937 CSG Systems International, Inc 2,706,476
54,316 Deluxe Corp 1,433,942
29,437 Ennis, Inc 573,727
62,087 Exponent, Inc 4,462,193
17,618 (a),(b) Falcon's Beyond Global, Inc 105,179
97,413 (a) First Advantage Corp 1,315,076
9,480 (a) Forrester Research, Inc 76,883
15,776 (a) Franklin Covey Co 321,357
166,071 (a) GEO Group, Inc 2,653,815
89,176 (a) Harsco Corp 1,687,210
86,437 (a) Healthcare Services Group 1,626,744
84,115 Herman Miller, Inc 1,689,029
7,182 HireQuest, Inc 80,654
77,750 HNI Corp 3,715,673
20,807 (a) Huron Consulting Group, Inc 3,516,383
22,550 ICF International, Inc 2,102,788
36,437 (a),(b) Innodata, Inc 2,020,067
44,406 Insperity, Inc 1,897,468
71,435 Interface, Inc 2,248,059
29,663 Kelly Services, Inc (Class A) 320,064
22,630 Kforce, Inc 799,518
63,953 Korn/Ferry International 4,442,815
148,771 (a) Legalzoom.com, Inc 1,322,574
27,926 (a) Liquidity Services, Inc 893,632
69,152 MAXIMUS, Inc 6,530,715
16,256 (a) Mistras Group, Inc 229,860
18,810 (a) Mobile Infrastructure Corp 60,004
39,789 (a) Montrose Environmental Group, Inc 886,499
9,268 NL Industries, Inc 56,349
128,537 (a) OPENLANE, Inc 3,861,251
22,454 (a),(b) Perma-Fix Environmental Services, Inc 342,873
197,475 Pitney Bowes, Inc 2,059,664
289,780 (a) Planet Labs PBC 7,235,807
28,773 Quad Graphics, Inc 176,091
6,374 (a) RCM Technologies, Inc 132,643
5,151 (a),(b) Resolute Holdings Management, Inc 1,050,598
31,164 (a) Resources Connection, Inc 141,173
5,847 (a),(b) Skillsoft Corp 52,915
30,243 (a),(b) Spire Global, Inc 346,282
241,352 (a) TIC Solutions, Inc 2,437,655
36,683 TriNet Group, Inc 2,246,467
41,004 (a) TrueBlue, Inc 219,781

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
22,145 (a),(b) TTEC Holdings, Inc $ 70,643
17,876 (a) Unifirst Corp 3,843,340
150,534 (a) Upwork, Inc 3,015,196
195,158 (a) Verra Mobility Corp 3,766,549
142,418 Vestis Corp 929,990
13,996 (b) Virco Mfg. Corp 97,832
16,531 (a) Willdan Group, Inc 2,086,212
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 115,955,399
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
36,380 (a) 1-800-FLOWERS.COM, Inc (Class A) 157,162
56,886 (a) Abercrombie & Fitch Co (Class A) 5,553,780
80,894 Academy Sports & Outdoors, Inc 4,449,979
71,859 (b) Advance Auto Parts, Inc 3,449,951
23,320 A-Mark Precious Metals, Inc 1,209,142
194,839 American Eagle Outfitters, Inc 4,541,697
9,451 (a) America's Car-Mart, Inc 243,080
122,313 (a),(b) AMMO, Inc 199,370
63,328 (a) Arhaus, Inc 644,679
96,285 Arko Corp 511,273
23,674 (a) Asbury Automotive Group, Inc 5,551,790
157,351 (a),(b) BARK, Inc 140,042
19,431 (a),(b) Barnes & Noble Education, Inc 173,907
37,560 (a) Boot Barn Holdings, Inc 6,703,709
38,464 Buckle, Inc 1,819,347
13,773 Build-A-Bear Workshop, Inc 821,973
41,245 Caleres, Inc 504,014
70,565 Camping World Holdings, Inc 930,752
6,195 (a) Citi Trends, Inc 267,314
37,833 Designer Brands, Inc 239,861
6,708 (a) Envela Corp 91,497
160,796 (a) EVgo, Inc 483,996
10,290 (a) Genesco, Inc 297,690
29,946 (a) GigaCloud Technology, Inc 1,195,744
15,011 Group 1 Automotive, Inc 5,317,797
32,477 (a),(b) Groupon, Inc 459,550
16,792 Haverty Furniture Cos, Inc 425,173
6,255 J Jill, Inc 97,641
133,244 Kohl's Corp 2,327,773
11,316 (a) Lands' End, Inc 200,972
24,386 (a) MarineMax, Inc 659,154
36,892 Monro Muffler, Inc 690,618
95,457 (a) National Vision Holdings, Inc 2,515,292
8,226 (a),(b) OneWater Marine, Inc 109,241
82,617 (a) Overstock.com, Inc 488,266
98,702 (a) Petco Health & Wellness Co, Inc 265,508
122,183 (a) RealReal, Inc 1,792,425
49,606 (a) Revolve Group, Inc 1,371,606
121,719 (a) Sally Beauty Holdings, Inc 1,852,563
48,039 (a),(b) Savers Value Village, Inc 497,684
24,101 Shoe Carnival, Inc 459,365
48,902 Signet Jewelers Ltd 4,512,188
20,773 (a),(b) Sleep Number Corp 241,798
18,291 Sonic Automotive, Inc (Class A) 1,096,728
131,851 (a) Stitch Fix, Inc 632,885
118,066 (a) ThredUp, Inc 599,775
30,665 (a),(b) Torrid Holdings, Inc 35,265
58,857 Upbound Group, Inc 1,112,397
74,746 (a) Urban Outfitters, Inc 5,295,754
84,640 (a) Victoria's Secret & Co 4,613,726
119,967 (a) Warby Parker, Inc 3,060,358
8,228 Weyco Group, Inc 260,169
3,656 (a) Winmark Corp 1,647,723

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
16,432 (a) Zumiez, Inc $ 404,392
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 83,225,535
CONSUMER DURABLES & APPAREL - 2.5%
32,542 Acushnet Holdings Corp 3,154,622
15,924 (a) American Outdoor Brands, Inc 144,271
10,357 (a) Bassett Furniture Industries, Inc 163,641
32,700 (a) Beazer Homes USA, Inc 705,339
160,624 (a) Callaway Golf Co 2,304,954
142,359 (a) Capri Holdings Ltd 3,213,043
43,713 Carter's, Inc 1,512,907
9,501 (a) Cavco Industries, Inc 4,674,682
32,196 Century Communities, Inc 2,027,704
20,964 Clarus Corp 80,292
56,766 (b) Cricut, Inc 253,744
36,717 (a),(b) Dream Finders Homes, Inc 675,226
76,195 (b) Ermenegildo Zegna NV 662,135
13,002 Escalade, Inc 189,049
30,056 (a) Ethan Allen Interiors, Inc 689,184
103,835 (a) Figs, Inc 1,122,456
4,788 Flexsteel Industries, Inc 191,664
40,073 (a) Funko, Inc 162,696
41,533 G-III Apparel Group Ltd 1,218,994
38,175 (a) Green Brick Partners, Inc 2,648,963
6,838 Hamilton Beach Brands Holding Co 130,537
28,591 (a) Helen of Troy Ltd 473,467
6,015 (a) Hovnanian Enterprises, Inc 677,590
28,343 Installed Building Products, Inc 8,166,752
9,347 JAKKS Pacific, Inc 170,770
6,867 Johnson Outdoors, Inc 311,693
75,335 KB Home 4,334,776
67,293 Kontoor Brands, Inc 4,019,411
11,870 (b) Lakeland Industries, Inc 111,815
52,296 (a) Latham Group, Inc 328,942
50,757 La-Z-Boy, Inc 1,848,062
9,523 (a) Legacy Housing Corp 197,602
163,700 Leggett & Platt, Inc 1,910,379
24,481 (a) LGI Homes, Inc 1,226,743
15,157 (a),(b) Lovesac Co 201,891
31,879 (a) M/I Homes, Inc 4,262,222
23,719 (a) Malibu Boats, Inc 770,868
11,799 (a) Marine Products Corp 113,978
18,347 (a) MasterCraft Boat Holdings, Inc 395,011
84,968 Meritage Homes Corp 5,906,126
17,903 Movado Group, Inc 408,188
17,932 Oxford Industries, Inc 660,794
481,341 (a) Peloton Interactive, Inc 2,690,696
65,212 Polaris Industries, Inc 4,163,134
8,350 Rocky Brands, Inc 268,787
69,102 (a) Skyline Champion Corp 5,416,215
56,245 Smith & Wesson Brands, Inc 614,195
146,017 (a) Sonos, Inc 2,095,344
85,145 Steven Madden Ltd 3,736,163
17,603 Sturm Ruger & Co, Inc 645,854
17,465 Superior Uniform Group, Inc 173,951
117,005 (a) Taylor Morrison Home Corp 7,131,455
37,164 (a) Traeger, Inc 40,880
103,558 (a) Tri Pointe Homes, Inc 3,453,659
98,673 Wolverine World Wide, Inc 1,748,486
TOTAL CONSUMER DURABLES & APPAREL 94,602,002
CONSUMER SERVICES - 2.7%
64,637 (a) Accel Entertainment, Inc 731,044
42,991 (a) Adtalem Global Education, Inc 4,451,718

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
21,330 (a) American Public Education, Inc $ 891,167
9,596 (a),(b) Bally's Corp 146,627
611 (a) Biglari Holdings, Inc (B Shares) 229,143
24,592 (a) BJ's Restaurants, Inc 1,028,437
19,625 (a) Black Rock Coffee Bar, Inc 292,609
109,053 Bloomin' Brands, Inc 654,318
54,110 (a) Brinker International, Inc 8,534,229
15,479 (a) Carriage Services, Inc 664,204
56,880 Cheesecake Factory 3,296,765
173,923 (a) Coursera, Inc 1,053,973
28,851 Cracker Barrel Old Country Store, Inc 868,992
35,343 (a) Dave & Buster's Entertainment, Inc 663,388
18,248 (b) Dine Brands Global Inc. 627,549
74,349 (a) Driven Brands Holdings, Inc 1,156,127
27,538 (a) El Pollo Loco Holdings, Inc 278,960
38,146 (a) European Wax Center, Inc 149,914
65,630 (a) First Watch Restaurant Group, Inc 1,049,424
87,804 (a) Frontdoor, Inc 5,190,094
269,445 (a) Genius Sports Ltd 2,344,171
151,475 (a),(b) Global Business Travel Group I 1,037,604
25,370 Golden Entertainment, Inc 682,960
3,919 (a) Graham Holdings Co 4,572,023
73,410 (a) Hilton Grand Vacations, Inc 3,311,525
31,386 (a) Inspired Entertainment, Inc 280,277
128,986 International Game Technology plc 1,867,717
22,472 (b) Jack in the Box, Inc 471,238
31,428 (a) KinderCare Learning Cos, Inc 146,769
92,509 Krispy Kreme, Inc 291,403
7,827 (a),(b) Kura Sushi USA, Inc 522,922
152,492 (a) Laureate Education, Inc 5,230,476
182,253 (a) Life Time Group Holdings, Inc 5,316,320
38,401 (a) Lincoln Educational Services Corp 1,023,771
47,271 (a) Lindblad Expeditions Holdings, Inc 788,008
34,279 Marriott Vacations Worldwide Corp 1,861,692
37,045 (a) Matthews International Corp (Class A) 973,913
34,059 (a) McGraw-Hill, Inc 502,370
116,040 (a) Mister Car Wash, Inc 644,022
14,753 Monarch Casino & Resort, Inc 1,350,342
3,470 Nathan's Famous, Inc 350,886
42,766 (a) Navan, Inc 490,954
75,374 (a),(b) Nerdy, Inc 73,867
117,605 OneSpaWorld Holdings Ltd 2,310,938
40,893 Papa John's International, Inc 1,438,207
77,861 Perdoceo Education Corp 2,493,888
4,510 Phoenix Education Partners, Inc 137,600
72,338 (a),(b) Portillo's, Inc 408,710
9,630 (b) RCI Hospitality Holdings, Inc 231,505
60,025 Red Rock Resorts, Inc 3,789,378
111,952 (a) Rush Street Interactive, Inc 1,978,192
472,002 (a) Sabre Corp 613,603
33,750 (a) SeaWorld Entertainment, Inc 1,270,688
75,990 (a),(b) Serve Robotics, Inc 792,576
47,565 (a) Shake Shack, Inc 4,212,832
118,196 Six Flags Entertainment Corp 2,128,710
28,647 Strategic Education, Inc 2,435,568
51,101 (a) Stride, Inc 4,323,145
195,005 (a) Super Group SGHC Ltd 1,846,697
115,249 (a),(b) Sweetgreen, Inc 707,629
39,028 (a) Target Hospitality Corp 268,903
120,504 (a) Udemy, Inc 579,624
58,186 (a) Universal Technical Institute, Inc 1,619,316
26,456 (a) Viad Corp 918,817

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
32,389 (a),(b) Xponential Fitness, Inc $ 257,169
TOTAL CONSUMER SERVICES 100,857,607
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.5%
40,474 Andersons, Inc 2,508,983
44,701 (a) Chefs' Warehouse, Inc 2,811,693
118,726 (a) Grocery Outlet Holding Corp 1,131,459
51,841 (a) HF Foods Group, Inc 99,016
17,981 Ingles Markets, Inc (Class A) 1,346,058
16,543 Natural Grocers by Vitamin Cottage, Inc 451,955
31,425 Pricesmart, Inc 4,468,949
71,027 (a) United Natural Foods, Inc 2,644,335
8,187 Village Super Market (Class A) 291,949
16,893 Weis Markets, Inc 1,201,937
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,956,334
ENERGY - 5.4%
205,979 (a) Archrock, Inc 6,094,919
41,654 Ardmore Shipping Corp 538,170
100,757 (b) Atlas Energy Solutions, Inc 1,175,834
25,815 (a) BKV Corp 767,996
311,055 Borr Drilling Ltd 1,455,737
34,116 (a) Bristow Group, Inc 1,499,739
82,087 Cactus, Inc 4,615,752
89,304 California Resources Corp 4,777,764
84,332 (a),(b) Calumet, Inc 1,889,880
20,540 (a),(b) Centrus Energy Corp 5,715,871
211,719 (a) Clean Energy Fuels Corp 465,782
156,703 (a) CNX Resources Corp 6,080,076
86,974 (a),(b) Comstock Resources, Inc 2,117,817
58,755 (b) Core Laboratories, Inc 1,148,073
61,160 Core Natural Resources, Inc 5,833,441
295,946 Crescent Energy Co 2,891,392
39,164 CVR Energy, Inc 890,589
73,373 Delek US Holdings, Inc 2,165,237
161,183 DHT Holdings, Inc 2,309,752
71,374 (a) DIVERSIFIED ENERGY CO 955,698
22,625 (a) DMC Global, Inc 194,575
46,932 Dorian LPG Ltd 1,385,902
14,962 (a),(b) Empire Petroleum Corp 45,185
206,694 (a),(b) Encore Energy Corp 657,287
278,271 (a),(b) Energy Fuels, Inc 6,244,401
15,353 Energy Services of America Corp 138,331
24,742 Epsilon Energy Ltd 123,463
42,535 Evolution Petroleum Corp 167,588
30,340 Excelerate Energy, Inc 1,133,199
110,256 (a) Expro Group Holdings NV 1,765,199
36,901 FLEX LNG Ltd 985,257
24,168 (a) Flowco Holdings, Inc 505,111
13,082 (a) Forum Energy Technologies, Inc 591,830
23,218 (a) FutureFuel Corp 76,387
279,994 (a),(b) Gevo, Inc 548,788
116,576 Golar LNG Ltd 4,731,820
63,375 Granite Ridge Resources, Inc 318,142
81,150 (a) Green Plains, Inc 929,979
19,589 (a) Gulfport Energy Operating Corp 3,999,486
173,954 (a) Helix Energy Solutions Group, Inc 1,381,195
118,573 (a) Helmerich & Payne, Inc 4,017,253
21,552 (b) HighPeak Energy, Inc 98,062
16,353 (a) Infinity Natural Resources, Inc 259,686
45,656 (a) Innovex International, Inc 1,134,552
49,315 International Seaways, Inc 2,941,640
55,045 (a),(b) Kinetik Holdings, Inc 2,251,891
100,851 (a) Kodiak Gas Services, Inc 4,236,750

SHARES DESCRIPTION VALUE
ENERGY (continued)
33,545 (a) Kolibri Global Energy, Inc $ 135,186
618,160 (a),(b) Kosmos Energy Ltd 976,693
193,772 Liberty Energy, Inc 4,776,480
32,430 (a),(b) Lightbridge Corp 498,936
218,780 Magnolia Oil & Gas Corp 5,581,078
31,375 (a) Mammoth Energy Services, Inc 73,417
166,268 Murphy Oil Corp 5,003,004
17,773 (a),(b) Nabors Industries Ltd 1,187,947
5,622 Nacco Industries, Inc (Class A) 276,771
70,629 (a) National Energy Services Reunited Corp 1,389,979
11,656 Natural Gas Services Group, Inc 403,764
33,643 Navigator Holdings Ltd 623,405
140,087 (a),(b) New Fortress Energy, Inc 186,316
157,335 (a),(b) NextDecade Corp 832,302
23,238 (a),(b) NextNRG, Inc 21,609
154,916 Noble Corp plc 5,518,108
256,713 (b) Nordic American Tankers Ltd 1,067,926
120,193 Northern Oil and Gas, Inc 3,004,825
119,249 (a) Oceaneering International, Inc 3,589,395
66,498 (a) Oil States International, Inc 563,238
28,453 (a),(b) OPAL Fuels, Inc 65,726
61,311 (a) Par Pacific Holdings, Inc 2,313,877
427,513 Patterson-UTI Energy, Inc 3,219,173
100,436 PBF Energy, Inc 3,360,589
149,667 Peabody Energy Corp 5,277,258
28,188 (a),(b) Prairie Operating Co 51,584
225 (a),(b) PrimeEnergy Corp 41,195
33,534 (a) ProFrac Holding Corp 174,712
99,512 (a) ProPetro Holding Corp 1,143,393
22,159 Ranger Energy Services, Inc 341,692
36,774 (a) Rex American Resources Corp 1,243,329
17,023 Riley Exploration Permian, Inc 477,495
111,463 (a) RPC, Inc 741,229
66,834 (a) Sable Offshore Corp 646,953
43,799 SandRidge Energy, Inc 694,214
55,298 Scorpio Tankers, Inc 3,518,059
27,120 (a) SEACOR Marine Holdings, Inc 181,162
77,445 (a) Seadrill Ltd 2,980,084
115,474 Select Water Solutions, Inc 1,396,081
151,366 SFL Corp Ltd 1,341,103
302,971 SM Energy Co 5,898,845
51,376 Solaris Oilfield Infrastructure, Inc 2,835,441
13,253 (a) Summit Midstream Corp 380,494
156,859 (a) Talos Energy, Inc 1,869,759
59,002 Teekay Corp Ltd 603,590
29,495 Teekay Tankers Ltd 1,903,017
157,128 (a) Tetra Technologies, Inc 1,791,259
60,435 (a) Tidewater, Inc 3,776,583
1,115,367 (a) Transocean Ltd 5,543,374
581,503 (a) Uranium Energy Corp 10,025,112
117,087 Vaalco Energy, Inc 601,827
76,701 (a) Valaris Ltd 4,427,949
5,797 (a) Verde Clean Fuels, Inc 11,130
38,233 (b) Vitesse Energy, Inc 801,364
125,971 (b) W&T Offshore, Inc 273,357
66,783 World Fuel Services Corp 1,797,131
42,465 (a) XCF Global, Inc 9,359
TOTAL ENERGY 201,721,356
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.6%
161,569 Acadia Realty Trust 3,232,996
89,519 Alexander & Baldwin, Inc 1,856,624
2,876 Alexander's, Inc 704,332

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
12,345 Alpine Income Property Trust, Inc $ 217,519
64,875 American Assets Trust, Inc 1,171,642
203,698 American Healthcare REIT, Inc 9,555,473
170,337 Apartment Investment and Management Co 1,001,582
264,324 Apple Hospitality REIT, Inc 3,076,731
97,361 Armada Hoffler Properties, Inc 678,606
72,610 Braemar Hotels & Resorts, Inc 193,869
216,090 Brandywine Realty Trust 611,535
231,723 Broadstone Net Lease, Inc 4,289,193
11,863 BRT Apartments Corp 174,267
269,544 CareTrust REIT, Inc 10,064,773
22,783 CBL & Associates Properties, Inc 815,631
21,029 Centerspace 1,351,534
58,471 Chatham Lodging Trust 415,729
13,183 Clipper Realty, Inc 46,009
29,556 Community Healthcare Trust, Inc 510,728
135,639 Corporate Office Properties Trust 4,179,038
39,641 CTO Realty Growth, Inc 704,421
118,744 Curbline Properties Corp 2,879,542
254,388 DiamondRock Hospitality Co 2,335,282
270,132 Diversified Healthcare Trust 1,569,467
199,488 Douglas Emmett, Inc 2,106,593
50,668 Easterly Government Properties, Inc 1,185,125
180,702 Empire State Realty Trust, Inc 1,198,054
242,369 Essential Properties Realty Trust, Inc 7,358,323
41,302 Farmland Partners, Inc 479,516
121,558 Four Corners Property Trust, Inc 2,996,405
87,104 Franklin Street Properties Corp 73,167
23,258 FrontView REIT, Inc 381,664
62,797 Getty Realty Corp 1,875,118
59,567 (a) Gladstone Commercial Corp 693,956
44,632 (a) Gladstone Land Corp 497,647
16,652 Global Medical REIT, Inc 575,160
245,259 Global Net Lease, Inc 2,320,150
67,066 (a) Hudson Pacific Properties, Inc 578,109
289,411 Independence Realty Trust, Inc 4,833,164
69,811 Industrial Logistics Properties Trust 372,093
34,038 Innovative Industrial Properties, Inc 1,644,716
95,078 InvenTrust Properties Corp 2,794,342
74,230 JBG SMITH Properties 1,250,033
265,243 Kite Realty Group Trust 6,230,558
54,481 (a) LTC Properties, Inc 1,986,922
69,239 LXP Industrial Trust 3,430,792
304,180 Macerich Co 5,758,127
94,693 Mack-Cali Realty Corp 1,438,387
12,199 Modiv Industrial, Inc 186,889
57,165 National Health Investors, Inc 4,694,390
18,115 (a) NET Lease Office Properties 353,424
103,852 NETSTREIT Corp 1,956,572
54,747 NexPoint Diversified Real Estate Trust 262,238
29,346 NexPoint Residential Trust, Inc 886,836
18,230 One Liberty Properties, Inc 392,857
177,229 Outfront Media, Inc 4,310,209
47,857 Peakstone Realty Trust 747,526
145,075 Pebblebrook Hotel Trust 1,656,757
153,783 Phillips Edison & Co, Inc 5,571,558
154,648 Piedmont Office Realty Trust, Inc 1,302,136
28,733 Postal Realty Trust, Inc 523,803
169,331 RLJ Lodging Trust 1,258,129
75,423 Ryman Hospitality Properties, Inc 7,142,558
285,014 Sabra Health Care REIT, Inc 5,338,312
69,964 Safehold, Inc 987,192

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
12,884 Saul Centers, Inc $ 408,809
182,851 Service Properties Trust 363,873
67,945 Sila Realty Trust, Inc 1,654,461
63,500 SITE Centers Corp 388,620
88,064 SL Green Realty Corp 3,943,506
38,422 Smartstop Self Storage REIT, Inc 1,207,988
11,928 Strawberry Fields REIT, Inc 156,495
138,486 Summit Hotel Properties, Inc 612,108
222,721 Sunstone Hotel Investors, Inc 1,953,263
133,108 Tanger Factory Outlet Centers, Inc 4,355,294
124,778 Terreno Realty Corp 7,678,838
101,202 UMH Properties, Inc 1,581,787
14,599 Universal Health Realty Income Trust 580,018
155,787 Urban Edge Properties 3,026,941
54,004 (a) Whitestone REIT 769,017
116,676 Xenia Hotels & Resorts, Inc 1,720,971
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 171,668,019
FINANCIAL SERVICES - 5.6%
51,959 (a) Acacia Research (Acacia Technologies) 206,797
8,122 (a) ACRES Commercial Realty Corp 155,536
37,607 AG. Mortgage Investment Trust, Inc 323,420
26,996 Alerus Financial Corp 664,642
45,450 (a),(b) AlTi Global, Inc 213,161
12,950 Angel Oak Mortgage REIT, Inc 116,162
170,420 Apollo Commercial Real Estate Finance, Inc 1,842,240
241,981 Arbor Realty Trust, Inc 1,863,254
68,600 Ares Commercial Real Estate Corp 357,406
138,325 (a) ARMOUR Residential REIT, Inc 2,406,855
76,472 Artisan Partners Asset Management, Inc 3,404,533
318,970 (a),(b) Asset Entities, Inc 261,906
6,149 (a) Atlanticus Holdings Corp 317,473
13,882 (a),(b) Bakkt Holdings, Inc 185,880
33,991 Banco Latinoamericano de Exportaciones S.A. (Class E) 1,647,544
6,466 (a) Better Home & Finance Holding Co 195,984
430,280 BGC Group, Inc 3,919,851
194,963 Blackstone Mortgage Trust, Inc 3,753,038
55,971 (a) Bread Financial Holdings, Inc 4,060,136
33,193 Brightsphere Investment Group, Inc 1,839,556
155,897 BrightSpire Capital, Inc 932,264
247,120 Burford Capital Ltd 2,394,593
58,796 Cannae Holdings, Inc 847,250
69,076 (a) Cantaloupe, Inc 741,876
15,683 (a) Cass Information Systems, Inc 705,108
20,932 Chicago Atlantic Real Estate Finance, Inc 259,557
97,772 Chimera Investment Corp 1,207,484
116,554 (a) Claros Mortgage Trust, Inc 319,358
34,206 Cohen & Steers, Inc 2,198,078
82,564 Compass Diversified Trust 542,445
9,260 (a) Consumer Portfolio Services, Inc 79,914
12,612 (a) Dave, Inc 2,064,458
3,227 Diamond Hill Investment Group, Inc 552,946
213,259 DigitalBridge Group, Inc 3,282,056
31,594 (a) Donnelley Financial Solutions, Inc 1,634,990
166,859 Dynex Capital, Inc 2,316,003
112,151 Ellington Financial, Inc 1,441,140
31,668 Enact Holdings, Inc 1,259,436
27,817 (a) Encore Capital Group, Inc 1,535,498
28,830 (a) Enova International, Inc 4,761,851
115,750 Essent Group Ltd 7,282,990
79,629 EVERTEC, Inc 2,389,666
11,561 Federal Agricultural Mortgage Corp 1,957,277
5,777 (a),(b) Finance Of America Cos, Inc 134,546

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
48,425 FirstCash Holdings, Inc $ 8,256,463
143,833 (a) Flywire Corp 1,812,296
13,438 (a) Forge Global Holdings, Inc 600,679
90,710 Franklin BSP Realty Trust, Inc 930,685
55,380 (b) GCM Grosvenor, Inc 626,902
66,786 (a) Green Dot Corp 813,453
149,418 Hannon Armstrong Sustainable Infrastructure Capital, Inc 5,141,473
33,060 (a),(b) Innventure, Inc 108,767
32,489 (a) International Money Express, Inc 502,280
78,383 Invesco Mortgage Capital, Inc 673,310
84,512 Jackson Financial, Inc 10,050,167
10,138 Jefferson Capital, Inc 216,649
70,516 KKR Real Estate Finance Trust, Inc 583,872
139,438 Ladder Capital Corp 1,529,635
138,574 (a) LendingClub Corp 2,343,286
12,587 (a) LendingTree, Inc 713,179
106,791 (a),(b) loanDepot, Inc 232,804
58,265 Lument Finance Trust, Inc 78,075
67,787 Marex Group plc 2,676,231
2,137 MarketWise, Inc 35,367
448,593 (a) Marqeta, Inc 1,852,689
18,781 Medallion Financial Corp 193,257
32,024 Merchants Bancorp 1,327,715
127,743 MFA Financial, Inc 1,231,443
27,445 (a) Miami International Holdings, Inc 1,145,280
89,290 Moelis & Co 6,399,414
85,520 Navient Corp 838,951
87,368 (a) NCR Corp ATM 3,258,826
13,807 (a) Nelnet, Inc (Class A) 1,821,143
53,791 (a) NerdWallet, Inc 648,719
106,687 New York Mortgage Trust, Inc 853,496
30,932 NewtekOne, Inc 417,273
8,157 Nexpoint Real Estate Finance, Inc 120,479
96,018 (a) NMI Holdings, Inc 3,717,817
8,575 (a) Ocwen Financial Corp 387,762
138,168 (a) Open Lending Corp 247,321
43,517 (a) Oportun Financial Corp 235,862
31,487 OppFi, Inc 299,756
169,576 Orchid Island Capital, Inc 1,322,693
70,663 P10, Inc 761,747
218,933 Pagseguro Digital Ltd 2,462,996
77,915 Patria Investments Ltd 1,138,338
342,863 (a) Payoneer Global, Inc 2,190,895
42,560 (a),(b) Paysafe Ltd 291,962
43,694 (a) Paysign Inc 182,204
35,860 PennyMac Financial Services, Inc 3,583,131
106,095 PennyMac Mortgage Investment Trust 1,255,104
74,118 Perella Weinberg Partners 1,653,573
21,062 Piper Jaffray Cos 7,294,824
28,217 PJT Partners, Inc 4,882,388
50,492 (a) PRA Group, Inc 645,793
32,441 (a),(b) Priority Technology Holdings Inc 191,726
48,601 PROG Holdings, Inc 1,576,616
165,561 Radian Group, Inc 5,446,957
212,565 Ready Capital Corp 452,763
158,612 Redwood Trust, Inc 869,194
12,067 Regional Management Corp 447,082
206,952 (a) Remitly Global, Inc 2,735,905
86,635 (a) Repay Holdings Corp 302,356
4,778 Rithm Property Trust, Inc 78,694
20,058 (a) Security National Financial Corp 176,912
24,936 Seven Hills Realty Trust 214,948

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
18,475 (a),(b) Sezzle, Inc $ 1,168,359
18,282 (a) Siebert Financial Corp 54,298
10,302 Silvercrest Asset Management Group, Inc 151,851
83,781 StepStone Group, Inc 5,922,479
300,289 (a) StoneCo Ltd 4,846,664
59,071 (a) StoneX Group, Inc 6,631,310
13,393 Sunrise Realty Trust, Inc 125,894
4,871 SWK Holdings Corp 85,243
84,565 TPG RE Finance Trust, Inc 763,622
129,480 Two Harbors Investment Corp 1,485,136
102,066 (a),(b) Upstart Holdings, Inc 4,006,091
1,276 Value Line, Inc 47,824
10,761 (a),(b) Velocity Financial, Inc 218,341
52,955 Victory Capital Holdings, Inc 3,734,916
8,007 Virtus Investment Partners, Inc 1,307,143
40,547 Walker & Dunlop, Inc 2,550,001
21,757 Waterstone Financial, Inc 397,936
332,459 (a) Webull Corp 2,337,187
9,532 Westwood Holdings Group, Inc 174,531
146,968 (b) WisdomTree, Inc 2,380,882
3,415 (a) World Acceptance Corp 414,069
TOTAL FINANCIAL SERVICES 210,461,512
FOOD, BEVERAGE & TOBACCO - 0.9%
6,964 Alico, Inc 287,683
97,456 B&G Foods, Inc (Class A) 425,883
91,026 (a),(b) Beyond Meat, Inc 69,471
120,929 (a),(b) BRC, Inc 100,020
22,401 Calavo Growers, Inc 569,881
52,899 Cal-Maine Foods, Inc 4,418,654
93,568 Dole plc 1,490,538
6,332 (a),(b) Forafric Global plc 63,447
40,393 Fresh Del Monte Produce, Inc 1,601,986
108,034 (a) Hain Celestial Group, Inc 130,721
23,066 (a),(b) Ispire Technology, Inc 84,883
18,988 J&J Snack Foods Corp 1,803,860
9,304 John B Sanfilippo & Son, Inc 752,694
24,118 Lancaster Colony Corp 4,137,925
5,951 (a) Lifeway Foods, Inc 131,101
23,415 Limoneira Co 337,176
44,117 (a) MamaMancini's Holdings, Inc 666,167
18,417 MGP Ingredients, Inc 458,767
54,403 (a) Mission Produce, Inc 732,264
27,788 (a) National Beverage Corp 947,015
5,612 (a) Seneca Foods Corp 669,680
115,074 (a) Simply Good Foods Co 2,159,939
122,582 (a) SunOpta, Inc 561,426
22,587 (b) Tootsie Roll Industries, Inc 855,596
61,525 (a) TreeHouse Foods, Inc 1,515,976
21,503 Turning Point Brands, Inc 2,605,088
27,846 Universal Corp 1,575,805
93,935 Utz Brands, Inc 990,075
57,713 (a) Vita Coco Co, Inc 3,078,989
42,756 (a) Vital Farms, Inc 1,216,408
45,145 (a),(b) Westrock Coffee Co 218,050
65,960 (a) Zevia PBC 122,026
TOTAL FOOD, BEVERAGE & TOBACCO 34,779,194
HEALTH CARE EQUIPMENT & SERVICES - 5.9%
125,546 (a) Accuray, Inc 101,353
4,288 Acme United Corp 179,196
116,767 (a) AdaptHealth Corp 1,173,508
22,259 (a) Addus HomeCare Corp 2,303,361
410,624 (a) agilon health, Inc 341,721

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
17,003 (a) AirSculpt Technologies, Inc $ 50,499
205,782 (a) Alignment Healthcare, Inc 4,636,268
136,404 (a) Alphatec Holdings, Inc 2,022,871
47,581 (a) AMN Healthcare Services, Inc 1,013,475
43,192 (a) Angiodynamics, Inc 447,469
42,681 (a) Anteris Technologies Global Corp 254,806
50,199 (a) Apollo Medical Holdings, Inc 1,141,525
16,914 (a) Ardent Health Partners, Inc 138,187
59,184 (a) AtriCure, Inc 2,185,665
56,226 (a) Avanos Medical, Inc 748,930
83,234 (a) Aveanna Healthcare Holdings, Inc 699,166
54,514 (a) Axogen, Inc 1,899,813
48,433 (a) Beta Bionics, Inc 669,828
59,980 (a) Bioventus, Inc 475,641
76,928 (a) Blade Air Mobility, Inc 375,409
134,641 (a) BrightSpring Health Services, Inc 5,287,352
285,265 (a) Brookdale Senior Living, Inc 4,278,975
224,212 (a),(b) Butterfly Network, Inc 887,880
6,327 (a) CapsoVision, Inc 31,762
8,160 (a) Carlsmed, Inc 101,347
33,956 (a) Castle Biosciences, Inc 1,337,527
32,412 (a) Ceribell, Inc 668,011
237,114 (a) Cerus Corp 552,476
8,754 (a) Claritev Corp 237,759
33,970 (a),(b) ClearPoint Neuro, Inc 439,232
501,574 (a),(b) Clover Health Investments Corp 1,123,526
160,384 (a) Community Health Systems, Inc 514,833
12,974 (a) Computer Programs & Systems, Inc 251,047
143,077 Concentra Group Holdings Parent, Inc 3,173,448
38,361 Conmed Corp 1,472,679
35,690 (a) Corvel Corp 2,485,095
37,288 (a) Cross Country Healthcare, Inc 347,524
50,000 (a) CryoLife, Inc 2,038,500
15,323 (a),(b) CVRx, Inc 104,963
46,308 (a) Definitive Healthcare Corp 107,435
39,123 (a) Delcath Systems, Inc 387,709
136,849 (a) DocGo, Inc 104,908
8,992 (a) Electromed, Inc 268,591
68,637 Embecta Corp 728,239
64,397 (a) Enhabit, Inc 684,540
70,185 (a) Enovis Corp 1,546,877
68,575 Ensign Group, Inc 11,771,584
149,014 (a) Evolent Health, Inc 478,335
24,388 (a) Fulgent Genetics, Inc 638,966
23,218 (a) GeneDx Holdings Corp 2,234,965
68,258 (a) Glaukos Corp 8,148,640
147,585 (a) Guardant Health, Inc 16,830,593
26,696 (a) Guardian Pharmacy Services, Inc 806,219
58,879 (a) Haemonetics Corp 3,924,874
76,936 (a) Health Catalyst, Inc 165,412
104,160 (a) HealthEquity, Inc 8,923,387
30,326 HealthStream, Inc 675,967
249,935 (a),(b) Hims & Hers Health, Inc 6,770,739
29,538 (a) ICU Medical, Inc 4,427,746
21,483 (a) Innovage Holding Corp 119,231
32,057 (a) Inogen, Inc 189,136
40,838 (a) Integer Holdings Corp 3,547,189
82,380 (a) Integra LifeSciences Holdings Corp 917,713
9,882 iRadimed Corp 967,250
38,927 (a) iRhythm Technologies, Inc 6,014,611
15,418 (a),(b) Joint Corp 150,788
23,450 (a) Kestra Medical Technologies Ltd 578,511

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
81,850 (a) Lantheus Holdings, Inc $ 5,477,402
25,491 LeMaitre Vascular, Inc 2,165,970
12,196 (a),(b) LENSAR, Inc 155,255
46,916 (a),(b) LifeMD, Inc 152,008
198,240 (a) LifeStance Health Group, Inc 1,401,557
66,576 (a) LivaNova plc 4,374,709
90,234 (a),(b) Lucid Diagnostics, Inc 107,378
71,324 (a) Merit Medical Systems, Inc 5,783,663
42,511 (a),(b) Myomo, Inc 35,671
73,732 (a),(b) Nano-X Imaging Ltd 201,288
15,530 National Healthcare Corp 2,222,498
13,129 National Research Corp 267,044
267,929 (a) Neogen Corp 2,738,234
158,022 (a) NeoGenomics, Inc 1,905,745
47,043 (a),(b) Neuronetics, Inc 98,320
31,234 (a) NeuroPace, Inc 472,570
117,797 (a) Novocure Ltd 1,460,683
4,163 (a),(b) Nutex Health, Inc 619,413
11,132 (a) Omada Health, Inc 166,423
55,840 (a) Omnicell, Inc 2,708,240
76,672 (a),(b) Oncology Institute, Inc 207,781
509,818 (a) Opko Health, Inc 642,371
16,577 (a) OptimizeRx Corp 178,369
192,030 (a) Option Care Health, Inc 6,529,020
99,167 (a) OraSure Technologies, Inc 276,676
50,572 (a) Orthofix Medical, Inc 669,068
20,885 (a) OrthoPediatrics Corp 364,652
18,088 (a),(b) Outset Medical, Inc 90,621
94,117 (a) Owens & Minor, Inc 207,999
53,388 (a) PACS Group, Inc 1,802,379
106,249 (a) Pediatrix Medical Group, Inc 2,271,604
41,879 (a) Pennant Group, Inc 1,156,698
68,174 (a) Phreesia, Inc 915,577
142,218 (a) Privia Health Group, Inc 3,302,302
66,381 (a) PROCEPT BioRobotics Corp 1,922,394
2,739 (a),(b) Pro-Dex, Inc 107,451
87,169 (a) Progyny, Inc 2,080,724
47,757 (a) Pulmonx Corp 78,321
22,441 (a),(b) Pulse Biosciences, Inc 310,359
83,077 (a) QuidelOrtho Corp 2,257,202
83,415 (a) RadNet, Inc 5,847,392
55,330 (a) Repro-Med Systems, Inc 298,229
43,170 (a) RxSight, Inc 375,147
5,089 (a) Sanara Medtech, Inc 111,958
9,106 (a) SANUWAVE Health, Inc 245,498
12,368 (a),(b) SBC Medical Group Holdings, Inc 56,645
67,937 (a) Schrodinger, Inc 949,080
131,830 Select Medical Holdings Corp 1,984,042
5,614 (a) Shoulder Innovations, Inc 79,494
42,627 (a) SI-BONE, Inc 706,756
47,520 (a) Sight Sciences, Inc 298,426
20,907 Simulations Plus, Inc 353,119
7,162 (a) Sonida Senior Living, Inc 228,110
62,952 (a) STAAR Surgical Co 1,192,940
73,990 (a) Stereotaxis, Inc 162,038
94,933 (a) Surgery Partners, Inc 1,410,704
27,155 (a) Tactile Systems Technology, Inc 783,693
161,974 (a) Talkspace, Inc 654,375
81,348 (a) Tandem Diabetes Care, Inc 1,618,012
220,119 (a) Teladoc Health, Inc 1,199,649
41,007 (a) TransMedics Group, Inc 5,493,913
61,173 (a) Treace Medical Concepts, Inc 141,921

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
9,204 (a) UFP Technologies, Inc $ 2,311,493
18,537 US Physical Therapy, Inc 1,554,698
3,897 Utah Medical Products, Inc 237,951
45,546 (a) Varex Imaging Corp 634,911
47,009 (a) Viemed Healthcare, Inc 360,559
134,554 (a) Waystar Holding Corp 3,573,754
TOTAL HEALTH CARE EQUIPMENT & SERVICES 219,052,928
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
43,730 (a),(b) Beauty Health Co 65,595
11,565 (a) Central Garden & Pet Co 391,244
62,190 (a) Central Garden and Pet Co (Class A) 1,907,367
52,418 Edgewell Personal Care Co 1,020,054
77,330 Energizer Holdings, Inc 1,688,114
5,258 (a) FitLife Brands, Inc 83,602
124,171 (a) Herbalife Ltd 2,140,708
121,547 (a),(b) Honest Co, Inc 300,221
21,756 Inter Parfums, Inc 2,122,733
13,828 (b) Lifevantage Corp 73,288
14,608 (a),(b) Medifast, Inc 167,116
18,571 (a) Nature's Sunshine Products, Inc 468,361
58,675 Nu Skin Enterprises, Inc (Class A) 622,542
11,096 (a) Oil-Dri Corp of America 671,863
185,824 (a),(b) Olaplex Holdings, Inc 293,602
29,017 Spectrum Brands Holdings, Inc 1,848,673
9,322 (a) USANA Health Sciences, Inc 202,287
55,467 (a) Waldencast plc 100,395
16,712 WD-40 Co 3,864,316
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 18,032,081
INSURANCE - 1.8%
50,203 (b) Abacus Global Management, Inc 374,012
48,616 (a) AMBAC Financial Group, Inc 275,653
9,137 (a) American Integrity Insurance Group, Inc 170,771
24,494 Amerisafe, Inc 921,219
18,537 (a) Aspen Insurance Holdings Ltd 691,986
6,104 (a) Ategrity Specialty Holdings LLC 108,712
20,323 (a) Bowhead Specialty Holdings, Inc 499,133
89,091 (a) BRP Group, Inc 1,952,875
58,663 (a),(b) Citizens, Inc (Class A) 325,580
115,467 CNO Financial Group, Inc 4,855,387
21,287 Crawford & Co 230,964
19,550 (a) Donegal Group, Inc (Class A) 364,999
35,828 (a) eHealth, Inc 101,393
28,218 Employers Holdings, Inc 1,230,869
45,301 F&G Annuities & Life, Inc 1,335,927
62,371 Fidelis Insurance Holdings Ltd 1,187,544
497,559 (a) Genworth Financial, Inc (Class A) 4,149,642
5,436 (a),(b) GoHealth, Inc 11,742
29,169 (a) Goosehead Insurance, Inc 1,803,811
28,991 (a) Greenlight Capital Re Ltd (Class A) 402,105
55,227 (a) Hamilton Insurance Group Ltd 1,532,549
12,957 (a) HCI Group, Inc 2,055,887
29,746 (a) Heritage Insurance Holdings, Inc 775,478
21,545 (a) Hippo Holdings, Inc 642,041
47,366 Horace Mann Educators Corp 2,122,470
1,606 Investors Title Co 416,629
39,977 James River Group Holdings Ltd 268,246
2,274 (a),(b) Kestrel Group Ltd 26,992
14,353 (a) Kingstone Cos, Inc 221,754
23,553 (a),(b) Kingsway Financial Services, Inc 316,081
73,748 (a) Lemonade, Inc 6,396,164
54,348 (a) MBIA, Inc 347,827
31,631 Mercury General Corp 2,770,559

SHARES DESCRIPTION VALUE
INSURANCE (continued)
11,769 (a) NI Holdings, Inc $ 160,294
238,824 (a) Oscar Health, Inc 3,427,124
32,299 (a) Palomar Holdings, Inc 3,991,833
61,941 (a) ProAssurance Corp 1,500,211
14,561 (a) Root, Inc 904,675
18,169 Safety Insurance Group, Inc 1,429,900
73,076 Selective Insurance Group, Inc 6,144,230
169,109 (a) Selectquote, Inc 240,135
127,089 (a) SiriusPoint Ltd 2,593,887
44,100 (a) Skyward Specialty Insurance Group, Inc 1,967,742
31,185 (a) Slide Insurance Holdings, Inc 537,318
34,514 Stewart Information Services Corp 2,327,279
30,641 Tiptree, Inc 547,861
45,506 (a) Trupanion, Inc 1,455,737
25,646 United Fire Group, Inc 921,717
31,184 United Insurance Holdings Corp 344,583
31,619 Universal Insurance Holdings, Inc 962,799
TOTAL INSURANCE 68,344,326
MATERIALS - 4.6%
33,406 (a) Advanced Emissions Solutions, Inc 118,925
32,143 AdvanSix, Inc 509,145
14,335 (a) Alpha Metallurgical Resources, Inc 3,007,483
137,739 (a),(b) American Battery Technology Co 556,466
38,046 (a) American Vanguard Corp 193,274
172,664 Ardagh Metal Packaging S.A. 757,995
112,282 (a),(b) ASP Isotopes, Inc 711,868
79,148 (a) Aspen Aerogels, Inc 266,729
111,977 Avient Corp 4,047,969
40,055 Balchem Corp 6,816,159
64,889 Cabot Corp 4,684,337
18,453 Caledonia Mining Corp plc 506,350
64,639 (a) Century Aluminum Co 2,930,086
184,443 Chemours Co 2,764,801
19,387 (a) Clearwater Paper Corp 326,089
778,108 (a) Coeur Mining, Inc 15,904,527
136,041 Commercial Metals Co 10,457,472
41,788 (a) Compass Minerals International, Inc 1,043,864
168,197 (a) Constellium SE 3,779,387
13,190 (a) Contango ORE, Inc 373,936
10,158 (a) Core Molding Technologies, Inc 198,284
55,127 (a),(b) Critical Metals Corp 726,023
110,906 (a) Dakota Gold Corp 664,327
140,378 (a) Ecovyst, Inc 1,489,411
154,455 Ferroglobe plc 733,661
18,497 (a),(b) Flotek Industries, Inc 321,293
8,614 Friedman Industries, Inc 169,093
30,371 Greif, Inc (Class A) 2,144,800
4,470 Greif, Inc (Class B) 371,815
66,683 H.B. Fuller Co 4,007,648
23,860 Hawkins, Inc 3,107,765
774,861 Hecla Mining Co 17,449,870
17,369 (a) Idaho Strategic Resources, Inc 626,326
43,087 (a) Ingevity Corp 2,834,694
30,767 Innospec, Inc 2,514,279
13,621 (a) Intrepid Potash, Inc 447,314
129,014 (a) Ivanhoe Electric, Inc 2,204,849
19,538 Kaiser Aluminum Corp 2,395,750
69,876 (a) Knife River Corp 4,693,571
22,052 Koppers Holdings, Inc 649,652
30,533 Kronos Worldwide, Inc 160,298
35,917 (a),(b) Lifezone Metals Ltd 190,001
66,757 (a) LSB Industries, Inc 620,172

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
39,460 (a) Magnera Corp $ 515,742
25,318 Materion Corp 3,500,973
38,553 Minerals Technologies, Inc 2,535,245
43,459 Myers Industries, Inc 898,298
130,406 (a),(b) NioCorp Developments Ltd 769,395
361,075 (a) Novagold Resources, Inc 3,152,185
188,685 (a) O-I Glass, Inc 2,883,107
12,504 Olympic Steel, Inc 601,317
66,016 Orion S.A. 407,979
170,040 (a) Perimeter Solutions, Inc 4,446,546
103,383 (a) Perpetua Resources Corp 2,752,055
150,930 (a),(b) PureCycle Technologies, Inc 1,442,891
16,818 Quaker Chemical Corp 2,585,599
50,349 (a) Ramaco Resources, Inc 982,309
57,761 (a) Ranpak Holdings Corp 291,115
83,699 (a) Rayonier Advanced Materials, Inc 649,504
31,374 Ryerson Holding Corp 885,374
67,746 Schweitzer-Mauduit International, Inc 816,339
50,498 Sensient Technologies Corp 4,773,071
3,564 (a),(b) Smith-Midland Corp 125,239
24,334 (a) Solesence, Inc 32,851
245,026 (a) SSR Mining, Inc 5,593,944
26,376 Stepan Co 1,519,521
101,542 (a) SunCoke Energy, Inc 798,120
42,044 Sylvamo Corp 2,057,633
9,884 (a) Synalloy Corp 160,220
47,688 (a) TimkenSteel Corp 951,376
25,008 Titan America S.A. 434,139
22,637 (a) Tredegar Corp 193,546
39,400 Trimas Corp 1,369,938
44,280 (b) Trinseo plc 19,926
138,388 Tronox Holdings plc 838,631
12,586 United States Lime & Minerals, Inc 1,516,991
144,887 (a),(b) US Antimony Corp 1,062,022
14,180 (a),(b) US Gold Corp 245,881
107,176 (a) USA Rare Earth, Inc 2,402,886
1,005 Valhi, Inc 14,261
68,462 Vox Royalty Corp 360,795
62,504 Warrior Met Coal, Inc 5,581,607
39,044 Worthington Steel, Inc 1,570,740
TOTAL MATERIALS 170,217,069
MEDIA & ENTERTAINMENT - 1.9%
106,173 (a),(b) Advantage Solutions, Inc 114,667
339,329 (a) Altice USA, Inc 519,173
625,279 (a) AMC Entertainment Holdings, Inc 869,138
38,546 (a) AMC Networks, Inc 297,190
44,640 (a) Angi, Inc 579,427
16,736 (a) Arena Group Holdings, Inc 65,103
6,144 (a),(b) Atlanta Braves Holdings, Inc 270,459
54,524 (a) Atlanta Braves Holdings, Inc 2,177,143
24,971 (a) Boston Omaha Corp 304,896
63,507 (a) Bumble, Inc 212,748
6,691 Cable One, Inc 541,904
97,971 (a) Cargurus, Inc 3,174,260
66,335 (a) Cars.com, Inc 753,566
127,585 Cinemark Holdings, Inc 3,021,213
41,392 CuriosityStream, Inc 153,978
1,441 (a),(b) Daily Journal Corp 844,959
164,762 (a) EchoStar Corp (Class A) 18,654,354
19,910 (b) Emerald Holding, Inc 100,346
78,418 Entravision Communications Corp (Class A) 236,038
88,686 (a) Eventbrite, Inc 391,992

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
35,533 (a) EverQuote, Inc $ 806,599
77,085 (a) EW Scripps Co (Class A) 258,235
373,030 (a),(b) fuboTV, Inc 831,857
21,927 (a) Gaia, Inc 74,333
18,540 (a) Gambling.com Group Ltd 88,436
167,414 (a) Gannett Co, Inc 991,091
135,943 (a),(b) Getty Images Holdings, Inc 178,085
26,520 (a),(b) Golden Matrix Group, Inc 19,325
108,154 Gray Television, Inc 487,775
43,198 (a) Grindr, Inc 489,001
16,920 (a),(b) Ibotta, Inc 349,567
147,531 (a) iHeartMedia, Inc 478,000
53,763 (a) IMAX Corp 1,876,866
50,090 John Wiley & Sons, Inc (Class A) 1,564,311
251,191 (a) Lionsgate Studios Corp 2,371,243
47,044 (a) Madison Square Garden Entertainment Corp 2,910,612
171,154 (a) Magnite, Inc 2,476,598
30,233 Marcus Corp 456,216
39,531 (a) MediaAlpha, Inc 404,402
88,073 National CineMedia, Inc 317,944
57,153 (a),(b) Newsmax, Inc 394,356
274,860 (a) Nextdoor Holdings, Inc 538,726
31,444 (a) Nexxen International Ltd 194,324
55,980 (a),(b) Outbrain, Inc 37,680
110,418 (a) Playstudios, Inc 70,060
63,588 Playtika Holding Corp 230,189
47,262 (a) PubMatic, Inc 343,122
69,954 (a) QuinStreet, Inc 929,689
28,672 (a) Reservoir Media, Inc 216,474
134,475 (a),(b) Rumble, Inc 765,163
24,246 Scholastic Corp 847,883
26,799 Shutterstock, Inc 531,960
50,103 Sinclair, Inc 726,995
34,004 (a) Sphere Entertainment Co 3,247,722
138,163 (a) Stagwell, Inc 830,360
16,496 (a) Starz Entertainment Corp 164,795
34,289 (a) TechTarget, Inc 179,674
196,065 TEGNA, Inc 3,756,605
47,661 (a) Thryv Holdings, Inc 229,249
8,238 (a) Travelzoo, Inc 48,192
139,910 (a) TripAdvisor, Inc 1,859,404
4,890 (a),(b) Vivid Seats, Inc 35,648
22,276 (a),(b) Webtoon Entertainment, Inc 269,317
73,875 (a) Yelp, Inc 2,022,698
49,793 (a) Ziff Davis, Inc 1,903,088
85,163 (a) ZipRecruiter, Inc 209,501
TOTAL MEDIA & ENTERTAINMENT 71,295,924
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.7%
132,190 (a) 10X Genomics, Inc 2,670,238
50,474 (a) 4D Molecular Therapeutics, Inc 447,200
15,312 (a) Aardvark Therapeutics, Inc 198,903
56,719 (a),(b) Abeona Therapeutics, Inc 288,700
165,939 (a),(b) Absci Corp 496,158
152,309 (a) Acadia Pharmaceuticals, Inc 3,827,525
118,020 (a) Aclaris Therapeutics, Inc 414,250
7,554 (a),(b) Actuate Therapeutics, Inc 35,579
182,852 (a) Adaptive Biotechnologies Corp 3,382,762
94,938 (a) ADC Therapeutics S.A. 342,726
283,344 (a) ADMA Biologics, Inc 4,901,851
69,547 (a) Agios Pharmaceuticals, Inc 1,908,370
324,490 (a) Akebia Therapeutics, Inc 457,531
62,944 (a) Aldeyra Therapeutics, Inc 337,380

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
87,269 (a) Alector, Inc $ 164,938
198,725 (a) Alkermes plc 6,734,790
170,147 (a) Allogene Therapeutics, Inc 313,070
14,158 (a) Alpha Teknova, Inc 34,262
100,562 (a) Altimmune, Inc 563,147
68,631 (a) Alumis, Inc 1,682,146
360,680 (a) Amicus Therapeutics, Inc 5,154,117
184,367 (a) Amneal Pharmaceuticals, Inc 2,522,141
44,620 (a) Amphastar Pharmaceuticals, Inc 1,181,984
107,487 (a) Amylyx Pharmaceuticals, Inc 1,535,989
22,728 (a) AnaptysBio, Inc 1,077,534
108,498 (a) Anavex Life Sciences Corp 509,941
22,240 (a) ANI Pharmaceuticals, Inc 1,820,344
18,321 (a) Anika Therapeutics, Inc 169,103
127,185 (a) Annexon, Inc 793,634
46,822 (a) Apogee Therapeutics, Inc 3,067,309
126,085 (a),(b) Aquestive Therapeutics, Inc 371,951
189,039 (a) Arbutus Biopharma Corp 780,731
42,046 (a) Arcellx, Inc 2,872,162
31,233 (a),(b) Arcturus Therapeutics Holdings, Inc 233,310
95,193 (a) Arcus Biosciences, Inc 2,002,861
133,971 (a) Arcutis Biotherapeutics, Inc 3,398,844
283,124 (a) Ardelyx, Inc 2,177,224
35,431 (a),(b) ArriVent Biopharma, Inc 796,843
161,722 (a) Arrowhead Pharmaceuticals, Inc 11,212,186
71,166 (a),(b) ARS Pharmaceuticals, Inc 710,948
75,982 (a) Arvinas, Inc 1,016,639
89,888 (a) Atea Pharmaceuticals, Inc 381,125
112,972 (a) aTyr Pharma, Inc 99,732
48,790 (a) Aura Biosciences, Inc 273,224
147,488 (a) Aurinia Pharmaceuticals, Inc 2,143,001
108,785 (a) Avadel Pharmaceuticals plc 2,344,317
141,006 (a) Avidity Biosciences, Inc 10,232,805
16,703 (a),(b) Avita Medical, Inc 73,660
50,111 (a) Axsome Therapeutics, Inc 9,232,952
117,124 (a),(b) Beam Therapeutics, Inc 3,234,965
18,779 (a) Benitec Biopharma, Inc 228,728
38,841 (a) Bicara Therapeutics, Inc 652,529
24,962 (a) BioAge Labs, Inc 474,028
285,460 (a) BioCryst Pharmaceuticals, Inc 1,878,327
108,481 (a) Biohaven Ltd 1,283,330
48,864 (a) BioLife Solutions, Inc 1,065,235
36,459 (a) Biote Corp 76,199
192,779 (a) Bridgebio Pharma, Inc 14,896,033
5,987 (a),(b) Bright Minds Biosciences, Inc 465,489
50,201 (a) Brooks Automation, Inc 1,951,815
51,207 (a),(b) Candel Therapeutics, Inc 299,049
43,122 (a) Capricor Therapeutics, Inc 943,941
75,661 (a),(b) Cardiff Oncology, Inc 132,407
63,468 (a) CareDx, Inc 1,304,267
8,491 (a) Catalyst Biosciences, Inc 68,692
141,711 (a) Catalyst Pharmaceuticals, Inc 3,443,577
39,154 (a) Celcuity, Inc 4,284,231
80,921 (a) Celldex Therapeutics, Inc 1,990,657
68,455 (a) CG oncology, Inc 3,563,083
78,524 (a),(c) Chinook Therapeutics, Inc 785
65,012 (a) ChromaDex Corp 389,422
105,313 (a) Codexis, Inc 130,588
169,811 (a) Cogent Biosciences, Inc 6,097,913
133,750 (a),(b) Coherus Biosciences, Inc 288,900
38,542 (a) Collegium Pharmaceutical, Inc 1,769,849
158,719 (a) Compass Therapeutics, Inc 1,015,802

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
89,030 (a),(b) CorMedix, Inc $ 690,873
68,064 (a) Corvus Pharmaceuticals, Inc 1,408,925
119,334 (a) Crinetics Pharmaceuticals, Inc 5,959,540
106,002 (a),(b) CRISPR Therapeutics AG. 5,295,860
59,106 (a) CryoPort, Inc 562,098
68,727 (a) Cullinan Oncology, Inc 821,975
152,388 (a) Cytek Biosciences, Inc 761,940
141,938 (a) Cytokinetics, Inc 8,969,062
93,653 (a) Day One Biopharmaceuticals, Inc 1,045,167
113,677 (a) Definium Therapeutics, Inc 1,918,868
162,701 (a) Denali Therapeutics, Inc 3,537,120
28,765 (a) Design Therapeutics, Inc 293,691
40,668 (a),(b) DiaMedica Therapeutics, Inc 326,971
30,183 (a) Disc Medicine, Inc 2,333,750
125,928 (a) Dynavax Technologies Corp 1,949,995
151,404 (a) Dyne Therapeutics, Inc 2,708,618
82,525 (a) Edgewise Therapeutics, Inc 2,323,079
111,593 (a) Editas Medicine, Inc 222,070
76,292 (a),(b) Eledon Pharmaceuticals, Inc 167,842
61,409 (a) Emergent Biosolutions, Inc 696,378
32,935 (a) Enanta Pharmaceuticals, Inc 424,861
48,450 (a) Enliven Therapeutics, Inc 1,281,502
33,481 (a) Entrada Therapeutics, Inc 383,023
210,085 (a) Erasca, Inc 2,207,993
284,145 (a),(b) Esperion Thereapeutics, Inc 963,252
33,223 (a),(b) Eton Pharmaceuticals, Inc 498,677
64,618 (a) Evolus, Inc 303,058
91,640 (a) EyePoint Pharmaceuticals, Inc 1,238,973
136,284 (a) Fate Therapeutics, Inc 162,178
24,461 (a) Fennec Pharmaceuticals, Inc 185,659
385,828 (a) Fluidigm Corp 540,159
33,661 (a) Foghorn Therapeutics, Inc 192,204
112,021 (a) Fortrea Holdings, Inc 1,883,073
8,283 (a) Frequency Therapeutics, Inc 110,412
55,020 (a) Fulcrum Therapeutics, Inc 590,365
699,107 (a) Geron Corp 957,777
50,578 (a),(b) Ginkgo Bioworks Holdings, Inc 453,685
203,566 (a) Gossamer Bio, Inc 464,130
42,828 (a) GRAIL, Inc 4,189,435
8,122 (a),(b) Greenwich Lifesciences, Inc 244,229
53,640 (a) Harmony Biosciences Holdings, Inc 1,958,933
38,604 (a),(b) Harrow Health, Inc 1,580,448
198,783 (a),(b) Heron Therapeutics, Inc 262,394
162,890 (a),(b) Humacyte, Inc 162,515
98,777 (a) Ideaya Biosciences, Inc 3,179,632
357,703 (a),(b) ImmunityBio, Inc 2,235,644
113,920 (a) Immunome, Inc 2,804,710
84,336 (a),(b) Immunovant, Inc 2,192,736
148,142 (a) Indivior Pharmaceuticals, Inc 5,241,264
78,659 (a),(b) Inhibikase Therapeutics, Inc 117,988
11,178 (a) Inhibrx Biosciences, Inc 852,546
43,946 (a),(c) Inhibrx, Inc 28,455
16,518 (a),(b) Inmune Bio, Inc 26,264
71,708 (a) Innoviva, Inc 1,434,160
126,299 (a),(b) Intellia Therapeutics, Inc 1,660,832
373,793 (a),(b) Iovance Biotherapeutics, Inc 953,172
139,487 (a) Ironwood Pharmaceuticals, Inc 682,091
56,135 Jade Biosciences, Inc 876,267
51,916 (a) Janux Therapeutics, Inc 711,768
15,710 (a),(b) Journey Medical Corp 131,336
47,688 (a),(b) KalVista Pharmaceuticals, Inc 744,410
35,646 (a) Keros Therapeutics, Inc 638,420

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
36,145 (a) Kodiak Sciences, Inc $ 823,022
29,897 (a) Krystal Biotech, Inc 8,348,438
98,481 (a) Kura Oncology, Inc 799,666
67,755 (a) Kymera Therapeutics, Inc 4,925,111
35,850 (a) Landec Corp 311,536
57,035 (a) Larimar Therapeutics, Inc 201,904
22,966 (a) LB Pharmaceuticals, Inc 492,621
20,598 (a),(b) LENZ Therapeutics, Inc 325,860
76,672 (a) Lexeo Therapeutics, Inc 568,140
23,143 (a) Ligand Pharmaceuticals, Inc (Class B) 4,445,770
78,490 (a) Liquidia Corp 3,327,191
22,713 (a) Madrigal Pharmaceuticals, Inc 11,113,698
29,671 (a) Magenta Therapeutics, Inc 1,584,135
373,751 (a) MannKind Corp 2,160,281
20,197 (a) MapLight Therapeutics, Inc 357,285
137,536 (a),(b) Maravai LifeSciences Holdings, Inc 462,121
141,895 (a) MaxCyte, Inc 128,670
25,950 (a) Maze Therapeutics, Inc 1,130,901
34,600 (a),(b) MBX Biosciences, Inc 1,275,010
10,799 (a),(b) MediWound Ltd 195,786
52,309 (a),(b) MeiraGTx Holdings plc 398,071
6,237 (a) Mesa Laboratories, Inc 491,226
142,226 (a) MiMedx Group, Inc 726,775
56,889 (a) Mineralys Therapeutics, Inc 1,757,301
49,129 (a) Mirum Pharmaceuticals, Inc 5,071,095
5,551 (a) Monopar Therapeutics, Inc 335,169
55,041 (a) Monte Rosa Therapeutics, Inc 1,129,441
108,676 (a) Myriad Genetics, Inc 610,759
12,391 (a) Neurogene, Inc 218,825
36,626 (a) Nkarta, Inc 81,310
174,750 (a),(b) Novavax, Inc 1,545,664
121,865 (a) Nurix Therapeutics, Inc 2,013,210
60,645 (a) Nuvalent, Inc 6,239,764
294,784 (a) Nuvation Bio, Inc 1,544,668
16,749 (a) Nuvectis Pharma, Inc 135,834
225,988 (a) Ocular Therapeutix, Inc 2,065,530
72,064 (a) Olema Pharmaceuticals, Inc 1,853,486
79,902 (a),(b) Omeros Corp 934,054
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
126,229 (a) OmniAb, Inc 229,737
88,799 (a) Organogenesis Holdings, Inc 355,196
79,998 (a) ORIC Pharmaceuticals, Inc 820,779
46,823 (a),(b) Oruka Therapeutics, Inc 1,602,751
270,184 (a) Pacific Biosciences of California, Inc 610,616
54,838 (a) Pacira BioSciences, Inc 1,126,373
8,905 (a) Palvella Therapeutics, Inc 682,924
54,096 (a),(b) Personalis, Inc 506,880
71,907 (a) Perspective Therapeutics, Inc 272,528
47,894 (a),(b) Phathom Pharmaceuticals, Inc 654,711
25,144 Phibro Animal Health Corp 1,009,532
30,000 (a) Praxis Precision Medicines, Inc 9,420,000
218,905 (a),(b) Precigen, Inc 982,883
59,270 (a) Prestige Consumer Healthcare, Inc. 3,821,137
121,005 (a) Prime Medicine, Inc 461,029
71,253 (a) Protagonist Therapeutics, Inc 5,828,495
90,188 (a),(b) Protalix BioTherapeutics, Inc 211,040
42,081 (a) Protara Therapeutics, Inc 297,933
56,664 (a) Prothena Corp plc 499,210
93,519 (a) PTC Therapeutics, Inc 7,063,490
55,922 (a) Puma Biotechnology, Inc 362,375
47,125 (a) Quanterix Corp 298,772

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
183,652 (a) Quantum-Si, Inc $ 207,527
34,480 (a) Rapport Therapeutics, Inc 917,513
464,395 (a),(b) Recursion Pharmaceuticals, Inc 1,945,815
57,933 (a) REGENXBIO, Inc 646,532
170,471 (a) Relay Therapeutics, Inc 1,305,808
57,614 (a) Replimune Group, Inc 405,026
97,686 (a) Rezolute, Inc 326,271
64,713 (a) Rhythm Pharmaceuticals, Inc 6,634,377
20,587 (a) Rigel Pharmaceuticals, Inc 717,663
99,968 (a) Rocket Pharmaceuticals, Inc 347,889
200,766 (a),(b) Sana Biotechnology, Inc 889,393
171,147 (a) Savara, Inc 924,194
100,237 (a) Scholar Rock Holding Corp 4,444,509
13,477 (a) Selecta Biosciences, Inc 92,048
149,922 (a),(b) SELLAS Life Sciences Group, Inc 565,206
25,798 (a) Septerna, Inc 602,125
49,221 SIGA Technologies, Inc 329,781
19,432 (a) Sionna Therapeutics, Inc 821,196
56,792 (a) Soleno Therapeutics, Inc 2,189,900
72,938 (a) Solid Biosciences, Inc 471,179
83,706 (a) Spyre Therapeutics, Inc 2,676,918
55,000 (a) Stoke Therapeutics, Inc 1,668,700
65,947 (a) Supernus Pharmaceuticals, Inc 3,176,008
104,624 (a) Syndax Pharmaceuticals, Inc 2,124,913
129,404 (a) Tango Therapeutics, Inc 1,502,380
47,877 (a) Tarsus Pharmaceuticals, Inc 3,089,982
268,705 (a) Taysha Gene Therapies, Inc 1,211,860
14,304 (a),(b) Tectonic Therapeutic, Inc 285,937
104,723 (a) Terns Pharmaceuticals, Inc 3,623,416
173,760 (a) TG Therapeutics, Inc 5,113,757
46,857 (a) Theravance Biopharma, Inc 887,472
26,824 (a),(c) Third Harmonic Bio, Inc 805
14,095 (a),(b) Tonix Pharmaceuticals Holding Corp 242,998
100,865 (a) Travere Therapeutics, Inc 3,135,893
110,333 (a) Trevi Therapeutics, Inc 1,155,187
36,550 (a) TriSalus Life Sciences, Inc 181,653
33,575 (a) TuHURA Biosciences, Inc 17,966
5,951 (a) Tvardi Therapeutics, Inc 23,625
73,493 (a) Twist Bioscience Corp 3,018,358
31,231 (a) Tyra Biosciences, Inc 962,539
37,690 (a),(b) Upstream Bio, Inc 1,171,405
41,430 (a) UroGen Pharma Ltd 812,442
70,467 (a) Vanda Pharmaceuticals, Inc 531,321
140,147 (a) Vaxcyte, Inc 7,507,675
67,658 (a) Vera Therapeutics, Inc 2,926,885
95,938 (a) Veracyte, Inc 3,653,319
64,886 (a) Verastem, Inc 395,805
62,032 (a) Vericel Corp 2,231,911
111,607 (a) Vir Biotechnology, Inc 830,356
96,960 (a) Viridian Therapeutics, Inc 3,199,680
62,291 (a) Voyager Therapeutics, Inc 242,935
140,589 (a) WaVe Life Sciences Ltd 1,819,222
87,918 (a) Xencor, Inc 1,062,929
93,330 (a) Xenon Pharmaceuticals, Inc 3,827,463
178,591 (a) Xeris Biopharma Holdings, Inc 1,314,430
12,179 (a),(b) XOMA Corp 312,513
22,902 (a),(b) Zenas Biopharma, Inc 420,710
68,976 (a) Zevra Therapeutics, Inc 620,784
61,667 (a) Zymeworks, Inc 1,389,358
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 437,465,771
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
2,110 (a) American Realty Investors, Inc 36,355

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
777,572 (a) Compass, Inc $ 9,735,201
283,257 (a) Cushman & Wakefield Ltd 4,656,745
95,338 (a) Douglas Elliman, Inc 257,412
110,322 (b) eXp World Holdings, Inc 997,311
24,714 (a) Forestar Group, Inc 643,058
10,259 (a) FRP Holdings, Inc 245,293
153,067 Kennedy-Wilson Holdings, Inc 1,507,710
30,638 Marcus & Millichap, Inc 833,354
9,874 (a) Maui Land & Pineapple Co, Inc 169,142
181,090 Newmark Group, Inc 3,228,835
21,665 (a) Re/Max Holdings, Inc 168,554
157,447 (a) Real Brokerage, Inc 557,362
20,088 RMR Group, Inc 304,333
9,803 (a),(b) Seaport Entertainment Group, Inc 185,179
46,667 St. Joe Co 3,088,889
8,230 (a) Stratus Properties, Inc 244,184
21,640 (a) Tejon Ranch Co 348,188
1,691 (a) Transcontinental Realty Investors, Inc 89,995
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 27,297,100
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
59,657 (a) ACM Research, Inc 3,467,265
32,267 (a),(b) Aehr Test Systems 827,326
15,696 (a),(b) Aeluma, Inc 247,840
30,740 (a) Alpha & Omega Semiconductor Ltd 679,354
49,737 (a) Ambarella, Inc 3,185,157
5,707 (a) Ambiq Micro, Inc 173,436
38,169 (a) Atomera, Inc 111,835
38,025 (a) Axcelis Technologies, Inc 3,348,862
92,462 (a),(b) Blaize Holdings, Inc 125,748
28,763 (a) Ceva, Inc 606,612
16 (a),(c) China Energy Savings Technology, Inc 0
56,357 (a) Cohu, Inc 1,608,429
186,393 (a) Credo Technology Group Holding Ltd 23,351,315
56,040 (a) Diodes, Inc 3,317,008
93,746 (a) Formfactor, Inc 6,608,155
42,111 (a) Ichor Holdings Ltd 1,277,648
32,815 (a) Impinj, Inc 4,531,751
241,072 (a) indie Semiconductor, Inc 988,395
215,922 (a) Kopin Corp 550,601
60,567 Kulicke & Soffa Industries, Inc 3,472,306
101,000 (a) MaxLinear, Inc 1,752,350
194,564 (a),(b) Navitas Semiconductor Corp 1,669,359
6,356 (a) NVE Corp 428,966
37,562 (a) PDF Solutions, Inc 1,196,350
59,127 (a) Penguin Solutions, Inc 1,135,830
69,885 (a) Photronics, Inc 2,415,924
68,591 Power Integrations, Inc 3,151,071
131,733 (a) Rambus, Inc 14,995,167
390,042 (a) Rigetti Computing, Inc 7,087,063
106,445 (a) Semtech Corp 8,488,989
39,796 (a) Silicon Laboratories, Inc 5,668,940
26,309 (a) SiTime Corp 9,553,061
36,651 (a) SkyWater Technology, Inc 1,160,371
47,476 (a) Synaptics, Inc 3,917,245
55,202 (a) Ultra Clean Holdings 2,411,223
69,447 (a) Veeco Instruments, Inc 2,168,830
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 125,679,782
SOFTWARE & SERVICES - 5.7%
154,489 (a) 8x8, Inc 256,452
88,392 A10 Networks, Inc 1,541,557
126,390 (a) ACI Worldwide, Inc 5,480,270
129,440 Adeia, Inc 2,341,570

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
31,638 (a) Agilysys, Inc $ 2,744,597
26,039 (a),(b) Airship AI Holdings, Inc 80,981
58,427 (a) Alarm.com Holdings, Inc 2,850,069
80,491 (a),(b) Alkami Technology, Inc 1,705,604
113,101 (a) Amplitude, Inc 1,037,136
48,377 (a) Appian Corp 1,349,718
289,862 (a),(b) Applied Digital Corp 9,820,525
37,316 (a) Arteris, Inc 560,113
106,161 (a) Asana, Inc 1,088,150
50,992 (a) ASGN, Inc 2,656,173
9,437 (a) AudioEye, Inc 88,897
173,924 (a) AvePoint, Inc 2,022,736
69,535 (a) Backblaze, Inc 316,384
528,436 (a),(b) BigBear.ai Holdings, Inc 2,663,317
92,493 (a) BigCommerce Holdings, Inc 288,578
350,841 (a),(b) Bit Digital, Inc 712,207
119,707 (a),(b) Bitdeer Technologies Group 1,560,979
47,034 (a) Blackbaud, Inc 2,525,726
63,738 (a) BlackLine, Inc 2,961,905
243,459 (a) Blend Labs, Inc 579,432
172,166 (a) Box, Inc 4,364,408
103,228 (a) Braze, Inc 2,149,207
157,268 (a),(b) C3.ai, Inc 1,731,521
42,848 (a) Cerence, Inc 485,468
395,625 (a),(b) Cipher Mining, Inc 6,314,175
331,983 (a),(b) Cleanspark, Inc 3,930,679
104,844 Clear Secure, Inc 3,420,011
338,872 (a) Clearwater Analytics Holdings, Inc 8,163,427
54,625 (a) Commvault Systems, Inc 4,681,363
23,272 (a) Consensus Cloud Solutions, Inc 497,090
353,803 (a),(b) Core Scientific, Inc 6,364,916
31,049 (a) CS Disco, Inc 194,056
8,961 (b) CSP, Inc 102,335
20,502 (a),(b) Digimarc Corp 125,677
127,855 (a) Digital Turbine, Inc 667,403
83,518 (a) DigitalOcean Holdings, Inc 4,614,370
41,771 (a) Domo, Inc 245,196
408,429 (a),(b) D-Wave Quantum, Inc 8,666,863
12,496 (a) eGain Corp 128,334
18,955 (a),(b) EverCommerce, Inc 228,408
77,657 (a) Expensify, Inc 112,603
170,842 (a) Fastly, Inc 1,580,289
94,837 (a) Five9, Inc 1,674,821
245,876 (a) Freshworks, Inc 2,650,543
85,624 (a) Grid Dynamics Holdings, Inc 708,110
32,648 Hackett Group, Inc 595,826
22,723 (a) HeartFlow, Inc 678,736
116,988 (a),(b) Hut 8 Corp 6,531,440
29,021 (a),(b) I3 Verticals, Inc 644,556
12,925 (a) IBEX Holdings Ltd 480,810
18,873 (a) Imergent, Inc 132,111
49,632 Information Services Group, Inc 276,450
69,469 (a) Intapp, Inc 2,358,473
31,652 (b) InterDigital, Inc 10,332,479
92,701 (a),(c) Jamf Holding Corp 1,209,748
113,547 (a) Kaltura, Inc 185,082
24,680 (a),(b) Life360, Inc 1,413,917
79,226 (a) LiveRamp Holdings, Inc 1,929,153
454,210 (a),(b) Marathon Digital Holdings, Inc 4,314,995
49,184 (a),(b) Mercurity Fintech Holding, Inc 282,316
55,479 (a) Mitek Systems, Inc 555,900
90,170 (a) N-able, Inc 547,332

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
171,150 (a) NCR Corp $ 1,697,808
114,875 (a),(b) NextNav, Inc 1,649,605
42,356 (a) ON24, Inc 337,577
46,851 OneSpan, Inc 551,905
29,212 (a) Ooma, Inc 343,241
61,906 (a) Pagaya Technologies Ltd 1,200,357
105,781 (a) PagerDuty, Inc 1,121,279
49,168 (a),(b) PAR Technology Corp 1,288,693
15,573 (b) Park City Group, Inc 165,385
102,048 (a) Porch Group, Inc 805,159
52,671 (a) Progress Software Corp 2,155,297
76,057 (a) Q2 Holdings, Inc 4,658,491
43,823 (a) Qualys, Inc 5,780,254
90,686 (a) Rackspace Technology, Inc 55,464
81,381 (a) Rapid7, Inc 970,062
14,636 Red Violet, Inc 665,645
217,909 (a),(b) Rezolve AI plc 562,205
68,658 (a) Rimini Street, Inc 236,870
426,056 (a) Riot Platforms, Inc 6,591,086
36,928 Sapiens International Corp NV 1,606,368
59,681 (a) SEMrush Holdings, Inc 709,607
7,766 (a) Silvaco Group, Inc 34,792
447,201 (a),(b) SoundHound AI, Inc 3,783,320
11,953 (a) SoundThinking, Inc 83,432
142,981 (a) Sprinklr, Inc 912,219
65,477 (a) Sprout Social, Inc 592,567
45,362 (a) SPS Commerce, Inc 4,049,012
1,098 (a) Synchronoss Technologies, Inc 9,662
67,702 (a) Telos Corp 369,653
149,187 (a) Tenable Holdings, Inc 3,291,065
369,700 (a),(b) Terawulf, Inc 4,942,889
23,720 (a),(b) TSS, Inc 241,944
8,671 (a),(b) Tucows, Inc 192,670
80,099 (a) Unisys Corp 210,660
140,099 (a) Varonis Systems, Inc 4,180,554
84,271 (a) Vertex, Inc 1,563,227
11,614 (a) Via Transportation, Inc 270,026
17,360 (a) Viant Technology, Inc 205,195
74,837 (a) VTEX 234,988
75,792 (a) Weave Communications, Inc 492,648
12,752 (a) Whitefiber, Inc 248,792
111,832 (a) WM Technology, Inc 86,435
61,529 (a) Workiva, Inc 4,738,964
46,596 (a),(b) Xperi, Inc 263,733
119,276 (a) Yext, Inc 854,016
229,308 (a) Zeta Global Holdings Corp 4,260,543
TOTAL SOFTWARE & SERVICES 212,769,037
TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
30,205 (a) 908 Devices, Inc 190,594
91,905 (a) ADTRAN Holdings, Inc 847,364
46,025 Advanced Energy Industries, Inc 11,752,944
45,511 (a),(b) Aeva Technologies, Inc 581,175
73,447 (a),(b) Applied Optoelectronics, Inc 3,203,024
121,631 (a) Arlo Technologies, Inc 1,543,497
15,093 (a) Aviat Networks, Inc 329,178
36,227 Badger Meter, Inc 5,310,154
2,020 Bel Fuse, Inc 371,175
12,198 Bel Fuse, Inc (Class B) 2,454,116
47,754 Belden CDT, Inc 5,611,573
43,653 Benchmark Electronics, Inc 2,276,067
3,523 (a) BK Technologies Corp 268,734
72,984 (a) Calix, Inc 3,260,195

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
15,242 (a) Clearfield, Inc $ 453,754
4,891 Climb Global Solutions, Inc 580,024
265,855 (a) CommScope Holding Co, Inc 4,785,390
68,154 (a) CompoSecure, Inc 1,606,390
60,480 (a) Corsair Gaming, Inc 308,448
5,715 (a) CPI Card Group, Inc 74,238
35,320 CTS Corp 1,815,801
43,645 (a) Daktronics, Inc 1,010,382
30,195 (a) Diebold Nixdorf, Inc 2,083,757
44,507 (a) Digi International, Inc 1,916,917
59,537 (a) Eastman Kodak Co 435,811
31,183 ePlus, Inc 2,675,813
185,097 (a) Evolv Technologies Holdings, Inc 1,145,750
153,786 (a) Extreme Networks, Inc 2,242,200
43,905 (a) Fabrinet 21,488,863
8,537 (a),(b) Frequency Electronics, Inc 448,875
129,145 (a) Harmonic, Inc 1,255,289
32,862 (b) Immersion Corp 220,833
16,169 (a) Inseego Corp 176,080
35,739 (a) Insight Enterprises, Inc 3,002,791
412,800 (a),(b) IonQ, Inc 16,503,743
55,506 (a) Itron, Inc 5,499,534
31,385 (a) Kimball Electronics, Inc 948,141
100,173 (a) Knowles Corp 2,428,194
44,579 Methode Electronics, Inc 356,186
318,987 (a),(b) MicroVision, Inc 259,209
289,984 (a) Mirion Technologies, Inc 7,203,203
3,181 (a) M-Tron Industries, Inc 207,528
42,285 Napco Security Technologies, Inc 1,559,894
13,633 (a) Neonode, Inc 24,676
33,770 (a) Netgear, Inc 706,131
85,192 (a) Netscout Systems, Inc 2,369,190
54,217 (a) nLight, Inc 2,472,837
44,097 (a) Novanta, Inc 5,932,810
19,793 (a) OSI Systems, Inc 4,951,021
66,404 (a) Ouster, Inc 1,383,195
13,508 PC Connection, Inc 794,405
32,790 (a) Plexus Corp 6,536,031
152,760 (a) Powerfleet, Inc 780,604
245,632 (a) Quantum Computing, Inc 2,277,009
114,929 (a) Ribbon Communications, Inc 301,114
15,463 (a) Richardson Electronics Ltd 186,948
22,142 (a) Rogers Corp 2,153,088
63,836 (a) Sanmina Corp 9,044,284
25,734 (a) Scansource, Inc 1,106,305
125,130 (a) TTM Technologies, Inc 12,287,766
17,287 (a) Turtle Beach Corp 206,753
150,548 (a) Viasat, Inc 6,800,253
270,563 (a) Viavi Solutions, Inc 6,617,971
148,002 Vishay Intertechnology, Inc 2,982,240
14,961 (a) Vishay Precision Group, Inc 749,247
83,642 (a),(b) Vuzix Corp 219,978
148,345 (b) Xerox Holdings Corp 324,876
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 191,901,560
TELECOMMUNICATION SERVICES - 0.7%
13,495 (a) Anterix, Inc 354,446
12,579 ATN International, Inc 304,286
31,861 (a) Bandwidth, Inc 445,098
58,412 Cogent Communications Group, Inc 1,419,412
59,867 (a) Globalstar, Inc 3,689,005
97,350 (a) Gogo, Inc 446,837
20,118 IDT Corp 978,338

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
34,453 (a) Liberty Latin America Ltd (Class A) $ 265,977
151,981 (a) Liberty Latin America Ltd (Class C) 1,182,412
1,164,971 (a) Lumen Technologies, Inc 10,275,044
65,737 Shenandoah Telecom Co 780,298
24,019 Spok Holdings, Inc 330,742
119,240 Telephone and Data Systems, Inc 5,381,301
202,208 (a) Uniti Group, Inc 1,682,371
TOTAL TELECOMMUNICATION SERVICES 27,535,567
TRANSPORTATION - 1.1%
17,178 (a) Allegiant Travel Co 1,522,486
27,898 ArcBest Corp 2,516,958
4,871 (a) Costamare Bulkers Holdings Ltd 80,518
50,447 Costamare, Inc 846,501
18,682 Covenant Logistics Group, Inc 459,577
26,755 (a) Forward Air Corp 745,929
87,977 (a),(b) Frontier Group Holdings, Inc 408,213
134,966 FTAI Infrastructure, Inc 785,502
39,026 Genco Shipping & Trading Ltd 815,643
55,161 Heartland Express, Inc 556,575
127,775 (a),(b) Hertz Global Holdings, Inc 626,098
38,844 (b) Himalaya Shipping Ltd 421,846
73,130 Hub Group, Inc (Class A) 3,479,525
365,207 (a) JetBlue Airways Corp 1,778,558
592,672 (a) Joby Aviation, Inc 6,264,543
69,331 Marten Transport Ltd 852,771
38,381 (a) Matson, Inc 6,152,474
8,979 (a) PAM Transportation Services, Inc 97,422
37,401 Pangaea Logistics Solutions Ltd 317,160
27,416 (a) Proficient Auto Logistics, Inc 276,353
35,028 (a) Radiant Logistics, Inc 235,738
198,612 (a) RXO, Inc 2,895,763
44,890 (b) Safe Bulkers, Inc 256,322
27,644 (a),(b) Sky Harbour Group Corp 255,431
49,407 (a) Skywest, Inc 4,768,764
63,352 (a) Sun Country Airlines Holdings, Inc 1,111,194
9,065 (b) Universal Truckload Services, Inc 145,131
73,719 Werner Enterprises, Inc 2,524,876
TOTAL TRANSPORTATION 41,197,871
UTILITIES - 3.0%
45,939 American States Water Co 3,351,709
99,137 Avista Corp 4,093,367
88,388 Black Hills Corp 6,450,556
147,430 (a) Brookfield Infrastructure Corp 7,054,526
68,485 (a) Cadiz, Inc 386,255
73,538 (a) California Water Service Group 3,287,149
27,891 Chesapeake Utilities Corp 3,589,014
18,831 Consolidated Water Co, Inc 713,318
27,647 Genie Energy Ltd 380,699
17,733 (a) Global Water Resources, Inc 153,745
35,405 (a) Hallador Energy Co 654,638
213,670 (a) Hawaiian Electric Industries, Inc 3,273,424
45,151 (a) MGE Energy, Inc 3,606,662
23,050 (a) Middlesex Water Co 1,207,359
83,866 (a) Montauk Renewables, Inc 145,927
121,397 New Jersey Resources Corp 6,006,724
49,060 Northwest Natural Holding Co 2,284,234
73,870 NorthWestern Corp 5,012,818
132,718 (a),(b) Oklo, Inc 10,567,007
73,102 ONE Gas, Inc 5,815,995
74,617 Ormat Technologies, Inc 9,322,648
47,073 Otter Tail Corp 4,197,029
121,886 PNM Resources, Inc 7,181,523

Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
137,214 Portland General Electric Co $ 6,895,004
25,021 (a) Pure Cycle Corp 289,743
10,847 RGC Resources, Inc 235,488
40,045 (a) SJW Corp 2,083,942
79,046 Southwest Gas Holdings Inc 6,546,590
71,324 Spire, Inc 6,026,165
20,317 (a) Unitil Corp 1,034,338
16,485 (a) York Water Co 553,566
TOTAL UTILITIES 112,401,162
TOTAL COMMON STOCKS
(Cost $2,138,943,051) 3,699,564,174
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
37,494 (c) AstraZeneca plc 02/20/29 11,623
20,265 (c) Chinook Therapeutics, Inc 01/02/30 203
86,511 (c) Novo Nordisk A.S. 02/25/26 56,232
159,741 (b),(c) Selecta Biosciences, Inc 03/20/24 28,754
9,351 (c) Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 97,373
TOTAL RIGHTS/WARRANTS
(Cost $93,547) 97,373
TOTAL LONG-TERM INVESTMENTS
(Cost $2,139,036,598) 3,699,661,547
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.2%
82,298,773 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(e) 82,298,773
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $82,298,773) 82,298,773
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.6%
$ 21,651,000 (f) Fixed Income Clearing Corporation 3 .660 02/02/26 21,651,000
TOTAL REPURCHASE AGREEMENT 21,651,000
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0 .000 03/03/26 4,985,399
TOTAL TREASURY DEBT 4,985,399
TOTAL SHORT-TERM INVESTMENTS
(Cost $26,636,083) 26,636,399
TOTAL INVESTMENTS - 101.8%
(Cost $2,247,971,454) 3,808,596,719
OTHER ASSETS & LIABILITIES, NET - (1.8)% (69,027,090)
NET ASSETS - 100.0% $ 3,739,569,629
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $205,584,100.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $21,657,604 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $22,084,211.

Small Cap Blend Index

Portfolio of Investments January 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 201 03/20/26  $ 26,656,522 $ 26,377,230 $ (279,292)
Fund Level 1 Level 2 Level 3 Total
Small Cap Blend Index
Long-Term Investments
:
Common stocks $3,696,717,614 $1,606,368 $1,240,192 $3,699,564,174
Rights/Warrants — — 97,373 97,373
Investments purchased with collateral from securities lending 82,298,773 — — 82,298,773
Short-Term Investments
:
Repurchase agreement — 21,651,000 — 21,651,000
Treasury debt — 4,985,399 — 4,985,399
Investments in Derivatives
:
Futures contracts* (279,292) — — (279,292)
Total $3,778,737,095 $28,242,767 $1,337,565 $3,808,317,427
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments January 31, 2026
S&P 500 Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
AUTOMOBILES & COMPONENTS - 2.3%
46,328 (a) Aptiv plc $ 3,509,346
820,780 Ford Motor Co 11,392,427
201,123 General Motors Co 16,894,332
605,847 (a) Tesla, Inc 260,762,607
TOTAL AUTOMOBILES & COMPONENTS 292,558,712
BANKS - 3.5%
1,448,481 Bank of America Corp 77,059,189
385,773 Citigroup, Inc 44,637,794
86,478 Citizens Financial Group, Inc 5,446,384
193,925 Fifth Third Bancorp 9,738,914
438,384 Huntington Bancshares, Inc 7,662,952
586,948 JPMorgan Chase & Co 179,541,524
212,462 Keycorp 4,572,182
32,566 M&T Bank Corp 7,215,649
84,400 PNC Financial Services Group, Inc 18,846,520
185,239 Regions Financial Corp 5,279,312
276,522 Truist Financial Corp 14,218,761
337,326 US Bancorp 18,927,362
676,778 Wells Fargo & Co 61,241,641
TOTAL BANKS 454,388,184
CAPITAL GOODS - 6.3%
114,734 3M Co 17,572,659
22,751 A.O. Smith Corp 1,671,971
19,169 Allegion plc 3,170,361
50,858 Ametek, Inc 11,391,175
17,120 (a) Axon Enterprise, Inc 8,278,890
168,948 (a) Boeing Co 39,486,527
26,073 (a) Builders FirstSource, Inc 2,982,751
167,621 Carrier Global Corp 9,986,859
100,611 Caterpillar, Inc 66,137,647
7,589 Comfort Systems USA, Inc 8,667,397
29,804 Cummins, Inc 17,251,151
54,206 Deere & Co 28,620,768
28,559 Dover Corp 5,754,353
83,420 Eaton Corp plc 29,315,456
9,472 EMCOR Group, Inc 6,826,755
120,105 Emerson Electric Co 17,650,631
246,210 Fastenal Co 10,675,666
71,124 Fortive Corp 3,756,059
58,659 GE Vernova, Inc 42,608,138
13,280 (a) Generac Holdings, Inc 2,231,571
54,017 General Dynamics Corp 18,964,829
227,503 General Electric Co 69,795,645
136,872 Honeywell International, Inc 31,141,117
85,926 Howmet Aerospace, Inc 17,879,482
11,150 Hubbell, Inc 5,440,531
8,657 Huntington Ingalls Industries, Inc 3,640,355
16,032 IDEX Corp 3,183,154
56,881 Illinois Tool Works, Inc 14,860,730
76,628 Ingersoll Rand, Inc 6,596,905
131,736 Johnson Controls International plc 15,710,835
40,307 L3Harris Technologies, Inc 13,819,255
6,992 Lennox International, Inc 3,461,599
44,224 Lockheed Martin Corp 28,047,745
45,328 Masco Corp 2,995,728
11,898 Nordson Corp 3,266,358
28,944 Northrop Grumman Corp 20,036,773
84,972 Otis Worldwide Corp 7,258,308

S&P 500 Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
112,435 PACCAR, Inc $ 13,819,386
27,374 Parker-Hannifin Corp 25,617,684
34,647 Pentair plc 3,650,754
32,254 Quanta Services, Inc 15,308,716
24,311 Rockwell Automation, Inc 10,250,733
289,280 RTX Corp 58,125,030
10,636 Snap-On, Inc 3,893,946
32,515 Stanley Black & Decker, Inc 2,557,630
35,725 Textron, Inc 3,145,944
47,504 Trane Technologies plc 19,979,232
12,236 TransDigm Group, Inc 17,467,379
13,631 United Rentals, Inc 10,660,260
9,303 W.W. Grainger, Inc 10,046,682
36,796 Westinghouse Air Brake Technologies Corp 8,468,231
52,680 Xylem, Inc 7,262,992
TOTAL CAPITAL GOODS 810,390,733
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
87,837 Automatic Data Processing, Inc 21,679,928
25,559 Broadridge Financial Solutions, Inc 5,037,934
35,847 (a) Ceridian HCM Holding, Inc 2,483,122
74,822 Cintas Corp 14,320,183
189,039 (a) Copart, Inc 7,671,203
25,561 Equifax, Inc 5,147,985
26,100 Jacobs Solutions, Inc 3,530,286
27,956 Leidos Holdings, Inc 5,263,556
67,560 Paychex, Inc 6,967,463
11,198 Paycom Software, Inc 1,508,930
43,156 Republic Services, Inc 9,282,424
61,091 (a) Rollins, Inc 3,869,504
53,756 Veralto Corp 5,320,769
29,333 Verisk Analytics, Inc 6,378,754
80,600 Waste Management, Inc 17,912,544
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 116,374,585
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.7%
2,097,463 (a) Amazon.com, Inc 501,922,896
3,567 (a) Autozone, Inc 13,213,203
43,102 Best Buy Co, Inc 2,805,940
30,490 (a) Carvana Co 12,229,844
95,479 eBay, Inc 8,709,594
30,791 Genuine Parts Co 4,279,641
213,497 Home Depot, Inc 79,973,841
120,900 Lowe's Cos, Inc 32,287,554
183,042 (a) O'Reilly Automotive, Inc 18,013,163
6,958 Pool Corp 1,767,958
68,470 Ross Stores, Inc 12,916,866
240,964 TJX Cos, Inc 36,098,817
113,852 Tractor Supply Co 5,792,790
9,356 (a) Ulta Beauty, Inc 6,056,700
26,334 Williams-Sonoma, Inc 5,389,253
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 741,458,060
CONSUMER DURABLES & APPAREL - 0.5%
31,767 (a) Deckers Outdoor Corp 3,791,074
59,070 DR Horton, Inc 8,791,979
34,634 (a) Garmin Ltd 6,983,600
27,799 Hasbro, Inc 2,482,729
47,069 Lennar Corp (Class A) 5,146,995
22,766 (a) Lululemon Athletica, Inc 3,972,667
256,611 Nike, Inc (Class B) 15,861,126
627 (a) NVR, Inc 4,787,603
43,428 Pulte Homes, Inc 5,432,408
8,795 Ralph Lauren Corp 3,108,241

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
44,274 Tapestry, Inc $ 5,618,813
TOTAL CONSUMER DURABLES & APPAREL 65,977,235
CONSUMER SERVICES - 1.8%
91,813 (a) Airbnb, Inc 11,877,848
6,951 Booking Holdings, Inc 34,767,790
229,846 (a) Carnival Corp 6,899,977
287,095 (a) Chipotle Mexican Grill, Inc (Class A) 11,159,383
24,608 Darden Restaurants, Inc 4,905,605
6,396 Domino's Pizza, Inc 2,624,471
81,414 (a) DoorDash, Inc 16,658,933
24,802 Expedia Group, Inc 6,568,562
50,089 Hilton Worldwide Holdings, Inc 14,952,067
65,374 Las Vegas Sands Corp 3,447,171
47,659 Marriott International, Inc (Class A) 15,026,883
153,306 McDonald's Corp 48,291,390
40,853 (a) MGM Resorts International 1,370,209
94,992 (a) Norwegian Cruise Line Holdings Ltd 2,086,024
54,282 Royal Caribbean Cruises Ltd 17,622,651
244,262 Starbucks Corp 22,459,891
19,350 Wynn Resorts Ltd 2,079,157
60,657 Yum! Brands, Inc 9,432,163
TOTAL CONSUMER SERVICES 232,230,175
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
95,655 Costco Wholesale Corp 89,939,614
46,385 Dollar General Corp 6,653,000
41,098 (a) Dollar Tree, Inc 4,832,714
133,570 Kroger Co 8,394,874
103,543 Sysco Corp 8,682,081
97,291 Target Corp 10,261,282
945,476 Walmart, Inc 112,644,011
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 241,407,576
ENERGY - 3.1%
76,053 APA Corp 2,008,560
214,245 Baker Hughes Co 12,006,290
165,261 Cabot Oil & Gas Corp 4,767,780
50,340 Chesapeake Energy Corp 5,658,719
408,092 Chevron Corp 72,191,475
266,095 ConocoPhillips 27,735,082
138,190 Devon Energy Corp 5,556,620
40,712 Diamondback Energy, Inc 6,674,732
116,747 EOG Resources, Inc 13,090,841
132,077 EQT Corp 7,624,805
909,264 Exxon Mobil Corp 128,569,929
183,220 Halliburton Co 6,141,534
423,879 Kinder Morgan, Inc 12,924,071
65,378 Marathon Petroleum Corp 11,518,950
148,549 Occidental Petroleum Corp 6,742,639
134,285 ONEOK, Inc 10,634,029
85,725 Phillips 66 12,306,681
314,273 Schlumberger Ltd 15,204,528
45,920 Targa Resources Corp 9,229,002
12,438 Texas Pacific Land Corp 4,332,902
65,265 Valero Energy Corp 11,841,029
265,969 Williams Cos, Inc 17,889,075
TOTAL ENERGY 404,649,273
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
36,103 Alexandria Real Estate Equities, Inc 1,972,668
101,350 American Tower Corp 18,170,028
31,293 AvalonBay Communities, Inc 5,559,827
32,980 Boston Properties, Inc 2,132,817
24,781 Camden Property Trust 2,702,368
95,408 Crown Castle, Inc 8,282,368

S&P 500 Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
70,002 Digital Realty Trust, Inc $ 11,616,832
21,063 Equinix, Inc 17,291,249
74,179 Equity Residential 4,622,835
13,612 Essex Property Trust, Inc 3,428,454
44,760 Extra Space Storage, Inc 6,175,537
17,474 Federal Realty Investment Trust 1,767,670
155,185 Healthpeak Properties, Inc 2,675,389
144,601 Host Hotels & Resorts Inc 2,679,457
127,932 Invitation Homes, Inc 3,419,622
62,705 Iron Mountain, Inc 5,777,012
141,377 Kimco Realty Corp 2,980,227
26,003 Mid-America Apartment Communities, Inc 3,492,203
200,342 (b) Prologis, Inc 26,156,651
32,579 Public Storage, Inc 8,997,994
198,068 Realty Income Corp 12,113,839
35,886 Regency Centers Corp 2,615,013
23,745 SBA Communications Corp 4,371,692
69,118 Simon Property Group, Inc 13,222,965
57,690 UDR, Inc 2,143,183
99,501 Ventas, Inc 7,728,243
237,200 VICI Properties, Inc 6,660,576
147,989 (b) Welltower, Inc 27,875,208
159,019 (b) Weyerhaeuser Co 4,099,510
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 220,731,437
FINANCIAL SERVICES - 7.6%
115,856 American Express Co 40,801,007
19,936 Ameriprise Financial, Inc 10,510,060
100,701 Apollo Global Management, Inc 13,548,313
43,978 Ares Management Corp 6,582,187
151,668 Bank of New York Mellon Corp 18,188,027
395,365 (a) Berkshire Hathaway, Inc 189,984,743
30,929 BlackRock, Inc 34,607,695
159,293 (a) Blackstone, Inc 22,686,509
117,059 (a) Block, Inc 7,073,875
136,141 Capital One Financial Corp 29,805,349
22,517 Cboe Global Markets, Inc 5,968,356
360,134 Charles Schwab Corp 37,425,125
77,304 CME Group, Inc 22,345,494
48,992 (a) Coinbase Global, Inc 9,540,702
14,828 (a) Corpay, Inc 4,665,334
7,911 Factset Research Systems, Inc 2,012,242
113,798 Fidelity National Information Services, Inc 6,287,339
115,027 (a) Fiserv, Inc 7,330,671
62,771 Franklin Resources, Inc 1,670,964
50,280 Global Payments, Inc 3,607,087
64,849 Goldman Sachs Group, Inc 60,660,403
97,285 Interactive Brokers Group, Inc (Class A) 7,284,701
121,752 Intercontinental Exchange, Inc 21,158,063
103,514 Invesco Ltd 2,824,897
15,929 Jack Henry & Associates, Inc 2,854,636
145,286 KKR & Co, Inc 16,600,378
177,254 Mastercard, Inc (Class A) 95,502,683
33,069 Moody's Corp 17,049,054
259,869 Morgan Stanley 47,504,053
16,498 MSCI, Inc (Class A) 10,050,912
95,952 Nasdaq Stock Market, Inc 9,296,789
40,530 (a) Northern Trust Corp 6,056,398
205,342 PayPal Holdings, Inc 10,819,470
38,673 Raymond James Financial, Inc 6,414,304
170,095 (a) Robinhood Markets, Inc 16,921,051
66,866 S&P Global, Inc 35,291,206
59,677 State Street Corp 7,809,332

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
78,658 Synchrony Financial $ 5,712,931
47,453 T Rowe Price Group, Inc 5,014,833
364,639 Visa, Inc (Class A) 117,351,769
TOTAL FINANCIAL SERVICES 976,818,942
FOOD, BEVERAGE & TOBACCO - 2.1%
357,728 Altria Group, Inc 22,175,559
102,322 Archer-Daniels-Midland Co 6,887,294
39,738 (c) Brown-Forman Corp (Class B) 1,087,629
30,631 Bunge Global S.A. 3,488,258
46,798 Campbell Soup Co 1,309,408
836,810 Coca-Cola Co 62,601,756
108,489 ConAgra Brands, Inc 2,008,131
32,844 Constellation Brands, Inc (Class A) 5,146,655
119,100 General Mills, Inc 5,509,566
30,736 Hershey Co 5,985,836
77,286 Hormel Foods Corp 1,902,009
24,850 J.M. Smucker Co 2,605,771
294,401 Keurig Dr Pepper, Inc 8,078,363
189,910 Kraft Heinz Co 4,508,463
32,604 Lamb Weston Holdings, Inc 1,497,502
55,713 McCormick & Co, Inc 3,444,735
44,190 Molson Coors Brewing Co (Class B) 2,122,888
275,658 Mondelez International, Inc 16,117,723
149,565 (a) Monster Beverage Corp 12,078,869
294,744 PepsiCo, Inc 45,281,521
333,698 Philip Morris International, Inc 59,878,769
62,765 Tyson Foods, Inc (Class A) 4,100,438
TOTAL FOOD, BEVERAGE & TOBACCO 277,817,143
HEALTH CARE EQUIPMENT & SERVICES - 3.5%
373,344 Abbott Laboratories 40,806,499
13,805 (a) Align Technology, Inc 2,250,629
41,050 AmerisourceBergen Corp 14,745,981
112,986 Baxter International, Inc 2,267,629
61,770 Becton Dickinson & Co 12,568,960
319,395 (a) Boston Scientific Corp 29,873,014
51,582 Cardinal Health, Inc 11,083,940
107,455 (a) Centene Corp 4,654,951
57,033 Cigna Group 15,633,316
41,702 (a) Cooper Cos, Inc 3,393,709
273,771 CVS Health Corp 20,401,415
8,462 (a) DaVita, Inc 925,235
82,820 (a) DexCom, Inc 6,049,173
125,716 (a) Edwards Lifesciences Corp 10,228,254
47,578 Elevance Health, Inc 16,449,618
98,628 GE HealthCare Technologies, Inc 7,788,653
34,662 HCA, Inc 16,924,415
20,066 (a) Henry Schein, Inc 1,514,582
46,747 (a) Hologic, Inc 3,502,753
26,679 Humana, Inc 5,207,741
17,239 (a) IDEXX Laboratories, Inc 11,558,060
15,197 (a) Insulet Corp 3,887,544
77,038 (a) Intuitive Surgical, Inc 38,844,100
18,237 Labcorp Holdings, Inc 4,951,710
26,680 McKesson Corp 22,176,683
276,543 Medtronic plc 28,472,867
13,064 (a) Molina Healthcare, Inc 2,346,164
24,144 Quest Diagnostics, Inc 4,515,652
31,593 Resmed, Inc 8,160,788
34,358 (a) Solventum Corp 2,644,535
21,568 STERIS plc 5,663,757
74,143 Stryker Corp 27,400,287
195,308 UnitedHealth Group, Inc 56,039,724

S&P 500 Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
12,834 Universal Health Services, Inc (Class B) $ 2,582,971
42,246 Zimmer Biomet Holdings, Inc 3,678,359
TOTAL HEALTH CARE EQUIPMENT & SERVICES 449,193,668
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
50,988 Church & Dwight Co, Inc 4,907,595
25,223 Clorox Co 2,844,902
169,408 Colgate-Palmolive Co 15,295,848
53,493 Estee Lauder Cos (Class A) 6,166,673
409,848 Kenvue, Inc 7,131,355
72,999 Kimberly-Clark Corp 7,299,170
505,636 Procter & Gamble Co 76,740,376
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 120,385,919
INSURANCE - 1.7%
102,851 Aflac, Inc 11,411,319
55,119 Allstate Corp 10,968,130
120,523 American International Group, Inc 9,024,762
45,606 Aon plc 15,945,682
79,737 (a) Arch Capital Group Ltd 7,657,942
11,631 (a) Assurant, Inc 2,769,690
62,763 (a) Brown & Brown, Inc 4,525,212
79,238 Chubb Ltd 24,528,915
33,017 (a) Cincinnati Financial Corp 5,312,105
6,424 Erie Indemnity Co (Class A) 1,818,056
9,719 Everest Re Group Ltd 3,219,710
53,963 Gallagher (Arthur J.) & Co 13,456,753
17,371 Globe Life, Inc 2,435,762
59,904 Hartford Financial Services Group, Inc 8,090,634
35,221 Loews Corp 3,718,281
103,458 Marsh & McLennan Cos, Inc 19,469,761
120,468 (a) Metlife, Inc 9,502,516
43,138 Principal Financial Group 4,086,031
124,838 Progressive Corp 25,966,304
76,698 Prudential Financial, Inc 8,521,915
48,294 Travelers Cos, Inc 13,740,126
64,106 W.R. Berkley Corp 4,396,390
21,762 Willis Towers Watson plc 6,908,782
TOTAL INSURANCE 217,474,778
MATERIALS - 1.9%
47,537 (a) Air Products & Chemicals, Inc 12,953,833
25,602 Albemarle Corp 4,368,469
97,774 Amcor plc 4,326,499
17,000 Avery Dennison Corp 3,153,670
63,800 Ball Corp 3,628,306
35,407 CF Industries Holdings, Inc 3,300,995
143,334 Corteva, Inc 10,434,715
144,469 CRH plc 17,684,450
156,176 Dow, Inc 4,302,649
86,476 DuPont de Nemours, Inc 3,798,026
54,412 Ecolab, Inc 15,343,640
313,033 Freeport-McMoRan, Inc (Class B) 18,853,978
53,058 International Flavors & Fragrances, Inc 3,703,979
110,618 International Paper Co 4,460,118
100,780 Linde plc 46,053,437
58,548 LyondellBasell Industries NV 2,868,852
12,915 Martin Marietta Materials, Inc 8,419,934
67,719 (a) Mosaic Co 1,862,273
235,767 Newmont Goldcorp Corp 26,488,422
49,132 Nucor Corp 8,731,739
17,562 Packaging Corp of America 3,908,423
50,723 PPG Industries, Inc 5,865,100
49,299 Sherwin-Williams Co 17,483,397
113,406 Smurfit WestRock plc 4,721,092

SHARES DESCRIPTION VALUE
MATERIALS (continued)
30,281 Steel Dynamics, Inc $ 5,437,559
27,760 Vulcan Materials Co 8,342,990
TOTAL MATERIALS 250,496,545
MEDIA & ENTERTAINMENT - 10.1%
1,002,704 Alphabet, Inc 339,445,385
1,254,410 Alphabet, Inc (Class A) 423,990,580
20,125 (a) Charter Communications, Inc 4,148,165
785,949 Comcast Corp (Class A) 23,381,983
48,160 Electronic Arts, Inc 9,820,787
45,990 Fox Corp (Class A) 3,347,152
31,403 Fox Corp (Class B) 2,059,095
33,864 (a) Live Nation, Inc 4,925,519
48,614 Match Group, Inc 1,514,326
469,573 Meta Platforms, Inc 336,449,054
911,090 (a) Netflix, Inc 76,066,904
77,943 News Corp (Class A) 2,106,799
23,838 News Corp (Class B) 741,362
71,591 Omnicom Group, Inc 5,515,371
72,985 Paramount Skydance Corp 818,162
36,893 (a) Take-Two Interactive Software, Inc 8,127,528
14,247 TKO Group Holdings, Inc 2,886,157
385,781 Walt Disney Co 43,516,097
538,337 (a) Warner Bros Discovery, Inc 14,825,801
TOTAL MEDIA & ENTERTAINMENT 1,303,686,227
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
381,057 AbbVie, Inc 84,979,521
61,269 Agilent Technologies, Inc 8,200,856
116,100 Amgen, Inc 39,692,268
32,374 (a) Biogen, Inc 5,823,759
34,200 Bio-Techne Corp 2,191,878
438,293 Bristol-Myers Squibb Co 24,128,030
11,012 (a) Charles River Laboratories International, Inc 2,317,806
135,479 Danaher Corp 29,654,998
171,218 Eli Lilly & Co 177,578,749
265,742 Gilead Sciences, Inc 37,722,077
33,897 (a) Incyte Corp 3,392,073
36,397 (a) IQVIA Holdings, Inc 8,376,769
519,478 Johnson & Johnson 118,051,375
534,958 Merck & Co, Inc 58,989,819
4,431 (a) Mettler-Toledo International, Inc 6,084,826
76,998 (a) Moderna, Inc 3,393,302
26,424 PerkinElmer, Inc 2,874,931
1,225,941 Pfizer, Inc 32,413,880
21,836 Regeneron Pharmaceuticals, Inc 16,190,302
80,383 Thermo Fisher Scientific, Inc 46,510,408
55,292 (a) Vertex Pharmaceuticals, Inc 25,981,711
268,852 Viatris, Inc 3,519,273
12,953 (a) Waters Corp 4,801,936
15,036 West Pharmaceutical Services, Inc 3,475,120
95,732 Zoetis, Inc 11,949,268
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 758,294,935
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
64,087 (a) CBRE Group, Inc 10,915,939
89,164 (a) CoStar Group, Inc 5,483,586
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,399,525
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.6%
351,015 (a) Advanced Micro Devices, Inc 83,095,781
105,874 Analog Devices, Inc 32,914,109
171,601 Applied Materials, Inc 55,310,434
1,018,177 Broadcom, Inc 337,322,040
23,545 (a) First Solar, Inc 5,309,869
966,771 (a) Intel Corp 44,925,848

S&P 500 Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
28,330 KLA Corp $ 40,453,540
271,270 Lam Research Corp 63,330,694
113,336 Microchip Technology, Inc 8,604,469
242,460 Micron Technology, Inc 100,591,805
10,413 Monolithic Power Systems, Inc 11,705,774
5,239,264 Nvidia Corp 1,001,380,528
53,994 NXP Semiconductors NV 12,210,203
89,646 (a) ON Semiconductor Corp 5,368,899
43,238 Qnity Electronics, Inc 4,158,631
231,149 QUALCOMM, Inc 35,039,877
30,200 Skyworks Solutions, Inc 1,683,952
33,152 (a) Teradyne, Inc 7,991,290
195,428 Texas Instruments, Inc 42,124,506
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,893,522,249
SOFTWARE & SERVICES - 9.7%
133,365 Accenture plc 35,160,349
90,916 (a) Adobe, Inc 26,661,117
33,190 (a) Akamai Technologies, Inc 3,224,408
58,461 (a) AppLovin Corp 27,658,484
45,982 (a) Autodesk, Inc 11,627,468
58,737 (a) Cadence Design Systems, Inc 17,407,297
102,571 Cognizant Technology Solutions Corp (Class A) 8,416,976
54,334 (a) Crowdstrike Holdings, Inc 23,983,299
69,453 (a) Datadog, Inc 8,981,662
10,991 (a) EPAM Systems, Inc 2,292,723
5,274 (a) Fair Isaac Corp 7,716,759
138,344 (a) Fortinet, Inc 11,241,833
16,291 (a) Gartner, Inc 3,414,757
112,609 Gen Digital, Inc 2,701,490
31,502 (a) GoDaddy, Inc 3,166,581
201,533 International Business Machines Corp 61,810,171
60,012 Intuit, Inc 29,941,187
1,602,479 Microsoft Corp 689,530,689
362,646 Oracle Corp 59,684,279
492,512 (a) Palantir Technologies, Inc 72,197,334
147,456 (a) Palo Alto Networks, Inc 26,095,288
26,403 (a) PTC, Inc 4,122,300
22,713 Roper Industries, Inc 8,431,747
204,922 Salesforce, Inc 43,502,891
223,035 (a) ServiceNow, Inc 26,097,325
39,622 (a) Synopsys, Inc 18,428,787
94,423 (a) Trade Desk, Inc 2,863,850
52,555 (a) Trimble Inc 3,552,718
9,476 (a) Tyler Technologies, Inc 3,500,434
17,713 VeriSign, Inc 4,326,046
46,804 (a) Workday, Inc 8,220,187
TOTAL SOFTWARE & SERVICES 1,255,960,436
TECHNOLOGY HARDWARE & EQUIPMENT - 8.6%
265,005 Amphenol Corp (Class A) 38,181,920
3,185,903 Apple, Inc 826,678,110
220,839 (a) Arista Networks, Inc 31,301,720
27,222 CDW Corp 3,440,589
849,456 Cisco Systems, Inc 66,529,394
168,104 Corning, Inc 17,356,738
66,387 Dell Technologies, Inc 7,597,328
12,196 (a) F5 Networks, Inc 3,361,340
287,522 Hewlett Packard Enterprise Co 6,187,473
197,019 HP, Inc 3,830,049
23,264 Jabil Inc 5,517,988
37,063 (a) Keysight Technologies, Inc 8,017,839
35,956 Motorola Solutions, Inc 14,473,728
43,051 NetApp, Inc 4,147,964

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
31,415 (a) SanDisk Corp $ 18,102,894
46,975 Seagate Technology Holdings plc 19,151,238
107,175 (a),(c) Super Micro Computer, Inc 3,119,864
63,744 TE Connectivity plc 14,200,888
9,676 (a) Teledyne Technologies, Inc 6,002,023
75,342 Western Digital Corp 18,852,829
10,611 (a) Zebra Technologies Corp (Class A) 2,493,373
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,118,545,289
TELECOMMUNICATION SERVICES - 0.8%
1,525,416 AT&T, Inc 39,981,153
102,960 T-Mobile US, Inc 20,304,742
909,135 Verizon Communications, Inc 40,474,690
TOTAL TELECOMMUNICATION SERVICES 100,760,585
TRANSPORTATION - 1.3%
26,458 CH Robinson Worldwide, Inc 5,157,987
400,209 CSX Corp 15,111,892
139,025 Delta Air Lines, Inc 9,160,357
29,810 Expeditors International Washington, Inc 4,785,698
46,261 FedEx Corp 14,907,607
16,063 (a) JB Hunt Transport Services, Inc 3,256,291
47,986 Norfolk Southern Corp 13,975,443
39,192 Old Dominion Freight Line 6,788,055
111,087 Southwest Airlines Co 5,278,854
448,734 (a) Uber Technologies, Inc 35,921,157
129,022 Union Pacific Corp 30,333,072
71,270 (a) United Airlines Holdings, Inc 7,292,346
156,601 United Parcel Service, Inc (Class B) 16,634,158
TOTAL TRANSPORTATION 168,602,917
UTILITIES - 2.2%
156,614 AES Corp 2,294,395
58,035 Alliant Energy Corp 3,825,087
57,337 Ameren Corp 5,921,765
112,421 American Electric Power Co, Inc 13,465,225
43,375 American Water Works Co, Inc 5,601,014
34,174 Atmos Energy Corp 5,684,503
135,063 Centerpoint Energy, Inc 5,360,650
65,261 CMS Energy Corp 4,665,509
78,238 Consolidated Edison, Inc 8,342,518
67,552 Constellation Energy Corp 18,960,495
183,639 Dominion Energy, Inc 11,049,559
42,653 DTE Energy Co 5,731,710
168,136 Duke Energy Corp 20,403,304
88,633 Edison International 5,520,063
96,494 Entergy Corp 9,252,810
51,803 Evergy, Inc 3,974,844
80,373 Eversource Energy 5,556,185
220,826 Exelon Corp 9,888,588
113,103 FirstEnergy Corp 5,354,296
448,963 NextEra Energy, Inc 39,463,848
101,805 NiSource, Inc 4,508,943
41,947 NRG Energy, Inc 6,402,371
464,406 PG&E Corp 7,161,141
29,456 Pinnacle West Capital Corp 2,755,903
154,653 PPL Corp 5,606,171
107,078 Public Service Enterprise Group, Inc 8,818,944
136,858 Sempra Energy 11,908,015
239,020 Southern Co 21,346,876
67,396 Vistra Corp 10,672,157
71,607 WEC Energy Group, Inc 7,924,747

S&P 500 Index

Portfolio of Investments January 31, 2026
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
124,442 Xcel Energy, Inc $ 9,465,059
TOTAL UTILITIES 286,886,695
TOTAL COMMON STOCKS
(Cost $3,860,224,260) 12,775,011,823
TOTAL LONG-TERM INVESTMENTS
(Cost $3,860,224,260) 12,775,011,823
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
222,450 (d) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(e) 222,450
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $222,450) 222,450
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.4%
$ 15,000,000 Federal Home Loan Bank 0 .000 03/04/26 14,950,637
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 02/25/26 9,974,867
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 03/11/26 4,980,056
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/04/26 9,995,167
5,000,000 Federal National Mortgage Association (FNMA) 0 .000 05/08/26 4,951,340
TOTAL GOVERNMENT AGENCY DEBT 44,852,067
REPURCHASE AGREEMENT - 0.4%
57,371,000 (f) Fixed Income Clearing Corporation 3 .660 02/02/26 57,371,000
TOTAL REPURCHASE AGREEMENT 57,371,000
TREASURY DEBT - 0.4%
10,000,000 United States Treasury Bill 0 .000 02/03/26 9,999,004
10,000,000 United States Treasury Bill 0 .000 02/17/26 9,984,937
10,000,000 United States Treasury Bill 0 .000 02/24/26 9,977,857
10,000,000 United States Treasury Bill 0 .000 02/26/26 9,975,878
5,000,000 United States Treasury Bill 0 .000 03/03/26 4,985,399
5,000,000 United States Treasury Bill 0 .000 03/05/26 4,984,482
TOTAL TREASURY DEBT 49,907,557
TOTAL SHORT-TERM INVESTMENTS
(Cost $152,134,162) 152,130,624
TOTAL INVESTMENTS - 99.9%
(Cost $4,012,580,872) 12,927,364,897
OTHER ASSETS & LIABILITIES, NET - 0.1% 10,171,492
NET ASSETS - 100.0% $ 12,937,536,389
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,169,755.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $57,388,498 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $58,518,431.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 431 03/20/26  $ 149,302,268 $ 150,111,913 $ 809,645

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
S&P 500 Index
Long-Term Investments
:
Common stocks $12,775,011,823 $— $— $12,775,011,823
Investments purchased with collateral from securities lending 222,450 — — 222,450
Short-Term Investments
:
Government agency debt — 44,852,067 — 44,852,067
Repurchase agreement — 57,371,000 — 57,371,000
Treasury debt — 49,907,557 — 49,907,557
Investments in Derivatives
:
Futures contracts* 809,645 — — 809,645
Total $12,776,043,918 $152,130,624 $— $12,928,174,542
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Emerging Markets Equity Index
Portfolio of Investments January 31, 2026

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
BRAZIL - 4.5%
3,956,497 Ambev S.A. $ 11,164,122
4,377,246 B3 SA-Brasil Bolsa Balcao 13,432,620
1,305,928 (a) Banco Bradesco S.A. 4,546,027
4,355,704 (a) Banco Bradesco S.A. (Preference) 17,637,177
1,005,000 Banco BTG Pactual S.A. - Unit 11,448,340
1,381,166 (a) Banco do Brasil S.A. 6,618,784
584,248 BB Seguridade Participacoes S.A. 4,141,997
458,900 Caixa Seguridade Participacoes S 1,509,393
296,640 (a) Centrais Eletricas Brasileiras S.A. 2,976,123
199,692 Centrais Eletricas Brasileiras S.A. 2,193,567
1,003,945 Centrais Eletricas Brasileiras S.A. 10,371,857
406,890 Cia de Saneamento Basico do Estado de Sao Paulo 10,918,437
1,331,575 Cia Energetica de Minas Gerais 2,904,657
878,200 Cia Paranaense de Energia 2,199,359
173,980 CPFL Energia S.A. 1,701,204
578,500 Embraer S.A. 10,657,085
231,857 Energisa S.A. 2,247,309
840,600 (a) Eneva S.A. 3,373,421
218,315 Engie Brasil Energia S.A. 1,359,400
1,000,722 Equatorial Energia S.A. 7,781,016
1,041,119 Gerdau S.A. (Preference) 4,435,302
4,871,633 Investimentos Itau S.A. - PR 12,644,816
4,519,978 Itau Unibanco Holding S.A. 39,078,238
624,933 Klabin S.A. 2,275,182
756,249 Localiza Rent A Car 6,953,568
30,290 (a) Localiza Rent a Car S.A. 268,554
488,446 MBRF Global Foods Co S.A. 1,732,798
903,642 Motiva Infraestrutura de Mobilidade S.A. 2,877,781
2,786,518 (a) NU Holdings Ltd 49,460,695
699,985 (a) Petro Rio S.A. 6,782,050
3,064,478 Petroleo Brasileiro S.A. 23,518,933
3,809,525 Petroleo Brasileiro S.A. (Preference) 27,333,174
146,300 Porto Seguro S.A. 1,396,630
1,053,824 Raia Drogasil S.A. 4,905,931
645,788 (b) Rede D'Or Sao Luiz S.A. 5,201,644
991,527 Rumo S.A. 2,780,854
175,800 (a) StoneCo Ltd 2,837,412
550,887 Suzano SA 5,163,699
664,200 Telefonica Brasil S.A. 4,717,647
722,100 TIM S.A. 3,364,380
442,700 TOTVS S.A. 3,749,207
622,660 Ultrapar Participacoes S.A. 3,002,824
2,985,442 Vale S.A. 47,832,876
871,991 Vibra Energia S.A. 4,765,275
1,370,534 WEG S.A. 13,469,007
319,756 XP, Inc 6,238,440
TOTAL BRAZIL 415,968,812
CHILE - 0.6%
38,380,715 Banco de Chile 8,459,455
70,092 Banco de Credito e Inversiones 5,213,244
56,447,502 Banco Santander Chile S.A. 4,966,926
969,264 Cencosud S.A. 3,244,449
878,774 Empresas CMPC S.A. 1,317,455
317,779 Empresas COPEC S.A. 2,708,962
23,573,911 Enel Chile S.A. 2,000,395
18,656,126 Enersis S.A. 1,761,575
265,695,054 Lan Airlines S.A. 8,621,279
596,633 Plaza S.A. 2,594,561

SHARES DESCRIPTION VALUE
CHILE (continued)
505,513 SACI Falabella $ 3,924,562
115,442 (a) Sociedad Quimica y Minera de Chile S.A. (Class B) 8,888,697
TOTAL CHILE 53,701,560
CHINA - 26.1%
75,700 360 Finance, Inc (ADR) 1,177,135
351,500 360 Security Technology, Inc 613,669
125,000 37 Interactive Entertainment Network Technology Group Co Ltd 476,591
1,501,000 (b) 3SBio, Inc 4,475,697
612,500 AAC Technologies Holdings, Inc 2,907,557
45,400 Accelink Technologies Co Ltd 471,492
11,685 ACM Research Shanghai, Inc 316,581
34,602 Advanced Micro-Fabrication Equipment, Inc China 1,725,080
91,700 AECC Aviation Power Co Ltd 611,374
22,760,043 Agricultural Bank of China Ltd 15,911,927
4,194,500 Agricultural Bank of China Ltd (Class A) 4,056,565
372,270 Aier Eye Hospital Group Co Ltd 593,203
556,090 (a) Air China Ltd 663,847
116,530 Airtac International Group 4,217,290
534,000 (a),(b),(c) Akeso, Inc 7,537,316
14,110,277 Alibaba Group Holding Ltd 300,176,017
4,652,284 (a) Alibaba Health Information Technology Ltd 3,858,545
3,048,000 Aluminum Corp of China Ltd 5,322,023
652,400 Aluminum Corp of China Ltd (Class A) 1,310,905
16,465 (a) Amlogic Shanghai Co Ltd 207,925
37,600 Angel Yeast Co Ltd 226,346
1,038,782 Anhui Conch Cement Co Ltd 3,294,308
126,400 Anhui Conch Cement Co Ltd (Class A) 446,043
101,358 Anhui Gujing Distillery Co Ltd 1,056,494
7,700 Anhui Gujing Distillery Co Ltd (Class A) 146,300
119,100 Anhui Jianghuai Automobile Group Corp Ltd 936,982
23,660 Anker Innovations Technology Co Ltd 339,110
1,031,286 Anta Sports Products Ltd 10,302,474
7,550 APT Medical, Inc 252,083
53,400 Autohome, Inc (ADR) 1,176,936
130,200 Avary Holding Shenzhen Co Ltd 1,068,353
2,499,861 AviChina Industry & Technology Co Ltd 1,326,018
252,500 (a) BAIC BluePark New Energy Technology Co Ltd 292,544
1,828,962 (a) Baidu, Inc 35,056,717
1,235,616 Bank of Beijing Co Ltd 942,472
74,286 Bank of Changsha Co Ltd 104,314
119,505 Bank of Chengdu Co Ltd 277,250
2,056,343 Bank of China Ltd - A 1,588,336
58,474,425 Bank of China Ltd - H 34,919,945
2,664,000 Bank of Communications Co Ltd - A 2,536,746
7,376,934 Bank of Communications Co Ltd - H 6,337,457
307,700 Bank of Hangzhou Co Ltd 715,612
827,110 Bank of Jiangsu Co Ltd 1,205,818
592,000 Bank of Nanjing Co Ltd 897,137
342,168 Bank of Ningbo Co Ltd 1,524,084
552,109 Bank of Shanghai Co Ltd 734,185
103,200 Bank of Suzhou Co Ltd 122,233
1,082,200 Baoshan Iron & Steel Co Ltd 1,132,607
32,600 (a) Beijing Compass Technology Development Co Ltd 581,299
157,500 Beijing Enlight Media Co Ltd 442,902
390,500 Beijing Enterprises Holdings Ltd 1,768,953
24,376 Beijing Kingsoft Office Software, Inc 1,179,882
79,600 Beijing New Building Materials plc 319,600
12,761 Beijing Roborock Technology Co Ltd 261,787
97,320 Beijing Tiantan Biological Products Corp Ltd 233,198
16,000 Beijing Tongrentang Co Ltd 69,816
15,798 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 95,585
70,000 Beijing Yanjing Brewery Co Ltd 122,033

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
2,700,800 Beijing-Shanghai High Speed Railway Co Ltd $ 1,892,082
703,326 (a) BeOne Medicines Ltd 18,548,764
8,583 Bestechnic Shanghai Co Ltd 272,402
205,967 (a) Bilibili, Inc 7,056,389
159,100 (b) BOC Aviation Ltd 1,648,219
45,600 BOC International China Co Ltd 89,186
2,261,500 BOE Technology Group Co Ltd 1,422,518
3,910,000 Bosideng International Holdings Ltd 2,386,259
272,900 BYD Co Ltd 3,569,260
3,026,610 BYD Co Ltd (H shares) 37,732,313
609,000 (c) BYD Electronic International Co Ltd 2,600,309
639,575 C&D International Investment Group Ltd 1,317,467
123,050 Caitong Securities Co Ltd 164,830
20,219 (a) Cambricon Technologies Corp Ltd 3,659,047
103,900 Capital Securities Co Ltd 267,452
1,160,800 (a) CCOOP Group Co Ltd 405,950
1,091,100 CGN Power Co Ltd 604,318
9,334,000 (b) CGN Power Co Ltd 3,892,044
3,600 Changchun High & New Technology Industry Group, Inc 49,682
269,545 Changjiang Securities Co Ltd 335,799
11,100 Changzhou Xingyu Automotive Lighting Systems Co Ltd 220,408
127,100 Chaozhou Three-Circle Group Co Ltd 907,256
60,800 Chifeng Jilong Gold Mining Co Ltd 355,212
6,893,530 China Citic Bank 6,420,578
398,100 China CITIC Bank Corp Ltd 411,687
1,616,000 China Coal Energy Co 2,365,131
2,354,000 China Communications Services Corp Ltd 1,429,620
987,700 China Construction Bank Corp - A 1,238,837
79,038,641 China Construction Bank Corp - H 79,807,700
360,600 China CSSC Holdings Ltd 1,740,501
880,200 (a) China Eastern Airlines Corp Ltd 688,148
1,330,900 China Energy Engineering Corp Ltd 465,366
2,820,000 (a) China Everbright Bank Co Ltd - A 1,346,808
3,307,000 (b) China Feihe Ltd 1,642,694
2,789,745 China Galaxy Securities Co Ltd 3,751,360
410,100 China Galaxy Securities Co Ltd (Class A) 885,990
2,094,268 China Gas Holdings Ltd 2,074,483
213,400 China Great Wall Securities Co Ltd 302,213
165,300 China Greatwall Technology Group Co Ltd 377,401
2,326,500 China Hongqiao Group Ltd 10,640,646
12,838,000 (a),(b) China Huarong Asset Management Co Ltd 1,445,666
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,855
1,165,424 China Insurance International Holdings Co Ltd 3,818,899
1,382,206 (b) China International Capital Corp Ltd 3,746,026
122,700 China International Capital Corp Ltd 609,719
182,544 China Jushi Co Ltd 561,114
6,116,880 China Life Insurance Co Ltd 27,221,567
156,500 China Life Insurance Co Ltd (Class A) 1,118,710
348,000 (a),(b) China Literature Ltd 1,592,834
2,257,341 China Longyuan Power Group Corp Ltd 2,050,641
2,520,000 China Mengniu Dairy Co Ltd 5,262,714
3,209,368 China Merchants Bank Co Ltd 19,607,939
1,040,195 China Merchants Bank Co Ltd (Class A) 5,785,694
323,300 China Merchants Energy Shipping Co Ltd 527,183
134,300 China Merchants Expressway Network & Technology Holdings Co Ltd 181,296
1,066,894 China Merchants Holdings International Co Ltd 2,147,229
351,020 China Merchants Securities Co Ltd 863,886
437,000 China Merchants Shekou Industrial Zone Holdings Co Ltd 664,478
2,177,258 China Minsheng Banking Corp Ltd - A 1,175,033
6,035,514 China Minsheng Banking Corp Ltd - H 3,003,109
3,036,000 China Molybdenum Co Ltd 8,532,872
918,300 China Molybdenum Co Ltd (Class A) 3,166,791

SHARES DESCRIPTION VALUE
CHINA (continued)
3,271,254 China National Building Material Co Ltd $ 2,353,007
256,700 China National Chemical Engineering Co Ltd 328,702
979,900 China National Nuclear Power Co Ltd 1,213,556
45,600 China National Software & Service Co Ltd 296,200
1,053,000 China Nonferrous Mining Corp Ltd 2,087,113
188,600 China Northern Rare Earth Group High-Tech Co Ltd 1,387,198
1,406,773 China Oilfield Services Ltd 1,546,097
3,072,294 China Overseas Land & Investment Ltd 5,506,208
358,500 China Pacific Insurance Group Co Ltd - A 2,348,568
2,151,219 China Pacific Insurance Group Co Ltd - H 10,835,337
1,764,800 China Petroleum & Chemical Corp 1,654,381
18,736,000 China Petroleum & Chemical Corp 12,894,206
3,369,000 China Power International Development Ltd 1,405,327
1,165,611 China Railway Group Ltd - A 956,175
3,970,000 China Railway Group Ltd - H 2,290,983
365,184 China Railway Signal & Communication Corp Ltd 289,122
44,000 China Rare Earth Resources And Technology Co Ltd 340,121
1,355,071 China Resources Beer Holdings Company Ltd 4,533,282
784,600 China Resources Gas Group Ltd 2,158,542
2,605,555 China Resources Land Ltd 10,203,837
73,708 China Resources Microelectronics Ltd 676,116
564,007 (b) China Resources Mixc Lifestyle Services Ltd 3,335,518
1,675,372 China Resources Power Holdings Co 3,816,199
13,827 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 55,936
9,922,904 (a),(c) China Ruyi Holdings Ltd 2,744,363
303,500 China Shenhua Energy Co Ltd - A 1,831,439
2,779,500 China Shenhua Energy Co Ltd - H 15,293,104
540,000 (a) China Southern Airlines Co Ltd (Class A) 559,606
2,240,710 China State Construction Engineering Corp Ltd 1,624,995
980,000 China State Construction International Holdings Ltd 1,177,184
1,369,000 China Three Gorges Renewables Group Co Ltd 809,901
111,600 China Tourism Group Duty Free Corp Ltd 1,434,307
3,706,377 (b) China Tower Corp Ltd 5,332,649
1,731,500 China United Network Communications Ltd 1,273,275
2,173,400 China Vanke Co Ltd 1,056,089
588,700 China Vanke Co Ltd (Class A) 413,544
131,200 China XD Electric Co Ltd 273,165
1,150,700 China Yangtze Power Co Ltd 4,365,324
934,215 China Zheshang Bank Co Ltd 391,187
242,100 (a) Chongqing Afari Technology Co Ltd 368,967
424,266 Chongqing Changan Automobile Co Ltd 678,715
2,024,000 Chongqing Rural Commercial Bank 1,510,467
620,452 Chongqing Rural Commercial Bank Co Ltd 578,618
95,500 (a) Chongqing Zhifei Biological Products Co Ltd 238,775
1,571,033 (c) Chow Tai Fook Jewellery Group Ltd 2,887,386
3,358,738 Citic Pacific Ltd 5,367,868
117,100 Citic Pacific Special Steel Group Co Ltd 276,257
1,282,232 CITIC Securities Co Ltd 4,798,494
643,480 CITIC Securities Co Ltd (Class A) 2,598,182
78,950 (a),(b) Cloud Music, Inc 1,821,799
38,080 CNGR Advanced Material Co Ltd 300,168
428,500 CNPC Capital Co Ltd 554,862
3,288,000 Cnpc Hong Kong Ltd 3,368,825
217,680 Contemporary Amperex Technology Co Ltd 10,983,495
61,900 (c) Contemporary Amperex Technology Co Ltd 3,862,405
163,700 COSCO SHIPPING Energy Transportation Co Ltd 371,286
628,010 COSCO SHIPPING Holdings Co Ltd - A 1,300,842
2,081,800 (c) COSCO SHIPPING Holdings Co Ltd - H 3,657,644
3,849,000 CRRC Corp Ltd 2,859,292
1,309,600 CRRC Corp Ltd (Class A) 1,188,964
275,200 CSC Financial Co Ltd 951,820
123,101 CSI Solar Co Ltd 271,346

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
27,800 CSPC Innovation Pharmaceutical Co Ltd $ 155,826
6,717,489 CSPC Pharmaceutical Group Ltd 8,240,584
1,044,700 Daqin Railway Co Ltd 754,752
324,600 Datang International Power Generation Co Ltd 176,477
145,100 Dongfang Electric Corp Ltd 518,908
1,712,000 Dongfeng Motor Group Co Ltd 1,979,175
170,400 Dongxing Securities Co Ltd 340,717
811,885 East Money Information Co Ltd 2,651,041
27,877 Eastroc Beverage Group Co Ltd 1,003,548
29,300 Ecovacs Robotics Co Ltd 302,339
25,200 Empyrean Technology Co Ltd 374,260
661,028 ENN Energy Holdings Ltd 5,690,619
115,700 ENN Natural Gas Co Ltd 324,862
51,140 Eoptolink Technology, Inc Ltd 3,077,030
99,961 Eve Energy Co Ltd 917,100
182,800 Everbright Securities Co Ltd 440,836
1,046,551 (a) Everdisplay Optronics Shanghai Co Ltd 399,400
2,068,000 Far East Horizon Ltd 2,068,666
95,600 Flat Glass Group Co Ltd 221,657
845,140 Focus Media Information Technology Co Ltd 875,770
212,064 (a) Foshan Haitian Flavouring & Food Co Ltd 1,076,055
2,145,452 Fosun International 1,141,441
365,800 (a) Founder Securities Co Ltd 413,736
650,000 Foxconn Industrial Internet Co Ltd 5,369,867
115,200 Fuyao Glass Industry Group Co Ltd - A 1,023,261
499,698 (b) Fuyao Glass Industry Group Co Ltd - H 4,283,167
120,822 GalaxyCore, Inc 280,008
352,000 (b),(c) Ganfeng Lithium Group Co Ltd 2,687,165
79,940 Ganfeng Lithium Group Co Ltd 783,227
20,354,795 (a) GCL Technology Holdings Ltd 2,816,130
1,118,283 GD Power Development Co Ltd 745,146
906,000 (a) GDS Holdings Ltd 5,044,695
4,987,828 Geely Automobile Holdings Ltd 10,267,407
268,600 GEM Co Ltd 346,506
914,000 (a) Genscript Biotech Corp 1,500,332
736,400 GF Securities Co Ltd 1,718,432
293,100 GF Securities Co Ltd (Class A) 947,647
274,800 (b),(c) Giant Biogene Holding Co ltd 1,169,345
105,300 Giant Network Group Co Ltd 665,641
34,468 GigaDevice Semiconductor, Inc 1,554,405
179,000 GoerTek, Inc 670,194
47,908 Gongniu Group Co Ltd 288,137
90,500 Gotion High-tech Co Ltd 494,766
131,400 Great Wall Motor Co Ltd 391,149
1,866,266 Great Wall Motor Co Ltd 3,165,349
117,500 Gree Electric Appliances, Inc of Zhuhai 654,682
83,900 Guangdong Haid Group Co Ltd 621,960
156,100 (a) Guangdong HEC Technology Holding Co Ltd 611,569
2,682,000 Guangdong Investments Ltd 2,535,666
363,187 Guanghui Energy Co Ltd 293,443
222,800 Guangzhou Automobile Group Co Ltd 253,816
3,100 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 11,263
86,600 Guangzhou Tinci Materials Technology Co Ltd 506,951
67,700 Guolian Securities Co Ltd 94,609
280,600 Guosen Securities Co Ltd 506,075
752,860 Guotai Junan Securities Co Ltd 2,146,610
1,525,296 (b) Guotai Junan Securities Co Ltd (Hong Kong) 3,246,535
80,930 Guoyuan Securities Co Ltd 97,196
1,407,000 (b),(c) Haidilao International Holding Ltd 2,868,630
1,984,600 Haier Smart Home Co Ltd 6,542,664
339,100 Haier Smart Home Co Ltd 1,225,348
2,100,900 (a) Hainan Airlines Holding Co Ltd 510,977

SHARES DESCRIPTION VALUE
CHINA (continued)
650,200 Hainan Airport Infrastructure Co Ltd $ 419,145
50,100 Haisco Pharmaceutical Group Co Ltd 365,325
527,000 Haitian International Holdings Ltd 1,630,266
32,700 Hangzhou Chang Chuan Technology Co Ltd 599,527
111,790 Hangzhou First Applied Material Co Ltd 273,675
46,500 Hangzhou Silan Microelectronics Co Ltd 222,699
16,400 Hangzhou Tigermed Consulting Co Ltd - A 148,712
1,254,000 (b) Hansoh Pharmaceutical Group Co Ltd 6,179,927
123,100 Henan Shenhuo Coal & Power Co Ltd 574,303
164,970 Henan Shuanghui Investment & Development Co Ltd 609,618
537,500 Hengan International Group Co Ltd 1,942,967
370,520 Hengli Petrochemical Co Ltd 1,391,004
127,300 Hengtong Optic-electric Co Ltd 640,404
27,300 Hithink RoyalFlush Information Network Co Ltd 1,370,986
4,106,400 (a),(c) Horizon Robotics, Inc 4,312,155
41,000 Hoshine Silicon Industry Co Ltd 292,965
604,051 (a),(b),(c) Hua Hong Semiconductor Ltd 8,939,167
21,144 (a) Hua Hong Semiconductor Ltd 470,478
555,400 Huadian Power International Corp Ltd (Class A) 391,528
97,400 Huadong Medicine Co Ltd 505,602
146,400 Huafon Chemical Co Ltd 271,248
46,200 Huagong Tech Co Ltd 514,550
120,900 Huaibei Mining Holdings Co Ltd 218,275
380,000 Huaneng Power International, Inc - A 385,876
3,503,110 Huaneng Power International, Inc - H 2,554,129
44,000 Huaqin Technology Co Ltd 545,443
1,148,200 (b) Huatai Securities Co Ltd 2,737,610
392,100 Huatai Securities Co Ltd (Class A) 1,294,400
692,419 Huaxia Bank Co Ltd 631,782
134,473 Huayu Automotive Systems Co Ltd 372,166
162,306 Huazhu Group Ltd (ADR) 7,711,158
21,800 Huizhou Desay Sv Automotive Co Ltd 383,728
389,400 Hunan Valin Steel Co Ltd 350,401
98,096 Hundsun Technologies, Inc 437,929
15,697 Hwatsing Technology Co Ltd 427,057
114,615 Hygon Information Technology Co Ltd 4,339,847
121,200 Iflytek Co Ltd 1,038,006
15,260 Imeik Technology Development Co Ltd 306,849
2,996,205 Industrial & Commercial Bank of China Ltd - A 3,125,008
53,517,777 Industrial & Commercial Bank of China Ltd - H 44,392,805
1,010,600 Industrial Bank Co Ltd 2,719,755
376,480 Industrial Securities Co Ltd 372,500
22,800 Ingenic Semiconductor Co Ltd 470,289
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 684,073
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 581,906
649,400 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 551,905
91,600 Inner Mongolia Xingye Silver&Tin Mining Co Ltd 772,158
249,100 Inner Mongolia Yili Industrial Group Co Ltd 944,500
782,800 Inner Mongolia Yitai Coal Co 1,565,349
1,196,737 (a),(b) Innovent Biologics, Inc 12,422,220
76,900 Inspur Electronic Information Industry Co Ltd 693,022
52,500 Isoftstone Information Technology Group Co Ltd 362,290
159,684 JA Solar Technology Co Ltd 259,775
96,100 JCET Group Co Ltd 683,443
910,199 (a),(b) JD Health International, Inc 7,323,128
1,735,400 (a),(b) JD Logistics, Inc 2,480,138
1,962,784 JD.com, Inc 27,990,540
302,900 Jiangsu Eastern Shenghong Co Ltd 576,264
864,000 Jiangsu Express 1,139,156
61,256 Jiangsu Hengli Hydraulic Co Ltd 953,165
320,219 Jiangsu Hengrui Pharmaceuticals Co Ltd 2,678,333
47,300 Jiangsu Hoperun Software Co Ltd 339,504

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
36,000 Jiangsu King's Luck Brewery JSC Ltd $ 173,485
47,400 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 377,450
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 337,683
157,000 Jiangsu Zhongtian Technology Co Ltd 503,199
851,000 Jiangxi Copper Co Ltd 5,084,026
100,300 Jiangxi Copper Co Ltd (Class A) 900,610
206,300 Jinduicheng Molybdenum Co Ltd 603,887
535,296 Jinko Solar Co Ltd 487,388
193,500 Jinshan Gold Mines, Inc 4,899,607
8,300 JL Mag Rare-Earth Co Ltd 44,870
311,100 Kanzhun Ltd (ADR) 5,761,572
1,703,900 KE Holdings, Inc 10,831,890
2,466,000 (a) Kingdee International Software Group Co Ltd 4,073,135
136,800 Kingfa Sci & Tech Co Ltd 375,557
109,300 Kingnet Network Co Ltd 391,376
843,000 Kingsoft Corp Ltd 3,234,120
2,072,901 (b) Kuaishou Technology 21,179,050
112,300 (a) Kuang-Chi Technologies Co Ltd 767,133
71,100 Kunlun Tech Co Ltd 569,430
63,143 Kweichow Moutai Co Ltd 12,729,046
23,200 (c) Laopu Gold Co Ltd 2,292,882
139,300 LB Group Co Ltd 444,185
6,719,856 Lenovo Group Ltd 7,571,352
256,900 Lens Technology Co Ltd 1,340,436
1,037,410 (a),(c) Li Auto, Inc 8,669,596
1,901,000 Li Ning Co Ltd 4,971,074
354,800 Lingyi iTech Guangdong Co 747,195
1,725,500 (a),(b),(c) Longfor Group Holdings Ltd 2,269,164
369,224 LONGi Green Energy Technology Co Ltd 950,053
16,924 (a) Loongson Technology Corp Ltd 406,101
350,553 Luxshare Precision Industry Co Ltd 2,599,560
56,100 Luzhou Laojiao Co Ltd 974,300
30,870 Mango Excellent Media Co Ltd 113,090
28,120 Maxscend Microelectronics Co Ltd 316,457
2,944,500 (b) Meitu, Inc 2,908,572
4,090,429 (a),(b) Meituan 50,567,856
966,700 Metallurgical Corp of China Ltd 435,160
340,000 Midea Group Co Ltd 3,726,553
182,800 Midea Group Co Ltd 2,041,627
422,000 MINISO Group Holding Ltd 1,959,607
3,524,000 (a) MMG Ltd 4,562,524
64,976 Montage Technology Co Ltd 1,695,988
286,084 Muyuan Foods Co Ltd 1,895,856
442,127 NARI Technology Co Ltd 1,599,218
134,469 (a) National Silicon Industry Group Co Ltd 433,459
38,745 NAURA Technology Group Co Ltd 2,645,529
1,431,219 NetEase, Inc 37,111,607
104,200 New China Life Insurance Co Ltd - A 1,247,160
752,100 New China Life insurance Co Ltd - H 6,115,644
91,200 New Hope Liuhe Co Ltd 118,685
1,112,327 New Oriental Education & Technology Group, Inc 6,781,994
117,106 Nexchip Semiconductor Corp 615,272
43,041 Ningbo Deye Technology Co Ltd 519,977
37,700 Ningbo Orient Wires & Cables Co Ltd 300,025
14,100 Ningbo Sanxing Medical Electric Co Ltd 47,986
95,710 Ningbo Tuopu Group Co Ltd 993,217
371,700 Ningxia Baofeng Energy Group Co Ltd 1,270,739
1,492,620 (a),(c) NIO, Inc 7,115,899
1,643,900 (b) Nongfu Spring Co Ltd 10,080,992
208,900 (a) OFILM Group Co Ltd 293,289
260,380 Orient Securities Co Ltd 383,338
583,117 (a) PDD Holdings, Inc (ADR) 58,923,973

SHARES DESCRIPTION VALUE
CHINA (continued)
7,338,220 People's Insurance Co Group of China Ltd $ 6,380,807
404,700 People's Insurance Co Group of China Ltd (Class A) 536,135
17,356,000 PetroChina Co Ltd 20,618,215
1,117,700 PetroChina Co Ltd 1,775,005
75,900 Pharmaron Beijing Co Ltd - A 324,071
5,678,306 PICC Property & Casualty Co Ltd 11,755,207
956,000 Ping An Bank Co Ltd 1,489,952
5,509,192 Ping An Insurance Group Co of China Ltd 51,099,671
551,500 Ping An Insurance Group Co of China Ltd (Class A) 5,293,739
13,542 Piotech, Inc 686,218
461,900 Poly Developments and Holdings Group Co Ltd 452,595
441,475 (b) Pop Mart International Group Ltd 12,620,245
1,587,078 Postal Savings Bank of China Co Ltd - A 1,155,734
7,409,000 (b) Postal Savings Bank of China Co Ltd - H 4,830,685
1,133,900 Power Construction Corp of China Ltd 923,699
264,300 (a) Qinghai Salt Lake Industry Co Ltd 1,247,009
74,200 Range Intelligent Computing Technology Group Co Ltd 871,855
137,500 (a),(b),(c) Remegen Co Ltd 1,481,416
21,700 Rockchip Electronics Co Ltd 596,010
456,000 Rongsheng Petrochemical Co Ltd 967,707
341,500 SAIC Motor Corp Ltd 694,339
173,200 Sailun Group Co Ltd 394,832
254,100 Sanan Optoelectronics Co Ltd 590,697
473,900 Sany Heavy Industry Co Ltd 1,495,049
122,291 Satellite Chemical Co Ltd 428,379
290,100 SDIC Capital Co Ltd 320,949
331,900 SDIC Power Holdings Co Ltd 609,013
87,000 Seres Group Co Ltd 1,305,147
254,900 SF Holding Co Ltd 1,375,494
43,641 SG Micro Corp 473,990
490,871 Shaanxi Coal Industry Co Ltd 1,572,304
176,245 Shandong Gold Mining Co Ltd - A 1,313,899
774,624 (b),(c) Shandong Gold Mining Co Ltd - H 4,162,814
36,700 Shandong Himile Mechanical Science & Technology Co Ltd 440,406
92,690 Shandong Hualu Hengsheng Chemical Co Ltd 500,406
673,600 Shandong Nanshan Aluminum Co Ltd 706,412
104,900 Shandong Sun Paper Industry JSC Ltd 253,675
2,309,390 Shandong Weigao Group Medical Polymer Co Ltd 1,478,632
24,441 Shanghai Allist Pharmaceuticals Co Ltd 346,616
90,417 Shanghai Baosight Software Co Ltd 297,054
678,900 (a) Shanghai Electric Group Co Ltd 849,684
146,400 Shanghai Electric Power Co Ltd 448,144
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 474,892
15,549 Shanghai Friendess Electronic Technology Corp Ltd 338,815
72,400 Shanghai International Airport Co Ltd 320,747
54,200 Shanghai Pharmaceuticals Holding Co Ltd - A 134,915
1,614,630 Shanghai Pudong Development Bank Co Ltd 2,331,880
105,283 Shanghai Putailai New Energy Technology Co Ltd 416,959
348,100 Shanghai RAAS Blood Products Co Ltd 315,550
468,600 Shanghai Rural Commercial Bank Co Ltd 579,301
39,319 Shanghai United Imaging Healthcare Co Ltd 731,254
82,900 Shanghai Zhangjiang High-Tech Park Development Co Ltd 495,189
70,300 Shanxi Lu'an Environmental Energy Development Co Ltd 137,899
52,520 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,290,680
182,970 Shanxi Xishan Coal & Electricity Power Co Ltd 192,383
18,000 Sharetronic Data Technology Co Ltd 587,963
85,700 Shenergy Co Ltd 102,730
36,023 Shengyi Electronics Co Ltd 456,554
129,000 Shengyi Technology Co Ltd 1,274,894
34,288 Shennan Circuits Co Ltd 1,145,745
1,055,300 Shenwan Hongyuan Group Co Ltd 769,870
50,200 Shenzhen Envicool Technology Co Ltd 772,861

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
70,500 Shenzhen Everwin Precision Technology Co Ltd $ 391,743
26,500 Shenzhen Goodix Technology Co Ltd 307,923
60,927 Shenzhen Inovance Technology Co Ltd 655,174
51,100 Shenzhen Kinwong Electronic Co Ltd 471,286
18,100 (a) Shenzhen Longsys Electronics Co Ltd 867,947
66,500 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,810,028
44,500 Shenzhen New Industries Biomedical Engineering Co Ltd 345,055
49,800 Shenzhen Salubris Pharmaceuticals Co Ltd 336,222
59,469 Shenzhen Transsion Holdings Co Ltd 495,734
688,000 Shenzhou International Group Holdings Ltd 5,471,909
10,254 (a) Sichuan Biokin Pharmaceutical Co Ltd 409,880
264,800 Sichuan Changhong Electric Co Ltd 371,337
208,373 Sichuan Chuantou Energy Co Ltd 417,452
73,700 Sichuan Kelun Pharmaceutical Co Ltd 328,268
41,200 (a),(c) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 2,193,379
312,040 Sichuan Road and Bridge Group Co Ltd 436,052
208,200 Sinolink Securities Co Ltd 279,291
87,200 Sinoma Science & Technology Co Ltd 538,538
1,149,600 Sinopharm Group Co Ltd 3,067,410
551,000 Sinotruk Hong Kong Ltd 2,530,291
1,582,000 (b),(c) Smoore International Holdings Ltd 2,284,498
261,456 SooChow Securities Co Ltd 360,200
46,200 Spring Airlines Co Ltd 373,612
109,320 Sungrow Power Supply Co Ltd 2,374,914
584,417 Sunny Optical Technology Group Co Ltd 4,683,262
78,000 Sunwoda Electronic Co Ltd 263,085
88,400 Suzhou Dongshan Precision Manufacturing Co Ltd 986,007
35,564 Suzhou TFC Optical Communication Co Ltd 1,266,070
326,932 (a) TAL Education Group (ADR) 4,152,036
249,470 TBEA Co Ltd 970,992
833,690 TCL Technology Group Corp 582,840
186,250 TCL Zhonghuan Renewable Energy Technology Co Ltd 252,089
5,263,191 Tencent Holdings Ltd 404,538,335
474,000 Tencent Music Entertainment Group (ADR) 7,953,720
735,000 Tianfeng Securities Co Ltd 436,568
76,200 Tianqi Lithium Corp 592,025
196,300 Tianshan Aluminum Group Co Ltd 526,420
86,500 Tianshui Huatian Technology Co Ltd 188,284
1,614,025 Tingyi Cayman Islands Holding Corp 2,446,265
1,106,400 Tongcheng Travel Holdings Ltd 3,290,987
83,500 TongFu Microelectronics Co Ltd 627,896
714,500 Tongling Nonferrous Metals Group Co Ltd 835,283
231,892 Tongwei Co Ltd 607,083
94,675 Trina Solar Co Ltd 255,659
510,300 Trip.com Group Ltd 31,319,975
472,000 Tsingtao Brewery Co Ltd 2,987,052
19,300 Tsingtao Brewery Co Ltd (Class A) 166,856
176,950 (a) UBTech Robotics Corp Ltd 3,158,600
34,299 Unigroup Guoxin Microelectronics Co Ltd 413,265
166,080 Unisplendour Corp Ltd 597,508
435,506 (a) United ,NV Technology Co Ltd 475,466
26,881 (a) Verisilicon Microelectronics Shanghai Co Ltd 853,676
44,300 Victory Giant Technology Huizhou Co Ltd 1,671,478
254,997 Vipshop Holdings Ltd (ADR) 4,362,999
158,700 Wanhua Chemical Group Co Ltd 2,009,521
4,384,587 Want Want China Holdings Ltd 2,644,364
1,579,800 Weichai Power Co Ltd 5,354,934
356,600 Weichai Power Co Ltd (Class A) 1,218,051
328,160 Wens Foodstuffs Group Co Ltd 736,748
118,300 Western Mining Co Ltd 595,912
17,600 Western Securities Co Ltd 20,272
24,665 Western Superconducting Technologies Co Ltd 300,474

SHARES DESCRIPTION VALUE
CHINA (continued)
62,790 Will Semiconductor Co Ltd $ 1,095,969
50,200 Wingtech Technology Co Ltd 284,112
1,538,900 (a) Wintime Energy Group Co Ltd 374,431
81,100 Wolong Electric Group Co Ltd 512,814
278,568 Wuhan Guide Infrared Co Ltd 665,461
175,000 Wuliangye Yibin Co Ltd 2,641,801
98,790 WUS Printed Circuit Kunshan Co Ltd 988,090
127,404 WuXi AppTec Co Ltd - A 1,746,120
311,377 (b) WuXi AppTec Co Ltd - H 4,430,908
2,846,801 (a),(b) Wuxi Biologics Cayman, Inc 13,472,057
285,000 (a) WuXi XDC Cayman, Inc 2,289,721
561,100 XCMG Construction Machinery Co Ltd 867,170
47,100 Xiamen Tungsten Co Ltd 378,442
14,137,236 (a),(b) Xiaomi Corp 63,993,177
74,862 Xinjiang Daqo New Energy Co Ltd 261,185
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 593,440
3,991,290 (c) Xinyi Solar Holdings Ltd 1,725,201
1,013,389 (a) XPeng, Inc 9,122,122
1,292,000 (a),(c) XtalPi Holdings Ltd 1,995,711
1,014,000 (b) Yadea Group Holdings Ltd 1,432,693
56,500 Yantai Jereh Oilfield Services Group Co Ltd 717,941
2,665,204 Yanzhou Coal Mining Co Ltd 3,883,018
290,995 Yanzhou Coal Mining Co Ltd (Class A) 611,907
69,953 Yealink Network Technology Corp Ltd 386,135
89,820 Yintai Gold Co Ltd 432,920
553,100 Yonghui Superstores Co Ltd 350,240
153,999 Yonyou Network Technology Co Ltd 335,667
197,000 Youngor Group Co Ltd 208,438
155,000 YTO Express Group Co Ltd 376,395
309,345 Yum China Holdings, Inc 15,287,830
186,500 Yunnan Aluminium Co Ltd 892,355
95,860 Yunnan Baiyao Group Co Ltd 767,203
100,300 Yunnan Yuntianhua Co Ltd 551,283
76,600 Zangge Mining Co Ltd 950,749
20,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 477,726
1,425,141 Zhaojin Mining Industry Co Ltd 6,268,025
277,800 Zhejiang China Commodities City Group Co Ltd 642,329
119,716 Zhejiang Chint Electrics Co Ltd 503,492
180,800 Zhejiang Dahua Technology Co Ltd 492,865
1,607,971 Zhejiang Expressway Co Ltd 1,516,973
107,128 Zhejiang Huayou Cobalt Co Ltd 1,099,857
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 344,591
113,200 Zhejiang Juhua Co Ltd 640,752
407,500 (a),(b) Zhejiang Leapmotor Technologies Ltd 2,212,752
158,446 Zhejiang Longsheng Group Co Ltd 347,098
134,164 Zhejiang NHU Co Ltd 538,296
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd 664,316
35,967 Zhejiang Supcon Technology Co Ltd 433,268
100 Zhejiang Wanfeng Auto Wheel Co Ltd 221
58,370 Zhejiang Weiming Environment Protection Co Ltd 231,218
745,100 Zhejiang Zheneng Electric Power Co Ltd 530,530
103,500 Zhengzhou Yutong Bus Co Ltd 460,265
201,800 (a) Zheshang Securities Co Ltd 310,690
54,880 Zhongji Innolight Co Ltd 5,096,388
260,100 Zhongjin Gold Corp Ltd 1,315,243
301,900 Zhongtai Securities Co Ltd 277,635
44,389 Zhuzhou CRRC Times Electric Co Ltd 364,964
371,700 Zhuzhou CSR Times Electric Co Ltd 2,032,361
4,923,299 Zijin Mining Group Co Ltd 25,670,186
1,044,000 Zijin Mining Group Co Ltd (Class A) 5,841,906
328,700 Zoomlion Heavy Industry Science and Technology Co Ltd - A 414,875
208,400 ZTE Corp 1,151,910

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
641,064 (c) ZTE Corp (Class H) $ 2,319,212
340,050 ZTO Express Cayman, Inc 7,508,351
TOTAL CHINA 2,399,800,421
COLOMBIA - 0.2%
206,944 Grupo Cibest S.A. 4,674,152
361,972 Grupo Cibest S.A. 7,392,399
350,622 Interconexion Electrica S.A. ESP 2,873,725
TOTAL COLOMBIA 14,940,276
CZECH REPUBLIC - 0.1%
113,424 CEZ AS 6,521,862
59,329 Komercni Banka AS 3,595,161
196,664 (b) Moneta Money Bank AS 1,973,789
TOTAL CZECH REPUBLIC 12,090,812
EGYPT - 0.1%
2,104,497 Commercial International Bank 5,998,934
1,198,282 Eastern Tobacco 965,162
474,422 Talaat Moustafa Group 873,991
TOTAL EGYPT 7,838,087
GREECE - 0.6%
1,787,288 Alpha Bank S.A. 8,555,675
2,119,909 Eurobank S.A. 10,359,944
12,741 (a),(d) FF Group 151
130,405 Hellenic Telecommunications Organization S.A. 2,445,800
93,678 (a) JUMBO S.A. 2,780,471
711,528 National Bank of Greece S.A. 12,561,626
147,175 OPAP S.A. 2,965,715
928,033 Piraeus Bank S.A. 9,361,370
149,997 Public Power Corp 3,545,345
TOTAL GREECE 52,576,097
HONG KONG - 0.2%
1,839,600 (a) J&T Global Express Ltd 2,394,840
97,406 Orient Overseas International Ltd 1,595,819
8,672,331 Sino Biopharmaceutical Ltd 7,358,523
176,400 (a) Zijin Gold International Co Ltd 4,886,992
TOTAL HONG KONG 16,236,174
HUNGARY - 0.3%
340,570 MOL Hungarian Oil & Gas plc 4,159,363
184,572 OTP Bank Rt 23,225,056
112,466 Richter Gedeon Rt 3,764,214
TOTAL HUNGARY 31,148,633
INDIA - 13.3%
47,999 ABB Ltd India 2,920,160
128,725 Adani Enterprises Ltd 2,831,018
442,365 Adani Ports & Special Economic Zone Ltd 6,837,155
2,242,102 (a) Adani Power Ltd 3,300,420
38,599 (a) Alkem Laboratories Ltd 2,384,402
515,373 Ambuja Cements Ltd 2,864,876
146,215 APL Apollo Tubes Ltd 3,251,516
85,625 Apollo Hospitals Enterprise Ltd 6,484,311
2,317,999 Ashok Leyland Ltd 4,965,063
311,697 Asian Paints Ltd 8,230,767
99,763 Astral Ltd 1,603,137
299,493 (b) AU Small Finance Bank Ltd 3,203,367
222,174 Aurobindo Pharma Ltd 2,921,802
129,503 (a),(b) Avenue Supermarts Ltd 5,197,008
1,888,246 Axis Bank Ltd 28,171,379
54,631 Bajaj Auto Ltd 5,705,456
2,303,849 Bajaj Finance Ltd 23,308,857
307,734 Bajaj Finserv Ltd 6,539,615
22,077 Bajaj Holdings & Investment Ltd 2,593,506
63,587 (a) Balkrishna Industries Ltd 1,595,413

SHARES DESCRIPTION VALUE
INDIA (continued)
844,512 Bank of Baroda $ 2,752,115
3,008,768 Bharat Electronics Ltd 14,699,235
189,614 Bharat Forge Ltd 2,971,737
819,206 Bharat Heavy Electricals Ltd 2,345,386
1,186,800 (a) Bharat Petroleum Corp Ltd 4,705,125
2,110,202 Bharti Airtel Ltd 45,257,412
6,341 Bosch Ltd 2,520,628
88,884 Britannia Industries Ltd 5,662,777
162,525 BSE Ltd 4,943,327
173,068 Cadila Healthcare Ltd 1,667,257
1,434,532 Canara Bank 2,302,419
576,557 CG Power & Industrial Solutions Ltd 3,673,247
333,160 (a) Cholamandalam Investment and Finance Co Ltd 5,916,550
456,514 Cipla Ltd 6,579,260
1,524,169 Coal India Ltd 7,311,261
102,004 Colgate-Palmolive India Ltd 2,345,453
94,165 (a) Coromandel International Ltd 2,340,016
115,566 Cummins India Ltd 5,171,743
411,767 Dabur India Ltd 2,268,905
99,915 Divi's Laboratories Ltd 6,582,526
27,908 Dixon Technologies India Ltd 3,173,544
612,484 DLF Ltd 4,240,930
446,890 Dr Reddy's Laboratories Ltd 5,913,097
111,802 Eicher Motors Ltd 8,664,776
393,196 Fortis Healthcare Ltd 3,644,488
1,023,138 (a) FSN E-Commerce Ventures Ltd 2,641,939
1,885,906 (a) GAIL India Ltd 3,435,478
101,647 GE T&D India Ltd 3,569,510
2,136,561 (a) GMR Infrastructure Ltd 2,182,686
334,291 Godrej Consumer Products Ltd 4,197,452
126,002 (a) Godrej Properties Ltd 2,162,921
237,102 Grasim Industries Ltd 7,276,514
199,193 Havells India Ltd 2,782,585
781,710 HCL Technologies Ltd 14,424,588
158,943 (b) HDFC Asset Management Co Ltd 4,351,917
9,343,179 HDFC Bank Ltd 94,471,409
776,350 (b) HDFC Life Insurance Co Ltd 6,174,825
95,878 Hero Honda Motors Ltd 5,774,947
1,104,701 Hindalco Industries Ltd 11,499,172
163,137 Hindustan Aeronautics Ltd 8,196,329
677,524 Hindustan Lever Ltd 17,492,023
752,885 Hindustan Petroleum Corp Ltd 3,494,578
11,246 Hitachi Energy India Ltd 2,308,125
131,979 Hyundai Motor India Ltd 3,153,164
4,345,185 ICICI Bank Ltd 64,059,415
196,911 (b) ICICI Lombard General Insurance Co Ltd 3,885,818
339,503 (b) ICICI Prudential Life Insurance Co Ltd 2,351,421
3,179,282 IDFC First Bank Ltd 2,892,647
706,726 Indian Hotels Co Ltd 5,184,427
2,185,447 Indian Oil Corp Ltd 3,881,187
196,710 (a) Indian Railway Catering & Tourism Corp Ltd 1,333,756
1,069,761 (a) Indus Towers Ltd 5,189,240
450,858 (a) IndusInd Bank Ltd 4,397,660
315,492 Info Edge India Ltd 4,294,018
2,731,371 Infosys Technologies Ltd 48,854,067
155,991 (b) InterGlobe Aviation Ltd 7,795,758
2,415,657 (a) ITC Ltd 8,467,924
291,879 Jindal Stainless Ltd 2,604,685
307,140 Jindal Steel & Power Ltd 3,763,520
356,707 JSW Energy Ltd 1,783,155
494,820 JSW Steel Ltd 6,504,226
300,271 Jubilant Foodworks Ltd 1,624,804

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
309,774 Kalyan Jewellers India Ltd $ 1,219,673
4,500,250 Kotak Mahindra Bank Ltd 19,972,239
699,263 (a),(d) Kwality Wall's India Ltd 305,589
554,822 Larsen & Toubro Ltd 23,739,343
60,726 (b) LTIMindtree Ltd 3,947,811
203,742 Lupin Ltd 4,774,500
227,951 (b) Macrotech Developers Ltd 2,411,126
766,727 Mahindra & Mahindra Ltd 28,629,356
105,384 Mankind Pharma Ltd 2,436,429
437,671 Marico Ltd 3,479,348
103,532 Maruti Suzuki India Ltd 16,447,945
638,781 Max Healthcare Institute Ltd 6,651,720
103,758 Mphasis Ltd 3,120,497
1,875 (a) MRF Ltd 2,695,775
94,553 Muthoot Finance Ltd 3,940,110
551,437 (a) Nestle India Ltd 8,008,602
2,625,013 NHPC Ltd 2,235,213
2,563,637 NMDC Ltd 2,258,288
3,595,223 (a) NTPC Ltd 13,929,897
116,652 Oberoi Realty Ltd 1,893,289
2,521,167 Oil & Natural Gas Corp Ltd 7,391,128
371,659 Oil India Ltd 2,065,662
314,199 (a) One 97 Communications Ltd 3,891,410
19,313 Oracle Financial Services Software Ltd 1,630,371
5,687 (a) Page Industries Ltd 2,041,233
284,744 (a) PB Fintech Ltd 5,130,459
90,166 Persistent Systems Ltd 5,928,665
722,367 Petronet LNG Ltd 2,278,246
174,773 Phoenix Mills Ltd 3,176,934
65,515 PI Industries Ltd 2,276,870
263,603 Pidilite Industries Ltd 4,102,427
41,915 Polycab India Ltd 3,204,011
1,180,469 Power Finance Corp Ltd 4,875,216
3,803,376 Power Grid Corp of India Ltd 10,617,212
144,975 Prestige Estates Projects Ltd 2,306,117
1,796,684 Punjab National Bank 2,449,363
407,328 Rail Vikas Nigam Ltd 1,522,856
946,863 (a) REC Ltd 3,753,219
5,005,386 Reliance Industries Ltd 76,056,449
2,390,084 Reliance Strategic Investments Ltd 6,619,211
3,432,971 Samvardhana Motherson International Ltd 4,221,279
235,930 SBI Cards & Payment Services Ltd 1,932,709
379,706 (b) SBI Life Insurance Co Ltd 8,259,563
7,950 Shree Cement Ltd 2,335,443
1,159,657 Shriram Finance Ltd 12,872,830
66,058 Siemens Energy India Ltd 1,789,452
67,536 (a) Siemens India Ltd 2,279,556
21,920 Solar Industries India Ltd 3,216,176
126,974 SRF Ltd 3,890,541
1,521,732 State Bank of India 17,835,680
791,758 (a) Sun Pharmaceutical Industries Ltd 13,739,786
60,508 Sundaram Finance Ltd 3,469,620
60,136 Supreme Industries Ltd 2,301,109
9,007,854 (a) Suzlon Energy Ltd 4,677,470
1,080,254 (a) Swiggy Ltd 3,642,216
83,698 Tata Communications Ltd 1,432,485
744,245 Tata Consultancy Services Ltd 25,310,335
498,802 Tata Consumer Products Ltd 6,157,836
1,628,549 Tata Motors Ltd 6,206,206
1,648,208 (a) Tata Motors Ltd 8,215,283
1,264,869 Tata Power Co Ltd 5,039,004
6,164,205 Tata Steel Ltd 12,866,900

SHARES DESCRIPTION VALUE
INDIA (continued)
437,501 Tech Mahindra Ltd $ 8,301,154
292,711 Titan Co Ltd 12,665,682
107,532 Torrent Pharmaceuticals Ltd 4,633,732
142,915 Torrent Power Ltd 2,157,637
145,671 Trent Ltd 5,999,425
90,232 Tube Investments of India Ltd 2,296,229
196,075 TVS Motor Co Ltd 7,848,745
97,240 Ultra Tech Cement Ltd 13,439,763
1,156,133 Union Bank of India 2,275,566
243,094 United Spirits Ltd 3,600,923
401,468 UPL Ltd 3,076,050
1,114,185 Varun Beverages Ltd 5,707,221
1,116,249 Vedanta Ltd 8,255,546
1,546,284 (a) Vishal Mega Mart Ltd 2,117,320
24,140,113 (a) Vodafone Idea Ltd 2,939,756
173,693 Voltas Ltd 2,510,670
72,563 WAAREE Energies Ltd 2,202,318
2,102,292 Wipro Ltd 5,424,316
12,854,690 (a) Yes Bank Ltd 2,995,728
1,930,870 (a) Zomato Ltd 5,755,465
TOTAL INDIA 1,220,328,866
INDONESIA - 1.0%
11,956,500 (a) Amman Mineral Internasional PT 5,375,771
17,037,754 Astra International Tbk PT 6,460,226
45,697,829 Bank Central Asia Tbk PT 20,191,560
13,147,518 Bank Negara Indonesia Persero Tbk PT 3,528,858
56,147,650 Bank Rakyat Indonesia 12,745,731
19,922,703 (a) Barito Pacific Tbk PT 2,563,780
6,932,800 (a) Barito Renewables Energy Tbk PT 3,521,127
48,982,600 (a) Bumi Resources Minerals Tbk PT 3,108,013
7,591,300 Chandra Asri Pacific Tbk PT 2,929,053
6,419,100 Charoen Pokphand Indonesia Tbk PT 1,696,477
786,432,776 (a) GoTo Gojek Tokopedia Tbk PT 3,023,449
20,407,300 Petrindo Jaya Kreasi Tbk PT 2,206,678
31,380,978 PT Bank Mandiri Persero Tbk 9,029,754
818,100 (a) PT Dian Swastatika Sentosa Tbk 4,825,255
4,235,370 PT Indofood Sukses Makmur Tbk 1,719,946
1,202,273 PT United Tractors Tbk 1,872,969
17,690,600 Sumber Alfaria Trijaya Tbk PT 1,840,774
41,637,483 Telkom Indonesia Persero Tbk PT 8,900,437
TOTAL INDONESIA 95,539,858
KOREA, REPUBLIC OF - 15.5%
32,721 (a) Alteogen, Inc 9,357,175
23,180 Amorepacific Corp 2,231,220
19,465 APR Corp 3,651,209
123,480 Celltrion, Inc 17,970,779
45,602 (a) Coway Co Ltd 2,638,539
39,779 (a) Daewoo International Corp 1,717,662
112,658 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 10,818,714
36,651 Dongbu Insurance Co Ltd 3,618,533
43,175 Doosan Bobcat, Inc 1,757,739
5,854 Doosan Corp 3,430,772
368,496 (a) Doosan Heavy Industries and Construction Co Ltd 23,003,733
39,856 (a) Ecopro BM Co Ltd 6,384,337
83,718 Ecopro Co Ltd 9,391,767
227,824 Hana Financial Group, Inc 15,829,686
18,213 (a) Hanjin Kal Corp 1,422,149
60,886 Hankook Tire & Technology Co Ltd 2,692,915
34,446 (a) Hanmi Semiconductor Co Ltd 4,982,854
61,169 (a) Hanwha Systems Co Ltd 4,003,140
35,809 HD Hyundai Co Ltd 5,811,364
19,132 HD Hyundai Electric Co Ltd 11,721,120

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
30,214 HD Hyundai Heavy Industries Co Ltd $ 12,026,076
13,544 HD Hyundai Marine Solution Co Ltd 1,717,271
94,597 (a) HLB, Inc 3,628,202
200,813 HMM Co Ltd 2,783,402
19,288 HYBE Co Ltd 4,985,024
448,466 (a) Hynix Semiconductor, Inc 280,011,870
4,594 (a) Hyosung Heavy Industries Corp 8,239,614
30,816 (a) Hyundai Glovis Co Ltd 5,195,553
34,468 Hyundai Heavy Industries 9,872,795
48,866 (a) Hyundai Mobis 15,268,513
109,368 (a) Hyundai Motor Co 38,071,598
29,242 (a) Hyundai Motor Co Ltd (2nd Preference) 5,522,906
18,773 Hyundai Motor Co Ltd (Preference) 3,465,653
62,832 Hyundai Rotem Co Ltd 10,046,543
218,174 Industrial Bank of Korea 3,352,004
254,643 Kakao Corp 10,823,421
140,251 KakaoBank Corp 2,224,726
297,908 KB Financial Group, Inc 27,883,946
194,323 (a) Kia Motors Corp 20,676,578
59,836 Korea Aerospace Industries Ltd 6,973,839
213,364 (a) Korea Electric Power Corp 8,605,627
34,258 Korea Investment Holdings Co Ltd 5,124,813
147,756 (a) Korean Air Lines Co Ltd 2,382,290
23,240 (a),(b) Krafton, Inc 4,079,920
80,191 KT&G Corp 8,573,986
41,167 LG Chem Ltd 8,839,432
75,854 LG Corp 4,815,085
231,128 (a) LG Display Co Ltd 1,863,614
88,488 (a) LG Electronics, Inc 6,067,066
38,524 (a) LG Energy Solution Ltd 10,589,719
8,690 (a) LG Household & Health Care Ltd 1,579,066
175,253 (a) LG Telecom Ltd 1,948,067
10,614 (a) LIG Nex1 Co Ltd 3,540,310
12,394 (a) LS Electric Co Ltd 4,829,933
64,094 Meritz Financial Group, Inc 5,182,335
160,828 Mirae Asset Daewoo Co Ltd 4,767,830
116,034 Naver Corp 22,055,936
59,937 POSCO 14,382,695
29,484 (a) POSCO Future M Co Ltd 4,561,887
9,502 (a),(b) Samsung Biologics Co Ltd 11,483,251
69,948 Samsung C&T Corp 14,580,979
45,430 Samsung Electro-Mechanics Co Ltd 8,737,038
3,889,645 Samsung Electronics Co Ltd 429,707,413
670,582 Samsung Electronics Co Ltd (Preference) 54,317,829
24,654 Samsung Fire & Marine Insurance Co Ltd 8,581,113
574,251 (a) Samsung Heavy Industries Co Ltd 11,703,904
66,454 Samsung Life Insurance Co Ltd 8,652,677
49,686 (a) Samsung SDI Co Ltd 13,374,285
33,770 Samsung SDS Co Ltd 4,049,436
27,546 (a) Samsung Techwin Co Ltd 24,796,383
3,419 Samyang Foods Co Ltd 2,794,202
359,456 Shinhan Financial Group Co Ltd 21,007,947
25,148 (a) SK Biopharmaceuticals Co Ltd 2,051,888
56,637 SK Innovation Co Ltd 4,394,072
76,242 (a) SK Square Co Ltd 29,845,013
82,888 SK Telecom Co Ltd 4,177,220
30,209 SK, Inc 6,976,216
36,776 (a) S-Oil Corp 2,701,751
541,109 Woori Financial Group, Inc 11,319,384
126,346 Woori Investment & Securities Co Ltd 2,368,782

SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
44,022 (a) Yuhan Corp $ 3,290,455
TOTAL KOREA, REPUBLIC OF 1,419,905,790
KUWAIT - 0.6%
1,209,497 Boubyan Bank KSCP 2,670,267
1,576,065 Gulf Bank KSCP 1,770,571
9,151,346 Kuwait Finance House KSCP 24,077,784
514,595 Mabanee Co SAK 1,684,038
1,443,762 Mobile Telecommunications Co KSCP 2,397,651
6,851,522 National Bank of Kuwait SAKP 21,228,608
2,041,878 (a) Warba Bank KSCP 1,884,591
TOTAL KUWAIT 55,713,510
LUXEMBOURG - 0.0%
113,277 Reinet Investments S.C.A 3,893,861
TOTAL LUXEMBOURG 3,893,861
MALAYSIA - 1.2%
2,003,533 AMMB Holdings BHD 3,276,799
2,716,074 Axiata Group Bhd 1,583,592
6,579,552 Bumiputra-Commerce Holdings BHD 14,334,953
3,118,839 Digi.Com BHD 2,579,464
3,853,858 (a) Gamuda BHD 4,333,023
494,987 Hong Leong Bank BHD 3,239,314
1,726,870 IHH Healthcare Bhd 3,920,804
2,072,700 IOI Corp BHD 2,093,002
385,339 Kuala Lumpur Kepong BHD 1,906,167
4,964,049 Malayan Banking BHD 14,856,790
2,260,300 Maxis Bhd 2,193,540
1,091,400 MISC Bhd 2,213,811
3,042,587 (b) MR DIY Group M Bhd 1,415,140
50,100 Nestle Malaysia Bhd 1,423,440
1,940,500 Petronas Chemicals Group Bhd 1,593,046
220,600 Petronas Dagangan BHD 1,185,856
615,500 Petronas Gas BHD 2,869,835
3,020,524 Press Metal Aluminium Holdings Bhd 5,790,132
11,988,915 Public Bank Bhd 14,818,214
1,286,575 QL Resources Bhd 1,312,032
1,413,214 RHB Capital BHD 3,028,619
1,704,165 Sime Darby Plantation Bhd 2,524,689
1,994,300 Sunway BHD 2,908,491
855,251 Telekom Malaysia BHD 1,715,512
2,105,258 Tenaga Nasional BHD 7,448,644
2,332,600 YTL Corp BHD 1,229,935
2,418,900 YTL Power International BHD 1,980,026
TOTAL MALAYSIA 107,774,870
MEXICO - 2.1%
3,045,500 Alfa S.A. de C.V. (Class A) 3,009,601
14,894,141 America Movil SAB de C.V. 15,349,249
434,457 Arca Continental SAB de C.V. 4,895,969
12,441,997 Cemex S.A. de C.V. 15,435,025
421,610 Coca-Cola Femsa SAB de C.V. 4,409,583
2,304,800 (a) Fibra Uno Administracion S.A. de C.V. 3,584,600
1,415,677 Fomento Economico Mexicano S.A. de C.V. 14,775,663
124,505 (a) Gruma SAB de C.V. 2,241,959
225,100 Grupo Aeroportuario del Centro Norte Sab de C.V. 3,276,161
321,275 Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 8,820,907
149,876 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 5,185,198
1,057,789 (c) Grupo Bimbo S.A. de C.V. (Series A) 3,674,055
487,452 (c) Grupo Carso S.A. de C.V. (Series A1) 3,318,389
241,700 (c) Grupo Comercial Chedraui S.a. DE C.V. 1,659,233
2,082,628 Grupo Financiero Banorte S.A. de C.V. 23,544,565
1,203,444 Grupo Financiero Inbursa S.A. 3,010,676
2,562,232 Grupo Mexico S.A. de C.V. (Series B) 28,450,510
162,804 (a) Industrias Penoles S.A. de C.V. 9,435,105

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
MEXICO (continued)
1,175,995 Kimberly-Clark de Mexico S.A. de C.V. (Class A) $ 2,604,873
870,138 ProLogis Property Mexico S.A. de C.V. 3,998,174
150,160 Promotora y Operadora de Infraestructura SAB de C.V. 2,347,947
74,396 Southern Copper Corp 14,159,047
4,261,389 (c) Wal-Mart de Mexico SAB de C.V. 13,523,497
TOTAL MEXICO 190,709,986
PERU - 0.3%
135,522 Cia de Minas Buenaventura S.A. (ADR) (Series B) 4,642,984
55,394 Credicorp Ltd 19,766,241
TOTAL PERU 24,409,225
PHILIPPINES - 0.3%
204,973 Ayala Corp 1,761,472
5,774,293 Ayala Land, Inc 2,082,036
1,473,273 Bank of the Philippine Islands 3,102,655
1,940,197 BDO Unibank, Inc 4,446,807
827,563 International Container Term Services, Inc 9,064,249
373,110 Jollibee Foods Corp 1,298,568
220,111 Manila Electric Co 2,205,577
1,456,060 Metropolitan Bank & Trust 1,805,222
52,715 PLDT, Inc 1,203,123
160,865 SM Investments Corp 1,912,441
8,929,468 SM Prime Holdings 3,275,728
TOTAL PHILIPPINES 32,157,878
POLAND - 1.1%
672,415 (a),(b) Allegro.eu S.A. 5,523,794
486,605 (a) Bank Millennium S.A. 2,353,958
154,723 Bank Pekao S.A. 9,409,941
33,035 Bank Zachodni WBK S.A. 5,182,674
12,409 (a) BRE Bank S.A. 3,619,722
9,808 Budimex S.A. 1,896,012
40,561 (a) CCC S.A. 1,340,654
52,309 CD Projekt S.A. 3,818,377
404,726 (a),(b) Dino Polska S.A. 4,281,817
115,130 KGHM Polska Miedz S.A. 10,682,518
916 LPP S.A. 5,058,637
691,369 (a) PGE Polska Grupa Energetyczna S.A. 1,949,910
478,443 Polski Koncern Naftowy Orlen S.A. 14,541,116
720,710 Powszechna Kasa Oszczednosci Bank Polski S.A. 18,746,289
494,665 Powszechny Zaklad Ubezpieczen S.A. 9,733,190
290,576 (a) Zabka Group S.A. 1,766,429
TOTAL POLAND 99,905,038
QATAR - 0.6%
1,945,694 Barwa Real Estate Co 1,463,580
2,510,713 Commercial Bank PSQC 3,275,443
1,403,975 Dukhan Bank 1,374,260
1,216,886 Industries Qatar QSC 4,247,510
5,368,977 Masraf Al Rayan QSC 3,353,891
4,931,512 Mesaieed Petrochemical Holding Co 1,482,317
757,106 Ooredoo QPSC 2,952,734
320,763 Qatar Electricity & Water Co QSC 1,347,892
442,646 Qatar Fuel QSC 1,884,376
2,286,299 (a) Qatar Gas Transport Co Ltd 3,014,072
808,007 Qatar International Islamic Bank QSC 2,535,524
1,471,316 Qatar Islamic Bank SAQ 10,104,862
3,813,145 Qatar National Bank QPSC 20,775,513
TOTAL QATAR 57,811,974
ROMANIA - 0.0%
486,381 NEPI Rockcastle NV 4,444,761
TOTAL ROMANIA 4,444,761
RUSSIA - 0.0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct, Reg S 9,115

SHARES DESCRIPTION VALUE
RUSSIA (continued)
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate, Reg S $ 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 2.9%
123,225 (a) ACWA Power Co 6,149,856
261,851 Ades Holding Co 1,341,669
1,611,870 Al Rajhi Bank 46,029,034
1,009,329 Alinma Bank 7,666,654
398,203 Almarai Co JSC 4,697,364
722,846 Arab National Bank 4,387,132
21,744 Arabian Internet & Communications Services Co 1,358,891
605,845 Bank AlBilad 4,289,740
470,092 (a) Bank Al-Jazira 1,570,163
990,924 Banque Saudi Fransi 4,769,921
65,533 Bupa Arabia for Cooperative Insurance Co 2,878,950
59,730 Co for Cooperative Insurance 2,181,729
25,426 Dallah Healthcare Co 838,578
398,113 (a) Dar Al Arkan Real Estate Development Co 1,984,476
75,399 Dr Sulaiman Al Habib Medical Services Group Co 5,258,853
19,708 Elm Co 4,076,192
313,918 Etihad Etisalat Co 5,907,342
452,335 (a) Jabal Omar Development Co 1,989,832
440,945 Jarir Marketing Co 1,677,497
75,601 Makkah Construction & Development Co 1,822,148
73,995 Mouwasat Medical Services Co 1,373,467
1,210,462 Riyad Bank 9,084,101
196,765 SABIC Agri-Nutrients Co 6,555,629
283,844 Sahara International Petrochemical Co 1,159,753
32,100 SAL Saudi Logistics Services 1,542,969
1,119,864 (a) Saudi Arabian Mining Co 22,753,334
4,982,448 (b) Saudi Arabian Oil Co 34,250,464
839,940 Saudi Awwal Bank 7,981,093
746,005 Saudi Basic Industries Corp 11,307,325
684,994 Saudi Electricity Co 2,629,665
462,581 Saudi Investment Bank 1,726,448
2,419,093 Saudi National Bank 28,933,402
29,187 (a) Saudi Research & Media Group 931,585
41,528 Saudi Tadawul Group Holding Co 1,779,281
1,649,281 Saudi Telecom Co 19,578,255
207,830 Yanbu National Petrochemical Co 1,496,951
TOTAL SAUDI ARABIA 263,959,743
SOUTH AFRICA - 3.1%
697,368 Absa Group Ltd 10,988,818
218,220 Anglo American Platinum Ltd 19,606,658
277,678 Bid Corp Ltd 6,949,793
259,499 Bidvest Group Ltd 3,754,866
71,701 Capitec Bank Holdings Ltd 19,251,260
187,981 (c) Clicks Group Ltd 3,745,068
461,154 Discovery Ltd 6,714,728
4,156,981 FirstRand Ltd 23,710,818
735,746 Gold Fields Ltd 36,386,049
466,083 Harmony Gold Mining Co Ltd 9,903,595
744,444 Impala Platinum Holdings Ltd 13,875,872
1,432,535 MTN Group Ltd 15,907,691
643,902 Naspers Ltd 39,423,057
366,536 Nedbank Group Ltd 6,020,686
289,329 Northam Platinum Holdings Ltd 6,893,391
710,752 OUTsurance Group Ltd 3,141,983
2,886,362 (b) Pepkor Holdings Ltd 4,716,241
412,860 Remgro Ltd 4,672,239
1,488,198 Sanlam Ltd 9,304,836
453,067 Sasol Ltd 3,200,140
393,278 Shoprite Holdings Ltd 6,488,693

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SOUTH AFRICA (continued)
2,317,664 Sibanye Stillwater Ltd $ 10,087,417
1,085,693 Standard Bank Group Ltd 19,952,831
513,415 Vodacom Group Ltd 4,785,252
TOTAL SOUTH AFRICA 289,481,982
TAIWAN - 20.6%
415,344 Accton Technology Corp 14,521,772
389,665 Advantech Co Ltd 3,677,347
62,000 Alchip Technologies Ltd 6,087,124
2,727,011 ASE Technology Holding Co Ltd 25,353,321
1,927,512 Asia Cement Corp 2,150,735
271,000 Asia Vital Components Co Ltd 12,312,205
25,000 ASPEED Technology, Inc 6,991,399
573,500 Asustek Computer, Inc 9,009,554
141,000 Bizlink Holding, Inc 5,726,188
823,000 (a) Caliway Biopharmaceuticals Co Ltd 4,301,953
431,389 Catcher Technology Co Ltd 2,755,124
7,848,889 Cathay Financial Holding Co Ltd 18,699,836
1,229,151 Chailease Holding Co Ltd 4,051,075
5,771,730 Chang Hwa Commercial Bank 3,736,062
1,546,922 Cheng Shin Rubber Industry Co Ltd 1,499,870
2,752,035 China Airlines 1,936,028
13,444,270 China Development Financial Holding Corp 7,687,505
9,948,151 China Steel Corp 6,545,337
13,749,611 Chinatrust Financial Holding Co 22,152,607
312,000 Chroma ATE, Inc 9,580,393
3,128,763 Chunghwa Telecom Co Ltd 13,267,340
3,426,000 Compal Electronics, Inc 3,535,862
1,600,768 Delta Electronics, Inc 61,089,010
708,000 E Ink Holdings, Inc 3,935,886
11,907,430 E.Sun Financial Holding Co Ltd 12,609,181
165,316 Eclat Textile Co Ltd 2,068,108
246,000 Elite Material Co Ltd 13,343,654
54,000 eMemory Technology, Inc 3,110,126
2,234,803 Eva Airways Corp 2,645,195
887,192 Evergreen Marine Corp Taiwan Ltd 5,239,928
2,724,071 Far Eastern Textile Co Ltd 2,398,502
1,483,589 Far EasTone Telecommunications Co Ltd 4,173,514
377,014 Feng TAY Enterprise Co Ltd 1,149,251
9,696,505 First Financial Holding Co Ltd 8,852,113
2,800,173 Formosa Chemicals & Fibre Corp 3,748,516
3,097,813 Formosa Plastics Corp 4,640,580
132,230 Fortune Electric Co Ltd 4,035,841
6,920,880 Fubon Financial Holding Co Ltd 19,873,855
8,877,858 Fuhwa Financial Holdings Co Ltd 12,093,692
447,000 Gigabyte Technology Co Ltd 3,288,428
70,000 Global Unichip Corp 5,743,299
207,535 Globalwafers Co Ltd 3,262,994
264,000 Gold Circuit Electronics Ltd 5,764,976
10,326,002 Hon Hai Precision Industry Co, Ltd 71,377,655
250,540 Hotai Motor Co Ltd 4,318,754
7,364,783 Hua Nan Financial Holdings Co Ltd 7,746,245
6,247,488 InnoLux Display Corp 4,286,108
184,000 International Games System Co Ltd 4,178,545
2,282,340 Inventec Co Ltd 3,239,789
69,000 Jentech Precision Industrial Co Ltd 6,113,416
45,000 King Slide Works Co Ltd 4,430,027
890,000 King Yuan Electronics Co Ltd 8,245,998
83,125 Largan Precision Co Ltd 6,335,560
1,594,778 Lite-On Technology Corp 8,197,443
68,000 Lotes Co Ltd 3,062,541
1,251,464 MediaTek, Inc 69,419,379
9,756,856 Mega Financial Holding Co Ltd 11,997,511

SHARES DESCRIPTION VALUE
TAIWAN (continued)
4,188,271 Nan Ya Plastics Corp $ 10,012,386
145,000 Nien Made Enterprise Co Ltd 1,956,380
469,474 Novatek Microelectronics Corp Ltd 5,570,595
1,580,000 Pegatron Corp 3,484,216
252,692 PharmaEssentia Corp 6,168,732
453,000 President Chain Store Corp 3,075,949
2,223,000 Quanta Computer, Inc 19,569,438
407,085 Realtek Semiconductor Corp 6,228,314
3,171,599 Shanghai Commercial & Savings Bank Ltd 3,972,906
10,374,888 SinoPac Financial Holdings Co Ltd 9,397,406
17,402,953 Taishin Financial Holdings Co Ltd 12,507,776
6,554,374 Taiwan Business Bank 3,193,780
5,626,039 Taiwan Cement Corp 4,707,182
9,285,242 Taiwan Cooperative Financial Holding Co Ltd 6,939,283
1,770,561 Taiwan High Speed Rail Corp 1,536,534
1,385,861 Taiwan Mobile Co Ltd 4,646,837
20,234,183 Taiwan Semiconductor Manufacturing Co Ltd 1,118,867,425
933,000 Teco Electric and Machinery Co Ltd 2,379,756
1,093,238 Unimicron Technology Corp 12,995,115
3,907,908 Uni-President Enterprises Corp 8,890,579
9,291,103 United Microelectronics Corp 18,487,000
937,385 Vanguard International Semiconductor Corp 4,249,260
561,460 Wan Hai Lines Ltd 1,314,938
2,452,000 Wistron Corp 10,034,556
91,000 Wiwynn Corp 10,200,381
1,350,656 Yageo Corp 11,791,737
1,315,000 Yang Ming Marine Transport 2,231,176
579,127 Zhen Ding Technology Holding Ltd 3,568,934
TOTAL TAIWAN 1,889,572,828
THAILAND - 1.0%
857,700 Advanced Info Service PCL 9,512,238
3,589,456 Airports of Thailand PCL 5,760,926
9,910,799 Bangkok Dusit Medical Services PCL 6,362,566
541,500 Bumrungrad Hospital PCL 2,881,005
1,685,699 Central Pattana PCL 3,083,868
3,372,580 Charoen Pokphand Foods PCL 2,209,205
4,568,030 CP ALL plc 6,297,718
1,688,776 CP AXTRA PCL 792,553
2,503,100 Delta Electronics Thailand PCL 16,195,528
3,758,402 (a) Gulf Development PCL 5,590,667
534,600 Kasikornbank PCL (Foreign) 3,217,112
3,203,298 Krung Thai Bank PCL 2,901,446
2,632,578 Minor International PCL 1,908,570
1,185,841 PTT Exploration & Production PCL 4,631,701
8,549,632 PTT PCL 9,306,369
758,401 SCB X PCL 3,265,957
671,260 (a) Siam Cement PCL 4,382,875
19,649,400 TMB Bank PCL (Foreign) 1,248,968
8,600,840 True Corp PCL 3,167,658
TOTAL THAILAND 92,716,930
TURKEY - 0.5%
2,506,025 Akbank TAS 5,360,537
1,127,570 Aselsan Elektronik Sanayi Ve Ticaret AS 7,890,058
370,226 BIM Birlesik Magazalar AS 5,649,908
3,072,603 Eregli Demir ve Celik Fabrikalari TAS 1,989,078
537,514 Ford Otomotiv Sanayi AS 1,404,968
878,370 Haci Omer Sabanci Holding AS 2,210,344
595,179 KOC Holding AS 2,846,632
430,272 Turk Hava Yollari AO 3,009,587
966,732 Turkcell Iletisim Hizmet AS 2,605,440
7,684,978 Turkiye Is Bankasi (Series C) 2,954,248
792,747 Turkiye Petrol Rafinerileri AS 4,467,191

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
TURKEY (continued)
2,973,795 Yapi ve Kredi Bankasi $ 2,808,721
TOTAL TURKEY 43,196,712
UNITED ARAB EMIRATES - 1.4%
2,598,970 Abu Dhabi Commercial Bank PJSC 10,780,259
1,166,698 Abu Dhabi Islamic Bank PJSC 7,737,710
2,430,723 Abu Dhabi National Oil Co for Distribution PJSC 2,713,673
2,571,429 ADNOC Drilling Co PJSC 3,731,985
5,187,438 Adnoc Gas plc 5,102,169
1,418,642 ADNOC Logistics & Services 2,167,942
3,168,076 Aldar Properties PJSC 8,282,021
2,856,678 Americana Restaurants International plc 1,212,265
5,316,702 Dubai Electricity & Water Authority PJSC 4,373,844
2,385,226 Dubai Islamic Bank PJSC 6,274,996
812,481 Emaar Development PJSC 3,805,221
5,452,264 Emaar Properties PJSC 22,303,538
1,553,022 (a) Emirates NBD Bank PJSC 13,151,527
2,848,027 Emirates Telecommunications Group Co PJSC 15,277,367
3,643,513 First Abu Dhabi Bank PJSC 18,453,190
3,015,815 (a) Multiply Group PJSC 1,853,399
1,462,151 Salik Co PJSC 2,540,102
TOTAL UNITED ARAB EMIRATES 129,761,208
UNITED KINGDOM - 0.4%
413,167 AngloGold Ashanti UK Ltd 37,245,984
TOTAL UNITED KINGDOM 37,245,984
UNITED STATES - 0.1%
330,871 (a) JBS NV 5,211,218
53,660 (a) Legend Biotech Corp (ADR) 939,050
TOTAL UNITED STATES 6,150,268
TOTAL COMMON STOCKS
(Cost $4,881,663,778) 9,068,994,434
SHARES DESCRIPTION VALUE
PREFERRED STOCKS - 0.0%
INDIA - 0.0%
875,244 (a),(d) TVS Motor Co Ltd 95
TOTAL INDIA 95
TOTAL PREFERRED STOCKS
(Cost $–) 95
SHARES DESCRIPTION VALUE
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
CHINA - 0.0%
14,744 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 21
TOTAL CHINA 21
MALAYSIA - 0.0%
646,380 (d) YTL Corp Bhd 12/31/99 85,594
483,780 (d) YTL Power International Bhd 12/31/99 86,152
TOTAL MALAYSIA 171,746
TOTAL RIGHTS/WARRANTS
(Cost $0) 171,767
TOTAL LONG-TERM INVESTMENTS
(Cost $4,881,663,778) 9,069,166,296
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
16,485,130 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(f) 16,485,130
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $16,485,130) 16,485,130

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank 0 .000% 03/04/26 $ 4,983,546
5,000,000 Federal Home Loan Bank (FHLB) 0 .000 03/11/26 4,980,056
TOTAL GOVERNMENT AGENCY DEBT 9,963,602
REPURCHASE AGREEMENT - 1.2%
109,981,000 (g) Fixed Income Clearing Corporation 3 .660 02/02/26 109,981,000
TOTAL REPURCHASE AGREEMENT 109,981,000
TREASURY DEBT - 0.2%
10,000,000 United States Treasury Bill 0 .000 02/24/26 9,977,857
10,000,000 United States Treasury Bill 0 .000 02/26/26 9,975,878
TOTAL TREASURY DEBT 19,953,735
TOTAL SHORT-TERM INVESTMENTS
(Cost $139,898,611) 139,898,337
TOTAL INVESTMENTS - 100.4%
(Cost $5,038,047,519) 9,225,549,763
OTHER ASSETS & LIABILITIES, NET - (0.4)% (36,864,376)
NET ASSETS - 100.0% $ 9,188,685,387
ADR American Depositary Receipt
GDR Global Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $409,239,047 or 4.4% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $72,693,155.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $110,014,544 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
3.750% and maturity date 6/30/27, valued at $112,180,645.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE US MSCI Emerging Markets EM Index Futures 2,338 03/20/26  $ 182,953,248 $ 177,781,520 $ (5,171,728)

Emerging Markets Equity Index

Portfolio of Investments January 31, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity Index
Long-Term Investments
:
Common stocks $1,180,479,319 $7,888,194,230 $320,885 $9,068,994,434
Preferred stocks — — 95 95
Rights/Warrants — — 171,767 171,767
Investments purchased with collateral from securities lending 16,485,130 — — 16,485,130
Short-Term Investments
:
Government agency debt — 9,963,602 — 9,963,602
Repurchase agreement — 109,981,000 — 109,981,000
Treasury debt — 19,953,735 — 19,953,735
Investments in Derivatives
:
Futures contracts* (5,171,728) — — (5,171,728)
Total $1,191,792,721 $8,028,092,567 $492,747 $9,220,378,035
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments January 31, 2026
International Equity Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
AUSTRALIA - 6.8%
2,128,913 APA Group $ 13,106,632
897,477 Aristocrat Leisure Ltd 33,341,017
4,775,938 Australia and New Zealand Banking Group 121,501,462
315,518 Australian Stock Exchange Ltd 12,558,997
8,134,545 BHP Billiton Ltd 280,172,876
2,160,594 Brambles Ltd 33,538,257
616,725 carsales.com Ltd 11,800,979
102,565 Cochlear Ltd 19,117,437
2,135,896 Coles Group Ltd 31,557,523
2,681,501 Commonwealth Bank of Australia 277,591,247
830,277 Computershare Ltd 18,856,054
3,231,885 Evolution Mining Ltd 31,036,526
2,699,206 Fortescue Metals Group Ltd 39,086,837
16,063,435 Glencore plc 109,510,122
3,287,042 Goodman Group 69,828,864
3,746,930 Insurance Australia Group Ltd 19,754,339
3,575,191 Lottery Corp Ltd 12,736,344
1,477,262 (a) Lynas Corp Ltd 14,870,301
580,501 Macquarie Group Ltd 85,194,172
4,360,222 Medibank Pvt Ltd 13,990,485
4,922,635 National Australia Bank Ltd 147,873,034
2,181,774 Northern Star Resources Ltd 40,108,204
2,817,376 Origin Energy Ltd 23,106,180
91,488 Pro Medicus Ltd 11,696,125
1,173,317 Qantas Airways Ltd 8,203,399
2,378,679 QBE Insurance Group Ltd 32,601,635
83,170 (b) REA Group Ltd 10,935,509
593,410 (b) Rio Tinto Ltd 61,824,279
1,807,813 Rio Tinto plc 164,934,556
5,121,129 Santos Ltd 24,974,456
8,581,236 Scentre Group 24,318,953
328,281 SGH Ltd 10,520,773
7,993,094 Sigma Healthcare Ltd 17,127,934
724,880 Sonic Healthcare Ltd 11,592,148
7,098,918 South32 Ltd 22,488,428
3,952,655 Stockland Trust Group 14,789,278
1,723,655 Suncorp-Metway Ltd 20,290,752
6,291,809 Telstra Corp Ltd 21,375,131
5,072,524 Transurban Group 49,065,364
6,534,678 Vicinity Ltd 11,148,472
563,180 Washington H Soul Pattinson & Co Ltd 15,078,364
1,818,756 Wesfarmers Ltd 104,917,815
5,481,574 Westpac Banking Corp 147,284,926
323,165 WiseTech Global Ltd 12,948,129
3,049,481 Woodside Energy Group Ltd 53,843,143
1,933,062 Woolworths Ltd 41,484,248
TOTAL AUSTRALIA 2,353,681,706
AUSTRIA - 0.3%
491,848 Erste Bank der Oesterreichischen Sparkassen AG. 63,944,618
232,907 OMV AG. 13,836,475
214,775 (a) Raiffeisen International Bank Holding AG. 10,825,831
102,605 Verbund AG. 7,528,693
TOTAL AUSTRIA 96,135,617
BELGIUM - 0.9%
240,563 Ageas S.A. 17,087,278
1,577,926 Anheuser-Busch InBev S.A. 113,583,860
36,264 Dieteren S.A. 8,260,156
71,190 Elia Group S.A. 10,306,935

International Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
BELGIUM (continued)
32,732 Financiere de Tubize S.A. $ 8,349,528
131,535 Groupe Bruxelles Lambert S.A. 12,446,169
369,869 KBC Groep NV 52,120,280
643 (b) Lotus Bakeries NV 7,580,742
24,115 Sofina S.A. 7,027,386
110,916 Syensqo S.A. 9,335,106
201,756 UCB S.A. 61,480,188
TOTAL BELGIUM 307,577,628
BRAZIL - 0.0%
276,128 Yara International ASA 12,691,601
TOTAL BRAZIL 12,691,601
CHILE - 0.1%
645,165 Antofagasta plc 31,968,909
TOTAL CHILE 31,968,909
CHINA - 0.5%
5,904,584 BOC Hong Kong Holdings Ltd 31,093,469
2,097,031 Prosus NV 120,581,891
2,064,711 SITC International Holdings Co Ltd 7,709,988
1,557,042 (b) Wharf Holdings Ltd 5,030,624
2,854,150 Wilmar International Ltd 7,620,697
4,225,700 Yangzijiang Shipbuilding Holdings Ltd 11,098,005
TOTAL CHINA 183,134,674
COTE D'IVOIRE - 0.1%
295,515 Endeavour Mining plc 16,820,191
TOTAL COTE D'IVOIRE 16,820,191
DENMARK - 2.0%
4,467 AP Moller - Maersk AS (Class A) 10,953,835
6,452 AP Moller - Maersk AS (Class B) 15,954,019
149,290 Carlsberg AS (Class B) 20,295,847
206,453 Coloplast A.S. 17,599,077
1,069,084 Danske Bank AS 54,467,724
130,936 (a) Demant A.S. 4,583,203
327,928 DSV AS 92,208,402
98,136 (a) Genmab AS 31,971,284
5,160,402 Novo Nordisk A.S. 306,420,652
572,161 Novozymes A.S. 35,058,336
822,040 Orsted AS 18,492,003
128,935 Pandora A.S. 10,436,467
160,481 ROCKWOOL A.S. 5,419,439
550,196 (a) Tryg A.S. 13,371,417
1,630,345 Vestas Wind Systems A.S. 49,418,013
TOTAL DENMARK 686,649,718
FINLAND - 1.1%
227,332 (a) Elisa Oyj (Series A) 10,056,034
733,312 Fortum Oyj 17,322,542
435,401 Kesko Oyj (B Shares) 11,012,755
547,124 Kone Oyj (Class B) 39,318,996
1,056,607 Metso Outotec Oyj 20,657,444
654,390 Neste Oil Oyj 16,716,355
8,521,664 Nokia Oyj 54,887,258
4,986,474 Nordea Bank AB publ 96,340,637
177,111 Orion Oyj (Class B) 14,646,734
3,801,811 Sampo Oyj 42,398,944
897,099 Stora Enso Oyj (R Shares) 10,327,392
849,577 UPM-Kymmene Oyj 23,438,237
811,235 Wartsila Oyj (B Shares) 32,887,474
TOTAL FINLAND 390,010,802
FRANCE - 8.7%
310,342 Accor S.A. 16,876,743
56,976 Aeroports de Paris 7,527,772
925,018 Air Liquide 173,220,926

SHARES DESCRIPTION VALUE
FRANCE (continued)
951,838 Airbus SE $ 217,923,052
547,639 Alstom RGPT 17,485,224
100,934 (c) Amundi S.A. 8,973,952
2,786,494 AXA S.A. 127,061,571
67,791 BioMerieux 7,872,329
1,612,041 BNP Paribas S.A. 174,313,891
1,148,728 Bollore SE 6,549,383
305,140 Bouygues S.A. 16,493,974
559,104 Bureau Veritas S.A. 17,998,858
244,863 Cap Gemini S.A. 38,046,336
939,264 Carrefour S.A. 15,384,364
1,076,597 Cie Generale des Etablissements Michelin S.C.A 39,980,102
718,232 Compagnie de Saint-Gobain 70,893,417
1,709,243 Credit Agricole S.A. 37,016,089
1,040,947 Danone 81,568,482
31,749 Dassault Aviation S.A. 12,070,172
1,092,529 Dassault Systemes SE 30,049,788
384,844 Edenred 8,060,864
108,013 Eiffage S.A. 16,019,117
2,926,358 Engie S.A. 87,370,535
481,227 Essilor International S.A. 147,109,092
91,850 Fonciere Des Regions 5,867,920
67,384 Gecina S.A. 6,189,303
458,014 Getlink S.E. 9,066,110
50,722 Hermes International 122,037,020
59,257 Ipsen 9,680,533
117,242 Kering 36,600,331
330,245 Klepierre 12,722,153
180,935 La Francaise des Jeux SAEM 4,788,609
424,167 Legrand S.A. 67,721,578
384,729 L'Oreal S.A. 176,759,513
400,681 LVMH Moet Hennessy Louis Vuitton S.A. 258,601,229
2,973,025 Orange S. A. 55,268,582
324,913 Pernod-Ricard S.A. 29,052,629
363,103 Publicis Groupe S.A. 36,291,512
314,329 Renault S.A. 11,862,577
368,187 Rexel S.A. 15,429,084
576,691 Safran S.A. 206,046,590
48,245 Sartorius Stedim Biotech 10,781,205
1,127,514 Societe Generale 98,803,415
144,949 Sodexho Alliance S.A. 7,405,675
148,688 Thales S.A. 45,517,204
3,179,892 Total S.A. 231,269,369
196,801 Unibail-Rodamco-Westfield 21,759,286
1,023,828 Veolia Environnement 38,400,873
797,410 Vinci S.A. 114,655,281
TOTAL FRANCE 3,008,443,614
GERMANY - 9.2%
271,212 Adidas-Salomon AG. 48,086,843
617,860 Allianz AG. 272,057,110
1,422,857 BASF SE 77,138,703
1,569,458 Bayer AG. 83,011,213
480,790 Bayerische Motoren Werke AG. 49,511,886
58,667 Bayerische Motoren Werke AG. (Preference) 6,051,235
153,935 Beiersdorf AG. 18,361,267
202,776 Brenntag SE 12,336,822
1,170,017 Commerzbank AG. 48,093,179
175,783 Continental AG. 13,832,230
102,988 CTS Eventim AG. 8,655,215
1,155,060 Daimler AG. (Registered) 78,941,661
760,856 Daimler Truck Holding AG. 36,839,836
2,981,438 Deutsche Bank AG. (Registered) 117,650,787

International Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
GERMANY (continued)
301,406 Deutsche Boerse AG. $ 76,323,590
936,504 Deutsche Lufthansa AG. 9,647,363
1,539,103 Deutsche Post AG. 86,079,676
5,891,297 (a) Deutsche Telekom AG. 197,701,638
181,459 (b) Dr ING hc F Porsche AG. 8,830,317
3,586,258 E.ON AG. 76,063,937
379,967 Evonik Industries AG. 5,885,655
356,050 Fresenius Medical Care AG. 16,029,004
688,675 (b) Fresenius SE 38,522,926
238,503 GEA Group AG. 17,053,639
97,557 Hannover Rueckversicherung AG. 27,584,197
213,904 HeidelbergCement AG. 58,582,014
161,566 Henkel KGaA 13,337,130
256,592 Henkel KGaA (Preference) 22,542,095
105,964 Hensoldt AG. 10,526,738
25,358 Hochtief AG. 10,633,738
2,096,044 Infineon Technologies AG. 102,459,846
114,010 Knorr-Bremse AG. 13,274,778
124,403 LEG Immobilien SE 8,995,280
209,483 Merck KGaA 31,211,432
87,142 MTU Aero Engines Holding AG. 38,741,141
209,199 Muenchener Rueckver AG. 126,790,570
91,704 Nemetschek SE 8,012,577
248,937 Porsche AG. 10,650,883
8,384 Rational AG. 6,718,236
73,737 Rheinmetall AG. 156,237,364
1,018,541 RWE AG. 64,681,280
1,673,037 SAP AG. 334,219,872
42,516 (b) Sartorius AG. 11,882,918
124,928 (c) Scout24 SE 12,437,979
1,217,175 Siemens AG. 367,988,659
1,242,179 (a) Siemens Energy AG. 211,642,482
548,326 (a),(c) Siemens Healthineers AG. 27,368,848
215,950 Symrise AG. 18,180,194
100,181 Talanx AG. 12,635,895
329,232 Volkswagen AG. (Preference) 39,937,494
1,202,205 Vonovia SE 35,199,684
357,787 (a),(c) Zalando SE 10,288,295
TOTAL GERMANY 3,195,467,351
HONG KONG - 1.9%
16,837,738 AIA Group Ltd 194,264,952
3,137,003 CK Asset Holdings Ltd 18,376,998
962,655 CK Infrastructure Holdings Ltd 7,906,528
2,631,579 CLP Holdings Ltd 24,875,077
92,738 (a) Futu Holdings Ltd (ADR) 15,076,417
2,357,425 Henderson Land Development Co Ltd 9,376,932
6,198,638 HKT Trust & HKT Ltd 9,289,404
18,258,387 Hong Kong & China Gas Ltd 17,196,640
2,230,640 Hong Kong Electric Holdings Ltd 17,302,517
1,923,697 Hong Kong Exchanges and Clearing Ltd 106,055,481
1,685,429 Hongkong Land Holdings Ltd 14,300,649
256,794 Jardine Matheson Holdings Ltd 18,714,612
4,137,913 Link REIT 19,025,135
2,610,440 (b) MTR Corp 11,542,893
4,107,563 Prudential plc 67,467,734
6,245,739 Sino Land Co 9,399,268
2,312,180 Sun Hung Kai Properties Ltd 37,131,036
570,938 Swire Pacific Ltd (Class A) 5,509,489
2,306,536 Techtronic Industries Co 31,487,670
12,953,524 (c) WH Group Ltd 15,286,395

SHARES DESCRIPTION VALUE
HONG KONG (continued)
2,678,566 Wharf Real Estate Investment Co Ltd $ 9,299,344
TOTAL HONG KONG 658,885,171
IRELAND - 0.4%
279,730 AerCap Holdings NV 40,186,012
3,376,335 AIB Group plc 37,741,114
1,536,282 Bank of Ireland Group plc 31,213,336
254,929 Kerry Group plc (Class A) 22,661,129
248,459 Kingspan Group plc 21,634,463
TOTAL IRELAND 153,436,054
ISRAEL - 1.0%
64,181 Azrieli Group Ltd 8,606,999
2,016,827 Bank Hapoalim Ltd 49,858,849
2,420,913 Bank Leumi Le-Israel 58,197,125
137,331 (a) Check Point Software Technologies 24,652,288
44,521 Elbit Systems Ltd 31,489,633
1,193,181 Israel Chemicals Ltd 6,478,791
1,985,405 Israel Discount Bank Ltd 23,390,773
252,833 Mizrahi Tefahot Bank Ltd 19,778,881
94,515 (a) Nice Systems Ltd 9,997,223
46,695 (a) Nova Measuring Instruments Ltd 22,793,940
354,396 Phoenix Holdings Ltd 17,201,552
1,844,680 (a) Teva Pharmaceutical Industries Ltd (ADR) 62,866,694
91,732 (a) Wix.com Ltd 7,966,007
TOTAL ISRAEL 343,278,755
ITALY - 3.2%
1,351,151 Assicurazioni Generali S.p.A. 55,113,965
364,808 Banca Mediolanum S.p.A 8,557,740
3,145,791 Banca Monte dei Paschi di Siena S.p.A 32,633,795
1,786,919 (b) Banco BPM S.p.A. 26,784,688
2,360,483 BPER Banca 33,243,696
347,412 Coca-Cola HBC AG. 18,867,826
995,522 (b) Davide Campari-Milano NV 7,095,284
13,009,449 Enel S.p.A. 143,735,511
3,302,424 ENI S.p.A. 67,498,597
201,874 Ferrari NV 67,334,224
991,797 FinecoBank Banca Fineco S.p.A 26,292,769
453,064 (b),(c) Infrastrutture Wireless Italiane S.p.A 4,005,385
22,815,738 Intesa Sanpaolo S.p.A. 161,521,345
653,186 Leonardo S.p.A. 43,650,204
381,645 Moncler S.p.A 22,236,040
815,433 (b),(c) Nexi S.p.A 3,481,461
743,810 (c) Poste Italiane S.p.A 19,590,582
448,655 Prysmian S.p.A. 53,140,158
194,738 Recordati S.p.A. 10,729,932
1,352,911 Ryanair Holdings plc 45,916,901
3,291,950 Snam Rete Gas S.p.A. 22,624,532
18,811,778 (a) Telecom Italia S.p.A. 12,760,647
2,243,375 Terna Rete Elettrica Nazionale S.p.A. 24,309,910
2,246,806 UniCredit S.p.A 195,800,213
545,102 Unipol Gruppo S.p.A 12,140,382
TOTAL ITALY 1,119,065,787
JAPAN - 22.2%
1,226,972 Advantest Corp 202,924,577
3,591,451 (a) Aeon Co Ltd 49,122,419
669,040 (a) Aisin Seiki Co Ltd 11,985,852
1,473,376 Ajinomoto Co, Inc 33,706,185
250,352 (a) All Nippon Airways Co Ltd 4,860,561
2,385,242 Asahi Breweries Ltd 24,970,743
323,512 Asahi Glass Co Ltd 11,937,424
2,064,193 (a) Asahi Kasei Corp 20,024,751
1,129,300 Asics Corp 27,185,274
2,904,220 Astellas Pharma, Inc 40,397,368

International Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
949,781 Bandai Namco Holdings, Inc $ 24,645,593
1,846,720 Bridgestone Corp 41,577,530
1,408,618 (a),(b) Canon, Inc 42,876,750
568,010 (a) Capcom Co Ltd 14,477,954
1,246,075 (a) Central Japan Railway Co 34,763,083
795,168 (a) Chiba Bank Ltd 10,765,553
1,107,217 (a) Chubu Electric Power Co, Inc 16,086,317
1,066,232 Chugai Pharmaceutical Co Ltd 60,903,902
1,681,168 Concordia Financial Group Ltd 15,311,622
662,370 Dai Nippon Printing Co Ltd 11,884,376
524,739 Daifuku Co Ltd 18,824,060
5,611,580 Dai-ichi Life Holdings, Inc 49,349,035
2,887,979 Daiichi Sankyo Co Ltd, Reg S 52,906,662
425,607 (a) Daikin Industries Ltd 51,000,648
429,560 (a) Daito Trust Construction Co Ltd 8,718,961
895,429 Daiwa House Industry Co Ltd 30,510,907
1,780,889 (a) Daiwa Securities Group, Inc 17,353,663
2,839,388 (a) Denso Corp 39,395,832
146,965 (a) Disco Corp 62,643,919
3,074,630 (a) Don Quijote Co Ltd 18,203,468
1,528,469 (a) East Japan Railway Co 38,371,053
753,600 Ebara Corp 22,815,112
424,967 (a) Eisai Co Ltd 11,847,840
4,434,828 (a) ENEOS Holdings, Inc 37,482,779
1,505,057 (a) Fanuc Ltd 60,434,922
308,073 (a) Fast Retailing Co Ltd 117,539,960
231,227 (a) Fuji Electric Holdings Co Ltd 16,470,903
960,632 Fuji Heavy Industries Ltd 20,622,999
1,827,498 FUJIFILM Holdings Corp 36,504,747
403,500 (a) Fujikura Ltd 50,714,673
2,815,410 Fujitsu Ltd 78,228,370
385,722 (a) Hankyu Hanshin Holdings, Inc 10,770,529
28,560 (a) Hikari Tsushin, Inc 7,887,736
7,344,910 Hitachi Ltd 254,869,172
5,921,314 (a) Honda Motor Co Ltd 59,553,806
550,607 (a) Hoya Corp 92,367,527
759,481 (a) Hulic Co Ltd 9,050,669
1,307,230 (a) Idemitsu Kosan Co Ltd 11,092,186
1,441,972 Inpex Holdings, Inc 32,306,253
1,622,700 (a) Ishikawajima-Harima Heavy Industries Co Ltd 37,543,085
847,698 Isuzu Motors Ltd 13,656,249
9,516,845 Itochu Corp 121,840,095
203,561 Japan Airlines Co Ltd 3,846,327
2,885,671 (a) Japan Post Bank Co Ltd 51,270,877
2,902,835 (a) Japan Post Holdings Co Ltd 34,929,269
308,475 (a) Japan Post Insurance Co Ltd 9,554,106
1,944,373 Japan Tobacco, Inc 70,272,874
962,520 (a) JFE Holdings, Inc 12,958,578
688,309 (a) Kajima Corp 28,080,087
1,527,426 (a) Kansai Electric Power Co, Inc 24,369,972
746,991 Kao Corp 29,881,483
237,500 (a) Kawasaki Heavy Industries Ltd 19,825,595
549,054 (a),(b) Kawasaki Kisen Kaisha Ltd 7,933,862
4,720,614 KDDI Corp 79,702,733
311,154 (a) Keyence Corp 114,150,070
1,104,865 (a) Kikkoman Corp 9,994,127
295,600 (a) Kioxia Holdings Corp 40,434,018
1,246,472 Kirin Brewery Co Ltd 19,379,203
221,921 (a) Kobe Bussan Co Ltd 5,423,634
1,527,950 Komatsu Ltd 58,482,575
161,002 (a) Konami Corp 23,510,028
1,583,944 Kubota Corp 24,268,650

SHARES DESCRIPTION VALUE
JAPAN (continued)
2,090,020 (a) Kyocera Corp $ 31,356,163
386,824 Kyowa Hakko Kogyo Co Ltd 6,279,739
126,829 (a) Lasertec Corp 29,137,363
716,199 (a) M3, Inc 8,837,203
358,076 Makita Corp 12,441,544
2,288,553 (a) Marubeni Corp 75,861,294
530,902 (a) Matsumotokiyoshi Holdings Co Ltd 8,500,744
576,077 (a) Minebea Co Ltd 11,773,248
2,057,608 (a) Mitsubishi Chemical Holdings Corp 13,584,739
5,171,882 (a) Mitsubishi Corp 137,397,918
3,055,682 Mitsubishi Electric Corp 95,526,398
1,720,485 Mitsubishi Estate Co Ltd 43,848,133
5,140,060 (a) Mitsubishi Heavy Industries Ltd 151,343,570
18,209,788 Mitsubishi UFJ Financial Group, Inc 329,785,709
1,440,744 (a) Mitsubishi UFJ Lease & Finance Co Ltd 12,573,285
3,953,896 Mitsui & Co Ltd 129,154,148
4,206,937 Mitsui Fudosan Co Ltd 48,240,533
556,183 (a),(b) Mitsui OSK Lines Ltd 17,433,522
2,081,187 (a) Mitsui Sumitomo Insurance Group Holdings, Inc 53,023,569
3,996,069 Mizuho Financial Group, Inc 173,500,948
377,927 MonotaRO Co Ltd 5,097,837
2,685,441 (a) Murata Manufacturing Co Ltd 54,556,209
2,072,000 NEC Corp 70,240,057
604,948 Nexon Co Ltd 14,472,896
1,341,934 Nidec Corp 19,196,045
1,769,955 Nintendo Co Ltd 109,605,360
12,193 Nippon Building Fund, Inc 11,310,047
908,300 (a) Nippon Mining Holdings, Inc 14,697,534
1,448,291 Nippon Paint Co Ltd 9,616,680
7,739,735 (a) Nippon Steel Corp 32,251,882
48,089,386 Nippon Telegraph & Telephone Corp 48,324,024
672,347 (a),(b) Nippon Yusen Kabushiki Kaisha 22,096,592
3,419,168 (a) Nissan Motor Co Ltd 8,333,756
636,055 (a) Nitori Co Ltd 10,872,707
1,106,435 Nitto Denko Corp 24,588,671
4,886,670 (a) Nomura Holdings, Inc 44,284,651
593,530 (a) Nomura Research Institute Ltd 18,055,411
1,021,485 (a) Obayashi Corp 23,058,311
511,125 (a) Obic Co Ltd 14,206,182
1,823,247 (a) Olympus Corp 21,777,782
65,378 (a) Oracle Corp Japan 4,423,805
1,764,492 Oriental Land Co Ltd 30,889,913
1,895,650 ORIX Corp 57,770,676
561,348 (a) Osaka Gas Co Ltd 21,074,495
1,635,838 (a) Osaka Securities Exchange Co Ltd 17,850,619
357,074 Otsuka Corp 7,079,524
690,126 Otsuka Holdings Co Ltd 41,316,723
3,765,315 Panasonic Corp 51,625,081
2,470,478 (a) Rakuten, Inc 14,812,271
2,257,015 Recruit Holdings Co Ltd 118,885,471
2,834,912 (a) Renesas Electronics Corp 47,131,697
3,272,069 (a) Resona Holdings, Inc 38,152,736
793,200 (a) Ryohin Keikaku Co Ltd 15,820,213
290,400 (b) Sanrio Co Ltd 8,984,523
827,956 SBI Holdings, Inc 18,723,405
128,200 (a) SCREEN Holdings Co Ltd 16,326,654
647,138 (a) Secom Co Ltd 23,706,981
342,800 (a) Seibu Holdings, Inc 9,082,890
583,855 (a) Sekisui Chemical Co Ltd 10,326,866
950,260 (b) Sekisui House Ltd 21,178,252
3,331,788 Seven & I Holdings Co Ltd 47,713,192
475,787 (a),(b) SG Holdings Co Ltd 4,580,787

International Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
386,966 (a) Shimadzu Corp $ 10,487,594
120,964 Shimano, Inc 13,788,381
2,704,726 Shin-Etsu Chemical Co Ltd 88,943,722
1,194,547 (a) Shionogi & Co Ltd 24,594,745
631,718 Shiseido Co Ltd 10,789,565
92,632 SMC Corp 36,012,660
46,397,450 (a) SoftBank Corp 63,066,150
6,120,384 Softbank Group Corp 167,131,697
1,427,485 Sompo Holdings, Inc 49,226,121
9,857,765 Sony Corp 217,343,085
10,100,165 (a) Sony Financial Holdings, Inc 10,148,460
1,748,739 (a) Sumitomo Corp 71,014,703
1,141,265 (a) Sumitomo Electric Industries Ltd 49,964,027
391,802 Sumitomo Metal Mining Co Ltd 22,140,092
5,879,791 Sumitomo Mitsui Financial Group, Inc 206,912,477
947,884 Sumitomo Mitsui Trust Holdings, Inc 31,658,175
976,970 Sumitomo Realty & Development Co Ltd 27,205,665
223,423 Suntory Beverage & Food Ltd 7,077,825
2,567,704 (a) Suzuki Motor Corp 35,010,820
833,972 (a) Sysmex Corp 7,891,263
753,747 (a) T&D Holdings, Inc 18,616,783
238,962 (a) Taisei Corp 23,836,006
284,114 (a) Taiyo Nippon Sanso Corp 8,620,910
2,553,011 (a) Takeda Pharmaceutical Co Ltd 86,903,739
3,121,110 (a) TDK Corp 40,272,392
2,118,662 (a) Terumo Corp 27,714,748
343,515 (a) TIS, Inc 9,995,774
156,232 (a) Toho Co Ltd 7,951,922
2,934,864 Tokio Marine Holdings, Inc 109,389,819
718,590 (a) Tokyo Electron Ltd 191,474,660
501,433 (a) Tokyo Gas Co Ltd 22,246,390
396,200 (a),(b) Tokyo Metro Co Ltd 4,230,554
793,870 (a) Tokyu Corp 8,953,865
382,212 (a) Toppan Printing Co Ltd 11,806,433
2,250,256 (a) Toray Industries, Inc 16,598,358
258,062 (a) Toyota Industries Corp 33,020,582
15,196,427 Toyota Motor Corp 344,434,415
1,120,207 (a) Toyota Tsusho Corp 40,797,067
198,044 (a) Trend Micro, Inc 7,768,857
365,000 (a),(b) Tsuruha Holdings, Inc 5,816,189
1,647,294 Uni-Charm Corp 9,999,147
658,456 (a) West Japan Railway Co 13,455,179
1,506,606 Yamaha Motor Co Ltd 11,377,434
362,047 (a) Yokogawa Electric Corp 12,070,234
4,313,921 (a) Z Holdings Corp 11,045,450
142,227 (a) Zensho Co Ltd 7,708,263
650,931 (a) ZOZO, Inc 5,376,334
TOTAL JAPAN 7,695,141,631
KOREA, REPUBLIC OF - 0.0%
295,118 (a),(c) Delivery Hero SE 8,230,599
TOTAL KOREA, REPUBLIC OF 8,230,599
LUXEMBOURG - 0.2%
757,355 ArcelorMittal S.A. 41,130,448
346,942 CVC Capital Partners plc 6,164,037
192,662 Eurofins Scientific SE 15,585,002
TOTAL LUXEMBOURG 62,879,487
MACAU - 0.1%
3,209,463 Galaxy Entertainment Group Ltd 16,306,519

SHARES DESCRIPTION VALUE
MACAU (continued)
3,861,189 Sands China Ltd $ 8,379,858
TOTAL MACAU 24,686,377
MEXICO - 0.0%
335,977 Fresnillo plc 16,545,713
TOTAL MEXICO 16,545,713
NETHERLANDS - 5.0%
941,882 (c) ABN AMRO Bank NV 34,701,988
40,101 (a),(c) Adyen NV 59,463,517
2,154,272 Aegon NV 16,920,677
275,805 Akzo Nobel NV 19,322,134
10,149 (a) Argenx SE 8,535,010
87,841 (a) Argenx SE 73,871,695
75,600 ASM International NV 63,491,390
621,892 ASML Holding NV 891,734,177
256,216 ASR Nederland NV 18,609,132
115,078 BE Semiconductor Industries NV 22,399,163
122,607 (c) Euronext NV 17,171,569
155,975 EXOR NV 12,806,489
206,952 Heineken Holding NV 15,382,547
460,011 Heineken NV 37,973,720
101,113 IMCD NV 9,451,277
4,842,598 ING Groep NV 142,812,554
262,835 JDE Peet's NV 9,894,983
1,436,779 Koninklijke Ahold Delhaize NV 56,178,263
6,226,184 Koninklijke KPN NV 30,492,813
1,250,258 Koninklijke Philips Electronics NV 35,902,168
674,680 (a) Magnum Ice Cream Co NV 11,991,173
125,006 (a) Magnum Ice Cream Co NV 2,219,403
434,233 NN Group NV 34,420,433
175,911 (b) Randstad Holdings NV 6,295,243
1,770,241 Universal Music Group NV 43,401,953
368,219 Wolters Kluwer NV 34,576,863
335,600 (a),(b) Yandex NV 28,589,764
TOTAL NETHERLANDS 1,738,610,098
NEW ZEALAND - 0.2%
2,617,645 Auckland International Airport Ltd 13,018,452
1,417,444 Contact Energy Ltd 7,988,484
932,875 Fisher & Paykel Healthcare Corp 21,793,205
1,528,493 Infratil Ltd 10,167,923
2,189,672 Meridian Energy Ltd 7,428,214
269,647 (a) Xero Ltd 17,573,236
TOTAL NEW ZEALAND 77,969,514
NORWAY - 0.6%
489,062 Aker BP ASA 14,396,948
1,432,661 DNB Bank ASA 41,079,172
1,239,455 (a) Equinor ASA 33,314,703
314,217 (a) Gjensidige Forsikring ASA 8,943,416
691,687 Kongsberg Gruppen ASA 23,760,195
730,723 Mowi ASA 16,844,688
2,253,750 Norsk Hydro ASA 20,008,518
1,142,741 Orkla ASA 13,596,742
107,117 Salmar ASA 6,381,009
1,002,520 Telenor ASA 16,863,947
TOTAL NORWAY 195,189,338
POLAND - 0.0%
395,975 (a),(b) InPost S.A. 6,206,436
TOTAL POLAND 6,206,436
PORTUGAL - 0.2%
12,331,624 Banco Comercial Portugues S.A. 13,347,774
5,107,148 Energias de Portugal S.A. 26,115,115
655,313 Galp Energia SGPS S.A. 13,039,175

International Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
PORTUGAL (continued)
430,185 Jeronimo Martins SGPS S.A. $ 10,144,214
TOTAL PORTUGAL 62,646,278
SINGAPORE - 1.7%
6,315,082 Ascendas REIT 14,132,256
3,735,699 Capitaland Investment Ltd 9,044,603
9,656,002 CapitaMall Trust 18,128,212
3,410,598 DBS Group Holdings Ltd 158,532,625
3,672,877 (a) Grab Holdings Ltd 15,793,371
2,374,421 Keppel Corp Ltd 20,426,723
5,426,087 Oversea-Chinese Banking Corp 90,558,897
613,826 (a) Sea Ltd (ADR) 71,504,591
1,442,327 (b) SembCorp Industries Ltd 6,834,434
2,526,368 (b) Singapore Airlines Ltd 12,611,666
1,378,087 Singapore Exchange Ltd 19,094,917
2,560,487 Singapore Technologies Engineering Ltd 19,683,968
11,996,133 Singapore Telecommunications Ltd 43,290,329
1,080,373 (a) STMicroelectronics NV 30,507,605
2,007,523 United Overseas Bank Ltd 60,505,009
TOTAL SINGAPORE 590,649,206
SOUTH AFRICA - 0.2%
1,801,509 Anglo American plc 83,532,012
TOTAL SOUTH AFRICA 83,532,012
SPAIN - 3.7%
38,097 Acciona S.A. 8,187,646
283,178 ACS Actividades de Construccion y Servicios S.A. 31,771,478
1,201,237 (c) Aena SME S.A. 37,307,477
730,891 Amadeus IT Holding S.A. 49,003,785
9,236,217 Banco Bilbao Vizcaya Argentaria S.A. 234,448,825
8,126,970 (b) Banco de Sabadell S.A. 31,880,338
23,854,152 Banco Santander S.A. 304,571,307
1,098,242 Bankinter S.A. 18,746,961
6,233,602 CaixaBank S.A. 82,284,635
795,904 (c) Cellnex Telecom S.A. 24,617,423
483,083 EDP Renovaveis S.A. 7,338,697
498,975 Endesa S.A. 18,388,485
456,049 (b) Grifols S.A. 5,834,709
10,155,291 Iberdrola S.A. 228,318,786
140,119 (a) Iberdrola S.A. 3,143,253
1,755,460 Industria de Diseno Textil S.A. 114,227,950
1,509,596 Mapfre S.A. 6,907,511
395,294 Naturgy Energy Group S.A. 12,407,510
605,589 Redeia Corp S.A. 10,465,750
1,785,026 Repsol YPF S.A. 35,166,961
5,988,102 (b) Telefonica S.A. 24,241,609
TOTAL SPAIN 1,289,261,096
SWEDEN - 3.3%
414,633 AddTech AB 13,462,712
457,520 Alfa Laval AB 26,500,590
1,619,239 Assa Abloy AB 65,472,199
4,328,692 Atlas Copco AB 89,267,090
2,494,400 (a) Atlas Copco AB 44,868,427
639,786 (a),(b) Beijer Ref AB 9,107,270
457,798 Boliden AB 32,058,079
605,634 (a) Epiroc AB 15,102,749
1,070,709 (a) Epiroc AB 30,015,371
778,729 (a) EQT AB 29,557,221
4,457,282 Ericsson (LM) (B Shares) 48,273,090
977,929 (a) Essity AB 28,955,156
216,738 (c) Evolution AB 14,079,541
1,167,881 (a) Fastighets AB Balder 8,808,864
804,041 (a),(b) Hennes & Mauritz AB (B Shares) 16,101,030
3,324,478 (a) Hexagon AB 37,483,615

SHARES DESCRIPTION VALUE
SWEDEN (continued)
106,894 (a) Holmen AB $ 4,006,699
246,178 (b) Industrivarden AB 12,324,675
207,894 Industrivarden AB 10,392,709
438,237 (a) Indutrade AB 10,287,824
245,097 Investment AB Latour 6,103,461
2,915,603 (a) Investor AB 112,424,636
128,966 L E Lundbergforetagen AB 7,682,325
382,290 (a) Lifco AB 13,136,242
2,323,073 (b) Nibe Industrier AB 8,899,174
505,712 Saab AB 39,457,111
341,674 Sagax AB 7,534,304
1,717,458 (a) Sandvik AB 67,816,139
790,555 Securitas AB (B Shares) 13,073,327
2,424,297 (a) Skandinaviska Enskilda Banken AB (Class A) 52,108,861
545,657 Skanska AB (B Shares) 16,572,796
537,829 (a) SKF AB (B Shares) 14,062,451
917,585 (a),(b) Svenska Cellulosa AB (B Shares) 11,489,002
2,315,304 Svenska Handelsbanken AB 36,500,888
1,356,749 (a),(b) Swedbank AB (A Shares) 52,750,753
316,797 (a) Swedish Orphan Biovitrum AB 12,030,477
875,582 (a) Tele2 AB (B Shares) 16,109,416
3,615,218 (a),(b) TeliaSonera AB 16,515,975
326,468 (a) Trelleborg AB (B Shares) 13,210,927
2,545,632 (a) Volvo AB (B Shares) 92,501,637
TOTAL SWEDEN 1,156,104,813
SWITZERLAND - 4.7%
2,510,311 ABB Ltd 216,132,812
48,222 (b) Banque Cantonale Vaudoise 6,525,889
5,443 (b) Barry Callebaut AG. 9,601,543
15,432 Belimo Holding AG. 16,879,164
36,066 BKW AG. 6,818,686
176 Chocoladefabriken Lindt & Spruengli AG. 26,014,862
861,324 Cie Financiere Richemont S.A. 167,191,201
281,758 DSM-Firmenich AG. 22,217,617
137,190 Dufry Group 8,398,971
11,705 EMS-Chemie Holding AG. 9,100,263
249,208 Galderma Group AG. 46,452,108
54,644 Geberit AG. 41,725,620
14,897 Givaudan S.A. 57,584,168
127,050 Helvetia Holding AG. 32,222,506
331,363 Julius Baer Group Ltd 27,678,845
80,246 (b) Kuehne & Nagel International AG. 18,581,939
1,497 Lindt & Spruengli AG. 21,514,100
246,993 Logitech International S.A. 21,278,966
112,449 Lonza Group AG. 76,403,477
37,157 (b) Partners Group 50,665,203
676,070 Sandoz Group AG. 53,562,203
64,123 Schindler Holding AG. 24,741,370
36,304 Schindler Holding AG. (Registered) 13,351,934
263,057 SGS S.A. 31,661,398
246,330 Sika AG. 47,268,380
81,978 Sonova Holdings AG 22,436,007
176,099 (b) Straumann Holding AG. 21,179,376
47,539 (a),(b) Swatch Group AG. 11,216,235
45,581 Swiss Life Holding 49,981,960
126,702 Swiss Prime Site AG. 21,569,823
41,181 Swisscom AG. 33,812,933
5,093,352 UBS Group AG 240,993,875
42,521 (b),(c) VAT Group AG. 27,496,899

International Equity Index

Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION VALUE
SWITZERLAND (continued)
234,123 Zurich Insurance Group AG $ 166,560,197
TOTAL SWITZERLAND 1,648,820,530
UNITED ARAB EMIRATES - 0.0%
121,704 (a),(d) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 11.2%
1,599,115 3i Group plc 73,461,935
409,278 Admiral Group plc 15,402,752
670,182 Ashtead Group plc 43,146,118
517,938 Associated British Foods plc 13,535,947
2,483,640 AstraZeneca plc 462,737,204
1,388,317 (c) Auto Trader Group plc 10,233,958
4,922,259 Aviva plc 42,911,510
4,817,188 BAE Systems plc 130,771,908
22,486,642 Barclays plc 150,077,390
2,116,783 Barratt Developments plc 11,271,301
3,502,793 British American Tobacco plc 211,616,370
9,712,344 BT Group plc 25,529,093
507,960 Bunzl plc 14,244,756
7,655,495 Centrica plc 20,045,996
4,246,343 CK Hutchison Holdings Ltd 34,239,538
338,739 Coca-Cola Europacific Partners plc 31,062,366
2,726,742 Compass Group plc 81,762,542
134,006 DCC plc 8,494,560
3,564,447 Diageo plc 82,018,993
1,005,553 Entain plc 8,342,295
607,514 Halma plc 29,506,092
272,401 Hikma Pharmaceuticals plc 5,713,984
27,588,599 HSBC Holdings plc 486,688,426
1,220,267 Imperial Tobacco Group plc 51,394,943
2,056,156 Informa plc 24,813,314
234,014 InterContinental Hotels Group plc 31,615,338
1,831,083 International Consolidated Airlines Group S.A. 10,502,747
248,070 Intertek Group plc 15,218,511
2,727,237 J Sainsbury plc 11,949,968
3,371,125 JD Sports Fashion plc 3,772,718
2,714,167 Kingfisher plc 12,507,945
1,146,722 Land Securities Group plc 10,234,994
9,063,110 Legal & General Group plc 32,906,475
94,936,255 (a) Lloyds TSB Group plc 141,759,204
753,562 London Stock Exchange Group plc 84,053,862
3,778,635 M&G plc 16,018,565
3,314,315 Marks & Spencer Group plc 16,621,956
1,965,977 Melrose Industries plc 16,903,342
7,926,266 National Grid plc 134,663,692
12,872,784 NatWest Group plc 117,332,611
187,161 Next plc 33,980,739
905,306 Pearson plc 11,907,443
1,166,606 Phoenix Group Holdings plc 11,824,340
1,088,706 Reckitt Benckiser Group plc 90,754,426
2,921,349 RELX plc 103,567,714
3,956,344 Rentokil Initial plc 24,556,296
13,485,017 Rolls-Royce Holdings plc 225,428,686
1,582,734 Sage Group plc 20,754,709
1,150,850 Schroders plc 7,128,055
1,933,437 Scottish & Southern Energy plc 64,262,526
2,026,260 Segro plc 21,110,746
439,420 Severn Trent plc 17,649,648
1,295,283 Smith & Nephew plc 22,075,845
529,351 Smiths Group plc 18,178,874
114,144 Spirax-Sarco Engineering plc 11,373,806
3,131,874 Standard Chartered plc 80,133,478

SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
10,432,302 Tesco plc $ 60,703,482
3,487,910 Unilever plc 237,280,369
1,069,457 United Utilities Group plc 18,315,029
31,191,007 Vodafone Group plc 45,935,830
263,080 Whitbread plc 9,820,354
1,076,986 (a) Wise plc 13,890,681
TOTAL UNITED KINGDOM 3,875,718,295
UNITED STATES - 9.3%
799,173 Alcon, Inc 64,686,884
25,136,089 BP plc 159,376,790
125,668 Buzzi Unicem S.p.A. 7,153,220
777,857 CSL Ltd 98,017,634
80,001 (a) CyberArk Software Ltd 34,466,831
1,460,094 Experian Group Ltd 55,300,674
818,108 Ferrovial SE 55,259,135
6,505,365 GSK plc 168,239,536
14,323,184 Haleon plc 74,908,810
817,093 Holcim Ltd 84,216,826
64,033 (a) Monday.com Ltd 7,347,787
4,127,475 Nestle S.A. 393,870,547
3,044,782 Novartis AG. 451,753,614
324,158 QIAGEN NV 17,186,594
50,784 (a) Roche Holding AG. 23,468,363
1,125,403 Roche Holding AG. 511,765,269
1,768,509 Sanofi-Aventis 166,812,208
878,165 Schneider Electric S.A. 251,771,517
9,276,708 Shell plc 356,591,983
251,416 (a) Spotify Technology S.A. 125,795,996
3,258,655 Stellantis NV 31,975,375
478,723 Swiss Re AG. 76,492,176
577,703 Tenaris S.A. 12,832,483
TOTAL UNITED STATES 3,229,290,252
TOTAL COMMON STOCKS
(Cost $20,165,359,246) 34,318,729,253
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
SPAIN - 0.0%
283,178 ACS Actividades de Construccion y Servicios S.A. 02/05/26 155,748
TOTAL SPAIN 155,748
TOTAL RIGHTS/WARRANTS
(Cost $151,665) 155,748
TOTAL LONG-TERM INVESTMENTS
(Cost $20,165,510,911) 34,318,885,001
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
100,091,057 (e) State Street Navigator Securities Lending Government Money Market Portfolio 3.710%(f) 100,091,057
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $100,091,057) 100,091,057
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.3%
$ 5,000,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 05/21/26 4,944,885
12,500,000 Federal Home Loan Bank 0 .000 02/13/26 12,483,083
10,000,000 Federal Home Loan Bank 0 .000 03/04/26 9,967,092
10,000,000 Federal Home Loan Bank 0 .000 04/22/26 9,918,342
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 02/25/26 9,974,867
10,000,000 Federal Home Loan Bank (FHLB) 0 .000 03/11/26 9,960,111

International Equity Index

Portfolio of Investments January 31, 2026
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY DEBT (continued)
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 04/10/26 $ 9,930,292
11,000,000 Federal Home Loan Bank (FHLB) 0 .000 07/22/26 10,813,665
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/20/26 14,969,550
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 02/27/26 9,972,933
5,660,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 02/02/26 5,658,359
5,000,000 Federal National Mortgage Association (FNMA) 0 .000 05/08/26 4,951,340
TOTAL GOVERNMENT AGENCY DEBT 113,544,519
REPURCHASE AGREEMENT - 0.2%
61,545,000 (g) Fixed Income Clearing Corporation 3 .660 02/02/26 61,545,000
TOTAL REPURCHASE AGREEMENT 61,545,000
TREASURY DEBT - 0.4%
10,000,000 United States Treasury Bill 0 .000 02/03/26 9,999,004
10,000,000 United States Treasury Bill 0 .000 02/05/26 9,997,007
10,000,000 United States Treasury Bill 0 .000 02/17/26 9,984,937
10,000,000 United States Treasury Bill 0 .000 02/24/26 9,977,857
15,000,000 United States Treasury Bill 0 .000 02/26/26 14,963,817
20,000,000 United States Treasury Bill 0 .000 03/03/26 19,941,597
10,000,000 United States Treasury Bill 0 .000 03/05/26 9,968,963
10,000,000 United States Treasury Bill 0 .000 03/17/26 9,956,633
20,000,000 United States Treasury Bill 0 .000 03/24/26 19,898,884
10,000,000 United States Treasury Bill 0 .000 05/05/26 9,908,767
12,500,000 United States Treasury Bill 0 .000 05/19/26 12,368,236
TOTAL TREASURY DEBT 136,965,702
TOTAL SHORT-TERM INVESTMENTS
(Cost $312,060,324) 312,055,221
TOTAL INVESTMENTS - 100.0%
(Cost $20,577,662,292) 34,731,031,279
OTHER ASSETS & LIABILITIES, NET - 0.0% 9,025,428
NET ASSETS - 100.0% $ 34,740,056,707
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange
Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $355,092,607.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $334,735,868 or 1.0% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 3.660% dated 1/30/26 to be repurchased at $61,563,771 on 2/2/26, collateralized by Government Agency Securities, with coupon rate
0.000% and maturity date 3/10/26, valued at $62,775,900.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 1,829 03/20/26  $ 279,548,132 $ 277,715,360 $ (1,832,772)

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
International Equity Index
Long-Term Investments
:
Common stocks $690,347,623 $33,628,381,630 $—** $34,318,729,253
Rights/Warrants 155,748 — — 155,748
Investments purchased with collateral from securities lending 100,091,057 — — 100,091,057
Short-Term Investments
:
Government agency debt — 113,544,519 — 113,544,519
Repurchase agreement — 61,545,000 — 61,545,000
Treasury debt — 136,965,702 — 136,965,702
Investments in Derivatives
:
Futures contracts* (1,832,772) — — (1,832,772)
Total $788,761,656 $33,940,436,851 $— $34,729,198,507
1 1 1 1 1
** Value equals zero as of the end of the reporting period.
* Represents net unrealized appreciation (depreciation).

Emerging Markets Debt
Portfolio of Investments January 31, 2026

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.4%
BANK LOAN OBLIGATIONS - 0.7%
PUERTO RICO - 0.7%
$ 1,840,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 7 .456% 10/15/29 $ 1,840,138
2,000,000 (a) Coral-US Co-Borrower, LLC, Term Loan B7, (TSFR3M + 3.250%) 7 .568 01/30/32 1,997,140
TOTAL PUERTO RICO 3,837,278
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,821,609) 3,837,278
SHARES DESCRIPTION VALUE
COMMON STOCKS - 0.8%
BRAZIL - 0.0%
79,524 (b) Oi S.A. 7,385
TOTAL BRAZIL 7,385
MEXICO - 0.8%
265,589 (b) Grupo Aeromexico SAB de C.V. 4,223,520
TOTAL MEXICO 4,223,520
TOTAL COMMON STOCKS
(Cost $5,051,962) 4,230,905
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 44.7%
ANGOLA - 0.1%
650,000 (c) Azule Energy Finance PLC 8 .125 01/23/30 654,829
TOTAL ANGOLA 654,829
ARGENTINA - 1.2%
1,625,000 (c) Arcor SAIC 7 .600 07/31/33 1,620,938
2,000,000 (c) Pampa Energia S.A. 7 .875 12/16/34 2,012,000
500,000 (c) YPF S.A. 6 .950 07/21/27 499,916
2,000,000 (c) YPF S.A. 8 .250 01/17/34 2,017,980
TOTAL ARGENTINA 6,150,834
AUSTRALIA - 0.3%
725,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 693,336
925,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 869,243
TOTAL AUSTRALIA 1,562,579
BRAZIL - 3.9%
1,082,000 (c) Ambipar Lux Sarl 9 .875 02/06/31 980,931
1,500,000 (c),(d) Banco Bradesco S.A. 6 .500 01/22/30 1,565,250
2,225,000 (c) Caixa Economica Federal 5 .625 05/13/30 2,227,225
2,200,000 (c) Embraer Netherlands Finance BV 7 .000 07/28/30 2,357,397
600,000 (c) Itau Unibanco Holding S.A. 6 .000 02/27/30 615,000
2,250,000 (c),(e),(f) Itau Unibanco Holding S.A. 7 .562 N/A 2,254,862
725,000 (c) LD Celulose International GmbH 7 .950 01/26/32 757,987
1,600,000 (c) Minerva Luxembourg S.A. 8 .875 09/13/33 1,741,939
200,306 (c) Oi S.A., 10 .000 06/30/27 141,042
1,500,000 Petrobras Global Finance BV 6 .900 03/19/49 1,421,282
1,800,000 (c) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,683,000
1,031,000 (c) Rio Oil Finance Trust 8 .200 04/06/28 1,059,090
2,000,000 (c) Rumo Luxembourg Sarl 4 .200 01/18/32 1,817,600
1,880,000 Vale Overseas Ltd 6 .400 06/28/54 1,846,228
TOTAL BRAZIL 20,468,833
CHILE - 3.6%
800,000 (c) AES Andes S.A. 6 .250 03/14/32 813,293
1,075,000 (c) AES Andes S.A. 8 .150 06/10/55 1,125,559
2,371,311 (c) Alfa Desarrollo S.p.A 4 .550 09/27/51 1,785,521
2,100,000 (c),(e),(f) Banco de Credito e Inversiones S.A. 7 .500 N/A 2,152,500
1,600,000 (c),(e),(f) Banco del Estado de Chile 7 .950 N/A 1,698,238
900,000 (c) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 921,150
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 1,247,282
2,250,000 (c) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 1,978,717

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE (continued)
$ 850,000 (c) Corp Nacional del Cobre de Chile 6 .440% 01/26/36 $ 890,790
2,150,000 (c) Corp Nacional del Cobre de Chile 4 .375 02/05/49 1,609,168
1,500,000 (c) Embotelladora Andina S.A. 3 .950 01/21/50 1,113,750
2,000,000 (c) Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,167,500
1,000,000 (c) Empresa Nacional del Petroleo 3 .450 09/16/31 891,633
1,500,000 (c) Latam Airlines Group S.A. 7 .625 01/07/31 1,547,250
TOTAL CHILE 18,942,351
CHINA - 0.3%
1,500,000 (c),(d) Lenovo Group Ltd 3 .421 11/02/30 1,397,013
TOTAL CHINA 1,397,013
COLOMBIA - 2.5%
1,143,000 (c),(f) Banco Davivienda S.A. 8 .125 07/02/35 1,162,991
1,000,000 (f) Bancolombia S.A. 8 .625 12/24/34 1,063,687
2,075,000 Ecopetrol S.A. 4 .625 11/02/31 1,791,519
1,000,000 Ecopetrol S.A. 8 .875 01/13/33 1,048,768
2,000,000 Ecopetrol S.A. 5 .875 11/02/51 1,365,413
2,000,000 (c) Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,849,456
1,000,000 (c) Empresas Publicas de Medellin ESP 4 .375 02/15/31 897,154
1,050,000 (c) Gran Tierra Energy, Inc 9 .500 10/15/29 876,981
2,075,000 (c) Grupo Aval Ltd 4 .375 02/04/30 1,905,439
1,000,000 (c) Grupo Nutresa S.A. 8 .000 05/12/30 1,055,000
TOTAL COLOMBIA 13,016,408
COSTA RICA - 0.7%
1,592,084 (c) Autopistas del Sol S.A. 7 .375 12/30/30 1,576,163
1,800,000 (c) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,917,000
TOTAL COSTA RICA 3,493,163
DOMINICAN REPUBLIC - 0.7%
2,100,000 (c) Aeropuertos Dominicanos Siglo XXI S.A. 7 .000 06/30/34 2,166,990
1,500,000 (c) AES Andres BV 5 .700 05/04/28 1,438,920
TOTAL DOMINICAN REPUBLIC 3,605,910
EL SALVADOR - 0.3%
1,500,000 (c),(d) Comision Ejecutiva Hidroelectrica del Rio Lempa 8 .650 01/24/33 1,513,500
TOTAL EL SALVADOR 1,513,500
GHANA - 0.6%
1,100,000 (c) Kosmos Energy Ltd 7 .500 03/01/28 944,389
1,075,000 (c),(d) Kosmos Energy Ltd 8 .750 10/01/31 828,630
1,522,000 (c) Tullow Oil plc 10 .250 05/15/26 1,365,995
TOTAL GHANA 3,139,014
GUATEMALA - 0.7%
500,000 (c) CT Trust 5 .125 02/03/32 470,219
1,650,000 (c) Investment Energy Resources Ltd 6 .250 04/26/29 1,619,991
1,550,000 (c) Millicom International Cellular S.A. 7 .375 04/02/32 1,592,267
TOTAL GUATEMALA 3,682,477
INDIA - 3.3%
2,100,000 (c),(d) Adani Ports & Special Economic Zone Ltd 4 .375 07/03/29 1,995,971
1,800,000 (c) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,539,253
735,704 (c) Azure Power Energy Ltd 3 .575 08/19/26 715,693
1,687,875 (c) Continuum Green Energy India Pvt 7 .500 06/26/33 1,739,919
2,050,000 (c) IRB Infrastructure Developers Ltd 7 .110 03/11/32 2,065,084
2,225,000 (c) Muthoot Finance Ltd 6 .375 04/23/29 2,226,734
2,500,000 (c),(e) Network i2i Ltd 3 .975 N/A 2,471,900
2,700,000 (c) ReNew Wind Energy AP2 4 .500 07/14/28 2,556,794
2,100,000 (c),(d) Shriram Finance Ltd 6 .150 04/03/28 2,113,448
TOTAL INDIA 17,424,796
INDONESIA - 2.5%
2,000,000 (e) Bank Negara Indonesia Persero Tbk PT 4 .300 N/A 1,927,325
1,085,000 (c) Freeport Indonesia PT 5 .315 04/14/32 1,092,695
1,800,000 (c) Indika Energy Tbk PT 8 .750 05/07/29 1,739,777
1,500,000 (c) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,501,354
1,500,000 (c) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,567,713
1,250,000 (c) Pertamina Persero PT 4 .700 07/30/49 1,030,889

Emerging Markets Debt

Portfolio of Investments January 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA (continued)
$ 1,000,000 (c) Perusahaan Listrik Negara PT 5 .250% 10/24/42 $ 897,416
2,000,000 (c) Perusahaan Listrik Negara PT 6 .150 05/21/48 1,982,743
1,480,950 (c) Sorik Marapi Geothermal Power PT 7 .750 08/05/31 1,495,761
TOTAL INDONESIA 13,235,673
ISRAEL - 1.0%
2,000,000 (c),(f) Bank Hapoalim BM 3 .255 01/21/32 1,938,126
1,641,000 (c) Energean Israel Finance Ltd 5 .375 03/30/28 1,576,304
485,000 (c) Energean Israel Finance Ltd 8 .500 09/30/33 502,142
1,600,000 (c) Leviathan Bond Ltd 6 .750 06/30/30 1,579,200
TOTAL ISRAEL 5,595,772
JAMAICA - 0.8%
1,400,000 (c) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 1,406,370
2,650,000 (c) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 2,649,125
TOTAL JAMAICA 4,055,495
KAZAKHSTAN - 0.9%
1,300,000 (c) Development Bank of Kazakhstan JSC 5 .500 04/15/27 1,315,873
1,550,000 (c) KazMunayGas National Co JSC 6 .375 10/24/48 1,451,336
2,225,000 (c) QazaqGaz NC JSC 4 .375 09/26/27 2,189,395
TOTAL KAZAKHSTAN 4,956,604
MACAU - 0.4%
200,000 (c) MGM China Holdings Ltd 7 .125 06/26/31 208,283
2,000,000 Sands China Ltd 3 .250 08/08/31 1,786,567
TOTAL MACAU 1,994,850
MALAYSIA - 0.5%
1,320,000 (c) Petronas Capital Ltd 5 .340 04/03/35 1,340,159
1,300,000 (c) Petronas Capital Ltd 5 .848 04/03/55 1,310,435
TOTAL MALAYSIA 2,650,594
MAURITIUS - 0.2%
1,000,000 (c) WLB Asset VI Pte Ltd 7 .250 12/21/27 1,036,980
TOTAL MAURITIUS 1,036,980
MEXICO - 6.8%
1,600,000 (c),(e),(f) Banco Mercantil del Norte S.A. 8 .375 N/A 1,634,496
850,000 (c) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 864,875
1,500,000 (c) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 1,441,194
2,000,000 (c),(f) BBVA Bancomer S.A. 5 .125 01/18/33 1,929,793
1,100,000 (c),(f) BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico 7 .625 02/11/35 1,130,079
1,700,000 (c),(e) Cemex SAB de C.V. 7 .200 N/A 1,735,615
360,000 (c) Comision Federal de Electricidad 6 .125 06/16/45 318,600
1,640,000 (c) Comision Federal de Electricidad 6 .264 02/15/52 1,431,602
1,600,000 (c),(g) Eagle Funding Luxco Sarl 5 .500 08/17/30 1,607,200
1,981,015 (c) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,026,380
375,000 (c) Gruma SAB de C.V. 5 .390 12/09/34 377,812
775,000 (c) Gruma SAB de C.V. 5 .761 12/09/54 744,000
2,100,000 (c) Grupo Aeromexico SAB de C.V. 8 .625 11/15/31 2,047,500
2,500,000 (c) Mexico Remittances Funding Fiduciary Estate Management Sarl 12 .500 10/15/31 2,518,500
2,200,000 (c) Nemak SAB de C.V. 3 .625 06/28/31 1,863,626
960,000 (c) Orbia Advance Corp SAB de C.V. 6 .800 05/13/30 979,081
3,947,000 Petroleos Mexicanos 6 .840 01/23/30 3,884,080
5,619,000 Petroleos Mexicanos 6 .700 02/16/32 5,356,022
2,000,000 Petroleos Mexicanos 5 .625 01/23/46 1,420,752
2,075,000 Petroleos Mexicanos 6 .350 02/12/48 1,591,719
1,500,000 Petroleos Mexicanos 6 .950 01/28/60 1,157,835
TOTAL MEXICO 36,060,761
MOROCCO - 0.7%
1,200,000 (c) OCP S.A. 6 .700 03/01/36 1,214,353

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MOROCCO (continued)
$ 3,000,000 (c) OCP S.A. 5 .125% 06/23/51 $ 2,303,364
TOTAL MOROCCO 3,517,717
NETHERLANDS - 0.3%
1,600,000 (c) Veon Midco BV 9 .000 07/15/29 1,638,816
TOTAL NETHERLANDS 1,638,816
NIGERIA - 0.5%
1,000,000 (c) IHS Holding Ltd 6 .250 11/29/28 983,263
1,900,000 (c) IHS Holding Ltd 7 .875 05/29/30 1,924,189
TOTAL NIGERIA 2,907,452
PANAMA - 1.0%
2,000,000 (c) Aeropuerto Internacional de Tocumen S.A. 5 .125 08/11/61 1,435,300
2,000,000 (c) Banco Nacional de Panama 2 .500 08/11/30 1,702,912
1,000,000 (c) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 727,500
200,000 (c) Sable International Finance Ltd 7 .125 10/15/32 200,008
1,378,884 (c) UEP Penonome II S.A. 6 .500 10/01/38 1,220,504
TOTAL PANAMA 5,286,224
PERU - 1.7%
1,050,000 (c) Banco BBVA Peru S.A. 6 .200 06/07/34 1,085,910
1,500,000 (c) Banco Internacional del Peru SAA Interbank 6 .397 04/30/35 1,535,250
1,000,000 (c) Cia de Minas Buenaventura SAA 6 .800 02/04/32 1,021,350
1,200,000 (c) Hunt Oil Co of Peru LLC Sucursal Del Peru 7 .750 11/05/38 1,270,290
759,561 (c) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 718,450
1,400,000 (c) Niagara Energy SAC 5 .746 10/03/34 1,402,144
2,750,000 (c) Petroleos del Peru S.A. 5 .625 06/19/47 1,844,517
TOTAL PERU 8,877,911
SAUDI ARABIA - 0.7%
2,500,000 (c) EIG Pearl Holdings Sarl 4 .387 11/30/46 1,979,875
1,250,000 (c) Saudi Arabian Oil Co 4 .375 04/16/49 990,962
1,500,000 (c) Saudi Arabian Oil Co 3 .250 11/24/50 959,793
TOTAL SAUDI ARABIA 3,930,630
SOUTH AFRICA - 2.4%
800,000 (e),(f) Absa Group Ltd 6 .375 N/A 797,305
2,875,000 (c) Eskom Holdings SOC Ltd 6 .350 08/10/28 2,921,696
4,600,000 (c) Eskom Holdings SOC Ltd 8 .450 08/10/28 4,842,506
2,000,000 (c) Transnet SOC Ltd 8 .250 02/06/28 2,084,341
2,000,000 (c) Windfall Mining Group, Inc 5 .854 05/13/32 2,044,808
TOTAL SOUTH AFRICA 12,690,656
THAILAND - 0.3%
1,700,000 (c) Bangkok Bank PCL 3 .466 09/23/36 1,514,188
TOTAL THAILAND 1,514,188
TOGO - 0.3%
1,600,000 (c) Ecobank Transnational, Inc 10 .125 10/15/29 1,684,236
TOTAL TOGO 1,684,236
TRINIDAD AND TOBAGO - 0.3%
850,000 (c) National Gas Company of Trinidad and Tobago Limited 6 .050 01/15/36 769,454
850,000 (c) Trinidad Generation UnLtd 7 .750 06/16/33 875,500
TOTAL TRINIDAD AND TOBAGO 1,644,954
TURKEY - 3.5%
1,750,000 (c) Akbank TAS 7 .498 01/20/30 1,799,320
2,500,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,271,600
1,500,000 (c) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 1,513,568
2,300,000 (c) Limak Cimento Sanayi ve Ticaret AS. 9 .750 07/25/29 2,334,743
1,400,000 (c) Sisecam UK plc 8 .625 05/02/32 1,440,096
1,990,000 (c) Turkcell Iletisim Hizmetleri AS. 7 .650 01/24/32 2,044,942
1,500,000 (c) Turkiye Garanti Bankasi AS. 8 .125 01/08/36 1,517,964
1,875,000 (c) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 1,942,305
1,300,000 (c) Yapi ve Kredi Bankasi AS. 7 .250 03/03/30 1,310,456

Emerging Markets Debt

Portfolio of Investments January 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TURKEY (continued)
$ 2,000,000 (c) Yapi ve Kredi Bankasi AS. 9 .250% 01/17/34 $ 2,098,574
TOTAL TURKEY 18,273,568
UKRAINE - 0.3%
2,335,120 (c) NAK Naftogaz Ukraine via Kondor Finance plc, 7 .625 11/08/28 1,821,394
TOTAL UKRAINE 1,821,394
UNITED ARAB EMIRATES - 0.9%
1,500,000 (c) Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,358,049
1,474,300 (c) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,314,435
2,290,250 (c) Sweihan PV Power Co PJSC 3 .625 01/31/49 1,882,070
TOTAL UNITED ARAB EMIRATES 4,554,554
UNITED KINGDOM - 0.3%
1,500,000 (c),(e),(f) Standard Chartered plc 7 .625 N/A 1,556,603
TOTAL UNITED KINGDOM 1,556,603
ZAMBIA - 0.2%
1,265,000 (c) First Quantum Minerals Ltd 8 .000 03/01/33 1,303,484
TOTAL ZAMBIA 1,303,484
TOTAL CORPORATE BONDS
(Cost $244,010,007) 235,840,823
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 49.7%
ANGOLA - 1.1%
2,250,000 (c) Angolan Government International Bond 8 .250 05/09/28 2,179,814
1,250,000 (c) Angolan Government International Bond 8 .000 11/26/29 1,165,258
800,000 (c) Angolan Government International Bond 8 .750 04/14/32 727,144
1,950,000 (c),(d) Angolan Government International Bond 9 .375 05/08/48 1,578,484
TOTAL ANGOLA 5,650,700
ARGENTINA - 2.1%
1,320,000 Argentina Republic Government International Bond (Step Bond) 0 .750 07/09/30 1,020,875
4,050,000 Argentine Republic Government International Bond 5 .000 01/09/38 2,845,125
7,734,989 Argentine Republic Government International Bond (Step Bond) 4 .125 07/09/35 5,105,093
2,775,637 (c) Provincia de Buenos Aires (Step Bond) 6 .625 09/01/37 1,963,763
TOTAL ARGENTINA 10,934,856
AZERBAIJAN - 0.4%
2,300,000 (c) Republic of Azerbaijan International Bond 3 .500 09/01/32 2,092,490
TOTAL AZERBAIJAN 2,092,490
BARBADOS - 0.3%
1,800,000 (c) Barbados Government International Bond 8 .000 06/26/35 1,794,834
TOTAL BARBADOS 1,794,834
BENIN - 0.5%
1,025,000 (c),(h) Benin Government International Bond 7 .960 02/13/38 992,620
725,000 (c) Benin Government International Bond 8 .375 01/23/41 714,380
EUR 1,125,000 (c) Benin Government International Bond 6 .875 01/19/52 1,095,003
TOTAL BENIN 2,802,003
BRAZIL - 2.1%
BRL 10,282,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,742,624
BRL 18,775,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 2,889,995
1,500,000 Brazilian Government International Bond 5 .500 11/06/30 1,501,425
1,910,000 Brazilian Government International Bond 6 .000 10/20/33 1,886,196
1,100,000 Brazilian Government International Bond 5 .000 01/27/45 828,355
1,400,000 Brazilian Government International Bond 4 .750 01/14/50 984,286
1,475,000 Brazilian Government International Bond 7 .125 05/13/54 1,416,000
TOTAL BRAZIL 11,248,881
CAMEROON - 0.2%
EUR 1,000,000 (c) Republic of Cameroon International Bond 5 .950 07/07/32 902,997
TOTAL CAMEROON 902,997
CHILE - 0.7%
CLP 1,270,000,000 (c) Bonos de la Tesoreria de la Republica en pesos 5 .000 10/01/28 1,303,509
CLP 700,000,000 (c) Bonos de la Tesoreria de la Republica en pesos 5 .800 10/01/29 733,264
CLP 445,000,000 (c) Bonos de la Tesoreria de la Republica en pesos 6 .000 04/01/33 470,144

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE (continued)
EUR 805,000 Chile Government International Bond 3 .800% 07/01/35 $ 916,313
TOTAL CHILE 3,423,230
COLOMBIA - 1.8%
$ 1,525,000 Colombia Government International Bond 8 .000 11/14/35 1,563,125
1,500,000 (h) Colombia Government International Bond 7 .750 11/07/36 1,495,500
3,550,000 Colombia Government International Bond 5 .625 02/26/44 2,698,533
950,000 Colombia Government International Bond 5 .200 05/15/49 656,232
COP 3,180,000,000 Colombian TES 7 .750 09/18/30 666,357
COP 7,080,000,000 Colombian TES 7 .000 06/30/32 1,329,535
COP 6,600,000,000 Colombian TES 6 .250 07/09/36 1,045,875
TOTAL COLOMBIA 9,455,157
COSTA RICA - 0.6%
1,050,000 (c) Costa Rica Government International Bond 6 .550 04/03/34 1,096,840
2,500,000 (c) Costa Rica Government International Bond 5 .625 04/30/43 2,240,625
TOTAL COSTA RICA 3,337,465
COTE D'IVOIRE - 0.8%
1,500,000 (c) Ivory Coast Government International Bond 8 .450 04/01/36 1,477,337
2,190,030 (c) Ivory Coast Government International Bond (Step Bond) 5 .750 12/31/32 2,094,549
525,000 (c) Ivory Coast Government International Bond (Step Bond) 8 .250 01/30/37 518,867
TOTAL COTE D'IVOIRE 4,090,753
CZECH REPUBLIC - 0.6%
CZK 43,000,000 Czech Republic Government Bond 0 .950 05/15/30 1,741,060
CZK 38,750,000 Czech Republic Government Bond 1 .750 06/23/32 1,548,573
TOTAL CZECH REPUBLIC 3,289,633
DOMINICAN REPUBLIC - 1.4%
DOP 57,200,000 (c) Dominican Republic Government International Bond 10 .375 01/11/30 954,975
700,000 (c) Dominican Republic Government International Bond 7 .050 02/03/31 736,295
4,000,000 (c) Dominican Republic Government International Bond 4 .875 09/23/32 3,697,200
1,585,000 (c) Dominican Republic Government International Bond 7 .450 04/30/44 1,666,865
650,000 (c) Dominican Republic Government International Bond 5 .875 01/30/60 546,195
TOTAL DOMINICAN REPUBLIC 7,601,530
ECUADOR - 1.0%
1,609,600 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 1,411,619
4,637,020 (c) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 3,461,536
820,000 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 512,910
TOTAL ECUADOR 5,386,065
EGYPT - 2.1%
850,000 (c) Egypt Government International Bond 5 .800 09/30/27 831,615
1,725,000 (c) Egypt Government International Bond 7 .600 03/01/29 1,734,478
1,500,000 (c) Egypt Government International Bond 8 .625 02/04/30 1,521,624
3,200,000 (c) Egypt Government International Bond 7 .053 01/15/32 2,934,530
4,075,000 (c) Egypt Government International Bond 8 .500 01/31/47 3,309,571
1,000,000 (c) Egypt Government International Bond 8 .150 11/20/59 771,029
TOTAL EGYPT 11,102,847
EL SALVADOR - 0.5%
3,100,000 (c) El Salvador Government International Bond 7 .625 02/01/41 2,808,600
1,500,000 (c) Republic of El Salvador 0 .250 04/17/30 30,417
TOTAL EL SALVADOR 2,839,017
GHANA - 0.9%
2,038,338 (c) Ghana Government International Bond 5 .000 07/03/29 1,937,049
3,481,164 (c) Ghana Government International Bond 5 .000 07/03/35 2,795,039
TOTAL GHANA 4,732,088
GUATEMALA - 0.9%
525,000 (c) Guatemala Government International Bond 4 .900 06/01/30 515,697
2,000,000 (c) Guatemala Government International Bond 3 .700 10/07/33 1,702,600
1,500,000 (c) Guatemala Government International Bond 6 .250 08/15/36 1,507,590
1,250,000 (c) Guatemala Government International Bond 4 .650 10/07/41 1,000,050
TOTAL GUATEMALA 4,725,937
HONDURAS - 0.4%
950,000 (c) Honduras Government International Bond 5 .625 06/24/30 901,312

Emerging Markets Debt

Portfolio of Investments January 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HONDURAS (continued)
$ 1,075,000 (c) Honduras Government International Bond 8 .625% 11/27/34 $ 1,122,300
TOTAL HONDURAS 2,023,612
HUNGARY - 1.6%
HUF 135,000,000 Hungary Government International Bond 2 .750 12/22/26 368,232
HUF 430,000,000 Hungary Government International Bond 4 .500 03/23/28 1,169,401
1,900,000 (c) Hungary Government International Bond 6 .125 05/22/28 1,963,058
2,825,000 (c) Hungary Government International Bond 2 .125 09/22/31 2,365,748
HUF 190,000,000 Hungary Government International Bond 4 .750 11/24/32 476,419
1,750,000 (c) Hungary Government International Bond 6 .000 09/26/35 1,762,160
750,000 (c) Hungary Government International Bond 3 .125 09/21/51 448,805
TOTAL HUNGARY 8,553,823
INDIA - 0.4%
INR 106,400,000 India Government International Bond 7 .180 08/14/33 1,266,124
INR 81,000,000 India Government International Bond 7 .180 07/24/37 964,659
TOTAL INDIA 2,230,783
INDONESIA - 0.8%
IDR 34,560,000,000 Indonesia Treasury Bond 7 .000 09/15/30 2,166,337
IDR 31,870,000,000 Indonesia Treasury Bond 6 .625 02/15/34 1,940,081
TOTAL INDONESIA 4,106,418
IRAQ - 0.2%
1,273,438 (c) Iraq Government International Bond 5 .800 01/15/28 1,261,120
TOTAL IRAQ 1,261,120
ISRAEL - 0.4%
2,000,000 Israel Government International Bond 5 .375 02/19/30 2,043,656
TOTAL ISRAEL 2,043,656
JAMAICA - 0.8%
1,650,000 Jamaica Government International Bond 8 .000 03/15/39 1,932,150
1,810,000 Jamaica Government International Bond 7 .875 07/28/45 2,109,555
TOTAL JAMAICA 4,041,705
JORDAN - 0.4%
450,000 (c) Jordan Government International Bond 7 .500 01/13/29 465,517
2,000,000 (c) Jordan Government International Bond 7 .375 10/10/47 1,806,818
TOTAL JORDAN 2,272,335
KAZAKHSTAN - 0.4%
675,000 (c) Baiterek National Managing Holding JSC 5 .450 05/08/28 680,663
1,500,000 (c) Kazakhstan Government International Bond 5 .000 07/01/32 1,504,799
TOTAL KAZAKHSTAN 2,185,462
KENYA - 0.2%
1,325,000 (c) Kenya Government International Bond 8 .250 02/28/48 1,097,653
TOTAL KENYA 1,097,653
LEBANON - 0.2%
3,200,000 (i) Lebanon Government International Bond 6 .250 11/04/25 593,600
3,800,000 (i) Lebanon Government International Bond 6 .850 03/23/27 704,900
TOTAL LEBANON 1,298,500
MALAYSIA - 0.7%
MYR 6,000,000 Malaysia Government International Bond 4 .254 05/31/35 1,500,067
MYR 7,825,000 Malaysia Government International Bond 4 .762 04/07/37 2,040,339
TOTAL MALAYSIA 3,540,406
MEXICO - 2.0%
MXN 33,440,000 Mexican Bonos 7 .750 05/29/31 1,681,678
MXN 22,900,000 (h) Mexican Bonos 7 .750 11/23/34 1,099,164
MXN 39,900,000 Mexican Bonos 8 .500 11/18/38 1,931,126
1,775,000 Mexico Government International Bond 6 .000 05/07/36 1,739,500
2,250,000 Mexico Government International Bond 4 .280 08/14/41 1,721,250
1,850,000 Mexico Government International Bond 4 .400 02/12/52 1,292,225

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 1,300,000 Mexico Government International Bond 7 .375% 05/13/55 $ 1,339,000
TOTAL MEXICO 10,803,943
MOROCCO - 0.3%
1,450,000 (c) Morocco Government International Bond 5 .500 12/11/42 1,315,176
TOTAL MOROCCO 1,315,176
NIGERIA - 1.5%
2,300,000 (c) Nigeria Government International Bond 7 .143 02/23/30 2,240,442
1,550,000 (c) Nigeria Government International Bond 7 .875 02/16/32 1,506,375
950,000 (c) Nigeria Government International Bond 7 .375 09/28/33 874,849
2,150,000 (c) Nigeria Government International Bond 10 .375 12/09/34 2,309,056
1,050,000 (c) Nigeria Government International Bond 7 .696 02/23/38 930,358
TOTAL NIGERIA 7,861,080
OMAN - 1.1%
1,575,000 (c) Oman Government International Bond 5 .375 03/08/27 1,591,837
2,700,000 (c) Oman Government International Bond 6 .500 03/08/47 2,835,066
1,025,000 (c) Oman Government International Bond 6 .750 01/17/48 1,098,443
TOTAL OMAN 5,525,346
PAKISTAN - 0.6%
875,000 (c) Pakistan Government International Bond 7 .375 04/08/31 819,349
1,140,000 (c) Pakistan Government International Bond 8 .875 04/08/51 988,129
1,500,000 Pakistan Water & Power Development Authority 7 .500 06/04/31 1,329,608
TOTAL PAKISTAN 3,137,086
PANAMA - 0.8%
1,075,000 Panama Government International Bond 6 .700 01/26/36 1,078,246
1,750,000 Panama Government International Bond 8 .000 03/01/38 1,894,375
1,675,000 Panama Government International Bond 4 .500 04/01/56 1,108,951
TOTAL PANAMA 4,081,572
PARAGUAY - 0.6%
1,375,000 (c) Paraguay Government International Bond 2 .739 01/29/33 1,172,875
525,000 (c) Paraguay Government International Bond 6 .100 08/11/44 510,300
1,050,000 (c) Paraguay Government International Bond 5 .600 03/13/48 943,950
350,000 (c) Paraguay Government International Bond 6 .650 03/04/55 353,465
TOTAL PARAGUAY 2,980,590
PERU - 1.2%
975,000 Peruvian Government International Bond 1 .862 12/01/32 782,564
2,895,000 Peruvian Government International Bond 3 .000 01/15/34 2,439,154
PEN 4,150,000 (c) Peruvian Government International Bond 5 .400 08/12/34 1,091,268
625,000 Peruvian Government International Bond 5 .375 02/08/35 622,231
1,800,000 Peruvian Government International Bond 3 .300 03/11/41 1,342,692
TOTAL PERU 6,277,909
PHILIPPINES - 0.5%
3,050,000 Philippine Government International Bond 4 .200 03/29/47 2,508,703
TOTAL PHILIPPINES 2,508,703
POLAND - 2.2%
830,000 (c) Bank Gospodarstwa Krajowego 5 .375 05/22/33 839,566
1,500,000 (c) Bank Gospodarstwa Krajowego 5 .750 07/09/34 1,553,099
PLN 1,850,000 Republic of Poland Government International Bond 5 .750 04/25/29 512,280
PLN 1,525,000 Republic of Poland Government International Bond 4 .750 07/25/29 407,602
PLN 8,100,000 Republic of Poland Government International Bond 2 .750 10/25/29 2,002,009
600,000 Republic of Poland Government International Bond 5 .750 11/16/32 632,772
500,000 Republic of Poland Government International Bond 4 .875 10/04/33 498,514
PLN 5,500,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,536,923
PLN 3,625,000 Republic of Poland Government International Bond 5 .000 10/25/34 940,774
1,500,000 Republic of Poland Government International Bond 5 .375 02/12/35 1,529,207
1,398,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,305,999
TOTAL POLAND 11,758,745
REPUBLIC OF SERBIA - 0.6%
2,650,000 (c) Serbia Government International Bond 2 .125 12/01/30 2,266,441

Emerging Markets Debt

Portfolio of Investments January 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPUBLIC OF SERBIA (continued)
$ 750,000 (c) Serbia Government International Bond 6 .500% 09/26/33 $ 791,534
TOTAL REPUBLIC OF SERBIA 3,057,975
ROMANIA - 1.6%
RON 4,250,000 Romanian Government International Bond 4 .150 01/26/28 890,587
1,860,000 (c) Romanian Government International Bond 5 .875 01/30/29 1,888,706
350,000 (c) Romanian Government International Bond 3 .000 02/14/31 306,336
EUR 920,000 (c) Romanian Government International Bond 5 .250 05/30/32 1,060,220
3,300,000 (c) Romanian Government International Bond 5 .750 03/24/35 3,126,888
1,400,000 (c) Romanian Government International Bond 4 .000 02/14/51 908,922
TOTAL ROMANIA 8,181,659
RWANDA - 0.3%
1,925,000 (c) Rwanda International Government Bond 5 .500 08/09/31 1,674,800
TOTAL RWANDA 1,674,800
SAUDI ARABIA - 1.3%
1,000,000 (c) Saudi Government International Bond 5 .375 01/13/31 1,039,036
1,250,000 (c) Saudi Government International Bond 5 .000 01/16/34 1,255,516
1,500,000 (c) Saudi Government International Bond 5 .625 01/13/35 1,566,841
1,000,000 (c) Saudi Government International Bond 3 .250 11/17/51 648,810
2,000,000 (c) Saudi Government International Bond 3 .750 01/21/55 1,370,088
1,500,000 (c) Saudi Government International Bond 3 .450 02/02/61 931,684
TOTAL SAUDI ARABIA 6,811,975
SENEGAL - 0.5%
1,000,000 (c) Senegal Government International Bond 6 .250 05/23/33 739,679
3,300,000 (c) Senegal Government International Bond 6 .750 03/13/48 2,141,781
TOTAL SENEGAL 2,881,460
SOUTH AFRICA - 2.3%
1,875,000 Republic of South Africa Government International Bond 4 .300 10/12/28 1,813,129
ZAR 23,025,000 Republic of South Africa Government International Bond 7 .000 02/28/31 1,178,847
ZAR 30,050,000 Republic of South Africa Government International Bond 8 .875 02/28/35 1,570,332
1,500,000 (c) Republic of South Africa Government International Bond 7 .100 11/19/36 1,489,677
ZAR 7,000,000 Republic of South Africa Government International Bond 9 .000 01/31/40 339,479
ZAR 20,900,000 Republic of South Africa Government International Bond 8 .750 01/31/44 957,351
1,250,000 Republic of South Africa Government International Bond 5 .375 07/24/44 948,682
2,075,000 Republic of South Africa Government International Bond 5 .650 09/27/47 1,555,734
ZAR 15,700,000 Republic of South Africa Government International Bond 8 .750 02/28/48 712,730
775,000 Republic of South Africa Government International Bond 5 .750 09/30/49 574,193
1,000,000 Republic of South Africa Government International Bond 7 .300 04/20/52 902,398
TOTAL SOUTH AFRICA 12,042,552
SRI LANKA - 0.5%
1,212,281 (c) Sri Lanka Government International Bond 3 .350 03/15/33 991,730
528,220 (c) Sri Lanka Government International Bond 3 .600 06/15/35 374,546
1,633,502 (c) Sri Lanka Government International Bond 3 .600 02/15/38 1,369,230
TOTAL SRI LANKA 2,735,506
SUPRANATIONAL - 0.4%
INR 42,300,000 Asian Development Bank 6 .150 02/25/30 472,658
INR 57,100,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 624,836
INR 79,000,000 Inter-American Development Bank 7 .350 10/06/30 926,820
TOTAL SUPRANATIONAL 2,024,314
TURKEY - 3.3%
800,000 Turkey Government International Bond 5 .125 02/17/28 786,637
825,000 Turkey Government International Bond 5 .250 03/13/30 788,275
1,300,000 Turkey Government International Bond 6 .000 01/14/41 1,088,799
4,350,000 Turkey Government International Bond 4 .875 04/16/43 3,107,783
TRY 90,500,000 Turkiye Government International Bond 12 .600 10/01/25 2,134,605
EUR 1,750,000 Turkiye Government International Bond 5 .875 05/21/30 2,104,363
EUR 1,725,000 Turkiye Government International Bond 5 .200 08/17/31 1,961,068
2,800,000 Turkiye Government International Bond 7 .125 07/17/32 2,826,299

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TURKEY (continued)
$ 2,500,000 (c) Turkiye Ihracat Kredi Bankasi AS. 7 .500% 02/06/28 $ 2,564,234
TOTAL TURKEY 17,362,063
UGANDA - 0.3%
UGX 7,169,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 1,759,764
TOTAL UGANDA 1,759,764
UKRAINE - 0.6%
1,235,083 (c) Ukraine Government International Bond 1 .750 02/01/29 753,401
1,579,875 (c) Ukraine Government International Bond 0 .000 02/01/35 746,491
337,395 (c) Ukraine Government International Bond 0 .000 02/01/36 159,419
2,320,000 (c) Ukraine Government International Bond 7 .750 08/01/41 1,728,400
TOTAL UKRAINE 3,387,711
UNITED ARAB EMIRATES - 0.4%
400,000 (c) Abu Dhabi Government International Bond 3 .125 09/30/49 274,989
2,600,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,878,223
TOTAL UNITED ARAB EMIRATES 2,153,212
URUGUAY - 0.8%
1,500,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,347,000
UYU 70,575,000 Uruguay Government International Bond 8 .250 05/21/31 1,744,393
UYU 18,940,950 Uruguay Government International Bond 9 .750 07/20/33 507,056
600,000 Uruguay Government International Bond 5 .750 10/28/34 627,600
TOTAL URUGUAY 4,226,049
UZBEKISTAN - 0.9%
UZS 9,240,000,000 (c) Republic of Uzbekistan International Bond 16 .625 05/29/27 744,022
1,700,000 (c) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,677,625
1,400,000 (c) Republic of Uzbekistan International Bond 3 .700 11/25/30 1,255,918
775,000 (c) Republic of Uzbekistan International Bond 6 .900 02/28/32 802,107
TOTAL UZBEKISTAN 4,479,672
ZAMBIA - 0.6%
1,918,906 (c) Zambia Government International Bond 5 .750 06/30/33 1,785,956
2,155,173 (c) Zambia Government International Bond 0 .500 12/31/53 1,574,527
TOTAL ZAMBIA 3,360,483
TOTAL GOVERNMENT BONDS
(Cost $275,499,447) 262,455,301
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.5%
UNITED STATES - 0.5%
2,934,427 (c),(j) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 2,612,286
TOTAL UNITED STATES 2,612,286
TOTAL STRUCTURED ASSETS
(Cost $2,934,427) 2,612,286
TOTAL LONG-TERM INVESTMENTS
(Cost $531,317,452) 508,976,593
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
5,249,211 (k) State Street Navigator Securities Lending Government Money Market Portfolio 4.320 (l) 5,249,211
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,249,211) 5,249,211

Emerging Markets Debt

Portfolio of Investments January 31, 2026
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.7%
REPURCHASE AGREEMENT - 1.7%
$ 8,967,000 (m) Fixed Income Clearing Corporation 4 .360% 08/01/25 $ 8,967,000
TOTAL REPURCHASE AGREEMENT 8,967,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,967,000) 8,967,000
TOTAL INVESTMENTS - 99.1%
(Cost $545,533,663) 523,192,804
OTHER ASSETS & LIABILITIES, NET - 0.9% 4,789,186
NET ASSETS - 100.0% $ 527,981,990
BRL Brazilian Real
CLP Chilean Peso
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $350,324,545 or 67.0% of Total
Investments.
(d) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,532,955.
(e) Perpetual security. Maturity date is not applicable.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.3% of Total Investments.
(g) When-issued or delayed delivery security.
(h) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) For fair value measurement disclosure purposes, investment classified as Level 3.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 4.360% dated 7/31/25 to be repurchased at $8,968,086 on 8/1/25, collateralized by Government Agency Securities, with coupon rate
3.875% and maturity date 7/31/27, valued at $9,146,398.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 6,333,401 EUR 5,366,826 Bank of America, N.A. 10/10/25 $ 179,343
$ 2,027,380 EUR 1,724,793 Bank of America, N.A. 10/10/25 49,586
Total  $ 228,929
Total unrealized appreciation on forward foreign currency contracts  $ 228,929
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Morgan Stanley CDX-ISRAES3IB-5Y 1.000% 0.84% Quarterly 06/20/30 $ 1,500,000 $ (16,928) $ 7,827 $ (24,755)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Emerging Markets Debt

Portfolio of Investments January 31, 2026
(continued)
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $3,837,278 $— $3,837,278
Common stocks 7,385 4,223,520 — 4,230,905
Corporate bonds — 235,840,823 — 235,840,823
Government bonds — 262,455,301 — 262,455,301
Structured assets — — 2,612,286 2,612,286
Investments purchased with collateral from securities lending 5,249,211 — — 5,249,211
Short-Term Investments
:
Repurchase agreement — 8,967,000 — 8,967,000
Investments in Derivatives
:
Credit default swap contracts* — (24,755) — (24,755)
Forward foreign currency contracts* — 228,929 — 228,929
Total $5,256,596 $515,528,096 $2,612,286 $523,396,978
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Consolidated Portfolio of Investments January 31, 2026
International Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 93.4%
BANK LOAN OBLIGATIONS - 0.1%
IRELAND - 0.0%
$ 257,188 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 6 .099% 06/24/30 $ 257,597
TOTAL IRELAND 257,597
UNITED STATES - 0.1%
152,173 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6 .606 05/05/28 152,946
230,797 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%) 6 .856 11/15/28 231,389
TOTAL UNITED STATES 384,335
TOTAL BANK LOAN OBLIGATIONS
(Cost $643,315) 641,932
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 20.5%
AUSTRALIA - 0.2%
250,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 234,930
EUR 500,000 (b) Glencore Capital Finance DAC 4 .154 04/29/31 593,415
TOTAL AUSTRALIA 828,345
AUSTRIA - 0.1%
EUR 600,000 (c),(d) Erste Group Bank AG. 4 .250 N/A 680,207
TOTAL AUSTRIA 680,207
BELGIUM - 0.1%
EUR 800,000 (e) Proximus SADP 0 .750 11/17/36 679,851
TOTAL BELGIUM 679,851
BRAZIL - 0.1%
85,000 Embraer Netherlands Finance BV 5 .980 02/11/35 87,213
300,000 Suzano Austria GmbH 3 .125 01/15/32 263,720
TOTAL BRAZIL 350,933
CANADA - 0.2%
GBP 500,000 (b) Bank of Montreal 5 .125 10/10/28 671,047
EUR 250,000 (f) Fairfax Financial Holdings Ltd 2 .750 03/29/28 285,032
TOTAL CANADA 956,079
CHILE - 0.4%
395,218 (f) Alfa Desarrollo S.p.A 4 .550 09/27/51 297,587
300,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 293,407
200,000 (f) Celulosa Arauco y Constitucion S.A. 6 .180 05/05/32 204,700
200,000 (f) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 175,886
200,000 (f) Corp Nacional del Cobre de Chile 3 .625 08/01/27 196,122
200,000 (f) Corp Nacional del Cobre de Chile 6 .440 01/26/36 209,598
325,000 (f) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 279,871
TOTAL CHILE 1,657,171
COLOMBIA - 0.1%
75,000 Ecopetrol S.A. 6 .875 04/29/30 75,061
300,000 Ecopetrol S.A. 8 .875 01/13/33 314,631
TOTAL COLOMBIA 389,692
DENMARK - 0.1%
GBP 500,000 Danske Bank A.S. 2 .250 01/14/28 639,726
TOTAL DENMARK 639,726
FRANCE - 1.9%
EUR 400,000 (b) Airbus SE 1 .375 05/13/31 422,899
EUR 600,000 (b) Airbus SE 2 .375 06/09/40 581,240
EUR 400,000 (b) AXA S.A. 3 .375 05/31/34 459,773
EUR 500,000 AXA S.A. 1 .375 10/07/41 511,843
EUR 400,000 (c),(e) AXA S.A. 6 .375 N/A 487,144
GBP 300,000 (e) Banque Federative du Credit Mutuel S.A. 4 .875 09/25/25 396,339
500,000 (c),(d),(f) BNP Paribas S.A. 8 .500 N/A 533,142
EUR 500,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 507,344
EUR 700,000 Electricite de France S.A. 2 .000 10/02/30 756,760
EUR 300,000 (e) Engie S.A. 3 .625 12/06/26 347,761
EUR 300,000 (e) La Poste S.A. 0 .625 01/18/36 252,663

International Bond

Consolidated Portfolio of Investments January 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FRANCE (continued)
EUR 200,000 (e) RTE Reseau de Transport d'Electricite SADIR 3 .750% 07/04/35 $ 231,781
EUR 600,000 (e) Societe Generale S.A. 4 .000 11/16/27 708,832
EUR 500,000 (e) Societe Generale S.A. 0 .500 06/12/29 534,915
EUR 400,000 (e) Societe Generale S.A. 4 .875 11/21/31 488,757
EUR 600,000 (e) Thales S.A. 3 .625 06/14/29 708,264
EUR 500,000 (e) TotalEnergies Capital International S.A. 3 .160 03/03/33 567,120
EUR 500,000 (e) TotalEnergies Capital International S.A. 3 .852 03/03/45 534,050
TOTAL FRANCE 9,030,627
GERMANY - 2.5%
GBP 500,000 (b) BMW International Investment BV 5 .000 01/24/28 668,928
EUR 500,000 (b) Deutsche Bank AG. 1 .625 01/20/27 564,373
EUR 1,000,000 Deutsche Bank AG. 3 .000 06/16/29 1,144,012
EUR 500,000 (b) EnBW International Finance BV 4 .300 05/23/34 602,600
EUR 400,000 (e) Fresenius Medical Care AG. 3 .750 04/08/32 466,011
EUR 3,050,000 (b) Kreditanstalt fuer Wiederaufbau 0 .000 01/10/31 3,038,190
EUR 1,000,000 Kreditanstalt fuer Wiederaufbau 2 .625 01/10/34 1,124,494
GBP 300,000 (b) Mercedes-Benz International Finance BV 5 .000 07/12/27 400,284
EUR 400,000 (b) RWE AG. 2 .750 05/24/30 455,374
EUR 500,000 (e) Sartorius Finance BV 4 .375 09/14/29 598,801
EUR 900,000 (b) Siemens Financieringsmaatschappij NV 2 .625 05/27/29 1,029,900
EUR 500,000 (e) Traton Finance Luxembourg S.A. 3 .375 01/14/28 578,330
EUR 500,000 (b) Volkswagen Financial Services Overseas AG. 3 .750 09/10/26 578,523
EUR 500,000 (b) Volkswagen International Finance NV 3 .750 09/28/27 582,981
TOTAL GERMANY 11,832,801
GUATEMALA - 0.0%
$ 200,000 (f) Millicom International Cellular S.A. 4 .500 04/27/31 184,282
TOTAL GUATEMALA 184,282
INDIA - 0.2%
300,000 (f) Adani Electricity Mumbai Ltd 3 .867 07/22/31 263,699
200,000 (f),(g) Bharti Airtel Ltd 3 .250 06/03/31 185,192
250,000 (e) Power Finance Corp Ltd 3 .350 05/16/31 231,696
200,000 (e) Tata Capital Ltd 5 .389 07/21/28 202,302
225,000 (f) UltraTech Cement Ltd 2 .800 02/16/31 201,568
TOTAL INDIA 1,084,457
INDONESIA - 0.1%
200,000 (e) Bank Mandiri Persero Tbk PT 4 .900 03/24/28 201,317
225,000 (f) Perusahaan Listrik Negara PT 4 .875 07/17/49 186,214
TOTAL INDONESIA 387,531
IRELAND - 0.2%
EUR 600,000 (e) Bank of Ireland Group plc 0 .375 05/10/27 674,891
EUR 320,000 (e) Bank of Ireland Group plc 5 .000 07/04/31 397,014
TOTAL IRELAND 1,071,905
ISRAEL - 0.1%
300,000 (d),(f) Bank Leumi Le-Israel BM 3 .275 01/29/31 296,197
400,000 (f) Israel Electric Corp Ltd 4 .250 08/14/28 390,568
TOTAL ISRAEL 686,765
ITALY - 0.4%
EUR 500,000 (b) Enel Finance International NV 3 .875 01/23/35 582,068
EUR 400,000 (b) Eni S.p.A 0 .625 01/23/30 413,907
EUR 500,000 (b) Intesa Sanpaolo S.p.A 5 .125 08/29/31 631,853
200,000 (f) Intesa Sanpaolo S.p.A 4 .198 06/01/32 185,576
TOTAL ITALY 1,813,404
JAPAN - 0.2%
EUR 500,000 (e) Mizuho Financial Group, Inc 3 .460 08/27/30 582,428
EUR 500,000 (e) ORIX Corp 1 .919 04/20/26 568,603
TOTAL JAPAN 1,151,031
KAZAKHSTAN - 0.1%
200,000 (f) QazaqGaz NC JSC 4 .375 09/26/27 196,800

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KAZAKHSTAN (continued)
$ 200,000 (f) Tengizchevroil Finance Co International Ltd 2 .625% 08/15/25 $ 199,323
TOTAL KAZAKHSTAN 396,123
KOREA, REPUBLIC OF - 0.1%
250,000 (f) Kia Corp 2 .750 02/14/27 243,127
TOTAL KOREA, REPUBLIC OF 243,127
LUXEMBOURG - 0.2%
EUR 500,000 (b) ArcelorMittal S.A. 3 .125 12/13/28 575,484
EUR 500,000 (e) ProLogis International Funding II S.A. 2 .375 11/14/30 550,551
TOTAL LUXEMBOURG 1,126,035
MALAYSIA - 0.1%
240,000 (f) Petronas Capital Ltd 5 .340 04/03/35 243,665
TOTAL MALAYSIA 243,665
MEXICO - 0.6%
200,000 (f) Banco Nacional de Comercio Exterior SNC 5 .875 05/07/30 203,500
200,000 (f) Bimbo Bakeries USA, Inc 6 .050 01/15/29 209,216
200,000 (f) Comision Federal de Electricidad 6 .450 01/24/35 196,916
1,175,000 (f),(h) Eagle Funding Luxco Sarl 5 .500 08/17/30 1,180,288
297,152 (f) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 303,957
200,000 (f) Nemak SAB de C.V. 3 .625 06/28/31 169,421
500,000 Petroleos Mexicanos 6 .840 01/23/30 492,029
TOTAL MEXICO 2,755,327
NETHERLANDS - 0.7%
GBP 500,000 (e) ABN AMRO Bank NV 4 .750 10/24/29 665,502
EUR 700,000 (b) Cooperatieve Rabobank UA 4 .233 04/25/29 832,638
EUR 500,000 (b) ING Groep NV 3 .750 09/03/35 577,938
EUR 1,150,000 (f) VZ Secured Financing BV 3 .500 01/15/32 1,220,373
TOTAL NETHERLANDS 3,296,451
NIGERIA - 0.2%
EUR 1,000,000 (f) BOI Finance BV 7 .500 02/16/27 1,164,810
TOTAL NIGERIA 1,164,810
NORWAY - 0.2%
EUR 500,000 (b) Statkraft AS. 3 .125 12/13/26 576,334
EUR 100,000 (b) Statnett SF 3 .500 06/08/33 115,621
TOTAL NORWAY 691,955
POLAND - 0.1%
EUR 250,000 (e) ORLEN S.A. 1 .125 05/27/28 273,024
EUR 185,000 (b) Powszechna Kasa Oszczednosci Bank Polski S.A. 3 .875 09/12/27 213,605
TOTAL POLAND 486,629
PORTUGAL - 0.1%
EUR 500,000 (e) EDP Servicios Financieros Espana SAU 4 .125 04/04/29 596,239
TOTAL PORTUGAL 596,239
QATAR - 0.5%
300,000 (e) CBQ Finance Ltd 5 .375 03/28/29 307,644
CNY 16,000,000 QNB Finance Ltd 3 .150 02/04/26 2,238,074
TOTAL QATAR 2,545,718
ROMANIA - 0.1%
EUR 250,000 (e) NE Property BV 2 .000 01/20/30 268,951
TOTAL ROMANIA 268,951
SAUDI ARABIA - 0.1%
250,000 (e) SNB Funding Ltd 6 .000 06/24/35 253,897
TOTAL SAUDI ARABIA 253,897
SINGAPORE - 0.1%
EUR 200,000 (e) Temasek Financial I Ltd 0 .500 11/20/31 197,632
500,000 (f) United Overseas Bank Ltd 2 .000 10/14/31 484,241
TOTAL SINGAPORE 681,873
SOUTH AFRICA - 0.4%
1,250,000 (e) Eskom Holdings SOC Ltd 4 .314 07/23/27 1,223,338
300,000 Sasol Financing USA LLC 5 .500 03/18/31 249,685

International Bond

Consolidated Portfolio of Investments January 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH AFRICA (continued)
$ 300,000 (f) Windfall Mining Group, Inc 5 .854% 05/13/32 $ 306,721
TOTAL SOUTH AFRICA 1,779,744
SPAIN - 0.5%
GBP 300,000 (e) Banco Santander S.A. 5 .500 06/11/29 407,335
EUR 1,000,000 (b) CaixaBank S.A. 3 .625 09/19/32 1,157,700
EUR 500,000 (b) Cepsa Finance S.A. 4 .125 04/11/31 586,050
EUR 400,000 (b) Iberdrola Finanzas S.A. 3 .000 09/30/31 456,371
TOTAL SPAIN 2,607,456
SWEDEN - 0.1%
EUR 500,000 (e) Skandinaviska Enskilda Banken AB 3 .000 02/10/32 569,428
TOTAL SWEDEN 569,428
SWITZERLAND - 0.5%
EUR 750,000 (e) Cloverie plc for Zurich Insurance Co Ltd 1 .500 12/15/28 822,405
EUR 500,000 UBS AG. 0 .500 03/31/31 499,118
EUR 1,100,000 (e) UBS Group AG 0 .250 11/05/28 1,190,043
TOTAL SWITZERLAND 2,511,566
THAILAND - 0.1%
430,000 (f) Bangkok Bank PCL 3 .466 09/23/36 383,000
300,000 (f) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 264,369
TOTAL THAILAND 647,369
UNITED ARAB EMIRATES - 0.1%
200,000 (e) Abu Dhabi Commercial Bank PJSC 5 .361 03/10/35 200,319
274,830 (f) Sweihan PV Power Co PJSC 3 .625 01/31/49 225,848
TOTAL UNITED ARAB EMIRATES 426,167
UNITED KINGDOM - 2.2%
EUR 800,000 (e) Barclays plc 0 .877 01/28/28 892,565
EUR 400,000 Barclays plc 0 .577 08/09/29 428,287
EUR 600,000 (e) Barclays plc 3 .543 08/14/31 693,084
GBP 200,000 (e) Barclays plc 8 .407 11/14/32 283,546
EUR 400,000 (b) British Telecommunications plc 3 .875 01/20/34 467,262
EUR 500,000 (b) Cadent Finance plc 3 .750 04/16/33 576,769
EUR 285,000 (f) ContourGlobal Power Holdings S.A. 5 .000 02/28/30 332,537
UGX 3,000,000,000 (f) ICBC Standard Bank plc 14 .250 06/26/34 726,782
GBP 200,000 (e) Legal & General Group plc 6 .625 04/01/55 270,542
EUR 400,000 (e) Lseg Netherlands BV 2 .750 09/20/27 460,136
EUR 400,000 National Grid Electricity Distribution East Midlands plc 3 .530 09/20/28 467,365
EUR 500,000 (b) NatWest Group plc 3 .575 09/12/32 581,858
GBP 300,000 (b) NatWest Markets plc 6 .625 06/22/26 404,073
EUR 200,000 (b) Reckitt Benckiser Treasury Services plc 3 .625 06/20/29 235,281
EUR 500,000 SSE plc 3 .500 03/18/32 581,238
EUR 700,000 (e) Standard Chartered plc 1 .200 09/23/31 783,107
EUR 500,000 (e) Swiss RE Subordinated Finance plc 3 .890 03/26/33 576,861
EUR 1,000,000 (e) Tesco Corporate Treasury Services plc 3 .375 05/06/32 1,142,523
GBP 600,000 (f) Vmed O2 UK Financing I plc 4 .500 07/15/31 720,183
TOTAL UNITED KINGDOM 10,623,999
UNITED STATES - 6.5%
EUR 450,000 AbbVie, Inc 2 .125 06/01/29 504,169
JPY 100,000,000 Aflac, Inc 0 .550 03/12/30 633,472
EUR 500,000 American Medical Systems Europe BV 1 .625 03/08/31 530,294
EUR 450,000 American Tower Corp 0 .450 01/15/27 499,168
GBP 500,000 AT&T, Inc 2 .900 12/04/26 647,315
EUR 500,000 AT&T, Inc 2 .350 09/05/29 561,452
EUR 400,000 AT&T, Inc 3 .150 09/04/36 433,473
EUR 500,000 (f) Avantor Funding, Inc 3 .875 07/15/28 570,377
EUR 500,000 (e) Bank of America Corp 1 .662 04/25/28 562,999
EUR 500,000 (e) Bank of America Corp 2 .824 04/27/33 553,305
EUR 550,000 BP Capital Markets plc 1 .231 05/08/31 566,609
EUR 1,000,000 (e) Carrier Global Corp 4 .500 11/29/32 1,226,284
EUR 750,000 Chubb INA Holdings, Inc 1 .550 03/15/28 834,802
EUR 400,000 (a),(e) Citigroup, Inc, (EURIBOR 3 M + 0.600%) 2 .739 05/14/28 457,371
EUR 600,000 Citigroup, Inc 3 .750 05/14/32 700,367

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
EUR 500,000 (b) CNH Industrial NV 3 .750% 06/11/31 $ 583,771
EUR 700,000 Comcast Corp 0 .250 05/20/27 769,275
EUR 750,000 (f) Coty, Inc 3 .875 04/15/26 856,061
EUR 1,000,000 Duke Energy Corp 3 .100 06/15/28 1,151,947
EUR 400,000 Duke Energy Corp 3 .750 04/01/31 465,113
EUR 500,000 FedEx Corp 1 .625 01/11/27 564,555
EUR 600,000 Fiserv Funding ULC 2 .875 06/15/28 688,768
EUR 400,000 Ford Motor Credit Co LLC 5 .125 02/20/29 478,484
EUR 500,000 (e) Goldman Sachs Group, Inc 0 .250 01/26/28 540,611
EUR 300,000 (e) Goldman Sachs Group, Inc 3 .500 01/23/33 345,715
EUR 295,000 (f) Goodyear Europe BV 2 .750 08/15/28 331,582
EUR 500,000 Highland Holdings Sarl 0 .318 12/15/26 555,453
EUR 500,000 Honeywell International, Inc 3 .750 03/01/36 572,637
EUR 250,000 (f) IQVIA, Inc 1 .750 03/15/26 283,391
EUR 300,000 Johnson & Johnson 2 .700 02/26/29 345,085
EUR 400,000 Johnson & Johnson 3 .200 06/01/32 465,325
EUR 500,000 Johnson & Johnson 3 .600 02/26/45 553,903
EUR 800,000 (e) Liberty Mutual Group, Inc 4 .625 12/02/30 965,119
GBP 600,000 McKesson Corp 3 .125 02/17/29 757,630
GBP 600,000 (e) Metropolitan Life Global Funding I 4 .125 09/02/25 792,223
EUR 670,000 Morgan Stanley 1 .342 10/23/26 762,936
EUR 500,000 (e) National Grid North America, Inc 4 .061 09/03/36 577,104
GBP 400,000 (e) Nestle Holdings, Inc 5 .250 09/21/26 532,748
EUR 250,000 (f) OI European Group BV 6 .250 05/15/28 294,927
EUR 100,000 (f) Organon Finance  LLC 2 .875 04/30/28 112,294
GBP 400,000 (e) Pacific Life Global Funding II 5 .375 11/30/28 543,301
EUR 600,000 Philip Morris International, Inc 2 .750 06/06/29 679,528
EUR 1,000,000 (e) Pricoa Global Funding I 3 .000 07/03/30 1,138,793
EUR 600,000 ProLogis Euro Finance LLC 4 .000 05/05/34 704,449
GBP 500,000 (e) Protective Life Global Funding 5 .248 01/13/28 673,208
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 547,859
GBP 200,000 (e) Realty Income Corp 5 .000 10/15/29 266,499
EUR 500,000 The Procter & Gamble Company 1 .875 10/30/38 482,691
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 1,129,453
GBP 600,000 Time Warner Cable LLC 5 .750 06/02/31 795,249
EUR 700,000 Verizon Communications, Inc 1 .875 10/26/29 769,750
TOTAL UNITED STATES 31,358,894
TOTAL CORPORATE BONDS
(Cost $97,714,305) 98,700,230
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 68.7%
ANGOLA - 0.3%
$ 1,550,000 (f) Angolan Government International Bond 8 .750 04/14/32 1,408,842
TOTAL ANGOLA 1,408,842
AUSTRALIA - 1.6%
AUD 1,950,000 Australia Government Bond 1 .000 12/21/30 1,089,804
AUD 1,685,000 New South Wales Treasury Corp 3 .000 04/20/29 1,055,783
AUD 2,400,000 (f) Queensland Treasury Corp 1 .750 07/20/34 1,199,802
AUD 8,300,000 Treasury Corp of Victoria 2 .250 11/20/34 4,286,398
TOTAL AUSTRALIA 7,631,787
BARBADOS - 0.2%
1,000,000 (f) Barbados Government International Bond 8 .000 06/26/35 997,130
TOTAL BARBADOS 997,130
BELGIUM - 1.5%
EUR 2,125,000 (f) Kingdom of Belgium Government Bond 0 .000 10/22/27 2,316,940
EUR 1,500,000 (f) Kingdom of Belgium Government Bond 0 .350 06/22/32 1,448,029
EUR 285,000 Kingdom of Belgium Government Bond 3 .000 06/22/34 323,378
EUR 1,575,000 (f) Kingdom of Belgium Government Bond 1 .450 06/22/37 1,456,770

International Bond

Consolidated Portfolio of Investments January 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BELGIUM (continued)
EUR 2,025,000 (f) Kingdom of Belgium Government Bond 0 .400% 06/22/40 $ 1,455,996
TOTAL BELGIUM 7,001,113
BENIN - 0.4%
EUR 1,275,000 (f) Benin Government International Bond 4 .950 01/22/35 1,293,071
$ 750,000 (f) Benin Government International Bond 8 .375 01/23/41 739,013
TOTAL BENIN 2,032,084
BRAZIL - 0.4%
BRL 6,300,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 969,745
1,000,000 Brazilian Government International Bond 5 .500 11/06/30 1,000,950
TOTAL BRAZIL 1,970,695
BULGARIA - 0.4%
EUR 750,000 (e) Bulgaria Government International Bond 4 .375 05/13/31 921,829
EUR 700,000 (e) Bulgaria Government International Bond 4 .125 05/07/38 809,148
TOTAL BULGARIA 1,730,977
CAMEROON - 0.1%
EUR 650,000 (f) Republic of Cameroon International Bond 5 .950 07/07/32 586,948
TOTAL CAMEROON 586,948
CANADA - 4.2%
CAD 3,050,000 (f) Canada Housing Trust No 1 .100 12/15/26 2,151,333
CAD 3,075,000 (f) Canada Housing Trust No 3 .550 09/15/32 2,233,259
CAD 1,430,000 Canada Housing Trust No 3 .450 03/15/35 1,009,783
CAD 1,975,000 Canadian Government International Bond 4 .000 08/01/26 1,442,765
CAD 2,625,000 Canadian Government International Bond 2 .000 06/01/28 1,852,637
CAD 1,550,000 Canadian Government International Bond 3 .500 09/01/29 1,141,536
CAD 2,425,000 Canadian Government International Bond 1 .500 12/01/31 1,580,538
CAD 5,200,000 Canadian Government International Bond 2 .000 06/01/32 3,468,418
CAD 1,300,000 Canadian Government International Bond 5 .000 06/01/37 1,070,586
CAD 1,350,000 Hydro-Quebec 4 .000 02/15/55 872,375
CAD 1,300,000 Province of Ontario Canada 2 .150 06/02/31 876,899
CAD 1,100,000 Province of Ontario Canada 1 .900 12/02/51 468,270
CAD 1,000,000 Province of Quebec Canada 2 .750 09/01/27 720,432
CAD 2,025,000 Province of Quebec Canada 5 .000 12/01/41 1,543,244
TOTAL CANADA 20,432,075
CHILE - 0.5%
CLP 890,000,000 (f) Bonos de la Tesoreria de la Republica en pesos 6 .000 04/01/33 940,289
EUR 925,000 Chile Government International Bond 3 .875 07/09/31 1,083,355
EUR 530,000 Chile Government International Bond 3 .800 07/01/35 603,287
TOTAL CHILE 2,626,931
CHINA - 7.3%
CNY 14,900,000 China Government Bond 2 .910 10/14/28 2,167,156
CNY 13,800,000 China Government Bond 2 .550 10/15/28 1,981,781
CNY 7,150,000 China Government Bond 1 .450 04/25/30 987,515
CNY 14,300,000 China Government Bond 2 .670 05/25/33 2,125,084
CNY 13,900,000 China Government Bond 2 .520 08/25/33 2,045,598
CNY 61,600,000 China Government Bond 2 .040 11/25/34 8,771,806
CNY 46,820,000 China Government Bond 1 .610 02/15/35 6,429,262
CNY 18,900,000 China Government Bond 3 .860 07/22/49 3,533,954
CNY 15,000,000 China Government Bond 3 .390 03/16/50 2,631,903
CNY 12,700,000 China Government Bond 3 .810 09/14/50 2,388,797
CNY 12,400,000 China Government Bond 3 .720 04/12/51 2,308,698
TOTAL CHINA 35,371,554
COLOMBIA - 0.2%
COP 5,710,000,000 Colombian TES 7 .750 09/18/30 1,196,510
TOTAL COLOMBIA 1,196,510
COTE D'IVOIRE - 0.5%
EUR 1,000,000 (f) Ivory Coast Government International Bond 5 .875 10/17/31 1,109,075
EUR 100,000 (f) Ivory Coast Government International Bond 4 .875 01/30/32 105,363
1,425,000 (f) Ivory Coast Government International Bond 8 .450 04/01/36 1,403,470
TOTAL COTE D'IVOIRE 2,617,908
CYPRUS - 0.8%
EUR 1,100,000 (e) Cyprus Government International Bond 0 .625 01/21/30 1,143,415

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CYPRUS (continued)
EUR 1,550,000 (e) Cyprus Government International Bond 0 .950% 01/20/32 $ 1,575,123
EUR 575,000 (e) Cyprus Government International Bond 2 .750 02/26/34 643,266
EUR 500,000 (e) Cyprus Government International Bond 2 .750 05/03/49 475,135
TOTAL CYPRUS 3,836,939
CZECH REPUBLIC - 0.6%
CZK 68,000,000 Czech Republic Government Bond 0 .950 05/15/30 2,753,305
TOTAL CZECH REPUBLIC 2,753,305
DOMINICAN REPUBLIC - 0.4%
DOP 43,000,000 (f) Dominican Republic Central Bank Notes 13 .000 12/05/25 703,505
$ 300,000 (f) Dominican Republic Government International Bond 7 .050 02/03/31 315,555
750,000 (f) Dominican Republic Government International Bond 4 .875 09/23/32 693,225
DOP 15,600,000 (f) Dominican Republic Government International Bond 11 .250 09/15/35 277,649
TOTAL DOMINICAN REPUBLIC 1,989,934
ECUADOR - 0.1%
441,250 (f) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 386,976
309,125 (f) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 230,762
86,000 (f) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 53,793
TOTAL ECUADOR 671,531
EGYPT - 0.3%
975,000 (f) Egypt Government International Bond 8 .625 02/04/30 989,056
675,000 (f) Egypt Government International Bond 8 .500 01/31/47 548,211
TOTAL EGYPT 1,537,267
FRANCE - 3.2%
EUR 3,775,000 (f) French Republic Government Bond OAT 0 .750 11/25/28 4,089,665
EUR 3,350,000 French Republic Government Bond OAT 2 .750 02/25/29 3,864,024
EUR 2,150,000 French Republic Government Bond OAT 3 .500 11/25/33 2,512,532
EUR 1,600,000 (f) French Republic Government Bond OAT 4 .750 04/25/35 2,042,106
EUR 2,425,000 (f) French Republic Government Bond OAT 0 .500 05/25/40 1,758,534
EUR 910,000 (f) French Republic Government Bond OAT 0 .750 05/25/52 484,679
EUR 1,560,000 (f) French Republic Government Bond OAT 0 .750 05/25/53 808,043
TOTAL FRANCE 15,559,583
GERMANY - 4.5%
EUR 4,675,000 Bundesrepublik Deutschland 0 .500 08/15/27 5,184,497
EUR 645,000 Bundesrepublik Deutschland 0 .000 08/15/29 676,024
EUR 365,000 Bundesrepublik Deutschland 2 .100 11/15/29 414,864
EUR 2,550,000 Bundesrepublik Deutschland 0 .000 08/15/31 2,532,111
EUR 1,000,000 Bundesrepublik Deutschland 0 .000 02/15/32 977,321
EUR 1,110,000 Bundesrepublik Deutschland 2 .300 02/15/33 1,249,609
EUR 5,450,000 Bundesrepublik Deutschland 1 .000 05/15/38 4,966,759
EUR 1,745,000 Bundesrepublik Deutschland 0 .000 08/15/52 867,479
EUR 4,075,000 (i) Bundesrepublik Deutschland Bundesanleihe 2 .500 02/15/35 4,582,778
TOTAL GERMANY 21,451,442
GHANA - 0.3%
562,650 (f) Ghana Government International Bond 5 .000 07/03/29 534,691
1,009,100 (f) Ghana Government International Bond 5 .000 07/03/35 810,210
TOTAL GHANA 1,344,901
GREECE - 1.9%
EUR 738,000 (f) Hellenic Republic Government Bond 3 .625 06/15/35 861,041
EUR 575,000 (f) Hellenic Republic Government International Bond 3 .875 03/12/29 687,543
EUR 2,300,000 (f) Hellenic Republic Government International Bond 1 .500 06/18/30 2,485,319
EUR 1,300,000 (f) Hellenic Republic Government International Bond 0 .750 06/18/31 1,318,562
EUR 1,100,000 (f) Hellenic Republic Government International Bond 1 .750 06/18/32 1,160,051
EUR 725,000 (f) Hellenic Republic Government International Bond 3 .375 06/15/34 836,678
EUR 750,000 (f) Hellenic Republic Government International Bond 4 .375 07/18/38 918,807

International Bond

Consolidated Portfolio of Investments January 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GREECE (continued)
EUR 650,000 (f) Hellenic Republic Government International Bond 4 .125% 06/15/54 $ 734,219
TOTAL GREECE 9,002,220
HONDURAS - 0.2%
$ 750,000 (f) Honduras Government International Bond 8 .625 11/27/34 783,000
TOTAL HONDURAS 783,000
HONG KONG - 0.2%
EUR 1,000,000 (e) Hong Kong Government International Bond 3 .125 06/10/33 1,160,117
TOTAL HONG KONG 1,160,117
HUNGARY - 0.8%
EUR 550,000 (e) Hungary Government International Bond 5 .000 02/22/27 652,011
HUF 555,000,000 Hungary Government International Bond 4 .500 03/23/28 1,509,343
285,000 (f) Hungary Government International Bond 6 .125 05/22/28 294,459
EUR 645,000 (e) Hungary Government International Bond 4 .000 07/25/29 755,664
EUR 600,000 (e) Hungary Government International Bond 1 .750 06/05/35 549,068
TOTAL HUNGARY 3,760,545
INDIA - 0.2%
INR 88,150,000 India Government International Bond 7 .180 08/14/33 1,048,955
TOTAL INDIA 1,048,955
INDONESIA - 0.7%
IDR 16,000,000,000 Indonesia Treasury Bond 6 .500 07/15/30 987,178
IDR 23,100,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,447,985
IDR 12,600,000,000 Indonesia Treasury Bond 7 .000 02/15/33 785,630
TOTAL INDONESIA 3,220,793
IRELAND - 0.3%
EUR 225,000 Ireland Government Bond 1 .700 05/15/37 221,521
EUR 550,000 Ireland Government Bond 3 .000 10/18/43 596,855
EUR 500,000 Ireland Government Bond 1 .500 05/15/50 388,897
TOTAL IRELAND 1,207,273
ITALY - 4.4%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1 .250 12/01/26 2,910,916
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0 .950 09/15/27 2,925,057
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0 .250 03/15/28 1,057,731
EUR 900,000 Italy Buoni Poliennali Del Tesoro 4 .000 10/30/31 1,092,098
EUR 2,025,000 (f) Italy Buoni Poliennali Del Tesoro 3 .150 11/15/31 2,333,323
EUR 1,900,000 (f) Italy Buoni Poliennali Del Tesoro 3 .250 07/15/32 2,189,584
EUR 1,825,000 Italy Buoni Poliennali Del Tesoro 3 .850 02/01/35 2,157,479
EUR 1,000,000 (f) Italy Buoni Poliennali Del Tesoro 3 .650 08/01/35 1,156,893
EUR 1,150,000 (f) Italy Buoni Poliennali Del Tesoro 0 .950 03/01/37 983,154
EUR 1,575,000 (f) Italy Buoni Poliennali Del Tesoro 5 .000 08/01/39 2,032,386
EUR 950,000 (f) Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 667,600
EUR 1,325,000 (f) Italy Buoni Poliennali Del Tesoro 4 .300 10/01/54 1,501,646
TOTAL ITALY 21,007,867
JAPAN - 8.8%
JPY 13,000,000 Japan Finance Organization for Municipalities 0 .440 08/15/25 86,198
JPY 21,000,000 Japan Finance Organization for Municipalities 0 .320 01/19/26 139,072
JPY 30,000,000 Japan Finance Organization for Municipalities 0 .145 02/16/26 198,414
JPY 14,000,000 Japan Finance Organization for Municipalities 0 .020 05/22/26 92,322
JPY 268,000,000 Japan Government Five Year Bond 0 .005 09/20/26 1,763,902
JPY 340,000,000 Japan Government Five Year Bond 0 .300 09/20/28 2,213,155
JPY 319,000,000 Japan Government Five Year Bond 0 .500 03/20/29 2,081,272
JPY 242,000,000 Japan Government Forty Year Bond 0 .700 03/20/61 772,314
JPY 349,000,000 Japan Government Forty Year Bond 1 .300 03/20/63 1,349,625
JPY 284,000,000 Japan Government Ten Year Bond 0 .100 09/20/26 1,871,264
JPY 738,400,000 Japan Government Ten Year Bond 0 .100 12/20/30 4,636,391
JPY 540,000,000 Japan Government Ten Year Bond 1 .200 12/20/34 3,485,961
JPY 457,700,000 Japan Government Thirty Year Bond 0 .500 09/20/46 1,998,058
JPY 73,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 288,673
JPY 278,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 1,098,360
JPY 143,000,000 Japan Government Thirty Year Bond 1 .300 06/20/52 657,568
JPY 233,000,000 Japan Government Thirty Year Bond 1 .600 12/20/53 1,128,256
JPY 174,000,000 Japan Government Thirty Year Bond 2 .200 06/20/54 968,055

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
JAPAN (continued)
JPY 232,000,000 Japan Government Thirty Year Bond 2 .100% 09/20/54 $ 1,259,014
JPY 131,800,000 Japan Government Twenty Year Bond 2 .100 03/20/26 882,438
JPY 278,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 1,628,674
JPY 256,000,000 Japan Government Twenty Year Bond 0 .500 06/20/38 1,424,328
JPY 660,000,000 Japan Government Twenty Year Bond 0 .700 09/20/38 3,746,882
JPY 185,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 970,963
JPY 380,000,000 Japan Government Twenty Year Bond 0 .300 09/20/39 1,978,321
JPY 267,000,000 Japan Government Twenty Year Bond 0 .400 03/20/40 1,390,602
JPY 212,000,000 Japan Government Twenty Year Bond 1 .600 03/20/44 1,226,507
JPY 450,000,000 Japan Government Two Year Bond 0 .700 02/01/27 2,982,073
TOTAL JAPAN 42,318,662
KOREA, REPUBLIC OF - 2.9%
KRW 4,350,000,000 Korea Treasury Bond 1 .375 12/10/29 2,978,109
KRW 1,340,000,000 Korea Treasury Bond 2 .625 03/10/30 966,340
KRW 9,575,000,000 Korea Treasury Bond 2 .000 06/10/31 6,642,311
KRW 1,175,000,000 Korea Treasury Bond 2 .375 12/10/31 830,510
KRW 1,940,000,000 Korea Treasury Bond 2 .375 09/10/38 1,325,726
KRW 800,000,000 Korea Treasury Bond 1 .875 09/10/41 505,404
KRW 730,000,000 Korea Treasury Bond 2 .500 03/10/52 500,415
TOTAL KOREA, REPUBLIC OF 13,748,815
LEBANON - 0.1%
$ 1,400,000 (e),(j) Lebanon Government International Bond 6 .850 03/23/27 259,700
TOTAL LEBANON 259,700
MALAYSIA - 0.4%
MYR 7,925,000 Malaysia Government Bond 4 .642 11/07/33 2,015,773
TOTAL MALAYSIA 2,015,773
MEXICO - 0.8%
MXN 9,900,000 Mexican Bonos 5 .750 03/05/26 517,308
MXN 26,000,000 Mexican Bonos 8 .500 11/18/38 1,258,378
EUR 1,000,000 Mexico Government International Bond 5 .125 05/04/37 1,129,615
1,025,000 Mexico Government International Bond 6 .400 05/07/54 939,413
TOTAL MEXICO 3,844,714
NEW ZEALAND - 0.7%
NZD 1,600,000 New Zealand Government International Bond 4 .500 05/15/30 970,194
NZD 3,980,000 New Zealand Government International Bond 3 .500 04/14/33 2,220,041
TOTAL NEW ZEALAND 3,190,235
NORWAY - 0.2%
NOK 11,500,000 (f) Norway Government International Bond 1 .250 09/17/31 958,065
TOTAL NORWAY 958,065
PARAGUAY - 0.1%
400,000 (f) Paraguay Government International Bond 6 .000 02/09/36 409,260
225,000 (f),(g) Paraguay Government International Bond 6 .650 03/04/55 227,228
TOTAL PARAGUAY 636,488
PERU - 0.4%
PEN 6,201,000 (f) Peruvian Government International Bond 5 .400 08/12/34 1,630,591
210,000 Peruvian Government International Bond 5 .375 02/08/35 209,069
TOTAL PERU 1,839,660
POLAND - 1.3%
315,000 (f) Bank Gospodarstwa Krajowego 6 .250 10/31/28 331,409
EUR 800,000 (e) Bank Gospodarstwa Krajowego 4 .375 03/13/39 913,106
PLN 9,150,000 Republic of Poland Government International Bond 5 .750 04/25/29 2,533,707
PLN 5,400,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,508,979
EUR 700,000 (b) Republic of Poland Government International Bond 4 .125 01/11/44 793,526
280,000 Republic of Poland Government International Bond 5 .500 04/04/53 261,573
TOTAL POLAND 6,342,300
REPUBLIC OF SERBIA - 0.7%
EUR 1,700,000 (f) Serbia Government International Bond 1 .500 06/26/29 1,790,358
EUR 675,000 (f) Serbia Government International Bond 1 .650 03/03/33 641,522

International Bond

Consolidated Portfolio of Investments January 31, 2026
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPUBLIC OF SERBIA (continued)
RSD 101,500,000 Serbia Treasury Bonds 4 .500% 08/20/32 $ 957,804
TOTAL REPUBLIC OF SERBIA 3,389,684
ROMANIA - 0.7%
RON 7,590,000 Romanian Government International Bond 8 .000 04/29/30 1,747,722
EUR 1,650,000 (f) Romanian Government International Bond 2 .000 04/14/33 1,483,412
TOTAL ROMANIA 3,231,134
RWANDA - 0.2%
$ 1,225,000 (f) Rwanda International Government Bond 5 .500 08/09/31 1,065,782
TOTAL RWANDA 1,065,782
SOUTH AFRICA - 0.4%
ZAR 20,900,000 Republic of South Africa Government International Bond 8 .875 02/28/35 1,092,178
ZAR 7,800,000 Republic of South Africa Government International Bond 8 .750 01/31/44 357,289
500,000 Republic of South Africa Government International Bond 7 .300 04/20/52 451,199
TOTAL SOUTH AFRICA 1,900,666
SPAIN - 3.2%
EUR 1,095,000 (f) Spain Government International Bond 1 .400 07/30/28 1,219,626
EUR 1,875,000 (f) Spain Government International Bond 0 .600 10/31/29 1,980,831
EUR 985,000 (f) Spain Government International Bond 0 .100 04/30/31 971,070
EUR 1,625,000 (e),(f) Spain Government International Bond 3 .250 04/30/34 1,874,422
EUR 975,000 (f) Spain Government International Bond 3 .150 04/30/35 1,106,553
EUR 2,175,000 (f) Spain Government International Bond 3 .900 07/30/39 2,561,742
EUR 7,200,000 (f) Spain Government International Bond 1 .200 10/31/40 5,863,398
TOTAL SPAIN 15,577,642
SUPRANATIONAL - 0.7%
EUR 650,000 (f) Banque Ouest Africaine de Developpement 2 .750 01/22/33 627,355
INR 33,000,000 Inter-American Development Bank 7 .000 04/17/33 384,280
INR 41,300,000 International Bank for Reconstruction & Development 5 .500 01/21/27 469,326
IDR 31,200,000,000 International Bank for Reconstruction & Development 6 .250 01/12/28 1,912,479
TOTAL SUPRANATIONAL 3,393,440
SWITZERLAND - 0.7%
CHF 1,625,000 Swiss Confederation Government Bond 0 .250 06/23/35 1,979,564
CHF 1,125,000 Swiss Confederation Government Bond 1 .250 06/27/37 1,509,384
TOTAL SWITZERLAND 3,488,948
THAILAND - 0.4%
THB 27,700,000 Thailand Government Bond 3 .450 06/17/43 1,025,745
THB 27,500,000 Thailand Government International Bond 3 .300 06/17/38 990,163
TOTAL THAILAND 2,015,908
TURKEY - 0.7%
TRY 42,000,000 Turkiye Government International Bond 12 .600 10/01/25 990,645
EUR 1,000,000 Turkiye Government International Bond 5 .875 05/21/30 1,202,493
EUR 1,075,000 Turkiye Government International Bond 5 .200 08/17/31 1,222,115
TOTAL TURKEY 3,415,253
UGANDA - 0.2%
UGX 4,000,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 981,874
TOTAL UGANDA 981,874
UKRAINE - 0.1%
250,000 (f) Ukraine Government International Bond 1 .750 02/01/29 152,500
363,440 (f) Ukraine Government International Bond 0 .000 02/01/35 171,726
73,700 (f) Ukraine Government International Bond 0 .000 02/01/36 34,823
TOTAL UKRAINE 359,049
UNITED KINGDOM - 5.7%
GBP 3,325,000 United Kingdom Gilt 3 .750 03/07/27 4,383,643
GBP 900,000 United Kingdom Gilt 1 .625 10/22/28 1,113,135
GBP 1,735,000 United Kingdom Gilt 0 .500 01/31/29 2,046,846
GBP 450,000 United Kingdom Gilt 0 .250 07/31/31 475,988
GBP 2,100,000 United Kingdom Gilt 4 .000 10/22/31 2,747,803
GBP 660,000 United Kingdom Gilt 3 .250 01/31/33 811,850
GBP 1,100,000 United Kingdom Gilt 0 .875 07/31/33 1,113,666
GBP 760,000 United Kingdom Gilt 4 .625 01/31/34 1,015,821
GBP 1,850,000 United Kingdom Gilt 4 .500 03/07/35 2,429,523
GBP 3,895,000 United Kingdom Gilt 1 .750 09/07/37 3,730,182

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
GBP 1,300,000 United Kingdom Gilt 3 .750% 01/29/38 $ 1,541,177
GBP 1,450,000 United Kingdom Gilt 1 .250 10/22/41 1,110,858
GBP 900,000 United Kingdom Gilt 0 .875 01/31/46 538,594
GBP 1,200,000 United Kingdom Gilt 4 .250 12/07/49 1,350,095
GBP 2,760,000 United Kingdom Gilt 0 .625 10/22/50 1,307,241
GBP 1,725,000 United Kingdom Gilt 4 .375 07/31/54 1,944,627
TOTAL UNITED KINGDOM 27,661,049
UNITED STATES - 1.9%
$ 2,090,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .405 03/25/42 2,155,652
1,000,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .406 06/25/43 1,046,171
2,855,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%) 7 .005 07/25/43 2,954,624
1,100,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%) 6 .150 02/25/44 1,112,580
1,670,000 (a),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7 .556 04/25/43 1,750,572
TOTAL UNITED STATES 9,019,599
URUGUAY - 0.5%
450,000 Oriental Republic of Uruguay 5 .250 09/10/60 404,100
UYU 81,250,000 Uruguay Government International Bond 8 .250 05/21/31 2,008,245
TOTAL URUGUAY 2,412,345
UZBEKISTAN - 0.4%
UZS 7,970,000,000 (f) Republic of Uzbekistan International Bond 16 .625 05/29/27 641,759
1,150,000 (f) Republic of Uzbekistan International Bond 6 .900 02/28/32 1,190,223
TOTAL UZBEKISTAN 1,831,982
TOTAL GOVERNMENT BONDS
(Cost $352,304,663) 330,838,993
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 4.1%
IRELAND - 1.7%
837,843 (a),(f) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021
1A
6 .139 07/22/31 1,043,931
1,123,746 (a),(f) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A 4 .530 05/22/31 1,259,067
1,825,804 (a),(f) Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%), Series 2021 1A 7 .137 11/20/33 2,401,419
1,079,778 (a),(f) Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A 4 .477 08/17/31 1,234,489
347,448 (a),(f) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%), Series 2021 UK1A 5 .533 05/17/31 458,745
1,035,395 (a),(f) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%), Series 2021 UK1A 5 .887 05/17/31 1,368,944
297,813 (a),(f) Taurus UK DAC, (SONIA Interest Rate Benchmark + 2.600%), Series 2021 UK1A 6 .837 05/17/31 395,331
279,156 (a),(f) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A 4 .677 11/17/36 320,356
TOTAL IRELAND 8,482,282
ITALY - 0.2%
860,940 (a),(f) Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A 5 .560 05/22/34 981,606
TOTAL ITALY 981,606
UNITED STATES - 2.2%
2,000,000 (a),(f) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN 6 .706 04/15/34 1,824,625
825,000 (f) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A 6 .660 02/20/30 863,997
300,000 (a),(f) BX Commercial Mortgage Trust, Series 2024 PURE 5 .805 11/15/41 217,610
133,820 Carvana Auto Receivables Trust, Series 2021 N2 1 .270 03/10/28 129,741
1,000,000 (f) Cologix Data Centers US Issuer LLC, Series 2021 1A 3 .300 12/26/51 966,257
1,500,000 (a) COMM Mortgage Trust, Series 2015 CR24 4 .320 08/10/48 1,431,306
500,000 (f) Compass Datacenters Issuer III LLC, Series 2025 1A 5 .656 02/25/50 504,997
1,000,000 (a),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.600%), Series 2022 R08 7 .950 07/25/42 1,044,097
228,496 (f) Diamond Resorts Owner Trust, Series 2021 1A 2 .700 11/21/33 227,959
1,487,605 (a),(f) ELP Commercial Mortgage Trust, (TSFR1M + 2.781%), Series 2021 ELP 7 .123 11/15/38 1,487,932
1,350,000 (f) Frontier Issuer LLC, Series 2024 1 6 .190 06/20/54 1,386,385
98,455 (f) MVW LLC, Series 2021 1WA 1 .940 01/22/41 93,696
165,894 (f) Oportun Issuance Trust, Series 2021 B 1 .960 05/08/31 162,051
165,894 (f) Oportun Issuance Trust, Series 2021 B 3 .650 05/08/31 163,648
TOTAL UNITED STATES 10,504,301
TOTAL STRUCTURED ASSETS
(Cost $20,216,393) 19,968,189
TOTAL LONG-TERM INVESTMENTS
(Cost $470,878,676) 450,149,344

International Bond

Consolidated Portfolio of Investments January 31, 2026
(continued)
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
424,723 (k) State Street Navigator Securities Lending Government Money Market Portfolio 4.320%(l) $ 424,723
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $424,723) 424,723
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 4.5%
REPURCHASE AGREEMENT - 2.8%
$ 13,172,000 (m) Fixed Income Clearing Corporation 4 .360 08/01/25 13,172,000
TOTAL REPURCHASE AGREEMENT 13,172,000
TREASURY DEBT - 1.7%
CAD 4,200,000 Canadian Treasury Bill 0 .000 01/14/26 2,993,985
JPY 575,000,000 Japan Treasury Discount Bill 0 .000 09/01/25 3,811,619
JPY 217,000,000 Japan Treasury Discount Bill 0 .000 09/29/25 1,437,981
TOTAL TREASURY DEBT 8,243,585
TOTAL SHORT-TERM INVESTMENTS
(Cost $21,665,579) 21,415,585
TOTAL INVESTMENTS - 98.0%
(Cost $492,968,978) 471,989,652
OTHER ASSETS & LIABILITIES, NET - 2.0% 9,709,179
NET ASSETS - 100.0% $ 481,698,831
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) All or a portion of this security is owned by Nuveen International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(c) Perpetual security. Maturity date is not applicable.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 0.3% of Total Investments.
(e) All or a portion of this security is owned by Nuveen International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $126,375,591 or 26.8% of Total
Investments.
(g) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $407,537.
(h) When-issued or delayed delivery security.
(i) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(j) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 4.360% dated 7/31/25 to be repurchased at $13,173,595 on 8/1/25, collateralized by Government Agency Securities, with coupon rate
0.375% and maturity date 9/30/27, valued at $13,435,567.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 34,030,915 CNH 245,750,000 Australia and New Zealand Banking Group Limited 08/15/25 $ (92,142)
$ 1,204,657 EUR 1,047,682 Australia and New Zealand Banking Group Limited 10/10/25 1,682
$ 2,288,987 NZD 3,803,254 Australia and New Zealand Banking Group Limited 10/10/25 42,665
$ 994,210 NZD 1,658,151 Australia and New Zealand Banking Group Limited 10/10/25 14,854
$ 2,042,255 THB 66,472,324 Australia and New Zealand Banking Group Limited 08/13/25 5,929
$ 2,003,116 CHF 1,578,932 Bank of America, N.A. 10/10/25 41,652
$ 174,300,071 EUR 147,712,175 Bank of America, N.A. 10/10/25 4,920,752
$ 14,239,571 EUR 12,058,757 Bank of America, N.A. 10/10/25 393,389
$ 1,263,494 EUR 1,074,871 Bank of America, N.A. 10/10/25 30,955
$ 43,392,670 GBP 31,931,439 Bank of America, N.A. 10/10/25 1,193,045
$ 2,270,381 GBP 1,670,394 Bank of America, N.A. 10/10/25 60,524
$ 51,730,036 JPY 7,513,494,990 Bank of America, N.A. 10/10/25 1,501,959
$ 1,634,563 RON 7,604,531 Bank of America, N.A. 08/18/25 (73,147)
$ 21,135,757 CAD 28,765,829 Barclays Bank PLC 10/10/25 302,331
$ 1,101,813 MXN 20,651,214 Barclays Bank PLC 08/11/25 8,482
$ 845,609 CNH 6,046,301 Citibank N.A. 08/15/25 6,064
$ 1,837,679 CZK 38,565,877 Citibank N.A. 08/11/25 46,639
$ 987,024 CZK 21,024,099 Citibank N.A. 10/10/25 8,975
$ 4,307,917 IDR 70,217,330,000 Citibank N.A. 08/12/25 53,364
$ 13,960,097 KRW 19,119,190,000 Citibank N.A. 08/12/25 248,400
$ 842,921 PEN 3,008,015 Goldman Sachs 08/12/25 5,949
$ 3,007,579 CAD 4,148,756 Morgan Stanley Capital Services 10/10/25 2,875
$ 1,536,206 CHF 1,236,133 Morgan Stanley Capital Services 10/10/25 592
$ 1,513,231 EUR 1,312,742 Morgan Stanley Capital Services 10/10/25 7,930
$ 1,157,491 EUR 1,006,747 Morgan Stanley Capital Services 10/10/25 3,069
$ 789,916 HUF 269,345,282 Morgan Stanley Capital Services 08/11/25 21,868
$ 994,406 IDR 16,333,216,000 Morgan Stanley Capital Services 08/12/25 4,757
$ 998,165 NOK 10,055,376 Morgan Stanley Capital Services 10/10/25 25,080
$ 2,145,319 PLN 7,765,389 Morgan Stanley Capital Services 08/11/25 73,588
EUR 136,824 $ 161,484 Morgan Stanley Capital Services 10/10/25 (4,591)
EUR 553,900 $ 635,608 Morgan Stanley Capital Services 10/10/25 (459)
$ 758,234 ZAR 13,545,335 Morgan Stanley Capital Services 08/11/25 15,221
$ 7,797,127 AUD 11,931,701 Standard Chartered Bank 10/10/25 118,676
$ 3,016,251 CNH 21,795,731 Standard Chartered Bank 08/15/25 (10,146)
JPY 195,627,324 $ 1,327,544 Standard Chartered Bank 10/10/25 (19,766)
Total  $ 8,961,015
Total unrealized appreciation on forward foreign currency contracts  $ 9,161,266
Total unrealized depreciation on forward foreign currency contracts  $ (200,251)

International Bond

Consolidated Portfolio of Investments January 31, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CNH Chinese Yuan Renminbi Offshore
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
Fund Level 1 Level 2 Level 3 Total
International Bond
Long-Term Investments
:
Bank loan obligations $— $641,932 $— $641,932
Corporate bonds — 98,700,230 — 98,700,230
Government bonds — 330,838,993 — 330,838,993
Structured assets — 19,968,189 — 19,968,189
Investments purchased with collateral from securities lending 424,723 — — 424,723
Short-Term Investments
:
Repurchase agreement — 13,172,000 — 13,172,000
Treasury debt — 8,243,585 — 8,243,585
Investments in Derivatives
:
Forward foreign currency contracts* — 8,961,015 — 8,961,015
Total $424,723 $480,525,944 $— $480,950,667
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).